                                                                            BOND
                                                                           FUNDS
                                                                   ANNUAL REPORT
                                                FOR THE YEAR ENDED JUNE 30, 1999



                                                      ULTRA SHORT-TERM BOND FUND

                                                            SHORT-TERM BOND FUND

                                                          INTERMEDIATE BOND FUND

                                                                       BOND FUND

                                                                INCOME BOND FUND

                                                            GOVERNMENT BOND FUND

                                                          TREASURY & AGENCY FUND

                                                            HIGH YIELD BOND FUND


                                                                [ONE GROUP LOGO]

IMPORTANT CUSTOMER INFORMATION. INVESTMENT PRODUCTS:

- are not deposits or obligations of, or guaranteed by, BANK ONE CORPORATION or any of its affiliates,

- are not insured by the FDIC, and                [NOT INSURED BY THE FDIC LOGO]

_ are subject to investment risks, including possible loss of the principal amount invested.

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

Portfolio Performance Review.................................................. 2
Schedules of Portfolio Investments............................................27
Statements of Assets and Liabilities..........................................86
Statements of Operations......................................................88
Statements of Changes in Net Assets...........................................91
Statements of Cash Flows......................................................94
Notes to Financial Statements.................................................95
Financial Highlights.........................................................110
Report of Independent Accountants............................................138

                      One Group Ultra Short-Term Bond Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

HOW DID THE FUND PERFORM?
One Group Ultra Short-Term Bond Fund, formerly One Group Ultra Short Term Income Fund, I share class posted a total return of 4.66% for the year ended June 30, 1999. (For information on other share classes and performance comparisons to indexes, please see page 4.)

HOW WOULD YOU DESCRIBE FISCAL 1999'S MARKET CLIMATE?
The fiscal year ending June 30, 1999, can be characterized as an incredibly turbulent period in the fixed income market. In the fall of 1998, interest rates hit new lows in the wake of emerging market and hedge fund crises. Concern over the stability of the financial markets led the Federal Reserve to cut interest rates three times during the second half of 1998. While interest rates were falling, interest rate volatility and credit quality spreads were rising to levels not seen in nearly a decade. (Spreads refer to the difference in yield between non-Treasury securities, such as agency, corporate and mortgage-backed bonds, and comparable-maturity Treasury bonds. When spreads widen, prices on non-Treasury bonds decline, and vice versa.) To compound the problem, the low interest rates led to significant mortgage refinancing activity, putting further negative pressure on mortgage-backed securities.

As the fiscal year progressed, interest rates started showing an upward trend. In addition, liquidity improved and spreads began to tighten. Mortgage-backed bonds, highly rated corporate bonds and asset-backed securities outperformed Treasuries in the first quarter of 1999. Economic indicators began to show that the economy had not been negatively affected by the liquidity crisis in the fall.

The final quarter of the fiscal year proved to the markets that the volatility and liquidity problems of 1998 had not been completely erased. As the U.S. economy continued growing at a rapid pace, the Federal Reserve took action with an interest rate increase at the end of June. In anticipation of this move, interest rate volatility surged and quality spreads again widened.

HOW DID THESE EVENTS INFLUENCE THE FUND?
The significant increase in quality spreads, particularly those of lower-rated asset-backed securities, negatively affected the Fund's one-year performance. In addition, the high concentration of floating-rate securities negatively influenced the Fund's return by generating lower income as rates were declining. At the same time, their prices were falling due to the rise in quality spreads.

The Fund's 30-day SEC yield declined from 5.85% on June 30, 1998, to 5.35% on June 30, 1999 (I share class). This decline was due in part to an increase of Fund inflows, which caused the Fund to grow by approximately 30% during the period. This growth, given the current level of short-term rates, has had a significant dilutive effect on the Fund. Also, in order to reduce the Fund's volatility in the difficult market, we increased the Fund's allocation to very short, high-quality floating-rate asset-backed securities. While spreads widened, the fact that the coupons on these securities were indexed to money market rates, which remained very low, pushed the Fund's yield lower.

The rising rate environment contributed to a decline in share price for the Fund. However, the high level of income more than offset the price depreciation.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
Our ongoing strategy is to attempt to maximize total return while maintaining a relatively stable share price. To that end, we invested primarily in fixed- and floating-rate asset-backed and mortgage-backed securities of high quality that offer significant yield advantages over comparable maturity Treasury securities.

We also focused on keeping the Fund's duration close to its target of 0.90 years. (Duration is a measure of a fund's sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less.) Throughout the year, duration varied from 0.85 years to 1.03 years due to the varying duration of mortgage-backed securities and to the increased interest rate volatility.

                      One Group Ultra Short-Term Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

WHAT IS YOUR OUTLOOK FOR THE FUND?
In the short term, given the uncertainty surrounding inflation, economic growth and Federal Reserve policy, we expect rates and spreads to remain volatile. Later in the year, we believe the economy may start showing signs of a slowdown, which should alleviate any additional pressure on the Fed to continue raising rates. We expect interest rates to remain steady or moderately decline by the end of 1999. We also expect the yield curve to remain flat and overall interest rate volatility to drop. As such, the spread sectors may perform very well throughout the rest of the calendar year. We plan to continue emphasizing these securities over Treasuries.

/s/ Douglas S. Swanson
Douglas Swanson
Team Leader
Banc One Investment Advisors Taxable Bond Team

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities

Please refer to the prospectus and the accompanying financial information for more information about the Fund.

                      One Group Ultra Short-Term Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                  Since
                                                Inception
                        1 Year      5 Year       (2/2/93)
  Class I                4.66%       5.71%        5.10%


                          Value of $10,000 Investment


                                              CLASS I          LEHMAN BROTHERS 1-3                                LIPPER MIX
                                              -------            YEAR GOVERNMENT       ML 1 YEAR TREASURY         ----------
                                                                      INDEX                BILL INDEX
                                                               -------------------     ------------------
2/93                                          $10,000                $10,000                $10,000                $10,000
6/93                                           10,201                 10,142                 10,104                 10,146
6/94                                           10,421                 10,297                 10,346                 10,354
6/95                                           10,957                 11,086                 11,014                 10,913
6/96                                           11,571                 11,693                 11,625                 11,540
6/97                                           12,397                 12,462                 12,343                 12,274
6/98                                           13,141                 13,307                 13,059                 12,931
6/99                                           13,754                 13,978                 13,731                 13,499

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                  Since
                                                Inception
                        1 Year      5 Year      (3/10/93)
  Class A                4.40%       5.48%        4.88%
  Class A*               1.22%       4.85%        4.37%


* Reflects 3.00% Sales Charge.

                          Value of $10,000 Investment


                                     CLASS A            CLASS A*         LEHMAN BROTHERS                           LIPPER MIX
                                     -------            --------            1-3 YEAR            ML 1 YEAR          ----------
                                                                           GOVERNMENT         TREASURY BILL
                                                                              INDEX               INDEX
                                                                         ---------------      -------------
3/93                                 $10,000              $9,700             $10,000             $10,000             $10,000
6/93                                  10,146               9,842              10,111              10,074              10,114
6/94                                  10,344              10,033              10,265              10,316              10,321
6/95                                  10,845              10,519              11,052              10,982              10,878
6/96                                  11,432              11,089              11,657              11,591              11,503
6/97                                  12,233              11,866              12,423              12,307              12,235
6/98                                  12,935              12,548              13,265              13,021              12,890
6/99                                  13,505              13,099              13,934              13,691              13,456

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                  Since
                                                Inception
                        1 Year      5 Year      (1/14/94)
  Class B                3.99%       4.98%        4.54%
  Class B**              1.02%       4.98%        4.54%


** Reflects Applicable Contingent Deferred Sales Charge.

                          Value of $10,000 Investment

                                     CLASS B            CLASS B**        LEHMAN BROTHERS                           LIPPER MIX
                                     -------            ---------           1-3 YEAR            ML 1 YEAR          ----------
                                                                           GOVERNMENT         TREASURY BILL
                                                                              INDEX               INDEX
                                                                         ---------------      -------------
1/94                                 $10,000             $10,000             $10,000             $10,000             $10,000
6/94                                   9,991               9,991               9,889              10,027              10,007
6/95                                  10,468              10,468              10,648              10,675              10,547
6/96                                  10,953              10,953              11,231              11,266              11,153
6/97                                  11,634              11,634              11,969              11,962              11,862
6/98                                  12,252              12,252              12,780              12,656              12,497
6/99                                  12,742              12,742              13,424              13,307              13,046

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Ultra Short-Term Bond Fund is measured against the Merrill Lynch 1 Year Treasury Bill Index, an unmanaged index which reflects the total return of a hypothetical Treasury bill with a discount rate equal to the average rate established at each of the auctions during a given year. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

The Lipper Mix consists of an average of the Lipper ARM index that invests at least 65% of its assets in adjustable rate mortgage securities or other securities collateralized by or representing an interest in mortgages and the Lipper Ultra Short-Term Index that invests at least 65% of its assets in investment grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days.

The Lehman Brothers 1 to 3 Year Government Index is comprised of US Government and agency securities with maturities of one to three years.

The benchmark index for the Ultra Short-Term Bond Fund was changed from the Lehman Brothers 1 to 3 Year Government Index to the Merrill Lynch 1 year Treasury Bill Index in order to better represent the investment policies for comparison purposes.

                         One Group Short-Term Bond Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

HOW DID THE FUND PERFORM?
For the year ended June 30, 1999, One Group Short-Term Bond Fund, formerly One Group Limited Volatility Bond Fund, I share class posted a total return of 4.67%. (For information on other share classes and performance comparisons to indexes, please see page 6.)

The Fund's I share class generated income of approximately 5.7% during the year, which was offset somewhat by an approximate 1.0% decline in share price. Higher interest rates and wider yield spreads led to price depreciation over the 12-month period, but income was high enough to more than offset the general price decline and provide a positive return for the Fund. (Yield spreads refer to the difference in yield between non-Treasury securities, such as agency, corporate and mortgage-backed bonds, and comparable-maturity Treasury bonds. When spreads widen, prices on non-Treasury bonds decline, and vice versa.)

HOW DID THE FUND'S YIELD CHANGE?
The Fund's 30-day SEC yield moved slightly lower during the year, to 5.66% on June 30, 1999, compared to 5.75% on June 30, 1998 (I share class).

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
Consistent with our investment philosophy, our strategy was to search for value based on thorough credit and risk/return analysis across all sectors of the fixed income market. We maintained a bias toward "AAA"-rated asset-backed and mortgage-backed securities due to the yield advantages these securities offered over Treasuries. However, Treasuries remained the best performing sector of the market for the entire 12-month period, fueled by a "flight to quality" that emerged in the fall of 1998. Concern over financial turmoil in Asia and other emerging markets led to a rally in the Treasury market, with other sectors of the fixed income market falling out of favor with investors. While corporate bonds and asset- and mortgage-backed securities had not fully recovered by fiscal year-end, liquidity slowly has been returning to these sectors and valuations appear much more reasonable than levels seen in early 1999.

Because of these events and 1999's growing fears of inflation, we carefully controlled the Fund's duration, which ended the fiscal year at 1.8 years, compared to 2.4 years on June 30, 1998. (Duration is a measure of a fund's sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less.)

Given the economic and market uncertainties characteristic of the period, we maintained a high-quality portfolio during the year, with the Fund's average quality higher than it was a year earlier. On June 30, 1999, 81.0% of the portfolio's securities were rated AAA, 3.4% were rated AA, 15.4% were rated A, and 0.2% were rated BBB, compared to 78.9% AAA-rated, 0.9% AA-rated, 18.2% A-rated, and 2.0% BBB-rated on June 30, 1998.*

WHAT IS YOUR OUTLOOK FOR THE FUND?
Much of the Fund's performance -- and that of all domestic fixed income portfolios -- is contingent on economic activity. If the economy moderates from its current rapid growth pace, yields likely will decline, resulting in an increase in bond prices and in the Fund's share price. If the economy continues to show strength and yields increase, bond prices and the Fund's share price likely will decline.

Our longer-term outlook on yield spreads remains positive, but we continue to advocate a bias toward high-quality securities.

/s/ Douglas S. Swanson
Douglas Swanson
Team Leader
Banc One Investment Advisors Taxable Bond Team

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities

---------------

* The Fund's composition is subject to change.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

                         One Group Short-Term Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                  Since
                                                Inception
                        1 Year      5 Year       (9/4/90)
  Class I                4.67%       6.21%        6.76%

                          Value of $10,000 Investment

                                                         CLASS I                 LIPPER SHORT US
                                                         -------              GOVERNMENT BOND FUNDS        LEHMAN BROTHERS 1-3
                                                                                      INDEX               YEAR GOVERNMENT INDEX
                                                                              ---------------------       ---------------------
9/90                                                    $10,000                     $10,000                     $10,000
6/91                                                     10,799                      10,710                      10,768
6/92                                                     12,068                      11,730                      11,881
6/93                                                     13,066                      12,515                      12,659
6/94                                                     13,170                      12,668                      12,852
6/95                                                     14,218                      13,604                      13,837
6/96                                                     14,947                      14,309                      14,595
6/97                                                     15,957                      15,153                      15,554
6/98                                                     17,008                      16,136                      16,609
6/99                                                     17,802                      16,844                      17,446

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                  Since
                                                Inception
                        1 Year      5 Year      (2/18/92)
  Class A                4.41%       5.94%        5.66%
  Class A*               1.32%       5.29%        5.22%


* Reflects 3.00% Sales Charge.

                          Value of $10,000 Investment

                                              CLASS A                CLASS A*         LEHMAN BROTHERS 1-3      LIPPER SHORT US
                                              -------                --------           YEAR GOVERNMENT        GOVERNMENT BOND
                                                                                             INDEX               FUNDS INDEX
                                                                                      -------------------      ---------------
2/92                                          $10,000                 $9,700                $10,000                $10,000
6/92                                           10,356                 10,045                 10,284                 10,274
6/93                                           11,188                 10,853                 10,957                 10,962
6/94                                           11,243                 10,906                 11,123                 11,096
6/95                                           12,105                 11,742                 11,976                 11,916
6/96                                           12,694                 12,314                 12,632                 12,534
6/97                                           13,515                 13,110                 13,462                 13,273
6/98                                           14,368                 13,935                 14,375                 14,134
6/99                                           15,002                 14,550                 15,100                 14,754

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                  Since
                                                Inception
                        1 Year      5 Year      (1/14/94)
  Class B                4.02%       5.43%        4.62%
  Class B**              1.05%       5.43%        4.62%


** Reflects Applicable Contingent Deferred Sales Charge.

                          Value of $10,000 Investment

                                              CLASS B               CLASS B**         LEHMAN BROTHERS 1-3      LIPPER SHORT US
                                              -------               ---------           YEAR GOVERNMENT        GOVERNMENT BOND
                                                                                             INDEX               FUNDS INDEX
                                                                                      -------------------      ---------------
1/94                                          $10,000                $10,000                $10,000                $10,000
6/94                                            9,819                  9,819                  9,889                  9,874
6/95                                           10,524                 10,524                 10,648                 10,603
6/96                                           10,974                 10,974                 11,231                 11,153
6/97                                           11,604                 11,604                 11,969                 11,811
6/98                                           12,297                 12,297                 12,780                 12,578
6/99                                           12,792                 12,792                 13,424                 13,130

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Short-Term Bond Fund is measured against the Lehman Brothers 1 to 3 Year Government Index, an unmanaged index comprised of US Government and agency securities with maturities of one to three years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

The Lipper Short US Government Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

                        One Group Intermediate Bond Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

HOW DID THE FUND PERFORM?
For the six months ended June 30, 1999, One Group Intermediate Bond Fund I share class posted a total return of -0.08%.(1) The Fund's one-year total return on I shares as of June 30, 1999, was 3.97%. (For information on other share classes and performance comparisons to indexes, please see page 9.)

HOW DID MARKET DEVELOPMENTS INFLUENCE PERFORMANCE?
The fixed income market experienced significant volatility during the past year. The second half of 1998 saw interest rates moving steadily downward, with the 30-year Treasury yield reaching an all-time low. Concerns about emerging markets and the stability of the financial markets spawned a "flight to quality" in the Treasury market and led the Federal Reserve to cut interest rates three times.

But, as we moved into 1999, interest rates began moving upward as strong U.S. economic growth, inflation fears and improvements abroad emerged. These events eventually led the Fed to raise interest rates at the end of June.

The Fund's overweighted positions in high-quality mortgage-backed and asset-backed securities led to underperformance during the "flight to quality," as Treasuries outperformed all other fixed income securities. Mortgage- and asset-backed securities rebounded during the first calendar quarter of 1999, only to once again fall behind Treasuries in the second quarter of 1999, as liquidity concerns re-emerged.

HOW DID THE FUND'S YIELD CHANGE?
Overall, interest rates were higher for the period, which caused the Fund's share price to decline. However, the Fund's yield more than compensated for the price depreciation. The Fund's 30-day SEC yield (I share class) increased to 6.37% on June 30, 1999, from 6.14% on December 31, 1998, and 6.34% on June 30,
1998.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
We attempted to keep the Fund's duration close to that of the Lehman Brothers Intermediate Government/ Corporate Bond Index, the Fund's benchmark index. (Duration is a measure of a fund's sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less.) On June 30, 1999, the Fund's duration was 3.9 years, versus 3.5 years for the index. This strategy helped the Fund's share price avoid any wide swings as interest rates increased.

We also focused on maintaining a high credit-quality profile. In an effort to capture yield advantages, we emphasized high-quality mortgage- and asset-backed securities that we believed were undervalued and offered superior risk/reward characteristics.

HOW WAS THE FUND STRUCTURED IN TERMS OF SECTORS AND QUALITY?*
On June 30, 1999, 24% of the Fund's assets were invested in U.S. Treasuries, 45% were in mortgage-backed securities, 10% were in asset-backed securities, 12% were in corporate bonds and 6% were in money market securities. Securities rated "AAA" comprised 75% of the Fund.

                        One Group Intermediate Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

WHAT IS YOUR OUTLOOK FOR THE FUND?
While we think the bond market will remain volatile, our long-term view is positive, and we believe that current yield levels are very compelling. We expect the Fund to remain heavily overweighted in mortgage-backed bonds, as we believe the sector as a whole and the Fund's particular holdings are still very undervalued. Furthermore, we think that many of the Fund's mortgage securities may perform well in different interest rate environments. The Fund also remains overweighted in the asset-backed sector, which we think may outperform Treasuries during the next year. Finally, we will continue to emphasize higher-quality securities and attempt to keep the Fund's duration similar to that of its benchmark.

/s/ Douglas S. Swanson
Douglas Swanson
Team Leader
Banc One Investment Advisors Taxable Bond Team

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities

---------------

(1) The Pegasus Intermediate Bond Fund merged with the One Group Intermediate Bond Fund on March 22, 1999. For financial reporting purposes, the Pegasus fund was considered the accounting survivor. Therefore, prior to the merger date of March 22, 1999 all financial statement and performance information for the One Group Intermediate Bond Fund reflect that of the Pegasus fund. The Pegasus Funds previously had a fiscal year end of December 31. Subsequent to the merger, the fiscal year end changed from December 31 to June 30. See notes to financial statements for additional information.

* The Fund composition is subject to change.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

                        One Group Intermediate Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                       Since
                                                     Inception
                       1 Year    5 Year    10 Year  (12/31/83)
  Class I               3.97%     7.57%     7.60%      8.52%


                          Value of $10,000 Investment

                                                         CLASS I                 LEHMAN BROTHERS
                                                         -------                  INTERMEDIATE          LIPPER SHORT INTERMEDIATE
                                                                              GOVERNMENT/CORPORATE         US GOVERNMENT BOND
                                                                                   BOND INDEX                  FUNDS INDEX
                                                                              --------------------      -------------------------
6/89                                                     $10,000                     $10,000                     $10,000
6/90                                                      10,800                      10,782                      10,759
6/91                                                      11,940                      11,916                      11,832
6/92                                                      13,484                      13,485                      13,180
6/93                                                      14,764                      14,900                      14,287
6/94                                                      14,446                      14,862                      14,244
6/95                                                      15,868                      16,404                      15,415
6/96                                                      16,911                      17,226                      16,072
6/97                                                      18,439                      18,469                      17,113
6/98                                                      20,008                      20,047                      18,330
6/99                                                      20,803                      20,886                      18,995

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                       Since
                                                     Inception
                       1 Year    5 year    10 Year  (12/31/83)
  Class A               3.72%     7.38%     7.48%      8.44%
  Class A*             (0.91)%    6.39%     6.99%      8.12%


* Reflects 4.50% Sales Charge.

                          Value of $10,000 Investment

                                              CLASS A                CLASS A*           LEHMAN BROTHERS          LIPPER SHORT
                                              -------                --------             INTERMEDIATE         INTERMEDIATE US
                                                                                      GOVERNMENT/CORPORATE     GOVERNMENT BOND
                                                                                           BOND INDEX            FUNDS INDEX
                                                                                      --------------------     ---------------
6/89                                          $10,000                 $9,550                $10,000                $10,000
6/90                                           10,800                 10,319                 10,782                 10,759
6/91                                           11,933                 11,403                 11,916                 11,832
6/92                                           13,444                 12,846                 13,485                 13,180
6/93                                           14,720                 14,085                 14,900                 14,287
6/94                                           14,403                 13,763                 14,862                 14,244
6/95                                           15,521                 15,118                 16,404                 15,415
6/96                                           16,661                 16,111                 17,226                 16,072
6/97                                           18,317                 17,502                 18,469                 17,113
6/98                                           19,829                 18,947                 20,047                 18,330
6/99                                           20,566                 19,651                 20,886                 18,995

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                       Since
                                                     Inception
                       1 Year    5 Year    10 Year  (12/31/83)
  Class B               2.92%     6.99%     7.29%      8.32%
  Class B**            (1.97)%    6.69%     7.29%      8.32%


** Reflects Applicable Contingent Deferred Sales Charge.

                          Value of $10,000 Investment

                                              CLASS B               CLASS B**           LEHMAN BROTHERS          LIPPER SHORT
                                              -------               ---------             INTERMEDIATE         INTERMEDIATE US
                                                                                      GOVERNMENT/CORPORATE     GOVERNMENT BOND
                                                                                           BOND INDEX            FUNDS INDEX
                                                                                      --------------------     ---------------
6/89                                         $10,000                $10,000                $10,000                $10,000
6/90                                          10,808                 10,808                 10,782                 10,759
6/91                                          11,942                 11,942                 11,916                 11,832
6/92                                          13,454                 13,454                 13,485                 13,180
6/93                                          14,725                 14,725                 14,900                 14,287
6/94                                          14,416                 14,416                 14,862                 14,244
6/95                                          15,842                 15,842                 16,404                 15,415
6/96                                          16,873                 16,873                 17,226                 16,072
6/97                                          18,277                 18,277                 18,469                 17,113
6/98                                          19,641                 19,641                 20,047                 18,330
6/99                                          20,214                 20,214                 20,886                 18,995

                        One Group Intermediate Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                        Since
                                      Inception
                                      (3/22/99)
  Class C                              (0.51)%
  Class C**                            (1.49)%

** Reflects Applicable Contingent Deferred Sales Charge.

                          Value of $10,000 Investment

                                              CLASS C               CLASS C**           LEHMAN BROTHERS
                                              -------               ---------             INTERMEDIATE       LIPPER INTERMEDIATE
                                                                                      GOVERNMENT/CORPORATE      US GOVERNMENT
                                                                                           BOND INDEX          BOND FUNDS INDEX
                                                                                      --------------------   -------------------
3/99                                          $10,000               $10,000                $10,000                $10,000
6/99                                            9,957                 9.957                 10,430                 10,455

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The above-quoted performance data includes the performance of the Pegasus Intermediate Bond Fund for the period prior to the commencement of operations of the One Group Intermediate Bond Fund on March 22, 1999.

The above-quoted performance data includes the performance of a common trust fund for the period prior to the commencement of operations of the mutual fund on June 1, 1991, adjusted to reflect the deduction of fees and expenses. A common trust fund is not registered under the Investment Company Act of 1940 ("1940 Act") and, therefore, is not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected.

The performance of the Intermediate Bond Fund is measured against the Lehman Brothers Intermediate Government/Corporate Bond Index, an unmanaged index comprised of US Government agency and Treasury securities and investment grade corporate bonds. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

The Lipper Short Intermediate US Government Bond Funds Index consists of funds that invest at least 65% of its assets in securities issued or guaranteed by the U.S. government, its agencies, or its instrumentalities, with a dollar-weighted average maturity of one to five years.

                              One Group Bond Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

HOW DID THE FUND PERFORM?
For the six months ended June 30, 1999, One Group Bond Fund I share class posted a total return of -0.87%.(1) For the year ended June 30, 1999, the Fund's total return on I shares was 3.25%. (For information on other share classes and performance comparisons to indexes, please see page 13.)

HOW DID MARKET DEVELOPMENTS INFLUENCE PERFORMANCE?
The fixed income market experienced significant volatility over the past year. The second half of 1998 saw interest rates moving steadily downward, with the 30-year Treasury yield reaching an all-time low. Concerns about emerging markets and the stability of the financial markets spawned a "flight to quality" in the Treasury market and led the Federal Reserve to cut interest rates three times.

But, as we moved into 1999, interest rates began moving upward as strong U.S. economic growth, inflation fears and improvements abroad emerged. These events eventually led the Fed to raise interest rates at the end of June.

The Fund's overweighted positions in high quality mortgage-backed and asset-backed securities led to underperformance during the "flight to quality," as Treasuries outperformed all other fixed income securities. Mortgage- and asset-backed securities rebounded during the first calendar quarter of 1999, only to once again fall behind Treasuries in the second quarter of 1999, as liquidity concerns re-emerged.

HOW DID THE FUND'S YIELD CHANGE?
Overall, interest rates were higher for the period, which caused the Fund's share price to decline. However, the Fund's yield more than compensated for the price depreciation. The Fund's 30-day SEC yield (I share class) increased to 7.06% on June 30, 1999, from 6.21% on December 31, 1998, and 6.30% on June 30,
1998.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
We attempted to keep the Fund's duration close to that of the Lehman Brothers Aggregate Bond Index, the Fund's benchmark index. (Duration is a measure of a fund's sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less.) On June 30, 1999, the Fund's duration was 5.2 years, versus 4.9 years for the index. This strategy helped the Fund's share price avoid any wide swings as interest rates fluctuated.

We also focused on maintaining a high credit-quality profile. In an effort to capture yield advantages, we emphasized high quality mortgage- and asset-backed securities that we believed were undervalued and offered superior risk/reward characteristics.

HOW WAS THE FUND STRUCTURED IN TERMS OF SECTORS AND QUALITY?*
At the end of the six-month period, 31% of the Fund's assets were invested in U.S. Treasuries, 51% were in mortgage-backed securities, 6% were in asset-backed securities, 5% were in corporate bonds and 6% were in money market securities. Securities rated "AAA" comprised 95% of the Fund.

                              One Group Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------

ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

WHAT IS YOUR OUTLOOK FOR THE FUND?
While we think the bond market will remain volatile, our long-term view is positive, and we believe that current yield levels are very compelling. We expect the Fund to remain heavily overweighted in mortgage-backed bonds, as we believe the sector as a whole and the Fund's particular holdings are still very undervalued. Furthermore, we think that many of the Fund's mortgage securities may perform well in different interest-rate environments. The Fund also remains overweighted in the asset-backed sector, which we think may outperform Treasuries during the next year. Finally, we will continue to emphasize higher-quality securities and attempt to keep the Fund's duration similar to that of its benchmark.

/s/ Douglas S. Swanson
Douglas Swanson
Team Leader
Banc One Investment Advisors Taxable Bond Team

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities

---------------

* The Fund's composition is subject to change.

(1) The Fund previously was a member of the Pegasus Funds, which had a fiscal year-end of December 31, 1998 -- the date of the last Pegasus Funds annual report. The Pegasus Funds merged with the One Group in March 1999, and the Fund's fiscal year-end is now June 30.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

                              One Group Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------

ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                       Since
                                                     Inception
                       1 Year    5 Year    10 Year  (12/31/83)
  Class I               3.25%     8.44%     8.38%      9.59%

                          Value of $10,000 Investment

                                                         CLASS I                                         LIPPER INTERMEDIATE US
                                                         -------                 LEHMAN BROTHERS          GOVERNMENT BOND FUND
                                                                              AGGREGATE BOND INDEX                INDEX
                                                                              --------------------       ----------------------
6/89                                                     $10,000                     $10,000                     $10,000
6/90                                                      10,764                      10,785                      10,681
6/91                                                      11,910                      11,939                      11,704
6/92                                                      13,519                      13,616                      13,207
6/93                                                      15,264                      15,220                      14,550
6/94                                                      14,906                      15,022                      14,301
6/95                                                      16,732                      16,907                      15,710
6/96                                                      17,860                      17,755                      16,346
6/97                                                      19,581                      19,202                      17,525
6/98                                                      21,648                      21,227                      19,178
6/99                                                      22,353                      21,894                      19,677

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                       Since
                                                     Inception
                       1 Year    5 Year    10 Year  (12/31/83)
  Class A               2.99%     8.28%     8.30%      9.54%
  Class A*             (1.62)%    7.28%     7.80%      9.22%

* Reflects 4.50% Sales Charge.

                          Value of $10,000 Investment

                                              CLASS A                CLASS A*           LEHMAN BROTHERS      LIPPER INTERMEDIATE
                                              -------                --------            AGGREGATE BOND         US GOVERNMENT
                                                                                             INDEX             BOND FUND INDEX
                                                                                        ---------------      -------------------
6/89                                         $10,000                  $9,550                 $10,000                 $10,000
6/90                                          10,764                  10,285                  10,785                  10,681
6/91                                          11,910                  11,380                  11,939                  11,704
6/92                                          13,519                  12,918                  13,616                  13,207
6/93                                          15,264                  14,585                  15,220                  14,550
6/94                                          14,906                  14,243                  15,022                  14,301
6/95                                          16,732                  15,988                  16,907                  15,710
6/96                                          17,860                  17,066                  17,755                  16,346
6/97                                          19,515                  18,647                  19,202                  17,525
6/98                                          21,544                  20,586                  21,227                  19,178
6/99                                          22,189                  21,202                  21,894                  19,677

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                       Since
                                                     Inception
                       1 Year    5 Year    10 Year  (12/31/83)
  Class B               2.23%     7.92%     8.11%      9.42%
  Class B**            (2.61)%    7.62%     8.11%      9.42%


** Reflects Applicable Contingent Deferred Sales Charge.

                          Value of $10,000 Investment

                                              CLASS B               CLASS B**           LEHMAN BROTHERS      LIPPER INTERMEDIATE
                                              -------               ---------            AGGREGATE BOND         US GOVERNMENT
                                                                                             INDEX             BOND FUNDS INDEX
                                                                                        ---------------      -------------------
6/89                                         $10,000                $10,000                $10,000                $10,000
6/90                                          10,760                 10,760                 10,785                 10,681
6/91                                          11,917                 11,917                 11,939                 11,704
6/92                                          13,526                 13,526                 13,616                 13,207
6/93                                          15,262                 15,262                 15,220                 14,550
6/94                                          14,901                 14,901                 15,022                 14,301
6/95                                          16,745                 16,745                 16,907                 15,710
6/96                                          17,866                 17,866                 17,755                 16,346
6/97                                          19,477                 19,477                 19,202                 17,525
6/98                                          21,332                 21,332                 21,227                 19,178
6/99                                          21,808                 21,808                 21,894                 19,677

                              One Group Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------

ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                        Since
                                      Inception
                                      (3/22/99)
  Class C                               (.35)%
  Class C**                            (1.33)%

** Reflects Applicable Contingent Deferred Sales Charge.

                          Value of $10,000 Investment

                                              CLASS C               CLASS C**           LEHMAN BROTHERS      LIPPER INTERMEDIATE
                                              -------               ---------            AGGREGATE BOND         US GOVERNMENT
                                                                                             INDEX             BOND FUNDS INDEX
                                                                                        ---------------      -------------------
3/99                                          $10,000                $10,000                $10,000                $10,000
6/99                                            9,982                  9,883                  9,912                  9,901

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The above-quoted performance data includes the performance of the Pegasus Bond Fund for the period prior to the commencement of operations of the One Group Bond Fund on March 22, 1999.

The above-quoted performance data includes the performance of a common trust fund for the period prior to the commencement of operations of the mutual fund on June 1, 1991, adjusted to reflect the deduction of fees and expenses. A common trust fund is not registered under the Investment Company Act of 1940 ("1940 Act") and, therefore, is not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected.

The performance of the Bond Fund is measured against the Lehman Brothers Aggregate Bond Index, an unmanaged index generally representative of the bond markets as a whole. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

The Lipper Intermediate US Government Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

                           One Group Income Bond Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

HOW DID THE FUND PERFORM?
One Group Income Bond Fund I share class offered a total return of -1.68% for the six months ended June 30, 1999.(1) The Fund's total return on I shares for the year ended June 30, 1999, was 1.94%. (For information on other share classes and performance comparisons to indexes, please see page 16.)

A general climate of higher interest rates and wider yield spreads led to price depreciation for the Fund. (Yield spreads refer to the difference in yield between non-Treasury securities, such as agency, corporate and mortgage-backed bonds, and comparable-maturity Treasury bonds. When spreads widen, prices on non-Treasury bonds decline, and vice versa.) However, the Fund's yield increased over the period due to higher interest rates, wider spreads and an increased allocation to non-Treasury securities. The Fund's 30-day SEC yield on June 30, 1999, was 5.88%, compared to 5.41% on December 31, 1998, and 5.55% on June 30, 1998 (I share class).

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
As is consistent with our investment philosophy, our strategy was to search for value across all sectors of the fixed income market. In determining value, we conducted thorough credit analysis and comprehensive risk and return evaluations. We increased the portfolio's allocations to Treasuries, agencies and mortgage-backed securities and decreased allocations to corporate bonds and asset-backed securities.

In addition to improving the Fund's yield, this action increased the average quality of the Fund. As of June 30, 1999, 64% of the portfolio was invested in AAA-rated securities, 7% in AA-rated, 18% in A-rated and 9% in BBB-rated. This compares to 68% in AAA-rated, 13% in AA-rated, 16% in A-rated and 2% in BBB-rated as of December 31, 1998, and 46% in AAA-rated, 23% in AA-rated, 25% in A-rated and 4% in BBB-rated as of June 30, 1998.*

Duration management also played a role in generating return and controlling risk. (Duration is a measure of a fund's sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less.) The Lehman Aggregate Bond Index replaced the Lehman Government/Corporate Bond Index as the Fund's benchmark. As a result, the Fund's duration ended the period at 4.7 years, compared to 5.4 years on December 31, 1998.

WHAT IS YOUR OUTLOOK FOR THE FUND?
Much of the Fund's performance -- and that of all domestic fixed income portfolios -- is contingent on economic activity. If the economy moderates from its current rapid growth pace, yields likely will decline, resulting in an increase in bond prices and in the Fund's share price. If the economy continues to show strength and yields increase, bond prices and the Fund's share price likely will decline.

/s/ Douglas S. Swanson
Douglas Swanson
Team Leader
Banc One Investment Advisors Taxable Bond Team

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities

---------------
(1) The Pegasus Multi Sector Bond Fund merged with the One Group Income Bond Fund on March 22, 1999. For financial reporting purposes, the Pegasus fund was considered the accounting survivor. Therefore, prior to the merger date of March 22, 1999 all financial statement and performance information for the One Group Income Bond Fund reflect that of the Pegasus fund. The Pegasus Funds previously had a fiscal year end of December 31. Subsequent to the merger, the fiscal year end changed from December 31 to June 30. See notes to financial statements for additional information.

* The Fund's composition is subject to change.

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

                           One Group Income Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                  Since
                                                Inception
                        1 Year      5 Year       (3/5/93)
  Class I                1.94%       7.15%        5.90%


                          Value of $10,000 Investment

                                              CLASS I            LEHMAN BROTHERS        LEHMAN BROTHERS      LIPPER INTERMEDIATE
                                              -------          GOVERNMENT/CORPORATE      AGGREGATE BOND      -------------------
                                                                    BOND INDEX               INDEX
                                                               --------------------     ---------------
3/93                                          $10,000                $10,000                $10,000                $10,000
6/93                                           10,151                 10,300                 10,265                 10,256
6/94                                           10,173                 10,150                 10,132                 10,121
6/95                                           11,359                 11,445                 11,403                 11,245
6/96                                           11,889                 11,978                 11,975                 11,778
6/97                                           12,764                 12,907                 12,951                 12,712
6/98                                           14,095                 14,363                 14,316                 13,940
6/99                                           14,368                 14,748                 14,767                 14,286

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                  Since
                                                Inception
                        1 Year      5 Year       (3/5/93)
  Class A                1.72%       6.87%        5.71%
  Class A*              (2.84)%      5.89%        4.95%


* Reflects 4.50% Sales Charge.

                          Value of $10,000 Investment

                                  CLASS A            CLASS A*         LEHMAN BROTHERS      LEHMAN BROTHERS           LIPPER
                                  -------            --------         AGGREGATE BOND     GOVERNMENT/CORPORATE     INTERMEDIATE
                                                                           INDEX              BOND INDEX           INVESTMENT
                                                                      ---------------    --------------------      GRADE BOND
                                                                                                                   FUNDS INDEX
                                                                                                                  ------------
3/93                              $10,000            $ 9,550              $10,000              $10,000               $10,000
6/93                               10,151              9,698               10,265               10,300                10,256
6/94                               10,187              9,733               10,132               10,150                10,121
6/95                               11,341             10,835               11,403               11,445                11,245
6/96                               11,830             11,302               11,975               11,978                11,778
6/97                               12,670             12,105               12,951               12,907                12,712
6/98                               13,961             13,339               14,316               14,363                13,940
6/99                               14,202             13,569               14,767               14,748                14,286

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                  Since
                                                Inception
                        1 Year      5 Year       (3/5/93)
  Class B                0.86%       6.23%        5.21%
  Class B**             (3.89)%      5.91%        5.21%


** Reflects Applicable Contingent Deferred Sales Charge.

                          Value of $10,000 Investment

                                  CLASS B            CLASS B**         LEHMAN BROTHERS       LEHMAN BROTHERS         LIPPER
                                  -------            ---------       GOVERNMENT/CORPORATE    AGGREGATE BOND       INTERMEDIATE
                                                                          BOND INDEX              INDEX            INVESTMENT
                                                                     --------------------    ---------------       GRADE BOND
                                                                                                                   FUNDS INDEX
                                                                                                                  ------------
3/93                              $10,000             $10,000               $10,000             $10,000              $10,000
6/93                               10,152             10,152                 10,300              10,265               10,256
6/94                               10,194             10,194                 10,150              10,132               10,121
6/95                               11,340             11,340                 11,445              11,403               11,245
6/96                               11,747             11,747                 11,978              11,975               11,778
6/97                               12,480             12,480                 12,907              12,951               12,712
6/98                               13,670             13,670                 14,363              14,316               13,940
6/99                               13,788             13,788                 14,748              14,767               14,286

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The above-quoted performance data includes the performance of the Pegasus Multi Sector Bond Fund for the period prior to the commencement of operations of the One Group Income Bond Fund on March 22, 1999. On December 2, 1994 the fund terminated its offering of Class B shares and such shares converted to Class A shares. The Fund re-offered Class B shares on May 31, 1994. Therefore, the above-quoted performance data for Class B includes the performance of the Pegasus Multi Sector Bond Fund for Class A for the period between December 2, 1994 to May 30, 1995. Performance for the Class B Shares is based on Class A Share performance adjusted to reflect the absence of sales charges.

The performance of the Income Bond Fund is measured against the Lehman Brothers Aggregate Bond Index, an unmanaged index comprised of US Government, mortgage, corporate and asset-backed securities. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

The Lehman Brothers Government/Corporate Bond Index is an unmanaged index generally representative of the government and corporate bond market as a whole.

The Lipper Intermediate Investment Grade Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

The benchmark index for the One Group Income Bond Fund has changed from the Lehman Brothers Government/Corporate Bond Index to the Lehman Brothers Aggregate Bond Index to better represent the investment policies for comparison purposes.

                         One Group Government Bond Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

HOW DID THE FUND PERFORM?

For the year ended June 30, 1999, One Group Government Bond Fund I share class offered a total return of 1.94%. (For information on other share classes and performance comparisons to indexes, please see page 19.)

HOW WOULD YOU DESCRIBE FISCAL 1999'S MARKET CLIMATE?

The fiscal year ending June 30, 1999, can be characterized as an incredibly turbulent period in the fixed income market. In the fall of 1998, interest rates hit new lows in the wake of emerging market and hedge fund crises. Concerns over the stability of the financial markets caused the Federal Reserve to cut rates three times during the second half of 1998. While interest rates were falling, interest rate volatility and credit quality spreads were rising to levels not seen in nearly a decade. (Spreads refer to the difference in yield between non-Treasury securities, such as agency, corporate and mortgage-backed bonds, and comparable-maturity Treasury bonds. When spreads widen, prices on non-Treasury bonds decline, and vice versa.) To compound the problem, the low interest rates led to significant mortgage refinancing activity, putting further negative pressure on mortgage-backed securities.

As the fiscal year progressed, interest rates started showing an upward trend. In addition, liquidity improved and spreads began to tighten. Mortgage-backed bonds, highly rated corporate bonds and asset-backed securities outperformed Treasuries in the first quarter of 1999. Economic indicators began to show that the economy had not been negatively affected by the liquidity crisis in the fall.

The final quarter of the fiscal year proved to the markets that the volatility and liquidity problems of 1998 had not been completely erased. As the U.S. economy continued growing at a rapid pace, the Fed took action with an interest rate increase at the end of June. In anticipation of this move, interest rate volatility surged and quality spreads again widened.

HOW DID THESE EVENTS INFLUENCE THE FUND?
Throughout the year we maintained investments in U.S. Treasuries, agency securities and agency-issued mortgage-backed securities, with an emphasis on mortgage-backed securities. In general, long-term Treasuries outperformed most other sectors. The demand for liquidity, as well as a flattening of the yield curve, significantly benefited these securities.

The significant rise in quality spreads, particularly those of mortgage-backed securities, caused bond prices to decline, which negatively affected the Fund's performance. These quality spreads have yet to recover. In addition, the effective duration of the Fund was slightly longer that its 5.0 year target, which negatively affected the Fund's price performance as interest rates increased. (Duration is a measure of a fund's sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less.)

Overall, though, the Fund's performance was solid relative to the year's market conditions. The one-year return was respectable given the high volatility in interest rates and quality spreads and despite a period characterized by a very flat -- and, at times, inverted -- yield curve.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
Our efforts were concentrated in maintaining a high quality and liquid portfolio and keeping the Fund's duration close to our target of 5.0 years. The Fund's duration varied during the year from 4.85 years to 5.40 years. This fluctuation was due in part to the varying duration of mortgage-backed securities and the increased interest rate volatility.

                         One Group Government Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

WHAT IS YOUR OUTLOOK FOR THE FUND?
In the short term, given the uncertainty surrounding inflation, economic growth and Federal Reserve policy, we expect rates and spreads to remain volatile. Later in the year, we believe the economy may start showing signs of a slowdown, which should alleviate any additional pressure on the Fed to continue raising rates. By year end, we expect interest rates to stabilize or moderately decline. We also expect the yield curve to remain flat and overall interest rate volatility to subside by year end. As such, the spread sectors, including agency securities and agency-issued mortgages, may perform very well throughout the rest of the calendar year. We plan to continue emphasizing these securities over Treasuries.

/s/ Douglas S. Swanson
Douglas Swanson
Team Leader
Banc One Investment Advisors Taxable Bond Team

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

                         One Group Government Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                  Since
                                                Inception
                        1 Year      5 Year       (2/8/93)
  Class I                1.94%       7.27%        5.76%

                          Value of $10,000 Investment

                                                                              SALOMON BROTHERS 3-7        LIPPER US GOVERNMENT
                                                         CLASS I               YEAR TREASURY INDEX          BOND FUNDS INDEX
                                                         -------              --------------------        --------------------
2/93                                                     $10,000                      $10,000                     $10,000
6/93                                                      10,351                       10,275                      10,289
6/94                                                      10,068                       10,174                       9,973
6/95                                                      11,281                       11,275                      11,028
6/96                                                      11,710                       11,790                      11,440
6/97                                                      12,659                       12,623                      12,256
6/98                                                      14,027                       13,701                      13,477
6/99                                                      14,300                       14,290                      13,694

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                  Since
                                                Inception
                        1 Year      5 Year       (3/5/93)
  Class A                1.69%       7.02%        5.26%
  Class A*              (2.92)%      6.04%        4.50%


* Reflects 4.50% Sales Charge.

                          Value of $10,000 Investment

                                              CLASS A                CLASS A*         SALOMON BROTHERS 3-         LIPPER US
                                              -------                --------           7 YEAR TREASURY        GOVERNMENT BOND
                                                                                             INDEX               FUNDS INDEX
                                                                                      -------------------      ---------------
3/93                                          $10,000                  $9,550               $10,000                 $10,000
6/93                                           10,171                   9,713                10,237                  10,252
6/94                                            9,849                   9,406                10,136                   9,937
6/95                                           11,015                  10,519                11,233                  10,989
6/96                                           11,410                  10,896                11,746                  11,399
6/97                                           12,303                  11,749                12,576                  12,212
6/98                                           13,598                  12,986                13,650                  13,428
6/99                                           13,829                  13,206                14,237                  13,644

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                  Since
                                                Inception
                        1 Year      5 Year      (1/14/94)
  Class B                1.14%       6.39%        4.85%
  Class B**             (3.68)%      6.07%        4.70%


** Reflects Applicable Contingent Deferred Sales Charge.

                          Value of $10,000 Investment

                                             CLASS B               CLASS B**         SALOMON BROTHERS 3-         LIPPER US
                                              -------               ---------           7 YEAR TREASURY        GOVERNMENT BOND
                                                                                             INDEX               FUNDS INDEX
                                                                                      -------------------      ---------------
1/94                                         $10,000                 $10,000                $10,000                $10,000
6/94                                           9,501                   9,501                  9,560                  9,377
6/95                                          10,566                  10,566                 10,595                 10,369
6/96                                          10,877                  10,877                 11,079                 10,757
6/97                                          11,654                  11,654                 11,862                 11,524
6/98                                          12,802                  12,802                 12,875                 12,672
6/99                                          12,949                  12,852                 13,429                 12,876

                         One Group Government Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                        Since
                                      Inception
                                      (3/22/99)
  Class C                              (1.54)%
  Class C**                            (2.51)%

** Reflects Applicable Contingent Deferred Sales Charge.

                          Value of $10,000 Investment

                                              CLASS C               CLASS C**         SALOMON BROTHERS 3-         LIPPER US
                                              -------               ---------           7 YEAR TREASURY        GOVERNMENT BOND
                                                                                             INDEX               FUNDS INDEX
                                                                                      -------------------      ---------------
3/99                                          $10,000                $10,000                $10,000                $10,000
6/99                                            9,864                  9,767                  9,946                  9,862

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the Government Bond Fund is measured against the Salomon Brothers 3 to 7 Year Treasury Index, an unmanaged index comprised of US Government agency and Treasury securities and agency mortgage-backed securities. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

The Lipper US Government Bond Funds Index consists of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

                        One Group Treasury & Agency Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

HOW DID THE FUND PERFORM?
For the year ended June 30, 1999, One Group Treasury & Agency Fund I share class returned 3.54%. (For information on other share classes and performance comparisons to indexes, please see page 22.)

The Fund's share price fluctuated throughout the year, as bond prices shifted in response to perceived strength in the economy. In the fall of 1998, the market perceived the U.S. economy would be negatively affected by the global economic slowdown and therefore drove market yields down and bond prices up. Later, in the first half of 1999, the U.S. economy showed more strength than had been expected, resulting in higher market yields and lower bond prices.

Overall, for the period, yields increased and bond prices decreased. The Fund's share price declined by approximately 2.78%, and the Fund's 30-day SEC yield increased from 5.37% on June 30, 1998, to 5.99% on June 30, 1999 (I share class).

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
Our primary investment strategy during the fiscal year involved adjusting the portfolio's allocation to favor agency securities over Treasuries. In the fall of 1998, the global economic crisis spawned a "flight to quality," which sparked a strong rally in the Treasury market -- a rally from which the Fund's performance benefited.

But, later in 1998, after the crisis subsided, we surmised that agency securities would become a progressively better relative value than Treasury securities. As such, we increased the Fund's allocation to agencies. This proved to be an effective strategy, as the agency securities contributed higher yield and greater return potential to the portfolio.

Our ongoing strategy of maintaining a neutral duration of 2.9 years helped the Fund avoid any negative performance due to poorly implemented market timing. (Duration is a measure of a fund's sensitivity to interest rate changes. A longer duration indicates greater sensitivity; a shorter duration indicates less.) The Fund's duration did fluctuate -- from 2.72 years to 3.22 years -- during the 12-month period, but that was due to the varying duration of callable agency bonds. (The call feature refers to the bond issuer's right to repay, or "call," the bond before the scheduled maturity date. Securities that have this feature typically offer higher yields in return for the call risk.) As yields decreased, the higher probability of being called resulted in shorter duration, and as yields increased, the lower probability of being called resulted in a longer duration.

WHAT IS YOUR OUTLOOK FOR THE FUND?
Economic activity will play a significant role in the Fund's performance during the next year. If the economy moderates from its current rapid pace of growth, yields likely will decline, and we would expect bond prices and the Fund's share price to increase. If the economy continues to show strength and yields increase, we would expect bond prices and the Fund's share price to decline.

As we begin fiscal 2000, we are taking advantage of opportunities in the government bond market. From a historical perspective, agency yields currently are very attractive relative to Treasuries, and the portfolio's agency component is fully allocated. In the Treasury component, we are focusing on select seasoned Treasuries that offer a yield advantage and higher total return potential.

/s/ Douglas Swanson
--------------------
Douglas Swanson
Team Leader
Banc One Investment Advisors Taxable Bond Team

/s/ Gary J. Madich, CFA
------------------------
Gary J. Madich, CFA

Chief Investment Officer of Fixed Income Securities

Please refer to the prospects and the accompanying financial statements for more information about the Fund.

                        One Group Treasury & Agency Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                       Since
                                                     Inception
                       1 Year    5 Year    10 Year   (4/30/88)
  Class I               3.54%     6.71%     6.87%      7.04%


VALUE OF $10,000 INVESTMENT

                                                         CLASS I                 LEHMAN BROTHERS               LIPPER MIX
                                                         -------              INTERMEDIATE TREASURY            ----------
                                                                                      INDEX
                                                                              ---------------------
6/89                                                    $10,000                       $10,000                    $10,000
6/90                                                     10,745                        10,762                     10,754
6/91                                                     11,743                        11,887                     11,701
6/92                                                     12,961                        13,419                     12,816
6/93                                                     13,824                        14,782                     13,673
6/94                                                     14,044                        14,755                     13,841
6/95                                                     15,635                        16,191                     14,853
6/96                                                     16,261                        16,981                     15,601
6/97                                                     17,390                        18,145                     16,606
6/98                                                     18,766                        19,672                     17,684
6/99                                                     19,430                        20,553                     18,456

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                       Since
                                                     Inception
                       1 Year    5 Year    10 Year   (4/30/88)
  Class A               3.30%     6.54%     6.67%      6.83%
  Class A*              0.22%     5.89%     6.33%      6.54%

* Reflects 3.00% Sales Charge.

VALUE OF $10,000 INVESTMENT

                                              CLASS A                CLASS A*           LEHMAN BROTHERS           LIPPER MIX
                                              -------                --------             INTERMEDIATE            ----------
                                                                                         TREASURY INDEX
                                                                                        ---------------
6/89                                         $10,000                $  9,700                 $10,000                 $10,000
6/90                                          10,731                  10,403                  10,762                  10,754
6/91                                          11,694                  11,337                  11,887                  11,701
6/92                                          12,874                  12,480                  13,419                  12,816
6/93                                          13,688                  13,269                  14,782                  13,673
6/94                                          13,887                  13,462                  14,755                  13,841
6/95                                          15,399                  14,928                  15,191                  14,863
6/96                                          15,980                  15,491                  16,981                  15,601
6/97                                          17,072                  16,550                  18,145                  16,606
6/98                                          18,456                  17,891                  19,672                  17,684
6/99                                          19,065                  18,482                  22,553                  18,456

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                                       Since
                                                     Inception
                       1 Year    5 Year    10 Year   (4/30/88)
  Class B               2.89%     6.01%     6.13%      6.29%
  Class B**            (0.03)%    6.01%     6.13%      6.29%

** Reflects Applicable Contingent Deferred Sales Charge.

VALUE OF $10,000 INVESTMENT

                                              CLASS B               CLASS B**           LEHMAN BROTHERS           LIPPER MIX
                                              -------               ---------             INTERMEDIATE            ----------
                                                                                         TREASURY INDEX
                                                                                        ---------------
6/89                                         $10,000                 $10,000                 $10,000                 $10,000
6/90                                          10,672                  10,672                  10,762                  10,754
6/91                                          11,584                  11,584                  11,887                  11,701
6/92                                          12,688                  12,688                  13,419                  12,816
6/93                                          13,424                  13,424                  14,782                  13,673
6/94                                          13,536                  13,536                  14,755                  13,841
6/95                                          14,960                  14,960                  16,191                  14,863
6/96                                          15,440                  15,440                  16,981                  15,601
6/97                                          16,413                  16,413                  18,145                  16,606
6/98                                          17,616                  17,616                  19,672                  17,684
6/99                                          18,125                  18,125                  20,553                  18,456

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The above-quoted performance data includes the performance of a collective trust fund for the period prior to the commencement of operations of the mutual fund on January 20, 1997, adjusted to reflect the deduction of fees and expenses. The collective trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and, therefore, was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code. If the collective trust fund had been registered under the 1940 Act, its performance may have been adversely affected.

The performance of the Treasury & Agency Fund is measured against the Lehman Brothers Intermediate Treasury Index, an unmanaged index comprised of US Treasury-issued securities with maturities of one to ten years. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B Shares.

The Lipper Mix for all the classes consists of the average monthly returns of the Lipper Intermediate Treasury Bond Funds Index from April 1988 through December 1989. Thereafter, the data is from the Lipper Short US Government Bond Funds Index which corresponds with the initiation of the Index on January 1, 1989. The Lipper Indices consist of the equally weighted average monthly return of the largest funds within the universe of all funds in the category.

                         One Group High Yield Bond Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

HOW DID THE FUND PERFORM?
One Group High Yield Bond Fund I share class posted a total return of 3.80% for the period from the Fund's inception on November 13, 1998, through June 30, 1999. (For information about other share classes and performance comparisons to indexes, please see page 25.)

The Fund benefited from commencing operations during the beginning of a recovery period in the high-yield bond market. Prior to that, the market suffered from the global liquidity crisis that emerged in the summer of 1998. The market began to recover later in the year after the Federal Reserve intervened with three interest rate cuts. In the first six months of 1999 interest rates began to climb, which caused bond prices to decline. However, spreads tightened during the same time period, buffering the negative pressure of rising interest rates. (Spreads refer to the difference in yield between non-Treasury bonds -- in this case high-yield bonds -- and comparable-maturity Treasury bonds.) High-yield spreads generally tighten when interest rates rise and widen when interest rates fall. This tightening of spreads was the prime reason high-yield bonds outperformed most other intermediate fixed income categories during the period.

DID THE FUND'S YIELD BENEFIT FROM THE RISING RATE ENVIRONMENT?
As a fixed income investment, high-yield bonds are influenced by interest rate movements, but their higher average coupon does insulate them from rising interest rates more than most other intermediate fixed income securities. The Fund's SEC yield did increase throughout the period -- to 9.09% on June 30, 1999 -- primarily due to the Fund becoming nearly fully invested in high-yield bonds, with less exposure to commercial paper and other short-term instruments.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
Our overall strategy is to maintain a well-diversified portfolio across issuers and industries. The most important component of this strategy is to understand the unique, fundamental characteristics of the companies we invest in. As such, we rely on our analyst team's bottom-up credit research expertise along with the portfolio manager's top-down perspective on the market as a whole.

We maintained the Fund's duration in a fairly tight band throughout the period. (Duration is a measure of a fund's price sensitivity to interest rate changes. A higher duration indicates greater sensitivity; a shorter duration indicates less.) The Fund's duration ranged from 4.84 years to 5.04 years and ended the period at 4.97 years.

The Fund benefited from our decisions to underweight the health care and energy sectors, which underperformed, and to overweight telecommunications and media-related sectors, which, on a fiscal year-to-date basis, offered solid performance.

HOW DID YOU MANAGE THE FUND'S CREDIT QUALITY?
One of the critical elements of successfully managing high-yield bond portfolios is to avoid rapidly deteriorating credits or to sell them before they significantly decline. Our analysts attempt to do this by closely studying and monitoring every security the Fund owns in order to stay ahead of the market. Our portfolio managers closely follows the trading of every security in the Fund to spot market clues to potential deterioration of individual companies or industry sectors.

As of June 30, 1999, securities rated "BBB" or better comprised 0.2% of the Fund, while those rated "BB" comprised 12.2%, "B," 75.0%, and "CCC," 7.5%. Unrated companies comprised 5.1% of the Fund. The remainder was invested in cash or cash equivalents.

                         One Group High Yield Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

WHAT IS YOUR OUTLOOK FOR THE FUND?
If the economy stays strong, which we think it should, high-yield bonds should continue to do well. We expect this environment to be favorable for corporate credit quality to remain stable or improve. Even if interest rates continue to rise, as long as corporations and consumers have reasonable access to capital, it's likely that high-yield bonds will outperform other fixed income alternatives. However, it's important to remember that the primary emphasis of the Fund is managing and maintaining credit quality, not anticipating or responding to interest rate movements.

/s/ Anthony L. Longi Jr.
---------------------------
Anthony L. Longi Jr.
Banc One High Yield Partners, LLC
Fund Sub-Advisor

/s/ Gary J. Madich, CFA
---------------------------
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

                         One Group High Yield Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                        Since
                                      Inception
                                      (11/13/98)
  Class I                               3.80%

VALUE OF $10,000 INVESTMENT

                                                                                                 CREDIT SUISSE FIRST BOSTON HIGH
                                                                          CLASS I                          YIELD INDEX
                                                                          -------                -------------------------------
11/98                                                                    $10,000                             $10,000
6/99                                                                      10,376                              10,258

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                        Since
                                      Inception
                                      (11/13/98)
  Class A                               3.53%
  Class A*                             (1.12)%

* Reflects 4.50% Sales Charge.

VALUE OF $10,000 INVESTMENT

                                                                                                           CREDIT SUISSE FIRST
                                                         CLASS A                    CLASS A*             BOSTON HIGH YIELD INDEX
                                                         -------                    --------             -----------------------
11/98                                                  $10,000                       $9,550                      $10,000
6/99                                                    10,349                        9,884                       10,258

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                        Since
                                      Inception
                                      (11/13/98)
  Class B                               3.30%
  Class B**                            (1.64)%

** Reflects Applicable Contingent Deferred Sales Charge.

VALUE OF $10,000 INVESTMENT

                                                                                                           CREDIT SUISSE FIRST
                                                         CLASS B                    CLASS B**            BOSTON HIGH YIELD INDEX
                                                         -------                    ---------            -----------------------
11/98                                                  $10,000                      $10,000                      $10,000
6/99                                                    10,327                        9,833                       10,258

                         One Group High Yield Bond Fund
Portfolio Performance Review, continued
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

          AVERAGE ANNUAL
 TOTAL RETURN AS OF JUNE 30, 1999

                                        Since
                                      Inception
                                      (3/22/99)
  Class C                              (0.56)%
  Class C**                            (1.53)%

** Reflects Applicable Contingent Deferred Sales Charge.

VALUE OF $10,000 INVESTMENT

                                                                                                           CREDIT SUISSE FIRST
                                                         CLASS C                    CLASS C**            BOSTON HIGH YIELD INDEX
                                                         -------                    ---------            -----------------------
3/99                                                      10,000                       10,000                       10,000
6/99                                                       9,942                        9,845                       10,116

The performance data quoted represents past performance and is not an indication of future results. Investment return and NAV will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The total return set forth may reflect the waiver of a portion of the fund's fees for certain periods since the inception date, without the waiver, total return would have been lower.

The performance of the High Yield Bond Fund is measured against the Credit Suisse First Boston High Yield Bond Index, an unmanaged index comprised of securities that are selected primarily on the basis of size, liquidity and diversification to be representative of the high yield bond market. Investors are unable to purchase the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management. By contrast, the performance of the fund reflects the deduction of these value-added services as well as the deduction of sales charges on Class A Shares and applicable contingent deferred sales charges on Class B and Class C Shares.

--------------------------------------------------------------------------------
One Group Mutual Funds
Ultra Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
 ASSET BACKED SECURITIES (40.3%):
 $6,715     American Residential Home Equity Loan
              Trust, 5.54%, 5/25/29*..............  $  6,680
  6,000     AmeriCredit Automobile Receivables
              Trust, Series 1998-B, 6.06%,
              12/12/02............................     6,002
  2,541     Amresco 1997-1, Class A9, 5.27%,
              3/25/27*............................     2,539
  3,861     Amresco 1998-2, Class A8, 5.25%,
              5/25/28*............................     3,853
  5,000     Amresco, Series 1998-3 MIA, 5.51%,
              4/25/15*............................     4,929
    404     Auto Finance Group, Inc., Series
              1997-B, Class B, 6.40%, 2/15/03.....       406
    808     Auto Finance Group, Inc., Series
              1997-B, Class C, 7.00%, 2/15/03.....       814
  1,900     BankBoston, Series 1998-1 B2, 6.00%,
              2/15/06*............................     1,922
    500     BankBoston, Series 1998-1 C1, 7.00%,
              2/16/06*............................       503
  6,000     Brazos Student Loan Finance Corp.,
              Series 1996-B, Class A4, 5.25%,
              12/1/02*............................     5,984
  3,513     Case Equipment Loan Trust, Series
              1998-B, Class B, 5.99%, 10/15/05....     3,484
  2,470     Citicorp Mortgage Securities, Series
              1988-17, Class A1, 6.76%,
              11/25/18*...........................     2,484
  6,135     Countrywide Home Equity Loan Trust,
              5.17%, 6/15/22*.....................     6,122
  1,725     Countrywide Home Equity Loan Trust,
              Series 1998-C, 5.17%, 10/15/24*.....     1,721
  1,200     Countrywide Home Equity, Series
              1997-D, Class A, 5.19%, 12/15/23*...     1,200
  2,000     First USA Credit Card Master Trust,
              5.44%, 2/18/04*.....................     1,988
  1,073     First USA Credit Card Master Trust,
              Series 1998-4, Class C, 5.52%,
              3/18/08*............................     1,053
  2,000     First USA Credit Card Master Trust,
              Series 1998-4, Class B, 5.32%,
              3/18/08*............................     1,993
  2,253     Greentree Financial Home Equity Loan,
              Series 1997-D, 5.21%, 9/15/28*......     2,233
  3,205     Greentree Financial Home Equity Loan,
              Series 1998-B, Class A1B, ARM,
              5.21%, 11/15/29*....................     3,182
  3,776     Greentree Home Equity Loan Trust,
              Series 1998-C, Class A1B, 5.17%,
              7/15/29*............................     3,745

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
ASSET BACKED SECURITIES, CONTINUED:
 $2,325     Greentree Home Improvement Loan Trust,
              Series 1998-E, 5.64%, 9/15/28*......  $  2,332
  1,047     Hyundai Auto Receivables Trust, Series
              1998-A, Class A1, 5.90%, 4/15/01*...     1,048
  2,000     Lakeshore Commercial Loan Master
              Trust, Series 1998 B2, 5.40%,
              7/25/07*............................     1,978
  3,000     Lakeshore Commercial Loan Master
              Trust, Series 1998 C1, 5.95%,
              7/25/07*............................     2,963
  2,000     Loop Funding Master Trust I, Series
              1997-A144, Class C1, 5.93%,
              12/26/07*...........................     1,989
  5,000     MBNA Master Credit Card Trust, Series
              1997-E, Class B, 5.28%, 9/15/04*....     5,005
  1,500     MBNA Master Credit Card Trust, Series
              1999-C, Class B, 5.38%, 5/17/04*....     1,500
  1,550     MBNA Master Credit Card Trust, Series
              1999-C, Class C, 5.98%, 5/17/04*....     1,549
  1,658     Merrill Lynch Home Equity Loan, Series
              1997-1, Class A, 5.12%, 9/25/27*....     1,654
  4,980     Merrill Lynch Mortgage Investment,
              Series 1999-PNB1, Class A, 5.28%,
              6/25/25*............................     4,970
  3,000     Onyx Acceptance Grantor Trust, 5.99%,
              1/15/05.............................     2,973
  3,000     People's Bank Credit Card Master
              Trust, Series 1997-2, Class B,
              5.32%, 4/15/05*.....................     3,003
  6,341     Residential Funding Mortgage
              Securities, 7.95%, 9/25/12..........     6,423
  5,000     SLM Student Loan Trust, Series 1999-1
              Class A1T, 5.59%, 4/25/08*..........     5,000
  5,000     Standard Credit Card Master Trust,
              Series 1994-2, Class A, 7.25%,
              4/7/08..............................     5,175
  1,281     Structured Asset Securities Corp.,
              Series 1997-1, Class B2, 7.11%,
              11/15/26*...........................     1,303
  1,984     Structured Asset Securities Corp.,
              Series 1998-C3, Class B, 5.84%,
              6/25/15*............................     1,978
  2,000     Team Fleet Financing Corp., Series
              1999-2A, Class C, 5.60%, 7/25/02*...     2,000

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Ultra Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
ASSET BACKED SECURITIES, CONTINUED:
 $1,234     The Money Store Home Equity Trust,
              Series 1993-D, Class A2, 5.08%,
              2/15/18.............................  $  1,231
    201     UCFC Home Equity Loan, Series 1993-B2,
              Class A2, 6.20%, 7/25/14............       200
                                                    --------
  Total Asset Backed Securities                      117,111
                                                    --------
COLLATERALIZED MORTGAGE OBLIGATIONS (15.0%):
  3,270     AMAC, Series 1998-1, Class A5, 6.50%,
              4/25/28.............................     3,273
  2,240     American Housing Trust, Series VII,
              Class D, 9.25%, 11/25/20............     2,387
  2,314     Asset Securitization Corp., Series
              1996-MD6, Class A1B, 6.88%,
              11/13/26............................     2,332
    764     Chemical Mortgage Acceptance Corp.,
              Series 1988-2, Class A, 6.70%,
              5/25/18*............................       767
  1,024     FFCA Secured Lending Corp., Series
              1999-1X, Class B2, 6.02%,
              6/18/13*............................     1,024
    422     First Boston Mortgage Securities,
              Series 1992-5, Class 2A, 6.88%,
              1/25/23*............................       421
  4,858     GE Capital Mortgage Services, Inc.,
              Series 1998-10, Class 1A2, 6.50%,
              5/25/28.............................     4,858
  1,950     Glendale Federal Bank, Series 1990-1,
              Class A, 6.32%, 10/25/29*...........     1,942
  2,454     Government National Mortgage
              Association, Series 1999-15, Class
              PE, 0.00%, 12/16/26.................     2,047
    571     Morgan Stanley Capital Issue, Series
              1997-C1, Class A2, 5.38%,
              2/15/20*............................       569
  3,000     Nascor, Series 1998-34 A2, 6.30%,
              1/25/29.............................     2,966
  4,940     Nationslink Funding Corp., Class A1V,
              5.30%, 4/10/07*.....................     4,925
  2,000     Nomura Depositor Trust, Series
              1998-ST1, Class A2, 5.41%,
              1/15/03*............................     1,944
  1,000     Nomura Depositor Trust, Series
              1998-ST1, Class A3, 5.57%,
              1/15/03*............................       973
  1,070     Nomura Mortgage Capital Corp., Series
              1990-1, Class H, 7.00%, 6/17/20.....     1,073
    197     Prudential Home Mortgage Securities,
              Series 1992-45, Class A4, 6.50%,
              1/25/00.............................       196
  2,275     Salomon Brothers Mortgage Securities,
              Series 1987-2, Class A, 6.98%,
              12/25/17*...........................     2,263
  1,722     Salomon Brothers Mortgage Securities,
              Series 1988-2, Class A, 6.51%,
              6/25/18*............................     1,717

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $  549     Sears Mortgage Securities Corp.
              Services, Series 1992-18A, Class A3,
              7.01%, 9/25/22*.....................  $    548
    780     Structured Asset Securities Corp.,
              Series 1997-C1, Class D, 5.69%,
              8/25/00*............................       779
  1,801     Structured Asset Securities Corp.,
              Series 1998-C2A, Class C, 5.34%,
              1/25/01*............................     1,779
  1,823     Structured Asset Securities Corp.,
              Series 1998-C2A, Class D, 5.51%,
              1/25/01*............................     1,787
  3,000     Westpac Securitization Trust, Series
              1999-1G, Class A, 5.20%, 5/19/30*...     3,000
                                                    --------
  Total Collateralized Mortgage Obligations           43,570
                                                    --------
CORPORATE BONDS (3.4%):
Financial Services (3.4%):
  5,000     Ace Securities Corp., Series 1999-LB1,
              Class A1, 5.49%,11/25/28*...........     5,000
  5,000     MBNA Corp., 5.78%, 5/23/03*...........     4,977
                                                    --------
  Total Corporate Bonds                                9,977
                                                    --------
U.S. GOVERNMENT AGENCY MORTGAGES (38.2%):
Fannie Mae (19.1%):
203         6.50%, 11/1/03, Pool #44174...........       202
985         5.75%, 9/1/06, Pool #411526...........       963
574         6.90%, 5/1/09, Pool #433995*..........       583
960         6.70%, 6/1/09, Pool #433992*..........       965
1,220       6.50%, 4/1/16, Pool #344051...........     1,195
658         6.00%, 3/1/17, Pool #47109, 1 Year CMT
              ARM*................................       664
1,157       6.54%, 5/1/18, Pool #75505, 6 Month
              T-Bill ARM*.........................     1,195
311         6.14%, 6/1/18, Pool #70793, 6 Month
              T-Bill ARM*.........................       318
8,207       6.63%, 11/1/18, Pool #313539*.........     8,451
1,967       6.40%, 1/1/20, Pool #90031, 1 Year CMT
              ARM*................................     2,029
1,828       6.25%, 1/25/20, Series 1993-102 G.....     1,823
1,126       7.13%, 5/1/20, Pool #96195*...........     1,146
4,182       6.42%, 7/1/20, Pool #133558, 1 Year
            CMT ARM*..............................     4,303
1,671       6.62%, 12/1/20, Pool #116590, 1 Year
            CMT ARM*..............................     1,706

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Ultra Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
$1,987      5.88%, 12/25/20, Series 1990-145,
            Class A, CMO*.........................  $  1,996
1,200       6.62%, 4/1/21, Pool #70983, 1 Year CMT
              ARM*................................     1,237
577         9.00%, 8/1/21, Pool #348983...........       615
560         7.50%, 11/1/21, Pool #124510, 1 Year
            CMT ARM*..............................       577
415         6.87%, 11/1/22, Pool #193013, 1 Year
            CMT ARM*..............................       428
1,692       6.52%, 3/1/23, Pool #202670, 6 Month
            CD ARM*...............................     1,733
1,018       6.91%, 11/1/23, Pool #241828, 6 Month
            CD ARM*...............................     1,054
369         8.50%, 7/1/24, Pool #342036...........       388
777         8.50%, 10/1/24, Pool #345876..........       816
677         9.00%, 4/1/25, Pool #370122...........       722
379         6.87%, 7/1/25, Pool #326092, 1 Year
            CMT ARM*..............................       389
503         9.00%, 8/1/25, Pool #361354...........       535
2,393       6.91%, 6/1/26, Pool #313555*..........     2,449
402         7.41%, 11/1/26, Pool #363030, 1 Year
            CMT ARM*..............................       404
2,653       6.58%, 7/1/27, Pool #70179, 1 Year CMT
              ARM*................................     2,728
3,419       5.77%, 10/1/28, Pool #67694, COFI
            ARM*..................................     3,357
3,877       5.77%, 11/1/28, Pool #303469*.........     3,806
3,658       5.76%, 8/1/29, Pool #303742*..........     3,591
2,720       6.92%, 1/1/31, Pool #124945, 1 Year
            CMT ARM*..............................     2,807
                                                    --------
                                                      55,175
                                                    --------
Freddie Mac (12.3%):
271         6.00%, 10/1/00, Gold Pool #G50424.....       272
632         7.50%, 7/15/06, Series 1106, Class
            E.....................................       642
2,000       6.50%, 5/15/09, Series 1628, Class
            LC....................................     1,977
2,131       8.00%, 12/1/09, Pool #G10314..........     2,201
   56       8.00%, 1/1/10, Pool #E00355...........        58
1,668       8.00%, 1/1/10, Pool #G10307...........     1,724
  214       8.00%, 4/1/10, Pool #E00371...........       221
1,465       8.83%, 10/15/13, Series 1607, Class
              SA*.................................     1,451
1,764       7.23%, 5/1/18, Pool #840160, 1 Year
              CMT ARM*............................     1,849

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $5,000     6.00%, 3/15/21, Series 2081, Class
              PA..................................  $  4,952
  7,380     3.50%, 11/15/21, Series 1584 HA.......     6,449
    392     6.05%, 12/1/21, Pool #645083, 1 Year
              CMT ARM*............................       393
  2,634     7.79%, 2/1/23, Pool #845297...........     2,721
  3,983     5.45%, 12/15/23, Series 1637 LG,
              CMO*................................     4,010
  1,217     9.00%, 2/1/25, Pool #C00387...........     1,295
  2,517     6.28%, 6/1/26, Pool #785586, 1 Year
              CMT ARM*............................     2,559
  2,835     8.50%, 7/1/28, Gold Pool #G00981......     2,966
                                                    --------
                                                      35,740
                                                    --------
Government National Mortgage Assoc. (6.8%):
  1,513     6.37%, 1/20/21, Pool #8738*...........     1,540
  1,186     9.00%, 11/15/24, Pool #780029.........     1,264
  2,704     8.00%, 7/20/25, Pool #2036............     2,764
  2,110     8.00%, 8/20/26, Pool #2270............     2,156
     25     6.38%, 2/20/27, Pool #80045*..........        25
  7,725     6.63%, 7/20/27, Pool #80094, 1 Year
              CMT ARM*............................     7,802
  1,288     8.00%, 10/15/27, Pool #412336.........     1,326
  2,954     6.13%, 11/20/27, Pool #80136*.........     2,996
                                                    --------
                                                      19,873
                                                    --------
  Total U.S. Government Agency Mortgages             110,788
                                                    --------
U.S. GOVERNMENT AGENCY SECURITIES (1.7%):
  5,000     Student Loan Marketing Association,
              Series 1997-3, 5.55%, 10/25/12*.....     4,874
                                                    --------
  Total U.S. Government Agency Securities              4,874
                                                    --------
YANKEE & EURODOLLAR (0.3%):
  1,024     BHN, Series 1997-1, Class A1, 6.37%,
              3/25/11*............................       865
                                                    --------
  Total Yankee & Eurodollar                              865
                                                    --------
INVESTMENT COMPANIES (1.0%):
2,929       One Group Prime Money Market Fund,
              Class I.............................     2,929
                                                    --------
  Total Investment Companies                           2,929
                                                    --------
Total (Cost $291,549) (a)                           $290,114
                                                    ========

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Ultra Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

------------

Percentages indicated are based on net assets of $290,297.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $   756
                   Unrealized depreciation......................   (2,191)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $(1,435)
                                                                  =======

* The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio of Investments is the rate in effect at June 30, 1999.

ARM     Adjustable Rate Mortgage
CD      Certificate of Deposit
CMO     Collateralized Mortgage Obligation
CMT     Collateralized Mortgage Trust
COFI    Cost of Funds Index

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
 ASSET BACKED SECURITIES (21.1%):
 $   159    Arcadia Automobile Receivables Trust,
              Series 1997-B, Class A3, 6.30%,
              7/16/01............................  $    160
     700    Arcadia Automobile Receivables Trust,
              Series 1997-B, Class A4, 6.50%,
              6/17/02............................       705
   6,670    Arcadia Automobile Receivables Trust,
              Series 1997-C, Class A4, 6.38%,
              1/15/03............................     6,722
   1,000    Arcadia Automobile Receivables Trust,
              Series 1998-A, Class A, 6.00%,
              11/17/03...........................       995
   1,750    Arcadia Automobile Receivables Trust,
              Series 1997-C, Class A5, 6.55%,
              6/15/05............................     1,764
   1,025    Auto Leasing Investors, Series 1997,
              Class A2, 5.93%, 8/14/00...........     1,027
   1,600    BA Mortgage Securities, Inc.,
              Series 1998-2, Class 1A10, 6.60%,
              6/25/28............................     1,592
     103    Bay View Auto Trust, Series 1997-RA1,
              Class A1, 6.29%, 12/15/01..........       103
     745    Case Equipment Loan Trust,
              Series 1998-B, Class A3, 5.81%,
              5/15/03............................       745
     183    Case Equipment Loan Trust,
              Series 1998-B, Class A3, 6.65%,
              9/15/03............................       184
     617    Case Equipment Loan Trust,
              Series 1996-A, Class A2, 5.50%,
              2/15/03............................       617
   1,930    Chase Credit Card Master Trust,
              Series 1997-2, Class A, 6.30%,
              4/15/03............................     1,944
     558    Chase Manhattan Auto Owner Trust,
              Series 1997-B, Class A3, 6.35%,
              2/15/01............................       560
     375    Chase Manhattan Auto Owner Trust,
              Series 1997-A, Class A5, 6.50%,
              12/17/01...........................       378
     894    Chevy Chase Auto Receivable Trust,
              Series 1997-3, Class A, 6.20%,
              3/20/04............................       898
   1,329    Chevy Chase Auto Receivables Trust,
              Series 1998-2, Class A, 5.91%,
              12/15/04...........................     1,328
   5,000    CIT RV Trust, Series 1998-A, Class B,
              6.29%, 1/15/17.....................     4,954
   5,000    Citibank Credit Card Master Trust,
              Series 1998-1, Class B, 5.88%,
              1/15/03............................     4,936
   7,750    Citibank Master Trust, Series 1997-9,
              Class A, 0.00%, 8/15/06............     5,636
   5,063    CMC Securities Corp. III, Series
              1994-D, Class M, 6.00%, 3/25/24....     4,750

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
ASSET BACKED SECURITIES, CONTINUED:
 $ 2,210    Consumer Portfolio Services,
              Series 1997-2 A, 6.65%, 10/15/02...  $  2,226
   2,425    Contimortgage Home Equity Loan Trust,
              Series 1995-2, Class 4A, 8.05%,
              7/15/12............................     2,448
     650    Contimortgage Home Equity Loan Trust,
              Series 1996-4, Class A6, 6.71%,
              6/15/14............................       655
     465    Countrywide Asset-Backed Certificate,
              Series 1996-1, Class A2, 6.53%,
              2/25/14............................       465
   1,140    Countrywide Home Equity,
              Series 1997-D, Class A, 5.19%,
              12/15/23*..........................     1,140
   1,000    CPS Auto Receivables Trust,
              Series 1998-3, Class A, 6.08%,
              10/15/03...........................     1,003
   5,000    Dayton Hudson Credit Card Master
              Trust, Series 1998-1A, 5.90%,
              5/26/06............................     4,869
   1,875    Discover Card Master Trust 1, Series
              1998-2, Class A, 5.80%, 9/16/03....     1,871
   1,550    Discover Card Master Trust I, 6.55%,
              2/18/03............................     1,564
   1,000    Discover Card Trust, Series 1993-B,
              Class A, 6.75%, 2/16/02............     1,005
   3,179    DVI Equipment Receivables Trust,
              Series 1997-A, Class A, 6.45%,
              1/15/04............................     3,180
   5,150    Evans Withycombe Finance Trust,
              Series 1, Class A1, 7.98%,
              8/1/01.............................     5,233
   1,418    Fifth Third Auto Grantor Trust,
              Series 1996-A, Class A, 6.20%,
              9/15/01............................     1,422
   1,324    Fifth Third Auto Grantor Trust,
              Series 1996-B, Class A, 6.45%
              3/15/02............................     1,330
     295    Ford Credit Auto Owner Trust, Series
              1996-A, Class A4, 6.75%, 9/15/00...       296
   1,196    Ford Credit Auto Owner Trust, Series
              1996-B, Class A4, 6.30%,
              1/15/01............................     1,200
     145    Ford Credit Auto Owner Trust, Series
              1997-B, Class A3, 6.05%,
              4/15/01............................       145
     380    Ford Credit Auto Owner Trust, Series
              1998, Class A3, 5.65%, 10/15/01....       380
   5,000    Ford Motor Credit Auto Loan Master,
              Series 1995-1, Class A, 6.50%,
              8/15/02............................     5,043
   5,000    Ford Motor Credit Auto Owner Trust,
              Series 1998-B, Class B, 6.15%,
              9/15/02............................     4,983
   2,000    Ford Motor Credit, Series 1998-C,
              5.81%, 3/15/02.....................     2,004
   5,000    Greentree Lease Finance, Series
              1998-1, Class A3, 5.60%, 7/20/02...     4,981

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
ASSET BACKED SECURITIES, CONTINUED:
 $   330    Greentree Recreational, Equipment and
              Consulting, Series 1996-A, Class
              A1, 5.55%, 2/15/18.................  $    327
   1,193    Greentree Recreational, Equipment and
              Consulting, Series 1998-A, Class
              A1C, 6.18%, 6/15/19................     1,195
   4,330    J.P. Morgan Commercial Mortgage
              Financial Corp., Series 1998-C6,
              Class A1, 6.37%, 1/15/30...........     4,296
   2,000    Key Auto Finance Trust, Series
              1997-1, Class A3, 6.15%, 3/15/04...     2,010
      98    Merrill Lynch Home Equity Loan,
              Series 1992-1, Class A, 5.34%,
              7/15/22*...........................        98
   6,500    Metris Mastertrust, Series 1997-1,
              Class B, 7.11%, 10/1/05............     6,514
     100    Nationsbank Auto Grantor Trust,
              Series 1995-A, Class A, 5.85%,
              6/15/02............................       100
     421    Navistar Financial Corp. Owner Trust,
              Series 1997-A, Class A3, 6.75%,
              3/15/02............................       424
     125    Neiman Marcus, Series 1995-1, Class
              A, 7.60%, 6/15/03..................       127
      92    New York City Tax Lien, Series
              1996-1, Class A, 6.81%, 5/25/05....        92
   1,335    Newcourt Receivables Asset Trust,
              Series 1997-1, Class A4, 6.19%,
              5/20/05............................     1,332
   2,810    Newcourt Receivables Asset Trust,
              Series 1996-3, Class A, 6.24%,
              12/20/04...........................     2,808
   2,674    Nomura Mortgage Capital Corp., Series
              90-1, Class H, 7.00%, 6/17/20......     2,683
     290    Olympic Automobile Receivables Trust,
              Series 1996-A, Class A4, 5.85%,
              7/15/01............................       290
     626    Olympic Automobile Receivables Trust,
              6.40%, 9/15/01.....................       628
     375    Olympic Automobile Receivables Trust,
              Series 1995-C, Class A2, 6.20%,
              1/15/02............................       376
   3,016    Olympic Automobile Receivables Trust,
              Series 1996-C, Class A4, 6.80%,
              3/15/02............................     3,038
   1,375    Olympic Automobile Receivables Trust,
              Series 1996-B, Class A4, 6.70%,
              3/15/02............................     1,384
     488    Olympic Automobile Receivables Trust,
              Series 1996-D, Class A4, 6.05%,
              8/15/02............................       489
   1,435    Olympic Automobile Receivables Trust,
              Series 1997-A, Class A4, 6.63%,
              12/15/02...........................     1,448
   1,150    Olympic Automobile Receivables Trust,
              Series 1996-C, Class A5, 7.00%,
              3/15/04............................     1,168

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
ASSET BACKED SECURITIES, CONTINUED:
 $ 3,000    Onyx Acceptance Grantor Trust, Series
              1998-B, Class A2, 5.85%, 7/15/03...  $  2,974
     892    Onyx Acceptance Grantor Trust, Series
              1997-3, Class A, 6.35%, 1/15/04....       899
   2,266    Onyx Acceptance Grantor Trust, Series
              1997-4, Class A, 6.30%, 5/15/04....     2,282
     231    Premier Auto Trust, Series 1997-2,
              Class A3, 6.15%, 9/6/00............       232
     277    Premier Auto Trust, Series 1996-2,
              Class A4, 6.58%, 10/6/00...........       278
      20    Premier Auto Trust, Series 1996-4,
              Class A3, 6.20%, 11/6/00...........        20
     566    Premier Auto Trust, Series 1997-1,
              Class A, 6.25%, 8/6/01.............       568
     540    Premier Auto Trust, Series 1996-4,
              Class A4, 6.45%, 10/6/01...........       543
   7,000    Proffitt's Credit Card Master Trust,
              Series 1997-2, Class B, 6.69%,
              12/15/05...........................     7,023
   2,000    Residential Funding Corp., 6.50%,
              12/25/08...........................     1,998
   3,855    Ryder Vehicle Lease, Series 1998-A,
              Class A, 6.10%, 9/15/08............     3,847
     200    Sears Credit Account Master Trust,
              Series 1996-2, Class D, 6.50%,
              10/15/03...........................       201
   3,000    Sears Credit Account Master Trust,
              Series 1998-1, Class A, 5.80%,
              8/15/05............................     2,992
   2,000    Sears Credit Account Master Trust,
              Series 1996-1, Class A, 6.20%,
              2/16/06............................     2,008
   2,000    Sears Credit Account Master Trust,
              Series 1996-4, Class A, 6.45%,
              10/16/06...........................     2,012
   2,550    Union Acceptance Corp., Series 97-D,
              Class A3, 6.26%, 2/8/02............     2,558
   1,500    Union Acceptance Corp., Series
              1998-A, Class A3, 6.05%, 6/10/02...     1,506
     950    Union Acceptance Corp., Series
              1997-B, Class A2, 6.70%, 6/8/03....       958
   1,332    Union Acceptance Corp., Series
              1997-A, Class A2, 6.38%, 10/8/03...     1,336
     258    Western Financial Grantor Trust,
              Series 1995-2, Class A1, 7.10%,
              7/1/00.............................       258
     153    Western Financial Grantor Trust,
              Series 1997-B, Class A3, 6.30%,
              7/20/01............................       154
     200    Western Financial Grantor Trust,
              Series 1996-D, Class A3, 6.05%,
              7/20/01............................       199
     605    Western Financial Grantor Trust,
              Series 1995-5, Class A1, 5.88%,
              3/1/02.............................       607

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
ASSET BACKED SECURITIES, CONTINUED:
 $   230    Western Financial Grantor Trust,
              Series 1997-C, Class A3, 6.10%,
              3/20/02............................  $    231
   1,650    Western Financial Grantor Trust,
              Series 1997-B, Class A4, 6.40%,
              7/20/02............................     1,662
     600    Western Financial Grantor Trust,
              Series 1997-D, Class A4, 6.25%,
              3/20/03............................       604
   1,000    Western Financial Grantor Trust,
              Series 1998-B, Class A4, 6.05%,
              4/20/03............................       997
   2,091    Western Financial Grantor Trust,
              Series 1996-B, Class A4, 6.95%,
              11/20/03...........................     2,112
   3,116    Western Financial Grantor Trust,
              Series 1996-C, Class A4, 6.80%,
              12/20/03...........................     3,136
   9,500    Western Financial Grantor Trust,
              Series 1998-B, Class A3, 5.95%,
              7/20/01............................     9,498
   1,509    WFS Financial Owner Trust, Series
              1997-A, Class A3, 6.50%, 9/20/01...     1,516
     960    WFS Financial Owner Trust, Series
              1997-D, Class A3, 6.25%, 3/20/02...       963
     550    WFS Financial Owner Trust, Series
              1998-A, Class A3, 5.90%, 5/20/02...       552
     114    World Omni, Series 97-A, Class A4,
              6.90%, 6/25/03.....................       115
     125    World Omni, Series 1997-B, Class A-4,
              6.20%, 11/25/03....................       126
     316    World Omni, Series 1997-B, Class A1,
              6.07%, 11/25/03....................       317
                                                   --------
  Total Asset Backed Securities                     175,550
                                                   --------
COLLATERALIZED MORTGAGE OBLIGATIONS (1.2%):
   1,643    Citicorp Mortgage Securities, Inc.,
              Series 1994-9, Class A3, 5.75%,
              6/25/09............................     1,636
     170    Collateralized Mortgage Corp.,
              Series 88-2, Class 2-B, 8.80%,
              4/20/19............................       178
   5,000    Norwest Asset Securities Corp.,
              Series 88-2, Class 2-B, 7.50%,
              6/25/27............................     5,048
      92    Paine Webber, Series J, Class 3,
              8.80%, 5/1/18......................        95
     249    Paine Webber, Series L, Class 4,
              8.95%, 7/1/18......................       260

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $ 2,000    PNC Mortgage Securities Corp., Series
              1998-5, Class 2A11, 6.30%,
              7/25/28............................  $  1,994
     478    United States Department of Veterans
              Affairs, Series 1994-3A, Class 1H,
              6.50%, 12/15/01....................       480
                                                   --------
  Total Collateralized Mortgage Obligations           9,691
                                                   --------
CORPORATE BONDS (11.2%):
Automotive (0.3%):
     530    First Security Auto Grantor Trust,
              Series 98-A, Class A, 5.97%,
              4/15/04............................       532
     456    Ford Motor Credit Co., 7.75%,
              10/1/99............................       458
     219    Ford Motor Credit Co., 8.00%,
              6/15/02............................       228
     640    General Motors Acceptance Corp.,
              9.38%, 4/1/00......................       649
     856    General Motors Acceptance Corp.,
              9.63%, 5/15/00.....................       877
                                                   --------
                                                      2,744
                                                   --------
Financial Services (9.5%):
     700    African Development Bank, 9.75%,
              12/15/03...........................       788
     500    American General Finance Corp.,
              8.00%, 2/15/00.....................       506
   3,240    Associates Corp., 8.25%, 12/1/99.....     3,271
   1,025    Associates Corp., 8.50%, 1/10/00.....     1,039
   1,120    Associates Corp., 6.00%, 3/15/00.....     1,121
   3,054    Associates Corp., 5.25%, 3/30/00.....     3,040
   3,204    Associates Corp., 9.13%, 4/1/00......     3,273
     350    Associates Corp., 6.00%, 6/15/00.....       350
   1,090    Associates Corp., 6.25%, 9/15/00.....     1,094
   1,015    Associates Corp., 6.63%, 5/15/01.....     1,023
     250    Associates Corp., 7.55%, 8/23/01.....       256
     300    Associates Corp., 7.48%, 7/27/02.....       308
   1,800    Associates Corp., 5.75%, 11/1/03.....     1,746
   5,000    Bear Stearns, 6.13%, 2/1/03..........     4,888
     200    Beneficial Corp., 7.34%, 11/26/99....       201
     500    Beneficial Corp., 7.95%, 2/12/01.....       513

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Financial Services, continued:
 $ 3,000    Citicorp, 8.00%, 2/1/03..............  $  3,137
     825    Du Pont EI De Nemours & Co., 9.15%,
              4/15/00............................       845
     313    Ford Capital, 9.38%, 5/15/01.........       330
   5,357    Ford Holdings, Inc., 9.25%, 3/1/00...     5,466
   7,000    Ford Motor Credit Corp., 8.38%,
              1/15/00............................     7,091
   1,850    Ford Motor Credit Corp., 7.45%,
              4/13/00............................     1,871
   1,415    Ford Motor Credit Corp., 9.50%,
              4/15/00............................     1,453
     950    Ford Motor Credit Corp., 8.20%,
              2/15/02............................       992
     750    General Electric Corp., 8.77%,
              2/8/01.............................       780
   5,000    General Motors Acceptance Corp.,
              6.75%, 2/7/02......................     5,043
     500    General Motors Acceptance Corp.,
              5.75%, 11/10/03....................       483
   7,000    Goldman Sachs Group, 7.80%,
              7/15/02............................     7,245
   5,000    Goldman Sachs Group, 6.65%, 8/1/03...     4,984
     155    Grand Metropolitan Investment Corp.,
              6.88%, 9/15/99.....................       155
     500    International Bank for Reconstruction
              & Development, 9.25%, 10/12/00.....       521
   1,063    Lehman Brothers Holdings, Inc.,
              7.11%, 9/27/99.....................     1,066
     360    Lehman Brothers Holdings, Inc.,
              6.33%, 8/1/00......................       360
   4,000    Lehman Brothers Holdings, Inc.,
              9.88%, 10/15/00....................     4,173
   1,000    Morgan Stanley Dean Witter Discover &
              Co., 6.25%, 3/15/00................     1,001
      40    Morgan Stanley Mortgage, 0.00%,
              11/20/21...........................        33
   1,290    New York Republic Corp., 9.75%,
              12/1/00............................     1,353
     280    Norwest Corp., 6.00%, 3/15/00........       280
     265    Norwest Financial, Inc., 7.88%,
              2/15/02............................       276
     600    Texaco Capital Corp., 9.00%,
              12/15/99...........................       606
   5,000    Visa International, Class 144A,
              6.72%, 2/4/02......................     5,047
     465    Wachovia Corp., 7.00%, 12/15/99......       467
                                                   --------
                                                     78,475
                                                   --------
Industrial Goods & Services (1.4%):
   5,000    Carpenter Technology, 6.28%,
              4/7/03.............................     4,878
   1,402    Ford Motor Co., 9.00%, 9/15/01.......     1,474
     250    General Motors Corp., 9.63%,
              12/1/00............................       261
     375    Hydro Quebec, 9.40%, 3/23/00.........       384
   5,000    Sears Roebuck Co., 6.69%, 8/13/01....     5,014
                                                   --------
                                                     12,011
                                                   --------
  Total Corporate Bonds                              93,230
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MEDIUM TERM/SENIOR NOTES (1.8%):
Automotive (0.6%):
 $ 1,200    Ford Motor Credit Corp., 7.47%,
              7/29/99............................  $  1,202
     300    Ford Motor Credit Corp., 7.59%,
              4/6/00.............................       304
     525    General Motors Acceptance Corp.,
              8.63%, 1/10/00.....................       532
   2,650    General Motors Acceptance Corp.,
              7.13%, 5/10/00.....................     2,674
                                                   --------
                                                      4,712
                                                   --------
Electric Utility (0.6%):
   5,000    Scana Corp., 6.25%, 7/8/03...........     4,904
                                                   --------
Industrial Goods & Services (0.6%):
   5,000    Housing Urban Development, 5.30%,
              8/1/01.............................     4,947
     500    Sears Roebuck Acceptance, 6.73%,
              8/29/00............................       502
                                                   --------
                                                      5,449
                                                   --------
  Total Medium Term/Senior Notes                     15,065
                                                   --------
PRIVATE PLACEMENT (1.9%):
Financial Services (0.5%):
   1,350    Bombardier Capital, 6.00%, 1/15/02...     1,328
   1,275    Goldman Sachs Group, 6.88%,
              9/15/99............................     1,278
   1,500    Goldman Sachs Group, 6.20%,
              2/15/01............................     1,500
                                                   --------
                                                      4,106
                                                   --------
Industrial Goods & Services (1.4%):
   5,000    Avon Products, 6.25%, 5/1/03.........     4,943
   7,000    Case Corp., 6.25%, 12/1/03...........     6,820
                                                   --------
                                                     11,763
                                                   --------
  Total Private Placement                            15,869
                                                   --------
U.S. GOVERNMENT AGENCY MORTGAGES (32.9%):
Fannie Mae (18.4%):
   5,300    0.00%, 8/15/99.......................     5,269
  22,000    5.72%, 3/8/01 (b)....................    21,966
  11,000    5.63%, 3/15/01 (b)...................    10,979
  10,000    6.16%, 3/29/01 (b)...................    10,054
   5,237    6.50%, 8/1/01, Pool #190976..........     5,272
   5,000    6.65%, 9/4/01........................     5,074
     359    6.00%, 1/25/02, Series 1994-23, Class
              PJ.................................       359
     259    3.63%, 1/17/03, Series 1997-M1, Class
              A..................................       261
  12,544    7.00%, 7/17/05, Series 97-26, Class
              GD.................................    12,703
     117    9.00%, 9/1/05, Pool #50340...........       123
  17,836    6.60%, 10/18/05, Series 97-26, Class
              B..................................    17,961
     100    9.00%, 11/1/05, Pool #50361..........       105
     128    8.50%, 4/1/06, Pool #116875..........       133
  13,678    7.42%, 9/1/06, Pool #73618...........    14,287

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 1,900    6.50%, 12/25/06, Series 1993-107,
              Class D............................  $  1,909
     615    6.00%, 1/25/07, Series 1993-86, Class
              E..................................       614
     304    6.00%, 2/25/07, Series 1994-17, Class
              E..................................       304
     175    6.25%, 4/25/07, Series 1993-93, Class
              E..................................       175
     103    5.50%, 11/25/07, Series 1994-33,
              Class E............................       103
   2,000    6.50%, 9/25/08, Series 1999-19, Class
              LA.................................     2,006
   4,369    7.00%, 6/1/10, Pool #315928..........     4,396
   4,164    6.50%, 9/1/10, Pool #325479..........     4,119
   3,304    6.50%, 10/1/10, Pool #250377.........     3,266
   1,873    7.00%, 11/1/10, Pool #250387.........     1,884
   2,047    7.50%, 2/1/11, Pool #303755..........     2,083
   7,603    6.50%, 4/1/13, Pool #425396..........     7,522
   5,000    6.50%, 6/25/13, Series 94-1, Class
              K..................................     4,986
   1,840    6.50%, 9/1/13, Pool #251982..........     1,818
     235    5.90%, 7/25/15, Series G93-26, Class
              PE.................................       234
     223    6.00%, 10/25/16, Series 1993-127,
              Class E............................       223
     354    5.75%, 11/25/16, Series 1993-187,
              Class E............................       354
     490    5.65%, 5/25/17, Series 1993-206,
              Class E............................       489
   2,000    6.50%, 12/18/17, Series 1998-17,
              Class TB...........................     2,007
     315    9.25%, 4/25/18, Series 1998-7, Class
              Z..................................       334
     474    9.30%, 5/25/18, Series 1988-13, Class
              C..................................       497
     395    6.50%, 10/25/28......................       424
     417    9.00%, 6/25/18, Series 1988-15, Class
              A..................................       440
     224    5.45%, 10/25/18, Series 1993-225,
              Class TE...........................       224
     411    5.95%, 1/1/19, Pool #70226*..........       406
     581    5.50%, 2/25/19, Series 1994-15, Class
              E..................................       579
     962    6.55%, 3/1/19, Pool #116612*.........       987
      35    9.00%, 7/25/19, Series 1990-77, Class
              C..................................        36
     233    7.32%, 8/1/19, Pool #111366*.........       244
      44    0.00%, 10/25/19, Series 1989-73,
              Class C............................        43
     746    9.00%, 11/25/19, Series 1989, Class
              H..................................       785
     500    6.50%, 2/25/20, Series 1994-36, Class
              GA.................................       503
     604    0.00%, 10/25/21, Series 97-32C.......       589
      94    9.00%, 2/1/23........................        24
     764    10.00%, 2/1/24, Pool #479469.........       830
   1,040    7.50%, 06/20/24, Series G97-1........     1,061
   1,592    9.5%, 7/1/28, Pool #457268...........     1,706
                                                   --------
                                                    152,750
                                                   --------
Federal Home Loan Bank (2.4%):
   5,000    5.58%, 2/23/01 (b)...................     4,977
  10,000    7.78%, 10/19/01 (b)..................    10,404
   5,000    5.59%, 1/13/03.......................     4,930
                                                   --------
                                                     20,311
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac (8.3%):
 $   430    6.00%, 6/26/00.......................  $    430
     999    6.50%, 1/1/01, Pool #M80308..........     1,007
   4,607    7.00%, 1/1/02, Pool #G50415..........     4,665
   5,058    6.50%, 5/1/02, Pool #G50444..........     5,075
     431    6.50%, 12/15/04, Series 2055.........       430
     237    6.00%, 11/15/05, Series 1698, Class
              PE.................................       238
     186    9.00%, 12/1/05, Pool #G00005.........       194
     173    9.00%, 1/1/06, Pool #G00012..........       180
      95    5.75%, 7/15/06, Series 1490, Class
              PE.................................        95
     456    5.25%, 9/15/06, Series 1679, Class
              A..................................       454
     363    8.00%, 10/1/06, Pool #G00052.........       375
   1,366    7.00%, 3/1/07, Pool #G34594..........     1,377
     657    7.00%, 3/15/07, Series 1679, Class
              A..................................       663
   1,433    7.50%, 4/1/07, Pool #G00084..........     1,459
   1,142    7.00%, 4/1/07, Pool #G00087..........     1,151
     500    6.47%, 6/15/07, Series 1561, Class
              EA*................................       500
   2,500    7.00%, 7/15/07, Series 1555, Class
              PK.................................     2,517
   1,742    7.50%, 11/1/07, Pool #E00165.........     1,774
     260    5.75%, 1/15/08, Series 1606, Class
              G..................................       258
   2,265    8.50%, 2/1/08, Pool #10133...........     2,341
     119    6.25%, 6/15/08, Series 1544, Class
              E..................................       120
     575    6.50%, 10/15/08, Series 1655, Class
              HB.................................       577
   1,384    7.00%, 12/1/08, Pool #E20065.........     1,395
   1,124    8.00%, 1/1/10, Pool #G00355..........     1,161
   3,471    8.00%, 2/1/10, Pool #G10328..........     3,586
   5,574    7.00%, 10/1/10, Pool #E61709.........     5,611
   1,578    6.35%, 3/15/11, Series 1995, Class
              PK.................................     1,581
   8,543    7.00%, 5/1/11, Pool #E20241..........     8,601
   8,675    6.50%, 6/1/14, Pool #E77962..........     8,570
     555    6.00%, 11/15/16, Series 1560, Class
              X..................................       555
     268    6.00%, 12/15/16, Series 1541, Class
              E..................................       268
     537    4.00%, 12/15/16, Series 1541, Class
              EA.................................       532
     906    6.50%, 4/15/18, Series 1727, Class
              E..................................       912
     300    6.65%, 5/15/18, Series 1477, Class
              F..................................       301
     212    6.00%, 1/15/19, Series 1706, Class
              E..................................       213
     900    6.00%, 1/15/19, Series 1585, Class
              F..................................       895
     725    5.80%, 2/15/19, Series 1614, Class
              G..................................       725
     481    9.30%, 3/15/19, Series 2, Class Z....       512
     742    4.00%, 3/25/19, Series 10, Class F...       727
      16    9.50%, 4/15/19, Series 11, Class C...        16
     553    6.00%, 6/15/19, Series 1552, Class
              F..................................       547
     355    9.25%, 11/15/19, Series 12, Class
              A..................................       375
     662    9.50%, 2/15/20, Series 1559, Class
              VF.................................       695

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   500    6.25%, 2/15/20, Series 26, Class F...  $    499
      65    8.75%, 7/15/20, Series 1019, Class
              E..................................        65
      62    0.00%, 7/15/20, Series 1570, Class
              D..................................        61
     359    9.00%, 10/15/20, Series 1807, Class
              G..................................       375
     160    8.13%, 11/15/20, Series 81, Class
              A..................................       163
     724    9.50%, 1/15/21, Series 99, Class Z...       769
     501    8.60%, 1/15/21, Series 85, Class C...       521
       1    1006.21%, 2/15/21, Series 1045, Class
              G..................................        25
     116    4.50%, 9/15/21, Series 159, Class
              H..................................       109
     669    5.39%, 11/15/22, Series 1424, Class
              F*.................................       652
   1,823    6.53%, 10/1/26, Pool #785652*........     1,848
                                                   --------
                                                     68,745
                                                   --------
Government National Mortgage Assoc. (3.8%):
       1    8.00%, 2/15/02, Pool #192917.........         1
       9    8.00%, 3/15/02, Pool #209172.........         9
       2    9.00%, 6/15/02, Pool #229311.........         2
      28    9.00%, 10/15/02, Pool #229569........        29
      10    8.00%, 6/15/05, Pool #28827..........        10
       4    9.00%, 9/15/05, Pool #292569.........         4
      37    9.00%, 10/15/05, Pool #292589........        39
       9    8.00%, 5/15/06, Pool #303851.........         9
       4    8.00%, 7/15/06, Pool #307231.........         4
      32    8.00%, 8/15/06, Pool #311166.........        33
      30    8.00%, 9/15/06, Pool #311301.........        32
     159    8.00%, 10/15/06, Pool #316915........       166
     177    8.00%, 11/15/06, Pool #313528........       185
     147    8.00%, 11/15/06, Pool #312210........       153
      55    8.00%, 11/15/06, Pool #316671........        58
      32    8.00%, 11/15/06, Pool #311131........        34
      61    8.00%, 11/15/06, Pool #315078........        64
     120    8.00%, 12/15/06, Pool #311384........       125
      23    8.00%, 1/15/07, Pool #317663.........        24
     206    8.00%, 2/15/07, Pool #316086.........       215
      57    8.00%, 3/15/07, Pool #178684.........        59
     127    8.00%, 3/15/07, Pool #318825.........       133
      78    8.00%, 4/15/07, Pool #316441.........        82
      45    8.00%, 10/15/07, Pool #020981........        47
      81    8.00%, 10/15/07, Pool #018954........        85
     113    8.00%, 12/15/07, Pool #019083........       118
      36    8.00%, 12/15/07, Pool #020290........        38
   2,428    9.00%, 9/15/09, Pool #780072.........     2,583
     824    12.00%, 11/15/19, Pool #780149.......       936
     561    9.50%, 7/15/20, Pool #293363.........       606
     944    9.50%, 3/15/23, Pool #780010.........     1,019
     410    9.00%, 9/15/24, Pool #403964.........       436
   1,253    9.50%, 12/15/24, Pool #780831........     1,352
     940    8.50%, 3/20/25, Pool #001974.........       978
   4,057    6.13%, 11/20/25, Pool #8746*.........     4,118

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $ 9,818    9.50%, 12/15/25, Pool #780965........  $ 10,598
   1,590    6.38%, 1/20/26, Pool #8790*..........     1,611
   1,704    8.00%, 9/20/26, Pool #2488...........     1,742
     261    9.00%, 10/15/26, Pool #423946........       278
     548    8.00%, 10/20/27, Pool #2499..........       560
     447    8.00%, 6/15/28, Pool #444095.........       460
     495    8.00%, 8/15/28, Pool #472198.........       510
   1,710    7.50%, 9/20/28, Pool #002646.........     1,722
                                                   --------
                                                     31,267
                                                   --------
  Total U.S. Government Agency Mortgages            273,073
                                                   --------
U.S. GOVERNMENT AGENCY SECURITIES (4.0%):
Government Trust Certificate (0.3%):
     927    0.00%, 5/15/02.......................       784
     250    0.00%, 11/15/02......................       205
     425    0.00%, 11/15/02......................       349
     408    0.00%, 11/15/02......................       335
     229    0.00%, 5/15/03.......................       182
     216    0.00%, 11/15/03......................       166
     510    0.00%, 11/15/03......................       393
                                                   --------
                                                      2,414
                                                   --------
Tennessee Valley Authority (3.7%):
  25,287    8.38%, 10/1/99 (b)...................    25,454
   5,500    6.50%, 8/20/01.......................     5,570
                                                   --------
                                                     31,024
                                                   --------
  Total U.S. Government Agency Securities            33,438
                                                   --------
U.S. TREASURY OBLIGATIONS (23.1%):
U.S. Treasury Bonds (1.3%):
   9,000    11.63%, 11/15/02 (b).................    10,592
                                                   --------
U.S. Treasury Notes (17.9%):
   6,750    7.75%, 1/31/00 (b)...................     6,853
  17,460    8.50%, 2/15/00 (b)...................    17,819
   6,000    7.13%, 2/29/00 (b)...................     6,077
   1,000    6.88%, 3/31/00 (b)...................     1,012
   2,700    6.75%, 4/30/00 (b)...................     2,733
   3,000    6.25%, 5/31/00 (b)...................     3,026
  12,000    5.75%, 10/31/00 (b)..................    12,049
   3,426    4.00%, 10/31/00 (b)..................     3,365
  13,000    6.25%, 4/30/01 (b)...................    13,163
   1,500    6.50%, 5/31/01 (b)...................     1,527
   4,400    7.88%, 8/15/01 (b)...................     4,602
  15,000    6.38%, 9/30/01 (b)...................    15,253
   7,500    6.25%, 10/31/01 (b)..................     7,608
  10,325    7.50%, 11/15/01 (b)..................    10,757
   2,000    5.88%, 11/30/01 (b)..................     2,013
     500    6.25%, 1/31/02 (b)...................       508
   6,600    6.25%, 2/28/02 (b)...................     6,701

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Notes, continued:
 $   500    6.63%, 3/31/02 (b)...................  $    513
   6,400    6.63%, 4/30/02 (b)...................     6,562
   3,500    6.50%, 5/31/02 (b)...................     3,580
  10,500    6.38%, 8/15/02 (b)...................    10,703
  12,000    6.25%, 8/31/02 (b)...................    12,195
                                                   --------
                                                    148,619
                                                   --------
U.S. Treasury STRIPS (3.8%):
  19,500    0.00%, 2/15/00.......................    18,908
   8,500    0.00%, 11/15/01 (b)..................     7,451
   8,000    0.00%, 7/15/05.......................     5,569
                                                   --------
                                                     31,928
                                                   --------
US Treasury Inflation Protected Bonds (0.1%):
   1,038    3.63%, 7/15/02 (b)...................     1,028
                                                   --------
  Total U.S. Treasury Obligations                   192,167
                                                   --------
COMMERCIAL PAPER (1.0%):
   4,301    Ford Motor, 4.98%, 7/19/99...........     4,301
   4,301    General Electric Corp., 4.95%,
              7/19/99............................     4,300
                                                   --------
  Total Commercial Paper                              8,601
                                                   --------
INVESTMENT COMPANIES (2.2%):
  18,192    One Group Government Money Market
              Fund...............................    18,192
                                                   --------
  Total Investment Companies                         18,192
                                                   --------
SHORT-TERM SECURITIES HELD AS COLLATERAL (15.9%):
Master Notes (1.3%):
   3,376    Bear Stearns Mortgage Capital, 6.27%,
              7/6/99*............................     3,376
   3,377    Merrill Lynch, 6.20%, 7/1/99*........     3,377
   1,823    NationsBanc Capital Markets, 6.20%,
              7/1/99*............................     1,823
   1,216    PHH CFC Leasing, 5.10%, 8/11/99*.....     1,216
   1,418    Williamette Industries, Inc., 5.07%,
              9/14/99*...........................     1,418
                                                   --------
                                                     11,210
                                                   --------
Put Bonds (8.6%):
   6,754    Amex Centurion, 5.10%, 5/5/00*.......     6,754
   3,376    Bear Stearns, 6.23%, 1/7/00*.........     3,376
   3,376    Branch Banking and Trust, 5.14%,
              5/25/00*...........................     3,374
   2,701    Caterpillar Finance, 5.20%,
              5/1/01*............................     2,701
   3,376    Chase Manhattan, 5.17%, 5/4/01*......     3,376

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Put Bonds, continued:
 $ 3,376    Chase Manhattan, 5.26%, 5/6/02*......  $  3,376
   3,376    Fleet National Bank, 5.07%,
              4/18/00*...........................     3,376
   3,376    Ford Motor Credit, 5.14%,
              11/27/00*..........................     3,413
   3,376    GMAC, 5.22%, 5/3/01*.................     3,376
   3,376    GMAC MTN, 5.23%, 4/30/01*............     3,376
   2,026    Greenwich Capital Markets, 5.41%,
              7/9/01*............................     2,026
   4,728    Jackson National, 6.37%, 5/15/00*....     4,728
   3,376    JP Morgan and Co., 5.10%, 5/4/00*....     3,376
   3,376    JP Morgan and Co., 5.16%, 5/4/01*....     3,376
   4,728    Liberty Lighthouse, 5.15%, 5/5/00*...     4,728
   3,376    Merrill Lynch, 5.31%, 5/6/02*........     3,376
   3,376    Salomon Smith Barney, 5.38%,
              4/12/01*...........................     3,376
   3,376    Sigma Finance, Inc., 5.14%,
              3/31/00*...........................     3,376
   6,079    SPARCC, 5.38%, 3/24/00*..............     6,079
                                                   --------
                                                     70,939
                                                   --------
Repurchase Agreements (6.0%):
  10,129    Goldman Sachs, 6.09%, 7/1/99
              (Collateralized by $10,743 various
              Corporate Bonds, 5.33% - 9.88%,
              10/1/99 - 10/30/45, market value
              $10,690)...........................    10,129
   6,120    Lehman Brothers, 5.85%, 7/1/99
              (Collateralized by $6,426 various
              Commercial Papers, 0.00% - 5.06%,
              9/20/99 - 10/4/99, market value
              $6,426)............................     6,120
  20,259    Merrill Lynch, 6.10%, 7/1/99
              (Collateralized by $21,322 various
              Commercial Papers, 0.00% - 5.12%,
              7/8/99 - 8/2/99, market value
              $21,272)...........................    20,259
  13,506    Paine Webber, 6.00%, 7/1/99,
              (Collateralized by $14,364 various
              Corporate Bonds, 6.00% - 9.45%,
              6/15/00 - 11/15/46, market value
              $14,181)...........................    13,506
                                                   --------
                                                     50,014
                                                   --------
  Total Short-Term Securities Held as Collateral    132,163
                                                   --------
Total (Cost $966,905) (a)                          $967,039
                                                   ========

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Short-Term Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

------------

Percentages indicated are based on net assets of $831,380.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 4,146
                   Unrealized depreciation......................   (4,012)
                                                                  -------
                   Net unrealized appreciation..................  $   134
                                                                  =======

(b) A portion of this security was loaned as of June 30,1999.

(c) The Fund invests in securities whose value is derived from an underlying pool of mortgages or consumer loans. Descriptions of certain collateralized mortgage obligations are as follows:

    Collateralized Mortgage Obligations (CMO) are debt securities issued by U.S. government agencies, or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture.

    Interest Only (IO) represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

    Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

 * The interest rate for this variable rate note, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1999.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
 ASSET BACKED SECURITIES (10.1%):
Banking, Finance & Insurance (10.1%):
 $ 4,500    Advanta Mortgage Loan Trust, Series
              98-1, Class A5, 6.60%, 3/25/28....  $    4,348
   5,000    Aesop Funding II, Series 97-1, Class
              A2, 6.40%, 10/20/03...............       5,003
     638    Arcadia Automobile Receivables
              Trust, Series 97-B, Class A3,
              6.30%, 7/16/01....................         639
   2,400    Arcadia Automobile Receivables
              Trust, Series 98-B, Class A3,
              5.95%, 11/15/02...................       2,406
   2,500    Arcadia Automobile Receivables
              Trust, Series 99-B, Class A3,
              6.30%, 7/15/03....................       2,501
   3,000    Arcadia Automobile Receivables
              Trust, Series 98-B, Class A4,
              6.00%, 11/15/03...................       2,987
   2,000    Arcadia Automobile Receivables
              Trust, Series 98-A, Class A4,
              6.00%, 11/17/03...................       1,990
   6,000    Arcadia Automobile Receivables
              Trust, Series 99-B, Class A4,
              6.51%, 9/15/04....................       6,007
     225    Arcadia Automobile Receivables
              Trust, Series 97-C, Class A5,
              6.55%, 6/15/05....................         227
     833    Case Equipment Loan Trust, Series
              96-A, Class A2, 5.50%, 2/15/03....         833
   1,785    Case Equipment Loan Trust, Series
              95-B, Class A3, 6.45%, 3/15/04....       1,799
      93    Chase Manhattan Grantor Trust,
              Series 95-B, Class A, 5.90%,
              11/15/01..........................          93
     219    Chase Manhattan Grantor Trust,
              Series 96-A, Class A, 5.20%,
              2/15/02...........................         219
     250    Chemical Master Credit Card Trust,
              Series 95-3, Class A, 6.23%,
              8/15/02...........................         250
     746    Chevy Chase Auto Receivable Trust,
              Series 97-4, Class A, 6.25%,
              6/15/04...........................         748
   5,440    Circuit City Credit Card Master
              Trust, Series 95-1, Class A,
              6.38%, 8/15/05....................       5,485
   3,000    CPS Auto Trust, Series 98-3, Class
              A3, 6.00%, 6/15/02................       3,012
     289    CPS Auto Trust, Series 97-4, Class
              A1, 6.07%, 3/15/03................         289
   2,000    CPS Auto Trust, Series 98-3, Class
              A4, 6.08%, 10/15/03...............       2,006

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
Banking, Finance & Insurance, continued:
 $   300    Discover Card Master Trust I, Series
              95-2, Class A, 6.55%, 2/18/03.....  $      303
   6,000    EQCC Home Equity Loan Trust, Series
              96-4, Class A6, 6.88%, 7/15/14....       6,057
   2,000    First Bank Corporate Card Master
              Trust, Series 97-1, Class B,
              6.55%, 2/15/03....................       2,012
     398    First Security Auto Grantor Trust,
              Series 98-A, Class A, 5.97%,
              4/15/04...........................         399
   1,000    Fleet Credit Card Master Trust,
              Series 96-A, Class A1, 6.00%,
              11/15/05..........................         991
   4,000    Greentree Financial Corp., Series
              93-2, Class B, 8.00%, 7/15/18.....       3,824
       2    Greentree Home Improvement Loan
              Trust, Series 94-B1, Class A1,
              7.15%, 7/15/14....................           2
   1,375    Greentree Home Improvement Loan
              Trust, Series 97-D, Class HIA2,
              6.45%, 10/15/23...................       1,379
   5,000    Greentree Home Improvement Loan
              Trust, Series 95-D, Class M1,
              6.95%, 9/15/25....................       5,036
   3,975    Greentree Recreational, Equipment &
              Consulting, Series 97-D, Class
              A1HE, 6.90%, 3/15/29..............       4,035
  10,000    Keycorp Auto, Series 97-2A4, 6.15%,
              10/15/01..........................      10,036
     345    MBNA Master Credit Card Trust,
              Series 94-C, Class A, 5.25%,
              3/15/04*..........................         346
     235    Merrill Lynch Home Equity Loan,
              Series 92-1, Class A, 5.34%,
              7/15/22*..........................         235
     525    Merrill Lynch MBS, Inc., Series
              144-S, 7.43%, 7/25/24.............         527
   3,027    Newcourt Receivables Asset Trust,
              Series 96-3, Class A, 6.24%,
              12/20/04..........................       3,024
     388    Olympic Automobile Receivables
              Trust, Series 95-E, Class A4,
              5.85%, 3/15/01....................         388
     291    Olympic Automobile Receivables
              Trust, Series 95-B, Class A2,
              7.35%, 10/15/01...................         291

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
Banking, Finance & Insurance, continued:
 $ 1,662    Olympic Automobile Receivables
              Trust, Series 95-C, Class A2,
              6.20%, 1/15/02....................  $    1,666
   6,998    Olympic Automobile Receivables
              Trust, Series 96-C, Class A4,
              6.80%, 3/15/02....................       7,049
   2,650    Olympic Automobile Receivables
              Trust, Series 96-C, Class A5,
              7.00%, 3/15/04....................       2,691
     782    Onyx Acceptance Grantor Trust,
              Series 96-1, Class A, 5.40%,
              5/15/01...........................         783
   1,250    Onyx Acceptance Grantor Trust,
              Series 98-B, Class A2, 5.85%,
              7/15/03...........................       1,239
     893    Onyx Acceptance Grantor Trust,
              Series 97-1, Class A, 6.55%,
              9/15/03...........................         900
   3,790    Premier Auto Trust, Series 97-2,
              Class A5, 6.32%, 3/6/02...........       3,815
   2,125    Premier Auto Trust, Series 98-5,
              Class A4, 5.19%, 4/8/03...........       2,079
   1,100    Prime Credit Card Master Trust,
              Series 96-1, Class A, 6.70%,
              7/15/04...........................       1,114
   5,000    Rental Car Finance, Series 97-1,
              Class A2, 6.45%, 8/25/05..........       4,913
   1,246    Sears Credit Account Master Trust,
              Series 95-3, Class A, 7.00%,
              10/15/04..........................       1,263
   1,000    Sears Credit Account Master Trust,
              Series 98-1, Class A, 5.80%,
              8/15/05...........................         997
   2,000    Sears Credit Account Master Trust,
              Series 96-4, Class A, 6.45%,
              10/16/06..........................       2,012
  11,000    SLM Student Loan Trust, Series 99-1,
              Class A1T, 5.76%, 4/25/08*........      10,999
   4,000    Team Fleet Financing Corp., Series
              97-1, Class A, 7.35%, 5/15/03.....       4,064
   3,197    Textron Financial Corp. Receivables
              Trust, Series 98-A, Class A1,
              5.82%, 1/15/02....................       3,201
   1,000    Toyota Auto Lease Trust, Series
              97-A, Class A2, 6.35%, 4/26/04....       1,006
     725    Union Acceptance Corp., Series 97-D,
              Class A3, 6.26%, 2/08/02..........         727
   1,289    Union Acceptance Corp., Series 95-D,
              Class B, 6.03%, 1/7/03............       1,291
   1,547    WFS Financial Owner Trust, Series
              96-A, Class A4, 6.15%, 6/1/01.....       1,552
     599    WFS Financial Owner Trust, Series
              96-D, Class A3, 6.05%, 7/20/01....         598

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
Banking, Finance & Insurance, continued:
 $ 2,232    WFS Financial Owner Trust, Series
              97-B, Class A3, 6.30%, 7/20/01....  $    2,237
     446    WFS Financial Owner Trust, Series
              95-4, Class A1, 6.20%, 2/1/02.....         448
   2,900    WFS Financial Owner Trust, Series
              98-B, Class A4, 6.05%, 4/20/03....       2,892
   4,674    WFS Financial Owner Trust, Series
              96-C, Class A4, 6.80%, 12/20/03...       4,704
   6,000    World Financial Network Credit Card
              Master Trust, Series 96-A, Class
              A, 6.70%, 2/15/04.................       6,074
   4,257    World Omni Automobile Lease Secured
              Trust, Series 97-A, Class A4,
              6.90%, 6/25/03....................       4,297
   1,129    World Omni Automobile Lease Secured
              Trust, Series 97-B, Class A1,
              6.07%, 11/25/03...................       1,131
   1,992    World Omni Automobile Lease Secured
              Trust, Series 97-B, Class A3,
              6.18%, 11/25/03...................       1,997
                                                  ----------
  Total Asset Backed Securities                      157,466
                                                  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (2.4%):
   1,312    BHN, Series 97-1, Class A2, 7.92%,
              7/25/09...........................       1,108
   1,969    Chase Mortgage Finance Corp., Series
              94-E, Class A6B, 7.30%, 4/25/10,
              IF*...............................       1,961
      96    Collateralized Mortgage Obligation
              Trust, Series 16, Class Q, 13.25%,
              3/20/18, IF*......................          99
     216    Collateralized Mortgage Securities
              Corp., Series 88-2, Class B,
              8.80%, 4/20/19....................         225
   1,981    Countrywide Funding Corp., Series
              93-11, Class A11, 7.22%, 2/25/09,
              IF*...............................       1,936
   2,000    Countrywide Home Loans, Series 98-2,
              Class A2, 6.25%, 3/25/28..........       1,808
   5,000    JP Morgan Commercial Mortgage
              Finance Corp., Series 96-C2, Class
              B, 6.80%, 11/25/27................       5,030

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
 $ 2,000    JP Morgan Commercial Mortgage
              Finance Corp., Series 97-C4, Class
              B, 7.46%, 12/26/28................  $    2,072
   1,138    Merrill Lynch Trust, Series 43,
              Class E, 6.50%, 8/27/15...........       1,137
   5,000    MLMI, Series 97-C2, Class A2, 6.54%,
              12/10/29..........................       4,855
       2    Morgan Stanley Mortgage Trust,
              Series 35, Class 2, 7979.75%,
              4/20/21, HB, IF*..................         235
       1    Morgan Stanley Mortgage Trust,
              Series 37, Class 2, 7979.75%,
              7/20/21, HB, IF*..................         236
     238    Morgan Stanley Mortgage Trust,
              Series 39, Class 3, 0.00%,
              12/20/21, PO......................         199
   4,000    Mortgage Capital Funding Inc.,
              Series 96-MC2, Class A3, 7.01%,
              9/20/06...........................       3,986
      15    Paine Webber Trust, Series H, Class
              4, 8.75%, 4/1/18..................          15
   2,500    PNC Mortgage Securities Corp.,
              Series 98-5, Class 2A11, 6.30%,
              7/25/28...........................       2,493
     767    Prudential Home Mortgage Securities,
              Series 93-17, Class A1, 6.50%,
              5/25/00...........................         766
   2,347    Residential Accredit Loans, Series
              96-QS3, Class M2, 7.75%,
              6/25/26...........................       2,372
     267    Rural Housing Trust, Series 87-1,
              Class 3B, 7.33%, 4/1/26...........         268
   4,000    The Equitable Life Assurance Society
              of Private Placement, Series 174,
              Class A1, 7.24%, 5/15/06..........       4,109
   3,022    Wells Fargo Capital Markets, Series
              APT, Class 1, 6.56%, 12/29/05.....       3,021
                                                  ----------
  Total Collateralized Mortgage Obligations           37,931
                                                  ----------
CORPORATE BONDS (11.8%):
Banking, Finance & Insurance (6.0%):
     200    ABN AMRO Bank NV Chicago, 7.25%,
              5/31/05...........................         203
     983    African Development Bank, 9.30%,
              7/1/00............................       1,015
     250    American Express Credit Corp.,
              6.13%, 11/15/01...................         249
     275    American Express Master Trust,
              Series 2-A, 6.60%, 7/15/99........         275

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $   700    Ameritech Capital Funding, 6.15%,
              1/15/08 (b).......................  $      667
   1,675    Associates Corp., 9.13%, 4/1/00.....       1,711
     300    Associates Corp., 7.13%, 5/15/00....         303
   1,000    Associates Corp., 6.00%, 4/15/03....         981
   1,750    Associates Corp., 5.75%, 11/1/03....       1,697
     300    Associates Corp., 6.63%, 6/15/05....         298
   1,000    Associates Corp., 6.38%, 11/15/05...         976
   3,625    Associates Corp., 8.15%, 8/1/09.....       3,913
   1,750    Associates Corp., 5.96%, 5/15/37....       1,756
     250    Avco Financial Services, Inc.,
              7.38%, 8/15/01....................         255
   1,000    Bank of America Corp., 9.25%,
              11/1/01...........................       1,058
   1,500    Boeing Capital Corp., 6.36%,
              7/15/05...........................       1,408
   1,000    Cit Group Holdings, Inc., Series
              MTN, 6.70%, 5/28/01...............       1,007
     200    Cit Group Holdings, Inc., 8.38%,
              11/1/01...........................         209
   1,180    Citicorp, 5.63%, 2/15/01............       1,171
     250    Citicorp, 6.75%, 8/15/05............         249
   4,000    Dao Heng Bank Ltd., 7.75%, 1/24/07
              (e)...............................       3,624
   4,100    First Hawaiian, Inc., 6.25%,
              8/15/00...........................       4,100
     300    Ford Motor Credit Co., 6.38%,
              4/15/00...........................         301
   2,000    Ford Motor Credit Co., 8.20%,
              2/15/02...........................       2,088
   1,500    Ford Motor Credit Co., 6.63%,
              6/30/03...........................       1,504
   1,000    General Electric Capital Corp.,
              Series MTNA, 5.92%, 4/3/01........         997
     266    General Electric Capital Corp.,
              7.88%, 12/1/06....................         283
   7,000    GMAC, 5.75%, 11/10/03...............       6,767
   2,000    GMAC, 6.85%, 6/17/04 (b)............       2,017
  10,000    Goldman Sachs Group, 6.38%, 6/15/00
              (e)...............................      10,044
     500    Household Finance Corp., 6.38%,
              6/30/00...........................         501
     900    Household Finance Corp., 7.63%,
              1/15/03...........................         924
   1,000    Household Finance Corp., 6.50%,
              11/15/08..........................         951
     100    Inter American Development Bank,
              8.40%, 9/1/99.....................         114
   5,000    International Lease, 6.38%,
              8/1/02............................       5,004
   3,000    Lehman Brothers Holdings, Inc.,
              9.88%, 10/15/00...................       3,130

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $ 5,000    Lehman Brothers Holdings, Inc.,
              8.88%, 3/1/02.....................  $    5,231
   3,000    Lehman Brothers Holdings, Inc.,
              7.25%, 4/15/03....................       3,013
   6,000    Liberty Mutual Insurance, 8.20%,
              5/4/07 (b)........................       6,254
   5,000    MBNA Corp., 5.60%, 5/23/03*.........       4,977
     500    Merrill Lynch & Co., 6.00%, 2/12/03
              (b)...............................         492
   4,000    Metropolitan Life Insurance Co.,
              7.00%, 11/1/05....................       4,019
     170    Midland Bank, 8.63%, 12/15/04.......         183
     100    Norwest Financial, Inc., 7.00%,
              1/15/03...........................         102
   1,000    Norwest Financial, Inc., 7.20%,
              4/1/04............................       1,031
   4,000    Prime Property Funding II, 6.80%,
              8/15/02 (e).......................       3,985
     288    Private Exempt Funding, 5.65%,
              3/15/03...........................         285
     250    Republic New York Corp., 8.25%,
              11/1/01...........................         260
     570    Toyota Motor Credit, 5.63%,
              11/13/03..........................         553
      35    Wells Fargo & Co., 6.00%, 3/15/00...          35
                                                  ----------
                                                      92,170
                                                  ----------
Governments (Foreign) (0.3%):
   1,500    Metropolis of Tokyo, 8.70%,
              10/5/99...........................       1,510
   3,500    Ontario Province of Canada, Senior
              Unsubordinated Debenture, 7.38%,
              1/27/03...........................       3,605
                                                  ----------
                                                       5,115
                                                  ----------
Industrial Goods & Services (2.9%):
     100    American Home Products, 6.50%,
              10/15/02..........................         100
     200    Boeing Co., 8.88%, 9/15/99..........         201
     250    Boeing Co., 8.38%, 2/15/01..........         258
     250    BP America, Inc., 8.50%, 4/15/01....         260
   1,500    Case Corp., 6.25%, 12/1/03..........       1,462
   5,000    Cox Radio, Inc., 6.38%, 5/15/05.....       4,804
     200    Dillard Investment Co., 9.25%,
              2/1/01............................         208
   5,000    Dillards Department Stores, 6.39%,
              8/1/03............................       4,910
   5,000    Excel Paralubes Funding, 7.13%,
              11/1/11...........................       4,983
   2,000    Limited, Inc., 8.88%, 8/15/99.......       2,006
     600    Lockheed Martin Corp., 9.38%,
              10/15/99..........................         605
   4,000    Oracle Corp., 6.72%, 2/15/04........       3,935

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Industrial Goods & Services, continued:
 $ 5,000    Sears Roebuck Acceptance, Series
              MTN3, 7.07%, 9/18/01..............  $    5,053
   5,000    Thomas & Betts, Series MTN, 6.29%,
              2/13/03...........................       4,885
   5,000    Tyco International Group SA, 6.25%,
              6/15/03...........................       4,926
     250    Upjohn Co., 5.88%, 4/15/00..........         250
   5,000    USA Waste Services, 6.13%,
              7/15/01...........................       4,969
     650    VF Corp., 6.63%, 3/15/03............         643
   1,000    Wal Mart Stores, 8.63%, 4/1/01......       1,039
     150    Wal Mart Stores, 6.75%, 5/15/02.....         152
                                                  ----------
                                                      45,649
                                                  ----------
Telecommunications (0.5%):
     500    AT&T Corp., 7.00%, 5/15/05..........         513
   2,900    Bellsouth Telecommunications, 6.00%,
              6/15/02...........................       2,891
   4,000    Cable & Wireless Communications,
              6.63%, 3/6/05.....................       3,907
     470    Chesapeake & Potomac
              Telecommunications, 7.13%,
              1/15/02...........................         478
                                                  ----------
                                                       7,789
                                                  ----------
Transportation (0.3%):
   4,999    Federal Express Corp., Series 98-1A,
              6.72%, 1/15/22....................       4,757
     250    Union Pacific Corp., 7.00%,
              6/15/00...........................         252
                                                  ----------
                                                       5,009
                                                  ----------
Utilities (1.8%):
   5,000    Avon Energy Partners, 7.05%,
              12/11/07 (e)......................       4,875
     250    Baltimore Gas & Electric, 5.50%,
              7/15/00...........................         248
   3,000    D.R. Investments, 7.10%, 5/15/02
              (e)...............................       3,025
   2,500    Duke Power Co., 7.00%, 6/1/00.......       2,518
   4,050    Enron Corp., 6.75%, 7/1/05..........       3,997
   1,366    Kern River Funding, 6.42%,
              3/31/01...........................       1,362
   1,032    National Rural Utilities, 7.30%,
              9/15/06...........................       1,060
     250    Northern States Power Co. --
              Minneapolis, 7.88%, 10/1/01.......         258
   6,000    Ohio Power, 6.73%, 11/1/04..........       5,928
     630    Public Service Electric & Gas
              Utilities, 6.13%, 8/1/02..........         626

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Utilities, continued:
 $ 3,000    Ras Laffan Gas, 7.63%, 9/15/06
              (e)...............................  $    2,880
   1,000    Tennessee Valley Authority, Series
              89-D, 8.38%, 10/01/99.............       1,007
     740    Union Electric Co., 6.75%,
              10/15/99..........................         742
                                                  ----------
                                                      28,526
                                                  ----------
  Total Corporate Bonds                              184,258
                                                  ----------
U.S. GOVERNMENT AGENCY (0.2%):
Other U.S. Agencies (0.2%):
     960    Federal Housing Administration,
              Project #07335307, 7.43%,
              1/1/22............................         968
   1,872    Federal Housing Administration,
              Greystone 96-2, 7.43%, 11/1/22....       1,887
                                                  ----------
  Total U.S. Government Agency                         2,855
                                                  ----------
U.S. GOVERNMENT AGENCY MORTGAGES (44.9%):
Fannie Mae (18.2%):
     300    8.55%, 8/30/99......................         301
   2,358    3.41%, 11/25/99, Series 92-199,
              Class S, IF, IO*..................          22
   2,000    5.41%, 2/13/01, Series MTN..........       1,988
       0    6.50%, 12/1/02, Pool #6345 (c)......           0
   1,519    6.78%, 1/17/03, Series 97-MI, Class
              A.................................       1,534
     720    7.00%, 9/18/03, Series 97-13, Class
              CB................................         729
   3,983    6.99%, 3/17/04, Series 97-M4, Class
              A*................................       4,014
     281    10.00%, 5/25/04, Series 89-26, Class
              D.................................         292
     275    8.00%, 9/25/04, Series 91-155, Class
              G.................................         274
     484    6.75%, 12/25/04, Series 93-6, Class
              C.................................         484
  10,824    6.88%, 9/1/05, Pool #73192..........      10,988
       1    758.75%, 1/25/06, Series 91-4, Class
              N, HB.............................          17
       1    908.75%, 3/25/06, Series 91-20,
              Class M, HB.......................          11
   7,537    6.95%, 4/1/06, Pool #73429..........       7,664
   1,000    6.50%, 4/25/06, Series 93-18, Class
              PH................................       1,005
       2    1008.00%, 4/25/06, Series 91-33,
              Class J, HB.......................          30
   1,455    7.05%, 6/25/06, Series 93-11, Class
              G.................................       1,457
   2,294    3.91%, 8/25/06, Series 93-8, Class
              SB, IF, IO*.......................          64
     945    0.00%, 9/25/06, Series 96-46, Class
              PE, PO............................         823
     292    7.00%, 1/1/07, Pool #145771.........         294

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   750    7.25%, 4/25/07, Series 92-44, Class
              K.................................  $      764
   1,000    6.64%, 7/2/07, Series MTN...........       1,008
   2,452    7.50%, 8/25/07, Series G92-48, Class
              H.................................       2,462
     690    8.80%, 11/25/07, Series 93-174,
              Class SB, IF*.....................         701
   1,488    0.00%, 2/25/08, Series 96-24, Class
              K, PO.............................       1,297
   2,358    5.69%, 2/25/08, Series 93-188, Class
              F*................................       2,381
     775    5.29%, 5/25/08, Series 93-63, Class
              FD*...............................         762
   1,500    5.39%, 5/25/08, Series 93-72, Class
              F*................................       1,479
   5,131    6.09%, 5/25/08, Series 93-55, Class
              FA*...............................       5,238
     516    5.39%, 8/25/08, Series 93-129, Class
              FE*...............................         503
     703    5.66%, 8/25/08, Series 93-209, Class
              KB................................         687
   2,500    9.19%, 8/25/08, Series 93-134, Class
              SA, IF*...........................       2,502
   1,750    0.00%, 9/25/08, Series 96-39, Class
              J, PO.............................       1,255
   1,352    0.00%, 9/25/08, Series 96-20, Class
              L, PO.............................       1,005
     333    5.19%, 9/25/08, Series 93-170, Class
              FA*...............................         330
   2,000    6.50%, 9/25/08, Series 99-19, Class
              LA................................       2,006
   1,394    9.94%, 9/25/08, Series 93-175, Class
              SA, IF*...........................       1,442
   2,547    5.39%, 10/25/08, Series 93-196,
              Class FA*.........................       2,516
   2,000    0.00%, 12/25/08, Series 98-27, Class
              B, PO.............................       1,386
     389    6.00%, 12/25/08, Series 93-214,
              Class L...........................         387
     829    7.75%, 1/25/09, Series 94-12, Class
              SB, IF*...........................         827
     557    6.50%, 2/25/09, Series 94-20, Class
              Z.................................         548
   3,715    6.50%, 2/25/09, Series 94-17, Class
              JB, IO............................         594
   1,000    8.48%, 2/25/09, Series 94-13, Class
              SK, IF*...........................         976
   1,500    0.00%, 3/25/09, Series 96-24, Class
              E, PO.............................       1,014
   1,640    6.50%, 3/25/09, Series 95-13, Class
              B.................................       1,618
     102    7.50%, 11/1/09, Pool #158...........         104
   3,200    7.00%, 4/25/10, Series 92-124, Class
              D.................................       3,198
   1,447    7.00%, 6/1/10, Pool #312903.........       1,456
   2,816    6.50%, 12/1/10, Pool #322598........       2,783

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 4,000    7.00%, 1/18/11, Series 97-23, Class
              VG................................  $    3,969
   1,230    6.50%, 4/1/11, Pool #337903.........       1,216
   2,250    6.75%, 10/25/12, Series 93-65, Class
              D.................................       2,205
  18,044    6.50%, 5/1/13, Pool #429707.........      17,823
   3,223    6.50%, 9/1/13, Pool #251982.........       3,183
   3,019    6.37%, 11/25/13, Series 93-220,
              Class SE, IF*.....................       2,817
   1,243    7.10%, 11/25/13, Series 93-220,
              Class SD, IF*.....................       1,097
     800    5.52%, 12/25/13, Series 93-225,
              Class SS, IF*.....................         616
      54    7.50%, 5/1/14, Pool #57930..........          56
     284    7.20%, 1/25/15, Series 92-210, Class
              D.................................         283
     516    12.50%, 1/1/16, Pool #303306........         587
     806    5.49%, 5/25/16, Series 93-156, Class
              FA*...............................         811
     310    5.70%, 8/25/16, Series G93-39, Class
              A.................................         308
     685    5.09%, 11/25/16, Series 93-187,
              Class FE*.........................         681
     826    6.00%, 12/25/16, Series G-22, Class
              G.................................         804
   1,164    5.59%, 3/25/17, Series 96-27, Class
              FA*...............................       1,181
      53    7.00%, 4/1/17, Pool #44696..........          53
   2,000    6.50%, 12/18/17, Series 98-17, Class
              TB................................       2,007
     290    9.25%, 4/25/18, Series 88-7, Class
              Z.................................         308
   3,250    3.84%, 6/25/18, Series 92-206, Class
              FA*...............................       3,157
      28    6.50%, 7/25/18, Series 93-8, Class
              PG................................          28
   1,894    9.85%, 11/1/18, Series 97-77, Class
              M.................................       2,027
   1,120    9.50%, 12/1/18, Pool #426839........       1,202
     696    6.61%, 3/1/19, Pool #116612*........         714
      95    10.50%, 3/25/19, Series 50, Class 2,
              IO................................          26
     298    5.00%, 5/25/19, Series 93-19, Class
              G.................................         297
     564    6.50%, 6/25/19, Series G93-19, Class
              K.................................         565
     288    7.84%, 8/1/19, Pool #111366*........         302
     190    7.95%, 8/25/19, Series 90-14, Class
              H.................................         192
      58    0.00%, 10/25/19, Series 89-73, Class
              C, PO.............................          56
   1,000    6.96%, 10/25/19, Series 93-156,
              Class SD, IF*.....................         878
   2,000    8.00%, 10/25/19, Series 89-70, Class
              G.................................       2,060
     500    6.25%, 11/25/19, Series G93-32,
              Class PG..........................         498
     747    8.50%, 11/25/19, Series 89-83, Class
              H.................................         774
     895    9.00%, 11/25/19, Series 89-89, Class
              H.................................         942

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 1,321    9.40%, 11/25/19, Series 89-78, Class
              H.................................  $    1,409
     740    8.50%, 1/25/20, Series 90-7, Class
              B.................................         774
     397    8.80%, 1/25/20, Series 90-1, Class
              D.................................         416
     874    4.00%, 6/25/20, Series G92-66, Class
              HB................................         838
     537    5.50%, 6/25/20, Series 90-60, Class
              K.................................         517
     175    6.00%, 6/25/20, Series G93-13,
              Class G...........................         174
     526    9.50%, 6/25/20, Series 90-63, Class
              H.................................         556
     588    5.50%, 8/25/20, Series 90-93, Class
              G.................................         565
   1,917    6.50%, 8/25/20, Series 90-102, Class
              J.................................       1,896
       8    504.00%, 8/25/20, Series 90-94,
              Class H, HB.......................         115
       5    1118.00%, 8/25/20, Series 90-95,
              Class J, HB.......................         145
     745    6.00%, 10/25/20, Series 92-204,
              Class B...........................         743
     866    9.00%, 10/25/20, Series 90-120,
              Class H...........................         914
     221    13.96%, 11/25/20, Series 90-134,
              Class SC, IF*.....................         251
   4,026    6.50%, 12/25/20, Series 97-85, Class
              L, IO.............................         420
      11    652.15%, 12/25/20, Series 90-140,
              Class K, HB.......................         248
   1,030    4.59%, 1/25/21, Series 93-165, Class
              SX, IF*...........................         828
       1    907.20%, 2/25/21, Series 91-7, Class
              K, HB.............................          17
      56    8.00%, 3/1/21, Pool #70825..........          58
     467    8.50%, 6/25/21, Series G-14, Class
              L.................................         489
   2,585    8.75% 6/25/21, Series G-18, Class
              Z.................................       2,713
   1,554    0.00%, 10/25/21, Series 97-32, Class
              C, PO.............................       1,514
     459    6.50%, 2/25/09, Series 94-30, Class
              LA................................         455
   1,841    8.75%, 10/25/21, Series G-35, Class
              M.................................       1,913
   2,800    5.00%, 11/25/21, Series G92-66,
              Class JB..........................       2,575
   1,200    7.88%, 11/25/21, Series 92-215,
              Class PM..........................       1,237
   1,746    5.00%, 5/25/22, Series G93-10, Class
              G.................................       1,687
       2    6465.60%, 5/25/22, Series G92-27,
              Class SQ, HB, IF*.................         211
     605    7.00%, 7/25/22, Series G92-42, Class
              Z.................................         607
   3,000    6.50%, 8/25/22, Series 96-59, Class
              J.................................       2,965

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 2,000    0.00%, 9/25/22, Series 97-70, Class
              PO, PO............................  $    1,429
     700    5.50%, 9/25/22, Series 92-143, Class
              MA................................         646
   2,140    7.50%, 11/1/22, Pool #189190........       2,171
     754    6.75%, 12/25/22, Series 93-46, Class
              O.................................         734
   2,000    6.96%, 12/25/22, Series X, Class VO,
              IF*...............................       1,952
   1,197    0.00%, 2/25/23, Series G93-12, Class
              C, PO.............................       1,139
     718    4.56%, 2/25/23, Series 93-12, Class
              S, IF, IO*........................          23
   1,055    6.50%, 2/25/23, Series 93-5, Class
              Z.................................         995
   1,000    9.61%, 2/25/23, Series 98-35, Class
              SV, IF*...........................         902
       8    552.97%, 2/25/23, Series 93-12,
              Class SB, IF, IO*.................          39
   9,700    6.00%, 3/25/23, Series 93-41, Class
              PH................................       9,474
   1,220    7.50%, 4/1/23, Series 218, Class 2,
              IO................................         332
   1,180    0.00%, 4/25/23, Series 98-4, Class
              C, PO.............................         884
     171    5.50%, 4/25/23, Series 93-58, Class
              J.................................         158
     245    6.50%, 5/25/23, Series 93-155, Class
              LA................................         237
     139    6.75%, 5/25/23, Series 93-94, Class
              K.................................         132
  12,500    0.00%, 6/25/23, Series 93-257, Class
              C, PO.............................       7,458
   7,783    1.94%, 5/25/23, Series 94-82, Class
              SA, IF, IO*.......................         216
   2,367    3.81%, 7/25/23, Series 93-113, Class
              S, IF, IO*........................          98
   1,000    6.50%, 7/25/23, Series 93-122, Class
              M.................................         956
   3,317    2.91%, 8/25/23, Series 94-36, Class
              SG, IF, IO*.......................         171
     584    4.03%, 8/25/23, Series G93-27, Class
              SE*...............................         422
   1,261    8.26%, 8/25/23, Series 93-139, Class
              SG, IF*...........................       1,032
     607    10.08%, 8/25/23, Series 93-113,
              Class SE, IF*.....................         572
   1,758    3.00%, 9/25/23, Series 93-193, Class
              B.................................       1,613
     735    4.01%, 9/25/23, Series 93-178, Class
              SE, IF*...........................         611
   1,473    4.06%, 9/25/23, Series 93-155, Class
              SB, IF, IO*.......................          83
     933    6.50%, 9/25/23, Series 93-178, Class
              PK................................         877
     257    5.49%, 10/25/23, Series 93-198,
              Class FA*.........................         251

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $10,000    6.50%, 10/25/23, Series 93-189,
              Class PI..........................  $    9,608
   5,000    6.50%, 10/25/23, Series 93-183,
              Class KA..........................       4,659
   1,652    5.75%, 11/25/23, Series 93-207,
              Class SC, IF*.....................       1,351
   9,000    6.00%, 12/18/23, Series 97-79, Class
              PE................................       8,541
   1,775    0.00%, 12/25/23, Series 97-24, Class
              PQ, PO............................       1,270
     320    5.69%, 12/25/23, Series 93-223,
              Class FB*.........................         313
   1,500    6.32%, 12/25/23, Series 93-223,
              Class SO, IF*.....................       1,255
   3,000    6.75%, 12/25/23, Series 94-55, Class
              G.................................       2,971
     289    8.61%, 12/25/23, Series 93-223,
              Class SB, IF*.....................         279
   1,477    10.00%, 2/1/24, Pool #479469........       1,606
   7,866    0.00%, 2/25/24, Series 99-16, Class
              B, PO.............................       4,786
     483    5.49%, 3/25/24, Series 94-39, Class
              F*................................         489
     318    5.59%, 3/25/24, Series 94-36, Class
              FA*...............................         311
     186    9.12%, 3/25/24, Series 94-39, Class
              S, IF*............................         177
   1,092    8.00%, 5/1/24, Pool #250066.........       1,124
   1,908    8.50%, 7/1/24, Pool #250103.........       1,997
   1,361    7.50%, 10/1/24, Pool #303031........       1,380
   2,023    7.00%, 11/17/24, Series G94-13,
              Class ZB..........................       1,966
     901    8.80%, 1/25/25, Series G95-1, Class
              C.................................         976
     151    7.50%, 5/1/25, Pool #293928.........         153
     319    7.50%, 5/1/25, Pool #311810.........         323
     393    8.50%, 5/1/25, Pool #308499.........         410
     461    8.50%, 6/1/25, Pool #315277.........         482
   1,908    7.00%, 7/1/25, Pool #290387.........       1,894
   2,069    7.00%, 7/1/25, Pool #312931.........       2,054
     785    9.00%, 4/1/26, Pool #446278.........         836
   2,720    7.07%, 6/1/26, Pool #341503*........       2,805
   1,700    7.50%, 8/18/26, Series 97-29, Class
              PL, IO............................         516
     665    8.50%, 11/1/26, Pool #411183........         700
   2,500    7.50%, 3/18/27, Series 97-22, Class
              PI, IO............................         579
  10,007    1.84%, 3/25/27, Series 97-20, Class
              IO, IO............................         695

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 8,884    1.84%, 3/25/27, Series 97-20, Class
              IB, IO............................  $      382
   3,901    7.50%, 4/18/27, Series 97-27, Class
              J.................................       3,976
   6,000    7.50%, 4/20/27, Series 97-29, Class
              J.................................       6,088
   3,284    7.50%, 5/20/27, Series 97-39, Class
              PD................................       3,282
   1,306    5.81%, 9/1/27, Pool #54844*.........       1,281
   3,279    7.00%, 9/1/27, Pool #313687.........       3,254
   9,211    7.00%, 11/18/27, Series 97-81, Class
              PI, IO............................       2,359
   9,760    6.00%, 8/1/28, Pool #423236.........       9,202
   4,802    8.50%, 1/25/29, Series 98-70, Class
              AD................................       4,995
   1,484    5.81%, 3/1/29, Pool #303532*........       1,456
                                                  ----------
                                                     284,581
                                                  ----------
Freddie Mac (16.4%):
     399    4.30%, 8/15/99, Series 1329, Class
              S, IF, IO*........................           1
      69    8.00%, 6/1/01, Pool #252601.........          70
   1,885    5.87%, 5/12/03, Series 2Z03.........       1,871
   8,853    2.65%, 9/15/04, Series 1982, Class
              SB, IF, IO*.......................         235
     920    7.70%, 9/20/04, Series AT04.........         979
   6,998    6.50%, 10/1/04, Gold Pool #M80495...       7,012
   1,000    7.59%, 3/10/05, Series Q-05.........       1,064
     750    6.92%, 9/15/05......................         750
       8    1008.00%, 5/15/06, Series 1072,
              Class A, HB.......................         141
   1,948    7.00%, 6/15/06, Series 1457, Class
              PH................................       1,966
       1    1008.00%, 6/15/06, Series 1098,
              Class M, HB.......................          23
     855    7.20%, 7/18/06......................         898
   1,279    7.50%, 2/15/07, Series 1322, Class
              G.................................       1,300
   1,426    4.50%, 3/15/07, Series 1295, Class
              JB................................       1,376
      35    8.00%, 4/1/07, Pool #160022.........          36
       6    981.87%, 6/15/07, Series 1298, Class
              L, IO.............................         118
     121    3.81%, 10/15/07, Series 1389, Class
              SA, IF*...........................         115
     745    5.50%, 10/15/07, Series 1640, Class
              A.................................         741
     780    9.03%, 11/15/07, Series 1414, Class
              LB, IF*...........................         780
     264    5.72%, 12/15/07, Series 1450, Class
              F*................................         263
   5,612    4.00%, 2/15/08, Series 1465, Class
              SA, IF, IO*.......................         210
      19    8.85%, 3/15/08, Series A-78.........          19

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   334    5.50%, 4/15/08, Series 1489, Class
              L.................................  $      324
     309    6.00%, 4/15/08, Series 1531, Class
              K.................................         307
   1,450    0.00%, 5/15/08, Series 89, Class L,
              PO................................       1,193
   4,930    3.50%, 5/15/08, Series 1506, Class
              SD, IF, IO*.......................         194
     811    5.52%, 5/15/08, Series 1513, Class
              TA*...............................         805
     428    6.41%, 5/15/08, Series 1506, Class
              F*................................         430
      73    9.41%, 5/15/08, Series 1506, Class
              S, IF*............................          76
   1,000    6.00%, 7/15/08, Series 1708, Class
              D.................................         985
     558    7.50%, 8/1/08, Gold Pool #G10117....         569
   2,569    0.00%, 8/15/08, Series 1900, Class
              T, PO.............................       1,847
     573    5.62%, 8/15/08, Series 1564, Class
              FB*...............................         573
     828    5.87%, 8/15/08, Series 1565, Class
              K, IF*............................         765
     265    8.41%, 8/15/08, Series 1564, Class
              SB, IF*...........................         267
     301    8.80%, 8/15/08, Series 1561, Class
              SC, IF*...........................         305
     111    7.50%, 9/1/08, Pool #252600.........         112
     563    6.00%, 9/15/08, Series 1586, Class
              A.................................         561
   1,017    7.81%, 9/15/08, Series 1580, Class
              SC, IF*...........................         953
   2,397    0.00%, 10/15/08, Series 1967, Class
              PC, PO............................       1,807
     632    0.00%, 10/15/08, Series 1900, Class
              I, PO.............................         517
     850    8.60%, 10/15/08, Series 1600, Class
              SC, IF*...........................         889
   3,958    9.20%, 10/15/08, Series 1587, Class
              SL, IF*...........................       4,168
   1,300    6.36%, 11/15/08, Series 1604, Class
              SA, IF*...........................       1,218
   2,711    6.97%, 11/15/08, Series 1604, Class
              SH, IF*...........................       2,681
   1,000    0.00%, 12/15/08, Series 1948, Class
              A, PO.............................         765
   1,945    5.50%, 12/15/08, Series 1635, Class
              O*................................       1,962
     676    5.59%, 12/15/08, Series 1647, Class
              FB*...............................         670
  10,215    6.00%, 12/15/08, Series 1624, Class
              KZ................................       9,508
   1,147    6.15%, 12/15/08, Series 1655, Class
              F*................................       1,165
     826    7.62%, 12/15/08, Series 2017, Class
              SE, IF*...........................         798

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   138    5.16%, 12/15/08, Series 1655, Class
              SA, IF*...........................  $      125
     757    8.19%, 12/15/08, Series 1647, Class
              SB, IF*...........................         765
   1,606    8.50%, 12/15/08, Series 1625, Class
              SD, IF*...........................       1,708
     997    0.00%, 2/15/09, Series 1679, Class
              N, PO.............................         733
   1,392    6.92%, 2/15/09, Series 1796, Class
              S, IF*............................       1,336
   1,875    5.55%, 3/15/09, Series 1900, Class
              FA*...............................       1,892
   1,480    7.71%, 3/15/09, Series 1698, Class
              SC, IF*...........................       1,443
       4    10.00%, 9/15/09, Series C-79........           4
     868    8.50%, 1/1/10, Gold Pool #E00356....         900
   1,901    8.50%, 1/1/10, Gold Pool #G10305....       1,971
     143    7.00%, 8/1/10, Gold Pool #E20187....         144
   2,167    7.00%, 9/1/10, Gold Pool #E00393....       2,181
   1,827    7.50%, 7/1/11, Gold Pool #E20253....       1,860
   5,290    3.50%, 3/15/12, Series 1933, Class
              SJ, IF, IO*.......................         352
   6,143    7.00%, 9/1/12, Gold Pool #E00506....       6,184
   4,000    6.30%, 1/15/13, Series 2025, Class
              PE................................       3,832
   6,225    7.00%, 2/15/13, Series 1942, Class
              VD................................       6,140
   6,230    3.15%, 10/15/13, Series 1595, Class
              S, IF, IO*........................         175
     257    6.50%, 12/1/13, Pool #C90043........         253
     800    6.00%, 12/15/13, Series 2102, Class
              TC................................         757
     564    12.00%, 8/1/15, Pool #170269........         621
  10,000    6.50%, 5/15/18, Series 2056, Class
              TD................................       9,844
   1,483    4.00%, 3/25/19, Series 10, Class
              F.................................       1,453
     242    12.00%, 7/1/19, Pool #555238........         265
   1,300    9.50%, 7/15/19, Series 11, Class
              D.................................       1,379
     196    6.50%, 11/15/19, Series 1418, Class
              B.................................         196
     964    5.50%, 12/15/19, Series 1709, Class
              C.................................         955
     250    6.00%, 12/15/19, Series 1666, Class
              E.................................         249
   3,902    7.15%, 2/15/20, Series 1446, Class
              G.................................       3,940
   1,683    8.00%, 2/15/20, Series 1770, Class
              PE................................       1,687
   3,000    6.00%, 4/15/20, Series 1534, Class
              F.................................       2,969
      35    84.00%, 5/15/20, Series 41, Class I,
              HB................................          98
     319    10.00%, 6/15/20, Series 47, Class
              F.................................         336
     324    8.00%, 7/1/20, Gold Pool #A01047....         336
     775    7.80%, 9/15/20, Series 46, Class
              B.................................         796
     538    9.00%, 1/1/06, Series 1807, Class
              G.................................         563
   4,322    6.95%, 1/15/21, Series 114, Class
              H.................................       4,341

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $    11    8.60%, 1/15/21, Series 85, Class
              C.................................  $       12
     724    9.50%, 1/15/21, Series 99, Class
              Z.................................         769
     258    5.95%, 5/15/21, Series 1084, Class
              F*................................         263
     332    17.00%, 5/15/21, Series 1079, Class
              S, IF*............................         374
     181    22.73%, 5/15/21, Series 1084, Class
              S, IF*............................         223
   1,572    8.50%, 9/15/21, Series 1144, Class
              KB................................       1,627
   9,440    6.50%, 10/15/21, Series 1590, Class
              GA................................       9,409
   1,482    9.50%, 10/20/21, Series 62, Class
              AE................................       1,513
       7    1169.85%, 11/15/21, Series 1172,
              Class L, HB.......................         154
   1,000    7.75%, 12/15/21, Series 1347, Class
              HB................................       1,015
     749    7.00%, 12/20/21, Series 1956, Class
              A.................................         751
      21    570.42%, 1/15/22, Series 1196, Class
              B, IF, IO*........................         216
   2,500    0.00%, 2/15/22, Series 1987, Class
              W, PO.............................       1,689
   8,378    8.00%, 2/15/22, Series 1212, Class
              IZ................................       8,751
      22    8.00%, 4/1/22, Gold Pool #D17768....          22
   1,100    7.00%, 5/15/22, Series 1250, Class
              J.................................       1,075
   5,000    7.50%, 7/25/22, Series FNRA G92-35,
              Class E...........................       5,089
   2,000    6.50%, 8/25/22, Series 8, Class J...       1,914
   2,500    6.25%, 9/15/22, Series 1591, Class
              FH*...............................       2,609
   1,298    5.59%, 10/15/22, Series 1646, Class
              MB*...............................       1,267
     552    8.50%, 10/15/22, Series 1646, Class
              MD, IF*...........................         559
   3,500    0.00%, 11/15/22, Series 2002, Class
              A, PO.............................       2,443
   1,240    5.65%, 12/15/22, Series 1483, Class
              FB*...............................       1,253
   3,000    5.68%, 1/15/23, Series 1603, Class
              IF*...............................       3,101
     360    5.49%, 2/15/23, Series 1470, Class
              F*................................         353
   1,500    4.96%, 4/15/23, Series 1672, Class
              FB*...............................       1,442
   1,500    7.50%, 4/15/23, Series 1491, Class
              I.................................       1,510
     968    6.68%, 5/15/23, Series 1592, Class
              TB, IF*...........................         801
     297    6.88%, 5/15/23, Series 1694, Class
              SE, IF*...........................         285
     995    9.18%, 5/15/23, Series 1614, Class
              VB, IF*...........................         917
       5    892.80%, 5/15/23, Series 204, Class
              E, IF, IO*........................          77

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 2,700    7.00%, 6/15/23, Series 1927, Class
              PD................................  $    2,725
   2,500    8.63%, 6/15/23, Series 1608, Class
              SD, IF*...........................       2,482
   1,883    8.74%, 6/15/23, Series 1633, Class
              SB, IF*...........................       1,780
     183    5.49%, 7/15/23, Series 1541, Class
              TA*...............................         177
   1,525    4.53%, 8/15/23, Series 1611, Class
              JB, IF*...........................       1,041
   1,672    6.13%, 8/15/23, Series 1611, Class
              JA*...............................       1,727
     195    4.98%, 9/15/23, Series 1583, Class
              NS, IF*...........................         159
   7,155    6.25%, 9/15/23, Series 1589, Class
              Z.................................       6,479
   2,000    7.53%, 10/15/23, Series 1689, Class
              SD, IF*...........................       1,928
   2,187    11.66%, 10/15/23, Series 1859, Class
              SB, IF, IO*.......................         468
     550    6.00%, 11/25/23, Series 1685, Class
              Z.................................         473
     449    8.50%, 11/15/23, Series 1619, Class
              SD, IF*...........................         455
     851    6.25%, 11/25/23, Series 24, Class
              ZE................................         779
   2,500    6.39%, 12/15/23, Series 1628, Class
              S, IF*............................       1,824
   1,089    10.50%, 12/15/23, Series 1854, Class
              SE, IF, IO*.......................         228
   2,274    0.00%, 2/15/24, Series 1700, Class
              GA, PO............................       1,671
     780    5.00%, 2/15/24, Series 1686, Class
              A.................................         736
     383    8.61%, 2/15/24, Series 1675, Class
              SC, IF*...........................         360
   2,290    4.91%, 3/15/24, Series 1689, Class
              FC*...............................       2,132
   3,530    9.78%, 3/15/24, Series 1750, Class
              S, IF*............................       3,459
   2,916    2.56%, 4/25/24, Series G-29, Class
              SD, IF, IO*.......................         101
   1,269    8.00%, 8/1/24, Gold Pool #G00245....       1,306
   2,000    7.50%, 8/15/24, Series 1745, Class
              D.................................       2,005
   1,091    8.00%, 11/1/24, Gold Pool #C00376...       1,123
   1,811    7.50%, 8/1/25, Gold Pool #C00414....       1,837
   1,500    7.50%, 2/15/26, Series 1935, Class
              CB................................       1,514
   2,567    7.00%, 4/1/26, Gold Pool #C00452....       2,549
   1,717    6.85%, 7/1/26, Pool #785618.........       1,726
   7,038    7.50%, 1/15/27, Series 1927, Class
              PH................................       7,047
   4,464    6.00%, 5/15/27, Series 1981, Class
              Z.................................       3,812
   3,000    7.50%, 9/15/27, Series 87, Class
              PE................................       2,995
   7,359    7.00%, 3/15/28, Series 2038, Class
              PN, IO............................       1,609
  10,000    6.50%, 6/15/28, Series 2063, Class
              PG................................       9,380

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 6,768    8.50%, 7/1/28, Gold Pool #G00981....  $    7,083
   4,000    7.00%, 10/15/28, Series 2089, Class
              PJ, IO............................       1,690
   9,921    6.50%, 4/1/29, Gold Pool #C25557....       9,615
                                                  ----------
                                                     257,123
                                                  ----------
Government National Mortgage Assoc. (10.3%):
       1    11.00%, 3/15/00, Pool #123750.......           1
      22    10.00%, 1/15/01, Pool #145328.......          23
      21    10.00%, 1/15/01, Pool #145167.......          22
      18    6.50%, 6/15/01, Pool #849...........          18
      13    6.50%, 6/15/01, Pool #1305..........          13
       2    8.50%, 6/15/01, Pool #162447........           2
      11    8.50%, 6/15/01, Pool #137056........          12
       2    9.00%, 6/15/01, Pool #161443........           2
       2    9.00%, 6/15/01, Pool #166985........           2
       0    9.00%, 6/15/01, Pool #164431 (c)....           0
       2    9.00%, 7/15/01, Pool #155822........           2
      26    8.50%, 8/15/01, Pool #164207........          27
      13    9.00%, 8/15/01, Pool #173460........          14
       3    9.00%, 9/15/01, Pool #177121........           3
       3    9.00%, 10/15/01, Pool #185596.......           3
      22    9.00%, 10/15/01, Pool #179852.......          23
       2    9.00%, 10/15/01, Pool #177634.......           2
       1    8.50%, 11/15/01, Pool #183462.......           2
       3    9.00%, 11/15/01, Pool #174365.......           3
      38    9.00%, 11/15/01, Pool #191819.......          39
       5    8.50%, 12/15/01, Pool #182959.......           5
      18    8.50%, 12/15/01, Pool #199837.......          19
      18    8.50%, 12/15/01, Pool #199182.......          19
       4    9.00%, 1/15/02, Pool #205001........           4
      30    8.00%, 3/15/02, Pool #205933........          31
      26    8.00%, 3/15/02, Pool #210065........          27
      15    8.00%, 5/15/02, Pool #203042........          15
      30    8.00%, 5/15/02, Pool #180296........          31
      22    8.50%, 5/15/02, Pool #213776........          23
      34    8.50%, 6/15/02, Pool #2297..........          35
      13    9.00%, 8/15/02, Pool #232424........          13
      21    9.00%, 10/15/02, Pool #246307.......          22
       5    9.00%, 11/15/02, Pool #235553.......           6
       1    9.00%, 6/15/03, Pool #247863........           1
      19    8.50%, 9/15/04, Pool #274390........          20
      38    8.50%, 10/15/04, Pool #277469.......          40
      39    9.00%, 10/15/04, Pool #281655.......          41
      39    9.00%, 10/15/04, Pool #229506.......          41
      58    8.50%, 11/15/04, Pool #253471.......          60
      51    9.00%, 5/15/05, Pool #288771........          53
      20    9.00%, 6/15/05, Pool #283904........          21

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $    33    9.00%, 8/15/05, Pool #297031........  $       34
       8    9.00%, 10/15/05, Pool #292589.......           9
      26    9.50%, 10/15/05, Pool #291846.......          28
      62    9.00%, 11/15/05, Pool #292610.......          65
      19    9.00%, 11/15/05, Pool #299161.......          20
      11    9.00%, 12/15/05, Pool #299569.......          12
      50    7.50%, 2/15/06, Pool #7855..........          52
      58    8.50%, 4/15/06, Pool #307487........          60
      37    7.50%, 6/15/06, Pool #7855..........          38
      26    8.00%, 10/15/06, Pool #11503........          27
      37    8.00%, 1/15/07, Pool #14709.........          38
      23    7.50%, 4/15/07, Pool #16991.........          23
     167    7.50%, 5/15/07, Pool #329528........         173
      47    7.50%, 7/15/07, Pool #17316.........          48
     109    7.50%, 8/15/07, Pool #19015.........         112
      20    9.00%, 1/15/09, Pool #26076.........          21
      85    9.00%, 4/15/09, Pool #30352.........          91
      60    8.00%, 5/15/09, Pool #385676........          63
   3,174    6.50%, 7/15/09, Pool #780316........       3,173
      11    8.00%, 8/15/09, Pool #372143........          12
     318    8.00%, 10/15/09, Pool #380639.......         332
      26    9.50%, 10/15/09, Pool #36582........          28
     877    7.50%, 2/15/12, Pool #393363........         901
   1,080    7.50%, 3/15/12, Pool #441145........       1,109
   1,249    7.50%, 3/15/12, Pool #399163........       1,282
      24    10.50%, 2/15/13, Pool #6507.........          27
   1,000    7.00%, 7/16/13, Series 96-21, Class
              J.................................         981
       2    12.00%, 1/15/15, Pool #112920.......           2
      41    9.00%, 8/15/16, Pool #164502........          44
      12    9.00%, 9/15/16, Pool #175362........          12
      31    9.00%, 9/15/16, Pool #179044........          33
       5    9.00%, 9/15/16, Pool #168987........           5
      33    9.50%, 9/15/16, Pool #158201........          36
      48    9.00%, 12/15/16, Pool #198652.......          52
      84    8.50%, 1/15/17, Pool #203625........          88
      27    9.50%, 1/15/17, Pool #185619........          30
       5    8.50%, 3/15/17, Pool #196700........           5
      10    9.00%, 3/15/17, Pool #180330........          10
      85    8.50%, 5/15/17, Pool #217536........          90
       6    8.50%, 6/15/17, Pool #188545........           6
   1,481    8.50%, 11/15/17, Pool #780086.......       1,561
     102    9.00%, 7/15/18, Pool #226769........         109
       6    9.50%, 9/15/18, Pool #258627........           6
      24    9.50%, 12/15/18, Pool #229531.......          26
      10    9.50%, 10/15/19, Pool #279630.......          11
      12    9.00%, 11/15/19, Pool #279649.......          13
   1,244    12.00%, 11/15/19, Pool #780149......       1,413
      24    9.00%, 2/15/20, Pool #286315........          26
      86    9.50%, 2/15/20, Pool #284959........          93

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $    33    9.50%, 9/15/20, Pool #292918........  $       36
      37    9.00%, 7/15/21, Pool #311256........          39
     110    8.00%, 4/15/22, Pool #325461........         113
     127    8.00%, 5/15/22, Pool #317346........         131
       7    8.00%, 5/15/22, Pool #317358........           8
      41    8.00%, 5/15/22, Pool #320675........          43
     216    8.00%, 7/15/22, Pool #183670........         223
     278    7.50%, 8/15/22, Pool #333881........         282
   1,053    8.00%, 9/15/22, Pool #297628........       1,087
   4,131    6.50%, 9/20/22, Series 98-23, Class
              XI, IO............................         993
     891    7.50%, 11/15/22, Pool #313110.......         904
   1,196    7.50%, 7/15/23, Pool #481915........       1,211
   1,208    7.00%, 8/15/23, Pool #352108........       1,199
   5,299    7.00%, 9/15/23, Pool #363030........       5,258
   1,810    7.00%, 11/15/23, Pool #352022.......       1,796
   7,259    6.50%, 1/15/24, Pool #366706........       7,055
   8,044    7.00%, 2/15/24, Pool #371281........       7,971
   2,764    0.00%, 2/20/24, Series 98-23, Class
              AP, PO............................       2,028
   1,000    7.49%, 7/16/24, Series 94-3, Class
              PQ................................       1,018
   5,000    7.99%, 7/16/24, Series 94-4, Class
              KQ................................       5,299
   1,892    9.00% 11/15/24, Pool #780029........       2,016
     478    8.50%, 3/20/25, Pool #1974..........         498
   2,326    8.50%, 4/20/25, Pool #1989..........       2,422
   2,902    8.50%, 5/20/25, Pool #2006..........       3,021
  10,549    8.05%, 6/16/25, Series 95-3, Class
              DQ................................      10,848
   1,000    7.50%, 9/17/25, Series 98-26, Class
              K.................................       1,006
   4,176    9.50%, 12/15/25, Pool #780965.......       4,508
     545    8.00%, 12/20/25, Pool #2141.........         557
   1,304    7.50%, 1/15/26, Pool #416874........       1,322
   1,203    7.50%, 3/15/26, Pool #422292........       1,219
   1,488    7.50%, 4/15/26, Pool #426059........       1,509
   4,804    7.50%, 4/18/26, Series 97-8, Class
              PD................................       4,880
     875    8.00%, 6/20/26, Pool #2334..........         894
     690    8.00%, 7/15/26, Pool #428509........         711
     919    8.00%, 7/15/26, Pool #426612........         946
   8,000    7.50%, 8/16/26, Series 96-16, Class
              E.................................       8,025
   1,132    8.00%, 8/20/26, Pool #2270..........       1,157
   1,220    8.00%, 9/20/26, Pool #2285..........       1,247
   1,914    7.50%, 11/15/26, Pool #442119.......       1,941
     838    8.00%, 11/20/26, Pool #2324.........         856
   1,971    0.00%, 12/16/26, Series 99-15, Class
              PE, PO............................       1,644
   2,811    7.50%, 7/15/27, Pool #442119........       2,848
   3,234    7.50%, 7/15/27, Pool #411829........       3,276
   2,576    8.00%, 10/20/27, Pool #2499.........       2,633
   2,239    8.00%, 11/20/27, Pool #2512.........       2,288
   1,199    8.00%, 12/20/27, Pool #2525.........       1,225

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $ 1,366    7.50%, 2/20/28, Pool #2549..........  $    1,376
   9,622    6.00%, 3/20/28, Pool #2562..........       8,992
     716    8.00%, 5/15/98, Pool #456883........         737
   2,827    8.00%, 6/20/28, Pool #002606........       2,888
     784    8.00%, 7/15/28, Pool #468066........         807
   1,637    8.50%, 8/15/28, Pool #468149........       1,685
     602    8.00%, 8/20/28, Pool #2633..........         616
   9,841    6.50%, 9/15/28, Pool #468236........       9,502
   2,666    7.50%, 9/15/28, Pool #486537........       2,700
   5,131    7.50%, 9/20/28, Pool #2646..........       5,167
   4,613    8.00%, 10/20/28, Pool #2661.........       4,713
   9,690    6.00%, 11/15/28, Pool #466406.......       9,097
                                                  ----------
                                                     161,641
                                                  ----------
  Total U.S. Government Agency Mortgages             703,345
                                                  ----------
U.S. TREASURY OBLIGATIONS (24.1%):
U.S. Treasury Bonds (9.2%):
   3,000    10.75%, 5/15/03 (b).................       3,509
     750    10.75%, 8/15/05 (b).................         933
  11,300    10.38%, 11/15/09 (b)................      13,496
     850    11.75%, 2/15/10 (b).................       1,076
  51,276    12.75%, 11/15/10 (b)................      69,111
  15,660    10.38%, 11/15/12 (b)................      19,937
   1,000    12.50%, 8/15/14 (b).................       1,471
  20,000    11.75%, 11/15/14 (b)................      28,469
   6,000    7.50%, 11/15/16 (b).................       6,746
                                                  ----------
                                                     144,748
                                                  ----------
U.S. Treasury Inflation Protected Bonds (3.1%):
   7,989    3.63%, 7/15/02......................       7,914
  39,538    3.38%, 1/15/07 (b)..................      37,931
   2,057    3.63%, 1/15/08......................       1,999
                                                  ----------
                                                      47,844
                                                  ----------
U.S. Treasury Notes (10.4%):
   3,050    5.63%, 11/30/99 (b).................       3,059
     100    7.75%, 12/31/99.....................         101
   1,500    7.75%, 1/31/00 (b)..................       1,523
  17,600    8.75%, 8/15/00 (b)..................      18,233
   1,045    6.25%, 8/31/00 (b)..................       1,055
   1,500    5.75%, 10/31/00.....................       1,506
      85    5.63%, 11/30/00.....................          85
      60    7.75%, 2/15/01 (b)..................          62
   2,700    6.25%, 4/30/01 (b)..................       2,734
   2,500    8.00%, 5/15/01......................       2,609
   2,000    6.63%, 7/31/01 (b)..................       2,043
   3,300    7.50%, 11/15/01 (b).................       3,438
  38,000    6.25%, 2/28/02 (b)..................      38,582
   3,110    6.63%, 3/31/02 (b)..................       3,189
   2,750    6.38%, 8/15/02 (b)..................       2,803

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Notes, continued:
 $39,000    6.25%, 8/31/02 (b)..................  $   39,633
   1,300    6.25%, 2/15/03 (b)..................       1,322
     100    5.75%, 4/30/03......................         100
  10,720    5.75%, 8/15/03 (b)..................      10,723
   9,000    7.25%, 5/15/04 (b)..................       9,551
   3,340    7.25%, 8/15/04 (b)..................       3,549
   6,570    7.88%, 11/15/04 (b).................       7,176
   2,500    6.50%, 8/15/05 (b)..................       2,578
   3,000    6.88%, 5/15/06 (b)..................       3,159
   1,850    6.50%, 10/15/06 (b).................       1,910
   2,150    6.13%, 8/15/07 (b)..................       2,173
                                                  ----------
                                                     162,896
                                                  ----------
U.S. Treasury STRIPS (1.4%):
   3,300    2/15/01.............................       3,022
   2,250    8/15/01.............................       2,001
   5,000    11/15/10 (b)........................       2,483
   2,250    11/15/11 (b)........................       1,046
   1,000    2/15/13 (b).........................         427
   2,500    11/15/09............................       1,315
  35,000    5/15/16 (b).........................      12,051
                                                  ----------
                                                      22,345
                                                  ----------
  Total U.S. Treasury Obligations                    377,833
                                                  ----------
INVESTMENT COMPANIES (3.9%):
  61,733    One Group Government Money Market
              Fund..............................      61,733
                                                  ----------
  Total Investment Companies                          61,733
                                                  ----------
REPURCHASE AGREEMENTS (2.0%):
  31,000    State Street, 4.90%, 7/1/99
              (Collateralized by $31,375 various
              U.S. Government Securities,
              5.00% - 5.25%, 1/11/01 - 8/24/01,
              market value $31,626).............      31,000
                                                  ----------
  Total Repurchase Agreements                         31,000
                                                  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL (17.2%):
Master Notes (1.5%):
   6,860    Bear Stearns Mortgage Capital,
              6.27%, 7/6/99*....................       6,860
   6,860    Merrill Lynch, 6.20%, 7/1/99*.......       6,860
   3,704    NationsBanc Capital Markets, 6.20%,
              7/1/99*...........................       3,704
   2,470    PHH CFC Leasing, 5.10%, 8/11/99*....       2,470
   2,881    Williamette Industries, Inc., 5.07%,
              9/14/99*..........................       2,881
                                                  ----------
                                                      22,775
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
 Put Bonds (9.2%):
 $13,719    Amex Centurion, 5.10%, 5/5/00*......  $   13,719
   6,860    Bear Stearns, 6.23%, 1/7/00*........       6,860
   6,860    Branch Banking & Trust, 5.28%,
              5/25/00*..........................       6,855
   5,488    Caterpillar Finance, 5.20%,
              5/1/01*...........................       5,488
   6,860    Chase Manhattan, 5.17%, 5/4/01*.....       6,860
   6,860    Chase Manhattan, 5.26%, 5/6/02*.....       6,860
   6,860    Fleet National Bank, 5.07%,
              4/18/00*..........................       6,860
   6,860    Ford Motor Credit, 5.14%,
              11/27/00*.........................       6,931
   6,860    GMAC, 5.22%, 5/3/01*................       6,860
   6,860    GMAC MTN, 5.23%, 4/30/01*...........       6,860
   4,116    Greenwich Capital Markets, 5.41%,
              7/9/01*...........................       4,116
   9,604    Jackson National, 6.37%, 5/15/00*...       9,604
   6,860    JP Morgan & Co., 5.10%, 5/4/00*.....       6,860
   6,860    JP Morgan & Co., 5.16%, 5/4/01*.....       6,860
   9,603    Liberty Lighthouse, 5.15%,
              5/5/00*...........................       9,603
   6,860    Merrill Lynch, 5.31%, 5/6/02*.......       6,860
   6,860    Salomon Smith Barney, 5.38%,
              4/12/01*..........................       6,860
   6,860    Sigma Finance, Inc., 5.14%,
              3/31/00*..........................       6,860
  12,347    SPARCC, 5.38%, 3/24/00*.............      12,347
                                                  ----------
                                                     144,123
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Repurchase Agreements (6.5%):
 $20,580    Goldman Sachs, 6.09%, 7/1/99,
              (Collateralized by $21,826 various
              Corporate Bonds, 5.33% - 9.88%,
              10/1/99 - 10/30/45, market value
              $21,719)..........................  $   20,580
  12,434    Lehman Brothers, 5.85%, 7/1/99,
              (Collateralized by $13,056 various
              Commercial Papers, 0.00% - 5.06%,
              9/20/99 -10/4/99, market value
              $13,056)..........................      12,434
  41,159    Merrill Lynch, 6.10%, 7/1/99,
              (Collateralized by $43,318 various
              Commercial Papers, 0.00% - 5.12%,
              7/8/99 - 8/2/99, market value
              $43,218)..........................      41,159
  27,439    Paine Webber, 6.00%, 7/1/99,
              (Collateralized by $29,183 various
              Corporate Bonds, 6.00% - 9.45%,
              6/15/00 - 11/15/46, market value
              $28,812)..........................      27,439
                                                  ----------
                                                     101,612
                                                  ----------
  Total Short-Term Securities Held as Collateral     268,510
                                                  ----------
Total (Cost $1,839,968) (a)                       $1,824,931
                                                  ==========

------------

Percentages indicated are based on net assets of $1,565,161.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $1,909. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................    $ 10,470
                   Unrealized depreciation......................     (27,416)
                                                                    --------
                   Net unrealized appreciation (depreciation)...    $(16,946)
                                                                    ========

(b) A portion of this security was loaned as of June 30, 1999.

(c) Amount is less than 1000.

(d) The Fund invests in securities whose value is derived from an underlying pool of mortgages or consumer loans. Descriptions of certain collateralized mortgage obligations are as follows:

    Collateralized Mortgage Obligations (CMO) are debt securities issued by U.S. government agencies, or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture.

    Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

    Interest Only (IO) represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Intermediate Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

    High Coupon Bonds (HB) (a.k.a "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rate results from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.

    Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $28,433 or 1.82% of net assets.

* The interest rate, for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio of Investments is the rate in effect as of June 30, 1999.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
 ASSET BACKED SECURITIES (6.4%):
 Banking, Finance & Insurance (5.6%):
 $ 2,500    Arcadia Automobile Receivables
              Trust, Series 99-B, Class A3,
              6.30%, 7/15/03....................  $    2,501
   7,000    Arcadia Automobile Receivables
              Trust, Series 99-B, Class A4,
              6.51%, 9/15/04....................       7,009
   3,000    Arcadia Automobile Receivables
              Trust, Series 98-B, Class A3,
              5.95%, 11/15/02...................       3,007
   5,000    Arcadia Automobile Receivables
              Trust, Series 98-B, Class A4,
              6.00%, 11/15/03...................       4,978
   3,600    Arcadia Automobile Receivables
              Trust, Series 98-A, Class AY,
              6.00%, 11/15/03...................       3,582
   1,069    Case Equipment Loan Trust, Series
              96-A, Class A2, 5.50%, 2/15/03....       1,070
     108    Chase Manhattan Grantor Trust,
              Series 95-B, Class A, 5.90%,
              11/15/01..........................         108
     190    Chevy Chase Auto Receivables Trust,
              Series 95-2, Class A, 5.80%,
              6/15/02...........................         190
     743    CPS Auto Trust, Series 97-4, Class
              A1, 6.07%, 3/15/03................         744
   8,350    CPS Auto Trust, Series 98-3, Class
              A4, 6.08%, 10/15/03...............       8,375
   3,000    Greentree Financial Corp., Series
              95-4, Class A6, 7.30%, 7/15/25....       3,066
     293    Merrill Lynch Home Equity Loan,
              Series 92-1, Class A, 5.34%,
              7/15/22*..........................         293
   4,550    Merrill Lynch MBS Inc., Series
              144-S, 7.43%, 7/25/24.............       4,566
   5,631    Olympic Automobile Receivables
              Trust, Series 96-C, Class A4,
              6.80%, 3/15/02....................       5,671
   3,500    Olympic Automobile Receivables
              Trust, Series 96-C, Class A5,
              7.00%, 3/15/04....................       3,555
     978    Onyx Acceptance Grantor Trust,
              Series 96-1, Class A, 5.40%,
              5/15/01...........................         978
   1,500    Onyx Acceptance Grantor Trust,
              Series 98-B, Class A2, 5.85%,
              7/15/03...........................       1,487
   1,834    Onyx Acceptance Grantor Trust,
              Series 97-1, Class A, 6.55%,
              9/15/03...........................       1,849
   1,533    Sears Credit Account Master Trust,
              Series 95-3, Class A, 7.00%,
              10/15/04..........................       1,554
   2,800    Sears Credit Account Master Trust,
              Series 98-1, Class A, 5.80%,
              8/15/05...........................       2,792
   1,800    Standard Credit Card Master Trust,
              Series 94-2, Class A, 7.25%,
              4/7/08............................       1,863
   1,700    Union Acceptance Corp., Series 97-D,
              Class A3, 6.26%, 2/8/02...........       1,705

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
Banking, Finance & Insurance, continued:
 $ 1,397    WFS Financial Owner Trust, Series
              96-D, Class A3, 6.05%, 7/20/01....  $    1,396
   3,349    WFS Financial Owner Trust, Series
              97-B, Class A3, 6.30%, 7/20/01....       3,356
     560    WFS Financial Owner Trust, Series
              97-A, Class A3, 6.50%, 9/20/01....         563
   1,263    WFS Financial Owner Trust, Series
            95-4, Class A1, 6.20%, 2/1/02.......       1,266
   6,000    WFS Financial Owner Trust, Series
              98-B, Class A4, 6.05%, 4/20/03....       5,984
   3,233    WFS Financial Owner Trust, Series
              96-C, Class A4, 6.80%, 12/20/03...       3,254
   4,554    World Omni Automobile Lease Secured
              Trust, Series 97-A, Class A4,
              6.90%, 6/25/03....................       4,596
   2,710    World Omni Automobile Lease Secured
              Trust, Series 97-B, Class A1,
              6.07%, 11/25/03...................       2,713
   1,992    World Omni Automobile Lease Secured
              Trust, Series 97-B, Class A3,
              6.18%, 11/25/03...................       1,997
                                                  ----------
                                                      86,068
                                                  ----------
  Student Loan Mortgage Assoc (0.8%):
  12,000    5.59%, 4/25/08, Series 99-1, Class
              A1T*..............................      12,000
                                                  ----------
  Total Asset Backed Securities                       98,068
                                                  ----------
  COLLATERALIZED MORTGAGE OBLIGATIONS (1.3%):
  Banking, Finance & Insurance (1.3%):
   1,682    Chase Mortgage Finance Corp., Series
              94-E, Class A6B, 7.30%, 4/25/10,
              IF*...............................       1,675
     171    Collateralized Mortgage Obligation
              Trust, Series 16, Class Q, 13.25%,
              3/20/18, IF*......................         176
   4,243    Countrywide Funding Corp., 7.22%,
              2/25/09, Series 93-11, Class A11,
              IF*...............................       4,147
   2,200    Countrywide Home Loans, Series 98-2,
              Class A2, 6.25%, 3/25/28..........       1,989
   1,416    First Boston Mortgage Securities
              Corp., Series C, Class PO, 0.00%,
              4/25/17, PO.......................       1,197

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
Banking, Finance & Insurance, continued:
 $ 1,416    First Boston Mortgage Securities
              Corp., Series C, Class I-O,
              10.97%, 4/25/17, IO...............  $      389
   2,677    Merrill Lynch Trust, Series 43,
              Class E, 6.50%, 8/27/15...........       2,674
       2    Morgan Stanley Mortgage Trust,
              Series 35, Class 2, 7979.75%,
              4/20/21, HB, IF*..................         299
       2    Morgan Stanley Mortgage Trust,
              Series 37, Class 2, 7979.75%,
              7/20/21, HB, IF*..................         382
     306    Morgan Stanley Mortgage Trust,
              Series 39, Class 3, 0.00%,
              12/20/21, PO......................         256
     366    Paine Webber Trust, Series H, Class
              4, 8.75%, 4/1/18..................         379
   1,772    Paine Webber Trust, Series P, Class
              4, 8.50%, 8/1/19..................       1,839
   4,500    Residential Accredit Loans, Inc,
              Series 96-QS3, Class AI11, 7.75%,
              6/25/26...........................       4,546
     596    Rural Housing Trust, Series 87-1,
              Class 3B, 7.33%, 4/1/26...........         599
                                                  ----------
  Total Collateralized Mortgage Obligations           20,547
                                                  ----------
CORPORATE BONDS (4.9%):
Banking, Finance & Insurance (2.7%):
   2,000    ABN AMRO Bank NV Chicago, 7.25%,
              5/31/05 (b).......................       2,026
   1,572    African Development Bank, 9.30%,
              7/1/00............................       1,623
   1,500    American RE Corp., Series B, 7.45%,
              12/15/26..........................       1,545
   2,350    Associates Corp., 9.13%, 4/1/00.....       2,400
   1,750    Associates Corp., 5.75%, 11/1/03....       1,697
   3,085    Associates Corp., 8.15%, 8/1/09.....       3,330
   7,300    Associates Corp., 5.96%, 5/15/37....       7,326
   5,500    Boeing Capital Corp., 6.36%,
              7/15/05...........................       5,162
   2,000    Chase Manhattan Corp., 9.75%,
              11/1/01...........................       2,145
   4,000    Ford Motor Credit Co., 8.20%,
              2/15/02...........................       4,175
   5,500    GMAC, 5.75%, 11/10/03...............       5,318
   3,000    GMAC, 6.85%, 6/17/04 (b)............       3,025
   1,500    Household Finance Corp., 6.50%,
              11/15/08..........................       1,426
                                                  ----------
                                                      41,198
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Governments (Foreign) (0.4%):
 $ 2,250    Metropolis of Tokyo, 8.70%,
              10/5/99...........................  $    2,265
   4,400    Ontario Province of Canada, Senior
              Unsubordinated Debenture, 7.38%,
              1/27/03...........................       4,531
                                                  ----------
                                                       6,796
                                                  ----------
Industrial Goods & Services (0.9%):
   1,730    Boeing Co., 7.95%, 8/15/24..........       1,895
   4,000    Case Corp., 6.25%, 12/1/03..........       3,898
   1,800    Dayton Hudson Corp., 7.88%,
              6/15/23...........................       1,775
   2,695    General Motors Corp., 8.80%,
              3/1/21............................       3,159
   1,500    Monsanto Co., 8.20%, 4/15/25........       1,480
   1,500    Xerox Corp., 6.25%, 11/15/26........       1,469
                                                  ----------
                                                      13,676
                                                  ----------
Telecommunications (0.2%):
   3,500    Bellsouth Telecommunications, 6.00%,
              6/15/02...........................       3,489
                                                  ----------
Yankee & Eurodollar (0.7%):
   1,900    Household Netherlands Bv, 6.20%,
              12/1/03...........................       1,865
   2,000    Kingdom of Belgium, 9.20%,
              6/28/10...........................       2,360
   2,515    Province of Quebec, 9.13%,
              8/22/01...........................       2,631
   2,500    Province of Quebec, 6.50%,
              1/17/06...........................       2,440
   1,000    Province of Quebec, 6.29%, 3/6/26...         985
                                                  ----------
                                                      10,281
                                                  ----------
  Total Corporate Bonds                               75,440
                                                  ----------
U.S. GOVERNMENT AGENCY MORTGAGES (49.7%):
Fannie Mae (22.3%):
   3,385    3.41%, 11/25/99, Series 92-199,
              Class S, IF, IO*..................          32
       3    758.75%, 1/25/06, Series 91-4, Class
              N, HB.............................          47
       3    1008.25%, 4/25/06, Series 91-33,
              Class J, HB.......................          63
   2,386    3.91%, 8/25/06, Series 93-8, Class
              SB, IF, IO*.......................          67
   1,888    6.00%, 8/25/06, Series 93-188, Class
              WA, IO............................          75
   2,111    0.00%, 9/25/06, Series 96-46, Class
              PE, PO............................       1,838
   3,471    8.90%, 5/25/07, Series 93-175, Class
              S, IF*............................       3,507
   1,000    7.50%, 9/25/07, Series 92-135, Class
              LC................................       1,021
     748    8.80%, 11/25/07, Series 93-174,
              Class SB, IF*.....................         759
   4,130    0.00%, 2/25/08, Series 96-24, Class
              K, PO.............................       3,601

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 1,214    5.29%, 5/25/08, Series 93-63, Class
              FA*...............................  $    1,195
   2,500    5.39%, 5/25/08, Series 93-72, Class
              F*................................       2,465
   3,970    5.84%, 5/25/08, Series 93-59, Class
              FA*...............................       4,064
   9,122    6.09%, 5/25/08, Series 93-55, Class
              FA*...............................       9,313
     956    5.34%, 6/25/08, Series 93-107, Class
              F*................................         935
     854    5.44%, 8/25/08, Series 93-129, Class
              FB*...............................         843
     992    5.66%, 8/25/08, Series 93-209, Class
              KB................................         968
   3,019    9.19%, 8/25/08, Series 93-134, Class
              SA, IF*...........................       3,022
   6,599    0.00%, 9/25/08, Series 96-39, Class
              J, PO.............................       4,731
   2,585    0.00%, 9/25/08, Series 96-20, Class
              L, PO.............................       1,923
     666    5.19%, 9/25/08, Series 93-170, Class
              FA*...............................         660
   2,000    5.44%, 9/25/08, Series 93-175, Class
              FE*...............................       1,963
   2,172    9.25%, 9/25/08, Series 93-186, Class
              SA, IF*...........................       2,347
   2,788    9.94%, 9/25/08, Series 93-175, Class
              S, IF*............................       2,884
   5,800    0.00%, 10/25/08, Series 96-24, Class
              B, PO.............................       3,990
   4,354    5.39%, 10/25/08, Series 93-196,
              Class FA*.........................       4,301
     226    256.00%, 11/1/08, Series K, Class 2,
              IO................................       1,392
   4,000    0.00%, 12/25/08, Series 98-27, Class
              B, PO.............................       2,772
     253    6.00%, 12/25/08, Series 93-214,
              Class L...........................         251
   2,000    6.19%, 12/25/08, Series 93-221,
              Class FH*.........................       2,060
   2,500    7.44%, 12/25/08, Series 93-233,
              Class SB, IF*.....................       2,469
     973    9.50%, 12/25/08, Series 93-221,
              Class SE*.........................         975
     134    5.59%, 1/25/09, Series 94-12, Class
              FB*...............................         133
     900    7.75%, 1/25/09, Series 94-12, Class
              SB, IF*...........................         898
   1,391    8.48%, 2/25/09, Series 94-13, Class
              SK, IF*...........................       1,358
   2,628    0.00%, 3/25/09, Series 96-24, Class
              E PO..............................       1,777
   1,126    5.39%, 3/25/09, Series 94-32, Class
              F*................................       1,110
   2,698    5.49%, 3/25/09, Series 94-33, Class
              FA*...............................       2,658
     440    5.49%, 3/25/09, Series 94-33, Class
              F*................................         443

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 2,618    6.50%, 3/25/09, Series 95-13, Class
              B.................................  $    2,582
   3,528    8.90%, 3/25/09, Series 94-32, Class
              S, IF*............................       3,610
   2,465    11.45%, 3/25/09, Series 94-34, Class
              S, IF*............................       2,614
   3,750    7.15%, 10/17/09, Series 97-M1, Class
              B.................................       3,803
       7    6.50%, 12/25/10, Series 96-7, Class
              C.................................           7
   2,088    7.10%, 11/25/13, Series 93-220,
              Class SD, IF*.....................       1,843
     782    12.50%, 1/1/16, Pool #303306........         889
   3,360    5.49%, 5/25/16, Series 93-156, Class
              FA*...............................       3,378
   1,523    5.59%, 3/25/17, Series 96-27, Class
              FA*...............................       1,545
     111    7.00%, 4/1/17, Pool #44699..........         111
     483    10.00%, 9/1/17, Series 23, Class 2,
              IO................................         124
     296    9.25%, 4/25/18, Series 88-7, Class
              Z.................................         314
   2,131    9.00%, 5/1/18, Pool #426836.........       2,261
   3,484    5.16%, 6/25/18, Series 92-206, Class
              FA*...............................       3,385
   1,894    9.85%, 11/1/18, Series 1997-77,
              Class M...........................       2,027
     343    5.99%, 1/1/19, Pool #70226*.........         332
   1,084    6.61%, 3/1/19, Pool #116612*........       1,113
      60    10.50%, 3/25/19, Series 50, Class 2,
              IO................................          16
     275    5.00%, 5/25/19, Series 93-19, Class
              G.................................         274
     684    6.50%, 6/25/19, Series G93-19, Class
              K.................................         684
     272    0.00%, 10/25/19, Series 89-73, Class
              C, PO.............................         263
   1,250    6.96%, 10/25/19, Series 93-156,
              Class SD, IF*.....................       1,097
   2,000    8.00%, 10/25/19, Series 89-70, Class
              G.................................       2,060
   1,494    8.50%, 11/25/19, Series 89-83, Class
              H.................................       1,547
   1,790    9.00%, 11/25/19, Series 89-89, Class
              H.................................       1,884
   1,132    9.40%, 11/25/19, Series 89-78, Class
              H.................................       1,208
   1,338    8.80%, 1/25/20, Series 90-1, Class
              D.................................       1,401
   3,505    0.00%, 5/18/20, Series 97-40, Class
              PC, PO............................       2,946
     322    5.50%, 6/25/20, Series 90-60, Class
              K.................................         310
     349    6.00%, 6/25/20, Series G93-13, Class
              G.................................         348
     627    9.50%, 6/25/20, Series 90-63, Class
              H.................................         662
     102    0.00%, 7/25/20, Series G93-23, Class
              A, PO.............................         101
     692    5.50%, 8/25/20, Series 90-93, Class
              G.................................         665
   1,667    6.50%, 8/25/20, Series 90-102, Class
              J.................................       1,649

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $    13    505.00%, 8/25/20, Series 90-94,
              Class H, HB.......................  $      195
       9    1118.04%, 8/25/20, Series 90-95,
              Class J, HB.......................         290
   1,601    6.00%, 10/25/20, Series 92-204,
              Class B...........................       1,597
   3,484    9.00%, 10/25/20, Series 90-120,
              Class H...........................       3,678
     371    13.96%, 11/25/20, Series 90-134,
              Class SC, IF*.....................         422
  16,164    6.50%, 12/25/20, Series 97-85, Class
              L, IO.............................       1,685
      12    652.15%, 12/25/20, Series 90-140,
              Class K, HB.......................         265
   1,030    4.59%, 1/25/21, Series 93-165, Class
              SX, IF*...........................         828
       3    908.50%, 2/25/21, Series 91-7, Class
              K, HB.............................          69
   1,796    5.00%, 3/25/21, Series 91-24, Class
              Z.................................       1,702
   1,916    8.50%, 6/25/21, Series 91-144, Class
              PZ................................       1,940
      52    558.00%, 6/25/21, Series G-17, Class
              S, HB, IF*........................         592
     782    7.50%, 9/25/21, Series 91-126, Class
              ZB................................         793
   2,621    8.00%, 9/25/21, Series G92-31, Class
              W.................................       2,686
   3,799    0.00%, 10/25/21, Series 97-32, Class
              C, PO.............................       3,702
     422    6.50%, 2/25/09, Series 94-30, Class
              LA................................         419
   3,623    7.00%, 10/25/21, Series 92-124,
              Class PJ..........................       3,604
   2,762    8.75%, 10/25/21, Series G-35, Class
              M.................................       2,869
   4,500    5.00%, 11/25/21, Series G92-66,
              Class JB..........................       4,139
   1,600    7.88%, 11/25/21, Series 92-215,
              Class PM..........................       1,650
   1,296    6.00%, 12/25/21, Series G92-59,
              Class C...........................       1,286
   1,102    13.87%, 12/25/21, Series G-51, Class
              SA, IF*...........................       1,276
   1,500    5.89%, 1/25/22, Series 93-79, Class
              FE*...............................       1,544
   2,085    7.00%, 1/25/22, Series G92-15, Class
              Z.................................       2,083
   1,825    10.25%, 1/25/22, Series 93-155,
              Class SB, IF*.....................       2,013
   2,000    7.41%, 3/25/22, Series 93-189, Class
              SH, IF*...........................       1,921
   4,075    5.04%, 4/25/22, Series 92-143, Class
              FI*...............................       4,015
       3    6465.6%, 5/25/22, Series G92-27,
              Class SQ, HB, IF*.................         417

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 2,117    7.00%, 7/25/22, Series G92-42, Class
              Z.................................  $    2,125
   9,000    7.50%, 7/25/22, Series G92-35, Class
              E.................................       9,161
      13    1184.78%, 7/25/22, Series G92-35,
              Class G, IO.......................         513
   5,000    6.50%, 8/25/22, Series 96-59, Class
              J.................................       4,941
   5,000    0.00%, 9/25/22, Series 97-70, Class
              PO, PO............................       3,572
   3,500    5.50%, 9/25/22, Series 92-143, Class
              MA................................       3,232
   2,000    7.75%, 9/25/22, Series 92-163, Class
              M.................................       2,046
   2,853    5.19%, 10/25/22, Series G92-59,
              Class F*..........................       2,781
   4,129    5.59%, 10/25/22, Series G92-61,
              Class FJ*.........................       4,089
     810    7.00%, 10/25/22, Series G92-61,
              Class Z...........................         766
   1,552    10.52%, 10/25/22, Series 92-201,
              Class SB, IF*.....................       1,648
     981    6.75%, 12/25/22, Series 93-46, Class
              O.................................         954
   1,600    6.96%, 12/25/22, Series X, Class VO,
              IF*...............................       1,561
   1,020    5.75%, 1/25/23, Series 93-247, Class
              AB................................       1,012
   2,400    7.90%, 1/25/23, Series G93-1, Class
              KA................................       2,500
   2,394    0.00%, 2/25/23, Series G93-12, Class
              C, PO.............................       2,279
   1,134    4.41%, 2/25/23, Series 93-12, Class
              S, IF, IO*........................          36
   2,111    6.50%, 2/25/23, Series G93-5, Class
              Z.................................       1,990
   2,000    9.61%, 2/25/23, Series 98-35, Class
              SV, IF*...........................       1,804
       9    560.36%, 2/25/23, Series 93-12,
              Class SB, IF, IO*.................          44
   1,484    6.50%, 3/25/23, Series G93-14, Class
              J.................................       1,410
   1,850    7.70%, 3/25/23, Series 93-21, Class
              KA................................       1,900
   3,490    7.50%, 4/1/23, Series 218, Class 2,
              IO................................         950
   3,385    0.00%, 4/25/23, Series 98-4, Class
              C, PO.............................       2,535
   1,940    4.16%, 4/25/23, Series 93-44, Class
              S, IF, IO*........................         152
     228    5.50%, 4/25/23, Series 93-58, Class
              J.................................         211
     643    6.50%, 5/25/23, Series 93-155, Class
              LA................................         621
     208    6.75%, 5/25/23, Series 93-94, Class
              K.................................         199
   2,829    6.77%, 5/25/23, Series 93-110, Class
              S, IF*............................       2,343

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 2,819    7.93%, 5/25/23, Series 93-94, Class
              S, IF*............................  $    2,373
  21,500    0.00%, 6/25/23, Series 93-257, Class
              C, PO.............................      12,829
  15,789    1.85%, 5/25/23, Series 94-82, Class
              SA, IF, IO*.......................         438
     148    5.49%, 6/25/23, Series 93-160, Class
              FE*...............................         145
   2,643    3.81%, 7/25/23, Series 93-113, Class
              S, IF, IO*........................         109
   7,291    2.91%, 8/25/23, Series 94-36, Class
              SG, IF, IO*.......................         376
     511    4.03%, 8/25/23, Series G93-27, Class
              SE*...............................         369
   1,835    8.26%, 8/25/23, Series 93-139, Class
              SG, IF*...........................       1,502
     865    10.08%, 8/25/23, Series 93-113,
              Class SE, IF*.....................         815
   1,573    0.00%, 9/25/23, Series 93-248, Class
              FB*...............................       1,450
   4,842    3.00%, 9/25/23, Series 93-193, Class
              B.................................       4,444
   3,436    3.91%, 9/25/23, Series 93-155, Class
              SB, IF, IO*.......................         193
     944    4.01%, 9/25/23, Series 93-178, Class
              SE, IF*...........................         785
   1,101    6.66%, 9/25/23, Series G93-32, Class
              SA, IF*...........................         789
   1,573    9.00%, 9/25/23, Series 93-248, Class
              SB, IF*...........................       1,398
     371    10.00%, 9/25/23, Series 93-187,
              Class SA, IF*.....................         375
   1,000    5.26%, 10/25/23, Series 93-189,
              Class FB*.........................         946
     366    5.49%, 10/25/23, Series 93-198,
              Class FA*.........................         358
   8,000    5.64%, 10/25/23, Series 93-199,
              Class FA*.........................       8,209
   1,266    0.00%, 11/25/23, Series 94-8, Class
              G, PO.............................       1,103
   2,598    5.75%, 11/25/23, Series 93-207,
              Class SC, IF*.....................       2,124
   3,054    7.17%, 11/25/23, Series 97-20, Class
              SA, IF*...........................       2,253
   1,250    10.00%, 11/25/23, Series 93-206,
              Class SD, IF*.....................       1,221
   6,027    0.00%, 12/25/23, Series 97-24, Class
              PQ, PO............................       4,310

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $ 3,723    5.69%, 12/25/23, Series 93-230,
              Class FA*.........................  $    3,766
   3,153    5.69%, 12/25/23, Series 93-223,
              Class FB*.........................       3,091
   3,000    6.75%, 12/25/23, Series 94-55, Class
              G.................................       2,971
   1,366    8.61%, 12/25/23, Series 93-223,
              Class SB, IF*.....................       1,321
   1,262    7.00%, 1/1/24, Pool #50966..........       1,253
  10,180    0.00%, 2/25/24, Series 99-16, Class
              B, PO.............................       6,193
     644    5.49%, 3/25/24, Series 94-39, Class
              F*................................         652
     248    9.12%, 3/25/24, Series 94-39, Class
              S, IF*............................         236
     800    10.00%, 4/25/24, Series 94-63, Class
              T, IF*............................         738
   2,023    7.00%, 11/17/24, Series G94-13,
              Class ZB..........................       1,966
   1,598    8.80%, 1/25/25, Series G95-1, Class
              C.................................       1,731
   1,309    9.00%, 4/1/26, Pool #446278.........       1,394
   7,875    7.50%, 8/18/26, Series 97-29, Class
              PL, IO............................       2,392
   7,500    7.50%, 3/18/27, Series 97-22, Class
              PI, IO............................       1,738
  34,198    1.84%, 3/25/27, Series 97-20, Class
              IO, IO*...........................       2,375
   1,951    7.50%, 4/18/27, Series 97-27, Class
              J.................................       1,988
   5,500    7.50%, 4/20/27, Series 97-29, Class
              J.................................       5,581
   8,000    7.50%, 5/20/27, Series 97-39, Class
              PD................................       7,994
   3,772    5.81%, 9/1/27, Pool #54844*.........       3,701
  22,467    7.00%, 11/18/27, Series 97-81, Class
              PI, IO............................       5,753
   2,339    9.50%, 7/1/28, Pool #457268.........       2,506
   3,985    5.81%, 3/1/29, Pool #303532*........       3,911
                                                  ----------
                                                     339,183
                                                  ----------
Freddie Mac (19.6%):
     466    4.30%, 8/15/99, Series 1329, Class
              S, IF, IO*........................           1
      76    7.50%, 4/1/02, Pool #200070.........          77
  21,872    2.65%, 9/15/04, Series 1982, Class
              SB, IF, IO*.......................         581
   1,040    9.00%, 1/1/06, Series 1807, Class
              G.................................       1,088
      12    1008.50%, 5/15/06, Series 1072,
              Class A, HB.......................         212
       6    1008.00%, 6/15/06, Series 1098,
              Class M, HB.......................         104

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 1,919    7.50%, 2/15/07, Series 1322, Class
              G.................................  $    1,949
   2,281    4.50%, 3/15/07, Series 1295, Class
              JB................................       2,201
       8    981.86%, 6/15/07, Series 1298, Class
              L, IO.............................         177
     374    3.81%, 10/15/07, Series 1389, Class
              SA, IF*...........................         357
     412    5.50%, 10/15/07, Series 1640, Class
              A.................................         410
     529    5.14%, 11/15/07, Series 1414, Class
              LA*...............................         511
   1,459    9.03%, 11/15/07, Series 1414, Class
              LB, IF*...........................       1,460
   6,088    4.00%, 2/15/08, Series 1465, Class
              SA, IF, IO*.......................         228
   1,249    0.00%, 4/15/08, Series 1854, Class
              C, PO.............................       1,055
     400    5.50%, 4/15/08, Series 1489, Class
              L.................................         388
     335    6.00%, 4/15/08, Series 1531, Class
              K.................................         332
   2,008    0.00%, 5/15/08, Series 89, Class L,
              PO................................       1,652
   8,948    3.50%, 5/15/08, Series 1506, Class
              SD, IF, IO*.......................         352
   1,365    6.07%, 5/15/08, Series 1606, Class
              LC................................       1,396
     530    6.14%, 5/15/08, Series 1506, Class
              F*................................         533
     308    7.90%, 5/15/08, Series 1606, Class
              LD, IF*...........................         277
   1,075    9.29%, 5/15/08, Series 1587, Class
              SF, IF*...........................       1,141
     110    9.41%, 5/15/08, Series 1506, Class
              S, IF*............................         115
   2,514    5.09%, 7/15/08, Series 1544, Class
              TA*...............................       2,488
   3,425    0.00%, 8/15/08, Series 1900, Class
              T, PO.............................       2,462
     994    4.50%, 8/15/08, Series 1575, Class
              SB, IF*...........................         791
   1,955    5.62%, 8/15/08, Series 1564, Class
              FB................................       1,954
   1,479    5.87%, 8/15/08, Series 1565, Class
              K, IF*............................       1,366
   2,983    6.50%, 8/15/08, Series 1575, Class
              FB*...............................       3,074
     712    8.41%, 8/15/08, Series 1564, Class
              SB, IF*...........................         719
     388    8.80%, 8/15/08, Series 1561, Class
              SC, IF*...........................         393
     604    6.00%, 9/15/08, Series 1586, Class
              A.................................         602
   3,457    7.81%, 9/15/08, Series 1580, Class
              SC, IF*...........................       3,239
   2,789    0.00%, 10/15/08, Series 1900, Class
              I, PO.............................       2,279

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 6,164    0.00%, 10/15/08, Series 1967, Class
              PC, PO............................  $    4,646
   2,033    0.00%, 10/15/08, Series 1946, Class
              L, PO.............................       1,641
     929    5.24%, 10/15/08, Series 1587, Class
              FA*...............................         916
   1,674    8.75%, 10/15/08, Series 1601, Class
              S, IF*............................       1,760
   2,750    6.36%, 11/15/08, Series 1604, Class
              SA, IF*...........................       2,577
   4,647    6.51%, 11/15/08, Series 1612, Class
              SD, IF*...........................       4,261
   3,197    6.97%, 11/15/08, Series 1604, Class
              SH, IF*...........................       3,163
     935    7.04%, 11/15/08, Series 1604, Class
              SE, IF*...........................         891
   3,016    0.00%, 12/15/08, Series 1948, Class
              A, PO.............................       2,306
   3,890    5.50%, 12/15/08, Series 1635, Class
              O*................................       3,923
   2,190    5.50%, 12/15/08, Series 1624, Class
              FB*...............................       2,214
     454    5.59%, 12/15/08, Series 1647, Class
              FB*...............................         451
     924    6.15%, 12/15/08, Series 1655, Class
              F*................................         939
   1,856    7.62%, 12/15/08, Series 2017, Class
              SE, IF*...........................       1,794
     339    8.02%, 12/15/08, Series 1655, Class
              SA, IF*...........................         306
   1,276    8.19%, 12/15/08, Series 1647, Class
              SB, IF*...........................       1,289
   2,500    8.50%, 12/15/08, Series 1625, Class
              SD, IF*...........................       2,659
   1,000    8.50%, 1/15/09, Series 1659, Class
              SB, IF*...........................       1,073
   1,608    0.00%, 2/15/09, Series 1679, Class
              N, PO.............................       1,182
   1,998    6.40%, 2/15/09, Series 1679, Class
              O.................................       1,919
   1,000    6.92%, 2/15/09, Series 1796, Class
              S, IF*............................         960
   6,764    5.55%, 3/15/09, Series 1900, Class
              FA*...............................       6,823
   2,673    7.71%, 3/15/09, Series 1698, Class
              SC, IF*...........................       2,607
   2,525    5.80%, 4/15/09, Series 1716, Class
              F*................................       2,566
  23,521    3.50%, 3/15/12, Series 1933, Class
              SJ, IF, IO*.......................       1,564

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 5,300    6.30%, 1/15/13, Series 2025, Class
              PE................................  $    5,077
   4,420    3.15%, 10/15/13, Series 1595, Class
              S, IF, IO*........................         124
   1,472    7.00%, 10/15/13, Series 1595, Class
              D.................................       1,455
   1,831    8.83%, 10/15/13, Series 1607, Class
              SA, IF*...........................       1,814
     713    12.00%, 8/1/15, Pool #170269........         786
      37    7.50%, 7/1/16, Pool #274081.........          37
  12,737    3.25%, 7/15/16, Series 1930, Class
              SJ, IF, IO*.......................         814
      35    7.50%, 4/1/17, Pool #289711.........          36
   1,483    4.00%, 3/25/19, Series 10, Class
              F.................................       1,453
     318    12.00%, 7/1/19, Pool #555238........         349
   3,000    9.50%, 7/15/19, Series 11, Class
              D.................................       3,181
     353    6.50%, 11/15/19, Series 1418, Class
              B.................................         353
   1,271    7.50%, 1/15/20, Series 1297, Class
              H.................................       1,280
   1,434    6.50%, 2/15/20, Series 1483, Class
              E.................................       1,439
   1,097    9.50%, 4/15/20, Series 22, Class
              C.................................       1,146
   1,379    9.60%, 4/15/20, Series 23, Class
              F.................................       1,462
      46    84.00%, 5/15/20, Series 41, Class I,
              HB................................         131
     319    10.00%, 6/15/20, Series 47, Class
              F.................................         336
     159    5.00%, 11/15/20, Series 1190, Class
              G.................................         158
     724    9.50%, 1/15/21, Series 99, Class
              Z.................................         769
       2    1066.21%, 2/15/21, Series 1045,
              Class G, IO.......................          51
   1,170    9.00%, 4/15/21, Series 1065, Class
              J.................................       1,229
   1,215    5.95%, 5/15/21, Series 1084, Class
              F*................................       1,236
   2,687    6.50%, 5/15/21, Series 1602, Class
              T.................................       2,577
   1,254    6.60%, 5/15/21, Series 1602, Class
              SP, IF*...........................       1,162
     443    17.00%, 5/15/21, Series 1079, Class
              S, IF*............................         498
     850    22.73%, 5/15/21, Series 1084, Class
              S, IF*............................       1,049
   2,000    5.50%, 8/15/21, Series 1116, Class
              I.................................       1,916
   1,398    8.50%, 9/15/21, Series 1144, Class
              KB................................       1,446
   1,220    7.00%, 3/15/24, Series 1706, Class
              LA................................       1,210
   3,868    7.50%, 11/15/21, Series 1378, Class
              JZ................................       3,895
       8    1167.78%, 11/15/21, Series 1172,
              Class L, HB.......................         178
   1,245    7.75%, 12/15/21, Series 1347, Class
              HB................................       1,264
   2,346    7.00%, 12/20/21, Series 1956, Class
              A.................................       2,352
      32    580.20%, 1/15/22, Series 1196, Class
              B, IF, IO*........................         329
   5,000    0.00%, 2/15/22, Series 1987, Class
              W, PO.............................       3,378
   4,457    8.00%, 2/15/22, Series 1212, Class
              IZ................................       4,655

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $   401    9.00%, 8/15/22, Series 134, Class B,
              IO................................  $       98
   1,550    7.00%, 5/15/22, Series 1250, Class
              J.................................       1,514
      89    7.36%, 7/15/22, Series 1523, Class
              S, IF*............................          89
   3,005    6.50%, 8/25/22, Series 8, Class J...       2,876
   2,500    6.25%, 9/15/22, Series 1591, Class
              FH*...............................       2,609
   1,492    5.59%, 10/15/22, Series 1646, Class
              MB*...............................       1,456
   1,381    8.50%, 10/15/22, Series 1646, Class
              MD, IF*...........................       1,398
   8,800    0.00%, 11/15/22, Series 2002, Class
              A, PO.............................       6,141
   2,481    5.65%, 12/15/22, Series 1483, Class
              FB*...............................       2,506
   7,000    5.68%, 1/15/23, Series 1603, Class
              IF*...............................       7,236
   4,835    5.65%, 1/25/23, Series G-48, Class
              BE, IF, IO*.......................         320
     719    5.49%, 2/15/23, Series 1470, Class
              F*................................         706
   1,500    4.96%, 4/15/23, Series 1672, Class
              FB*...............................       1,442
   1,250    6.15%, 4/15/23, Series 1498, Class
              I*................................       1,288
     551    6.96%, 4/25/23, Series G-13, Class
              SA, IF*...........................         505
   1,009    5.90%, 5/15/23, Series 1669, Class
              KE*...............................       1,004
   1,937    6.68%, 5/15/23, Series 1592, Class
              TB, IF*...........................       1,603
     423    6.88%, 5/15/23, Series 1694, Class
              SE, IF*...........................         406
   2,562    7.00%, 5/15/23, Series 1505, Class
              Q.................................       2,488
     995    9.18%, 5/15/23, Series 1614, Class
              VB, IF*...........................         917
      15    892.80%, 5/15/23, Series 204, Class
              E, IF, IO*........................         231
   1,392    8.63%, 6/15/23, Series 1608, Class
              SD, IF*...........................       1,382
   2,929    8.74%, 6/15/23, Series 1633, Class
              SB, IF*...........................       2,768
   1,500    8.33%, 7/15/23, Series 1543, Class
              JC, IF*...........................       1,097
   2,019    9.85%, 7/15/23, Series 1541, Class
              M, IF*............................       1,911
   2,000    4.53%, 8/15/23, Series 1611, Class
              JB, IF*...........................       1,365
   1,283    5.99%, 8/15/23, Series 1570, Class
              F*................................       1,271
   2,100    6.13%, 8/15/23, Series 1611, Class
              JA*...............................       2,169
      51    7.00%, 8/15/23, Series 1681, Class
              K.................................          51
     275    4.98%, 9/15/23, Series 1583, Class
              NS, IF*...........................         224
  14,878    6.25%, 9/15/23, Series 1589, Class
              Z.................................      13,473
   2,226    6.00%, 10/15/23, Series 1602, Class
              O.................................       2,173

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 2,225    7.53%, 10/15/23, Series 1689, Class
              SD, IF*...........................  $    2,145
   5,217    11.66%, 10/15/23, Series 1859, Class
              SB, IF, IO*.......................       1,116
   3,440    6.00%, 11/25/23, Series 1685, Class
              Z.................................       2,959
     748    8.50%, 11/15/23, Series 1619, Class
              SD, IF*...........................         758
   2,039    8.80%, 11/15/23, Series 1619, Class
              SC, IF*...........................       1,967
   1,628    5.80%, 12/15/23, Series 1825, Class
              C.................................       1,575
   2,550    6.39%, 12/15/23, Series 1628, Class
              S, IF*............................       1,860
   1,279    10.13%, 12/15/23, Series 1633, Class
              SE, IF*...........................       1,500
   4,305    10.50%, 12/15/23, Series 1854, Class
              SE, IF, IO*.......................         901
  11,008    0.00%, 2/15/24, Series 1700, Class
              GA, PO............................       8,086
     338    7.90%, 2/15/24, Series 1686, Class
              SL, IF*...........................         330
   1,536    4.91%, 2/15/24, Series 1686, Class
              SH, IF*...........................       1,285
   2,250    4.76%, 3/15/24, Series 1709, Class
              FA*...............................       2,153
   4,489    4.91%, 3/15/24, Series 1689, Class
              FC*...............................       4,179
   3,530    9.78%, 3/15/24, Series 1750, Class
              S, IF*............................       3,459
   5,023    2.56%, 4/25/24, Series 29, Class SD,
              IF, IO*...........................         174
   2,694    5.63%, 4/25/24, Series G-29, Class
              FE*...............................       2,681
   1,612    10.00%, 5/15/24, Series 1987, Class
              SI, IF*...........................       1,624
   3,043    7.50%, 8/15/24, Series 1745, Class
              D.................................       3,052
   3,500    7.50%, 2/15/26, Series 1935, Class
              CB................................       3,534
   6,696    6.00%, 5/15/27, Series 1981, Class
              Z.................................       5,717
  10,500    6.50%, 7/15/27, Series 2137, Class
              TG................................      10,067
   7,000    7.50%, 9/15/27, Series 1987, Class
              PE................................       6,989
   5,742    7.00%, 10/15/27, Series 1995, Class
              EJ, IO............................         845
  26,128    7.00%, 3/15/28, Series 2038, Class
              PN, IO............................       5,714
   9,468    7.50%, 5/15/28, Series 2054, Class
              PV................................       9,583
   4,000    7.00%, 10/15/28, Series 2089, Class
              PJ, IO............................       1,690
   3,700    0.00%, 1/15/29, Series 2113, Class
              GA, PO............................       1,840

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $ 3,000    6.50%, 6/1/29, Gold Pool #C00785....  $    2,908
   2,500    6.50%, 7/1/29.......................       2,417
                                                  ----------
                                                     298,844
                                                  ----------
Government National Mortgage Assoc. (7.8%):
     251    8.50%, 7/15/08, Pool #023594........         265
   2,000    7.00%, 8/16/13, Series 96-22, Class
              VB................................       2,018
     185    9.00%, 12/15/16, Pool #190923.......         198
     120    0.00%, 5/20/17, Series 1, Class A...         112
   6,315    3.60%, 12/16/20, Series 96-26, Class
              S, IF, IO*........................         167
   2,207    9.00%, 11/20/21, Series 96-15, Class
              OB................................       2,247
   1,579    8.00%, 9/15/22, Pool #297628........       1,630
   3,249    3.5%, 10/16/22, Series 94-4, Class
              SA, IF, IO*.......................         148
   1,229    7.50%, 11/15/22, Pool #313110.......       1,248
     391    7.50%, 3/15/23, Pool #345288........         396
   8,000    7.49%, 7/16/24, Series 94-3, Class
              PQ................................       8,140
   7,000    7.99%, 7/16/24, Series 94-4, Class
              KQ................................       7,419
   6,166    8.50%, 5/20/25, Pool #2006..........       6,419
   5,000    7.50%, 9/17/25, Series 98-26, Class
              K.................................       5,032
     581    8.00%, 12/20/25, Pool #2141.........         594
   4,000    7.50%, 4/18/26, Series 97-8, Class
              PD................................       4,064
   1,691    8.00%, 6/20/26, Pool #2334..........       1,728
  11,000    7.50%, 8/16/26, Series 96-16, Class
              E.................................      11,035
   1,365    8.00%, 8/20/26, Pool #2270..........       1,395
   1,549    8.00%, 9/20/26, Pool #2285..........       1,583
   1,746    8.00%, 11/20/26, Pool #2324.........       1,784
  12,272    7.50%, 5/16/27, Series 97-8, Class
              PN................................      12,474
   6,100    7.50%, 7/20/27, Series 97-11, Class
              D.................................       6,202
   3,289    8.00%, 10/20/27, Pool #2499.........       3,361
   3,164    8.00%, 11/20/27, Pool #2512.........       3,233
   2,017    8.00%, 12/20/27, Pool #2525.........       2,061
   5,124    7.50%, 2/20/28, Pool #2549..........       5,160
   1,424    8.00%, 5/15/28, Pool #460372........       1,466
     723    8.00%, 5/15/98, Pool #456883........         744
   1,080    8.00%, 5/15/28, Pool #476291........       1,112
   1,753    7.50%, 7/15/28, Pool #481872........       1,775
   1,411    8.00%, 7/15/28, Pool #468066........       1,453
   2,554    8.50%, 8/15/28, Pool #468149........       2,628
   5,332    7.50%, 9/15/28, Pool #486537........       5,400

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $12,057    7.50%, 9/20/28, Pool #2646..........  $   12,143
   1,963    8.00%, 9/20/28, Pool #2647..........       2,006
                                                  ----------
                                                     118,840
                                                  ----------
  Total U.S. Government Agency Mortgages             756,867
                                                  ----------
U.S. GOVERNMENT AGENCY SECURITIES (0.4%):
Other U.S. Agencies (0.4%):
   1,220    Federal Housing Administration,
              Merrill Lynch Project, 7.43%,
              8/1/20............................       1,232
   1,946    Federal Housing Administration,
              Project #07335307, 7.43%,
              1/1/22............................       1,964
   2,479    Federal Housing Administration,
              Greystone 1996-2, 7.43%,
              11/1/22...........................       2,498
                                                  ----------
  Total U.S. Government Agency Securities              5,694
                                                  ----------
U.S. TREASURY OBLIGATIONS (30.8%):
U.S. Treasury Bonds (21.9%):
   1,000    10.75%, 5/15/03 (b).................       1,170
   3,500    11.13%, 8/15/03 (b).................       4,173
   5,000    11.63%, 11/15/04 (b)................       6,300
  16,330    10.38%, 11/15/09 (b)................      19,504
     800    11.75%, 2/15/10 (b).................       1,013
 159,270    12.75%, 11/15/10 (b)................     214,666
  47,315    10.38%, 11/15/12 (b)................      60,238
   1,300    12.50%, 8/15/14 (b).................       1,913
   1,000    9.88%, 11/15/15 (b).................       1,362
   7,395    7.50%, 11/15/16 (b).................       8,315
   9,945    8.75%, 5/15/17 (b)..................      12,518
   2,500    7.88%, 2/15/21 (b)..................       2,962
                                                  ----------
                                                     334,134
                                                  ----------
U.S. Treasury Inflation Protected Bonds (2.6%):
  10,645    3.63%, 7/15/02 (b)..................      10,545
   7,236    3.38%, 1/15/07 (b)..................       6,942
   4,114    3.63%, 1/15/08......................       3,997
  18,543    3.63%, 4/15/28 (b)..................      17,518
                                                  ----------
                                                      39,002
                                                  ----------
U.S. Treasury Notes (0.5%):
   6,800    7.50%, 11/15/01 (b).................       7,085
   1,250    5.75%, 8/15/03 (b)..................       1,250
                                                  ----------
                                                       8,335
                                                  ----------
U.S. Treasury STRIPS (5.8%):
   2,450    2/15/01.............................       2,243
  12,025    2/15/11 (b).........................       5,874
   9,338    5/15/11.............................       4,487
   8,900    11/15/11 (b)........................       4,136
   9,555    2/15/12 (b).........................       4,367
  14,200    2/15/13 (b).........................       6,067

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury STRIPS, continued:
 $10,594    5/15/13.............................  $    4,457
   3,500    8/15/13.............................       1,445
  40,000    2/15/14 (b).........................      15,966
   2,000    11/15/14............................       1,052
   2,000    2/15/15.............................         746
  10,420    5/15/17 (b).........................       3,374
  33,315    8/15/17 (b).........................      10,636
  26,820    5/15/18 (b).........................       8,168
  49,840    11/15/18 (b)........................      14,708
                                                  ----------
                                                      87,726
                                                  ----------
  Total U.S. Treasury Obligations                    469,197
                                                  ----------
INVESTMENT COMPANIES (4.0%):
  60,269    One Group Prime Money Market Fund,
              Class I...........................      60,269
                                                  ----------
  Total Investment Companies                          60,269
                                                  ----------
REPURCHASE AGREEMENTS (2.5%):
  38,000    State Street, 4.90%, 7/1/99,
              (Collateralized by $38,255 various
              U.S. Government Securities, 5.56%
              - 5.65%, 4/28/00 - 8/24/00, market
              value $38,765)....................      38,000
                                                  ----------
  Total Repurchase Agreements                         38,000
                                                  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL (19.4%):
Master Notes (1.6%):
   7,565    Bear Stearns Mortgage Capital,
              6.27%, 7/6/99*....................       7,565
   7,565    Merrill Lynch, 6.20%, 7/1/99*.......       7,565
   4,085    NationsBanc Capital Markets, 6.20%,
              7/1/99*...........................       4,085
   2,723    PHH CFC Leasing, 5.10%, 8/11/99*....       2,723
   3,177    Williamette Industries, Inc., 5.07%,
              9/14/99*..........................       3,177
                                                  ----------
                                                      25,115
                                                  ----------
Put Bonds (10.5%):
  15,128    Amex Centurion, 5.10%, 5/5/00*......      15,128
   7,565    Bear Stearns, 6.23%, 1/7/00*........       7,565
   7,565    Branch Banking & Trust, 5.14%,
              5/25/00*..........................       7,559
   6,052    Caterpillar Finance, 5.20%,
              5/1/01*...........................       6,052
   7,565    Chase Manhattan, 5.17%, 5/4/01*.....       7,565
   7,565    Chase Manhattan, 5.26%, 5/6/02*.....       7,565
   7,565    Fleet National Bank, 5.07%,
              4/18/00*..........................       7,565
   7,565    Ford Motor Credit, 5.14%,
              11/27/00*.........................       7,643
   7,565    GMAC, 5.23%, 4/30/01*...............       7,565
   7,565    GMAC, 5.22%, 5/3/01*................       7,565

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Put Bonds, continued:
 $ 4,539    Greenwich Capital Markets, 5.41%,
              7/9/01*...........................  $    4,539
   7,565    J.P. Morgan & Co., 5.16%, 5/4/01*...       7,565
   7,565    J.P. Morgan & Co., 5.10%, 5/4/00*...       7,565
  10,590    Jackson National, 6.37%, 5/15/00*...      10,590
  10,589    Liberty Lighthouse, 5.15%,
              5/5/00*...........................      10,589
   7,565    Merrill Lynch, 5.31%, 5/6/02*.......       7,565
   7,565    Salomon Smith Barney, 5.38%,
              4/12/01*..........................       7,565
   7,565    Sigma Finance, Inc., 5.14%,
              3/31/00*..........................       7,565
  13,615    SPARCC, 5.38%, 3/24/00*.............      13,615
                                                  ----------
                                                     158,930
                                                  ----------
Repurchase Agreements (7.3%):
  22,694    Goldman Sachs, 6.09%, 7/1/99,
              (Collateralized by $24,068 various
              Corporate Bonds, 5.33% - 9.88%,
              10/1/99 - 10/30/45, market value
              $23,951)..........................      22,694

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Repurchase Agreements, continued:
 $13,711    Lehman Brothers, 5.85%, 7/1/99,
              (Collateralized by $14,398 various
              Commercial Papers 0.00% - 5.06%,
              9/20/99 - 10/4/99, market value
              $14,398)..........................  $   13,711
  45,388    Merrill Lynch, 6.10%, 7/1/99,
              (Collateralized by $47,768 various
              Commercial Papers, 0.00% - 5.12%,
              7/8/99 - 8/2/99, market value
              $47,658)..........................      45,388
  30,258    Paine Webber, 6.00%, 7/1/99,
              (Collateralized by $32,181 various
              Corporate Bonds, 6.00% - 9.45%,
              6/15/00 - 11/15/46, market value
              $31,771)..........................      30,258
                                                  ----------
                                                     112,051
                                                  ----------
  Total Short-Term Securities Held as Collateral     296,096
                                                  ----------
Total (Cost $1,807,375) (a)                       $1,820,178
                                                  ==========

------------

Percentages indicated are based on net assets of $1,524,852.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $4,495. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................    $32,598
                   Unrealized depreciation......................    (24,290)
                                                                    -------
                   Net unrealized appreciation..................    $ 8,308
                                                                    =======

(b) A portion of this security was loaned as of June 30, 1999.

(c) The Fund invests in securities whose value is derived from an underlying pool of mortgages or consumer loans. Descriptions of certain collateralized mortgage obligations are as follows:

    Collateralized Mortgage Obligations (CMO) are debt securities issued by U.S. government agencies, or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture.

    Inverse Floaters (IF) represent securities that pay interest at a rate that increases (decreases) with a decline (increase) in a specified index.

    Interest Only (IO) represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

    High Coupon Bonds (HB) (a.k.a "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IO securities. Unlike IOs the owner also has a right to receive a very small portion of principal. The high interest rate results from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.

    Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
* The interest rate for these bonds changes periodically based on an underlying benchmark (ie PRIME, LIBOR, etc). The rate reflected in the Schedule of Portfolio Investments is the rate in effect as of June 30, 1999.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
 ASSET BACKED SECURITIES (11.4%):
Banking, Finance & Insurance (9.0%):
 $ 1,054    Advanta Mortgage Loan Trust, Series
              95-1, Class A5, 8.32%, 12/25/19...  $    1,057
   5,000    Advanta Mortgage Loan Trust, 7.60%,
              6/25/27...........................       5,105
     957    Arcadia Automobile Receivables
              Trust, Series 97-B, Class A3,
              6.30%, 7/16/01....................         958
   7,000    Arcadia Automobile Receivables
              Trust, Series 97-C Class A4,
              6.38%, 1/15/03....................       7,054
   2,000    Arcadia Automobile Receivables
              Trust, Series 98-B, Class A4,
              6.00%, 11/15/03...................       1,991
   1,300    Arcadia Automobile Receivables
              Trust, Series 99-B, Class A4,
              6.51%, 9/15/04....................       1,302
   5,000    Arcadia Automobile Receivables,
              8.15%, 8/1/09.....................       4,975
   1,010    Auto Finance Group, Inc., Series
              97-B, Class C, 7.00%, 2/15/03.....       1,017
   2,000    BA Mortgage Securities, Inc., Series
              98-2, Class 1A10, 6.60%, 6/25/28..       1,990
   9,500    Case Equipment Loan Trust, Series
              97-B, Class A4, 6.41%, 9/15/04....       9,560
   2,500    Chemical Master Credit Card Trust,
              Series 95-3, Class A, 6.23%,
              8/15/02...........................       2,500
     285    Chevy Chase Auto Receivables Trust,
              Series 95-2, Class A, 5.80%,
              6/15/02...........................         285
     670    Chevy Chase Auto Receivables Trust,
              Series 97-3 Class A, 6.20%,
              3/20/04...........................         673
     497    Chevy Chase Auto Receivables Trust,
              Series 97-4, Class A, 6.25%,
              6/15/04...........................         499
   1,528    Chevy Chase Auto Receivables Trust,
              Series 98-2, Class A, 5.91%,
              4/15/00...........................       1,527
   2,014    Citicorp Mortgage Securities, Inc.,
              Series 94-9, Class A3, 5.75%,
              6/25/09...........................       2,004
      74    Collateralized Mortgage Securities
              Corp., Series 88-2, Class 2-B,
              8.80%, 4/20/19....................          78
   1,000    CPS Auto Receivables Trust, Series
              98-3, Class A4, 6.08%, 10/15/03...       1,003
   1,640    Discover Card Master Trust 1, Series
              98-2, Class A, 5.80%, 9/16/03.....       1,637
     272    EQCC Home Equity Loan Trust, Series
              94-3, Class A3, 7.85%, 8/15/07....         273
     600    EQCC Home Equity Loan Trust, Series
              96-2, Class A4, 7.50%, 6/15/21....         615
   1,034    EQCC Home Equity Loan Trust, Series
              97-1, Class A7, 7.12%, 5/15/28....       1,053

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
Banking, Finance & Insurance, continued:
 $ 5,000    EQCC Home Loan Trust, Series 1998-2,
              Class A3I, 6.23%, 3/15/13.........  $    4,996
     371    First Security, Series 98A, Class A,
              5.97%, 4/15/04....................         372
     383    First Security Auto Grantor Trust,
              Series 97-B, Class A, 6.10%,
              4/15/03...........................         385
   1,900    Ford Credit Auto, Series 98-C, Class
              A4, 5.81%, 3/15/02................       1,903
       6    Greentree Financial Corp., Series
              94-B1, Class A1, 7.15%, 7/15/14...           6
     789    Greentree Financial Corp., Series
              97-C, Class A1, 6.49%, 2/15/18....         793
   5,000    Greentree Financial Corp., Series
              93-2, Class B, 8.00%, 7/15/18.....       4,780
   3,050    John Deere, Series 99-A, Class A3,
              5.94% 10/15/02....................       3,048
   1,515    Key Auto Finance Trust, Series 97-1,
              Class A2, 6.05%, 9/15/03..........       1,519
     264    Kidder Peabody Mortgage Assets
              Trust, Class 22-D, 9.95%,
              2/1/19............................         266
   3,000    MBNA, Series 98-C, 6.35%,
              11/15/05..........................       2,919
   1,655    MBNA Master Credit Card Trust,
              Series 94-C, Class A, 5.81%,
              3/15/04...........................       1,660
     669    Merrill Lynch Trust, Series 43,
              Class E, 6.50%, 8/27/15...........         669
   1,386    Olympic Automobile Receivables
              Trust, 6.85%, 6/15/01.............       1,388
     229    Olympic Automobile Receivables
              Trust, Series 95-A, Class A,
              7.88%, 7/15/01....................         230
   2,166    Olympic Automobile Receivables
              Trust, Series 95-D, Class A5,
              6.15%, 7/15/01....................       2,172
   1,974    Olympic Automobile Receivables
              Trust, Series 1995-B Class A2,
              7.35%, 10/15/01...................       1,977
     264    Olympic Automobile Receivables
              Trust, Series 95-C, Class A2,
              6.20%, 1/15/02....................         265
   3,000    Olympic Automobile Receivables
              Trust, Series 96-C, Class A5,
              7.00%, 3/15/04....................       3,047
   1,120    Onyx Acceptance Auto Trust, Series
              99 A 2, 5.83%, 3/15/04............       1,108
     800    Onyx Acceptance Grantor Trust,
              Series 98-B, Class A2, 5.85%,
              7/15/03...........................         793

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
Banking, Finance & Insurance, continued:
 $   206    Onyx Acceptance Grantor Trust,
              Series 97-2, Class A, 6.35%,
              10/15/03..........................  $      207
   5,093    Onyx Acceptance Grantor Trust, Auto
              Loan Pass Thru Certificates,
              Series 97-4, Class A, 6.30%,
              5/15/04...........................       5,128
382         PNC Student Loan Trust, Series 97-2,
              Class A6, 6.57%, 1/25/04..........         383
  10,000    Premier Auto Trust, Series 97-2,
              Class A5, 6.32%, 3/6/02...........      10,067
   1,200    Premier Auto Trust, Series 98-2,
              Class A4, 5.82%, 12/6/02..........       1,192
   7,500    Premier Auto Trust, Series 99-3,
              Class A3, 6.27%, 4/8/03...........       7,525
   1,355    Residential Funding Corp, 7.55%,
              9/25/12...........................       1,356
   8,000    Sears Credit Account Master Trust,
              Series 98-1A, 5.80%, 8/15/05......       7,978
   2,350    Sears Credit Account Master Trust,
              Series 96-1, Class A, 6.20%,
              2/16/06...........................       2,360
   2,000    Security Pacific Acceptance Corp.,
              Series 95-1, Class A3, 7.25%,
              4/10/20...........................       2,040
     600    Standard Credit Card Master Trust,
              Series 94-2, Class A, 7.25%,
              4/7/08............................         621
   8,000    Student Loan Marketing Assoc.,
              Series 99-1, Class A1T, 0.00%,
              4/25/08...........................       8,000
      32    The Money Store Home Equity Trust,
              Series 96-B, Class A-5, 7.18%,
              12/15/14..........................          32
     600    The Money Store Home Equity Trust,
              Series 96-C, Class A13, 7.54%,
              8/15/15...........................         615
     900    Toyota Auto Lease Trust, Series
              97-A, Class A1, 6.20%, 4/26/04....         904
   3,000    Union Acceptance Corp., Series 97-D,
              Class A3, 6.26%, 2/8/02...........       3,009
   1,000    Union Acceptance Corp., Series 98-A,
              Class A4, 6.11%, 10/8/03..........       1,000
     806    Western Financial Grantor Trust,
              Series 95-5, Class A1, 5.88%,
              3/1/02............................         808
     312    WFS Financial Owner Trust, Series
              97-A, Class A3, 6.50%, 9/20/01....         313
   1,166    WFS Financial Owner Trust, Series
              95-4, Class A1, 6.20%, 2/1/02.....       1,170
     662    WFS Financial Owner Trust, Series
              97-D, Class A3, 6.25%, 3/20/02....         664
   3,350    WFS Financial Owner Trust, Series
              98-A, Class A3, 5.90%, 5/20/02....       3,359
   3,800    WFS Financial Owner Trust, Series
              98-B, Class A4, 6.05%, 4/20/03....       3,790

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
ASSET BACKED SECURITIES, CONTINUED:
Banking, Finance & Insurance, continued:
 $ 3,116    WFS Financial Owner Trust, Series
              96-C, Class A4, 6.80%, 12/20/03...  $    3,136
     504    WFS Financial Owner Trust, Series
              96-A, Class A4, 6.15%, 6/1/01.....         506
     271    World Omni Automobile Lease Secured
              Trust, Series 97-B, Class A1,
              6.07%, 11/25/03...................         271
                                                  ----------
                                                     147,886
                                                  ----------
Transportation & Shipping (1.2%):
   4,772    Federal Express, 7.85%, 6/1/08......       4,838
  10,671    Northwest Air Series 2, Class A,
              9.25%, 6/21/14....................      11,339
                                                  ----------
                                                      16,177
                                                  ----------
Yankee & Eurodollar (0.7%):
   9,500    Grand Metro Investment Corp., 7.45%,
              4/15/35...........................       9,909
                                                  ----------
  Total Asset Backed Securities                      173,972
                                                  ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.6%):
   1,357    Case Equipment Loan Trust, Series
              97-A, Class A3, 6.45%, 3/15/04....       1,367
   1,674    General Electric Mortgage Services,
              Inc., Series 96-12 Class A4,
              7.25%, 7/25/11....................       1,684
   5,000    Greentree Home Improvement Loan
              Trust, Series 95-D, 6.95%,
              9/15/25...........................       5,036
   5,000    Merrill Lynch CBO, Series 96dm1,
              7.87%, 12/17/06...................       4,618
     470    Morgan Stanley Mortgage Trust Series
              L, Class L-5, 8.95%, 11/1/17......         479
     307    Paine Webber Trust, Series H. Class
              4, 8.75%, 4/1/18..................         319
      92    Paine Webber Trust, Series J, Class
              3, 8.80%, 5/1/18..................          95
     312    Paine Webber Trust, Series L, Class
              L-4, 8.95%, 7/1/18................         324
     942    Prudential Home Mortgage Securities,
              Series 94-15, Class A7, 6.80%,
              5/25/24...........................         945
                                                  ----------
  Total Collateralized Mortgage Obligations           14,867
                                                  ----------
COMMERCIAL PAPER (2.4%):
Automotive (1.2%):
  16,506    Ford Motor, 4.98%, 7/19/99..........      16,506
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
COMMERCIAL PAPER, CONTINUED:
 Financial Services (1.2%):
 $16,506    General Electric Corp., 4.95%,
              7/19/99...........................  $   16,506
                                                  ----------
  Total Commercial Paper                              33,012
                                                  ----------
CORPORATE BONDS (34.5%):
Automotive (1.3%):
   3,500    Ford Capital BV, 10.13%, 11/15/00...       3,683
   1,500    Ford Motor Credit Corp., 6.38%,
              10/6/00...........................       1,506
   2,000    Harley-Davidson Eaglemark Motorcycle
              Trust, Series 97-3, 6.60%,
              4/15/04...........................       1,962
                                                  ----------
                                                       7,151
                                                  ----------
Banking, Finance & Insurance (17.6%):
   4,800    ABN AMRO Bank NV Chicago, 7.25%,
              5/31/05 (b).......................       4,862
   2,000    AETNA Services, Inc., 7.50%, 1/15/07
              (b)...............................       1,784
     250    AETNA Services, Inc., 7.50%, 1/15/07
              (b)...............................         246
   5,000    American Express Credit Corp.,
              6.13%, 11/15/01...................       4,973
     500    American General Finance Corp.,
              7.13%, 12/1/99....................         503
   5,160    American RE Corp., Series B, 7.45%,
              12/15/26..........................       5,315
     500    Associates Corp., 7.40%, 7/7/99.....         500
     900    Associates Corp., 6.75%, 10/15/99...         903
   9,000    Associates Corp., 8.34%, 11/25/99...       9,088
     860    Associates Corp., 5.25%, 3/30/00....         856
   1,750    Associates Corp., 9.13%, 4/1/00.....       1,788
     500    Associates Corp., 6.88%, 2/17/03....         505
   1,500    Associates Corp., 7.70%, 6/10/04....       1,562
     150    Associates Corp., 7.63%, 4/27/05....         155
   1,000    Associates Corp., 6.63%, 6/15/05....         994
   1,000    Associates Corp., 6.25%, 11/1/08....         951
   6,000    Associates Corp., 7.70%, 6/10/04....       6,477
     500    Associates Corp., Series B, 7.95%,
              2/15/10...........................         532
   2,000    Avalon Properties, 7.38%, 9/15/02...       2,006
   1,331    BankAmerica Corp., 9.38%, 3/1/01....       1,394
   5,000    BankAmerica Corp., 9.50%, 4/1/01....       5,258
   1,350    BankAmerica Corp., 6.85%, 3/1/03....       1,358
   4,000    BankBoston, 6.35%, 2/25/13..........       3,848
     250    Bankers Trust New York, 7.25%,
              10/15/11..........................         242
   5,000    Bear Stearns Corp., Inc., 8.25%,
              2/1/02............................       5,181
   1,967    BHN, Series 97-1, Class A2, 7.92%,
              7/25/09...........................       1,662
   2,283    BHN, Series 97-2, Class A2, 7.54%,
              5/31/17...........................       1,861

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $ 5,000    Citigroup Holdings, 6.50%,
              6/14/02...........................  $    4,999
   5,000    Citigroup, Inc., 6.25%, 12/1/05.....       4,861
   1,500    Commercial Credit, 7.75%, 3/1/05....       1,565
   6,500    Corestates Capital, 8.00%, 12/15/26
              (b)...............................       6,598
     400    Donaldson Lufkin & Jenrette, 5.63%,
              2/15/16...........................         400
   1,000    Donaldson Lufkin, Senior Note,
              6.50%, 6/1/08.....................         947
   2,000    Fleet/Norstar Group, 8.13%,
              7/1/04............................       2,117
     875    Ford Holdings, Inc., 9.25%,
              3/1/00............................         893
     694    Ford Motor Credit Co., 9.50%,
              4/15/00...........................         712
   1,500    Ford Motor Credit Co., 6.38%,
              4/15/00...........................       1,505
   1,175    Ford Motor Credit Co., 6.90%,
              6/5/00............................       1,184
   1,050    Ford Motor Credit Co., 5.99%,
              2/27/01...........................       1,047
     724    Ford Motor Credit Co., 7.75%,
              3/15/05...........................         758
     250    Ford Motor Credit Co., 6.25%,
              12/8/05...........................         242
   6,865    General Electric Capital Corp,
              5.65%, 3/31/03....................       6,707
     500    General Electric Capital Corp.,
              5.70%, 10/7/03....................         487
   3,500    General Electric Capital Corp.,
              8.85%, 4/1/05.....................       3,861
   3,000    General Motors Acceptance Corp.,
              8.40%, 10/15/94...................       3,020
   8,000    General Motors Acceptance Corp.,
              7.00%, 3/1/00.....................       8,042
     300    General Motors Acceptance Corp.,
              Note, 9.38%, 4/1/00...............         304
     900    General Motors Acceptance Corp.,
              Debenture, 9.63%, 12/15/01........         966
   2,000    General Motors Acceptance Corp.,
              Note, 7.13%, 5/1/03...............       2,018
   3,710    Goldman Sachs, 5.90%, 1/15/03.......       3,619
   5,000    Greentree Financial Corp., Series
              980-C, Class A3, 5.92%, 2/15/09...       5,007
   4,224    Greentree Financial Corp., 8.60%,
              5/15/26...........................       4,279
   5,000    Greentree Financial Corp., 7.05%,
              2/15/27...........................       4,904
   5,000    Household Finance Corp., 7.25%,
              7/15/03...........................       5,081
   1,000    Household Finance Corp., 7.25%,
              5/15/06...........................       1,002
   1,000    Household Finance Corp., 6.50%,
              11/15/08..........................         951
   7,200    Household Finance Corp., 5.88%,
              2/1/09............................       6,546

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Banking, Finance & Insurance, continued:
 $ 5,000    Key Bank, Series 97-1, Class A1,
              7.55%, 9/15/06....................  $    5,109
  10,000    Lehman Brothers Holdings, Inc.,
              8.88%, 3/1/02.....................      10,463
   5,000    Lehman Brothers Holdings, Inc.,
              11.63%, 5/15/05...................       5,980
   5,000    Lehman Brothers Holdings, Inc.,
              8.80%, 3/1/15.....................       5,406
     295    Lehman Brothers Holdings, Inc.,
              8.50%, 8/1/15.....................         307
   5,000    Manufacturer's Life, 8.38%,
              2/1/27............................       4,733
   6,000    Massachusetts Mutual Life Insurance,
              7.50%, 3/1/24.....................       6,111
     500    Mellon Financial Corp., 6.38%,
              2/15/10...........................         474
   6,000    Morgan Stanley Dean Witter and Co.,
              6.13%, 10/1/03....................       5,910
     500    NationsBank Corp, 7.80%, 9/15/16....         519
   1,500    Norwest Corp., 7.75%, 3/1/02........       1,552
     600    Pitney Bowes Credit Corp., 9.25%,
              6/15/08...........................         697
   5,000    Principal Mutual, 7.88%, 3/1/24.....       4,877
   5,000    Republic New York Corp., 7.25%,
              7/15/02...........................       5,103
   5,000    Spieker Properties, Inc., 6.65%,
              12/15/00..........................       4,992
   5,000    Sun Life Capital Trust, 8.53%,
              5/29/49...........................       5,006
     419    SunAmerica, Inc., 8.13%, 4/28/23....         471
   3,000    Team Fleet, 6.53%, 7/25/02..........       2,932
     400    Torchmark Corp., 7.88% 5/15/23......         397
  10,000    Transamerica Financial, 6.37%,
              5/14/04...........................       9,834
   1,200    Western Financial Service Owner
              Trust, 5.95%, 5/20/03.............       1,200
   7,000    Western Financial Service Owner
              Trust, 5.75%, 8/20/03.............       6,924
                                                  ----------
                                                     238,423
                                                  ----------
Beverages & Tobacco (0.0%):
     500    Coca-Cola Enterprises, 7.13%,
              8/1/17............................         492
     400    Coca-Cola Enterprises, 6.95%,
              11/15/26..........................         381
                                                  ----------
                                                         873
                                                  ----------
Electric Utility (0.8%):
     300    Commonwealth Edison, 8.38%,
              9/15/22...........................         303
     500    Florida Power Corp., 8.00%,
              12/1/22...........................         508
     200    Minnesota Power and Light Co.,
              7.50%, 8/1/07.....................         202
   5,000    Ohio Edison, 8.25%, 4/1/02..........       5,198
     250    Pacificorp, Series F, 7.24%,
              8/16/23...........................         244

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Electric Utility, continued:
 $   250    Texas Utilities, 7.88%, 3/1/23......  $      247
   5,000    United Utilities, 6.25%, 8/15/05....       4,780
                                                  ----------
                                                      11,482
                                                  ----------
Electrical & Electronic (0.5%):
   1,500    Cablevision, 7.25%, 7/15/08.........       1,433
     650    IBM, 7.00%, 10/30/25................         645
   4,600    Penn Electric, 6.63%, 4/1/19........       4,288
                                                  ----------
                                                       6,366
                                                  ----------
Equipment Trust Certificate (0.4%):
   4,446    Northwest Air Trust, 10.23%,
              6/21/14, Series B.................       4,854
                                                  ----------
Health Care (0.2%):
   3,500    Cardinal Health, 6.25%, 7/15/08.....       3,301
                                                  ----------
Industrial Goods & Services (7.7%):
   1,500    Advanced Micro Device, Inc., 11.00%,
              8/1/03 (b)........................       1,515
   3,000    Beckman Instruments, 7.05%,
              6/1/26............................       2,880
   3,000    Boise Cascade Co., 9.45%, 11/1/09...       3,309
     400    Brunswick Corp., 7.38%, 9/1/23......         375
   9,750    Case Corp., 6.25%, 12/1/03..........       9,499
   4,000    Comcast Cable, 8.38%, 5/1/07........       4,277
   2,260    Conoco, Inc. 144A, 6.35%, 4/15/09
              (b)...............................       2,169
   1,500    D.R. Horton, Inc., 6.50%, 4/1/08....       1,485
     500    D.R. Horton, Inc., 6.50%, 4/1/08....         474
     250    Eastman Chemical, 7.60%, 2/1/27.....         245
   2,500    Fred Meyer, Inc., 7.38%, 3/1/05.....       2,536
   5,000    General Motors Corp., 9.13%,
              7/15/01...........................       5,250
     750    General Motors Corp., 8.80%,
              3/1/21............................         879
   3,000    Golden State Petroleum, 8.04%,
              2/1/19............................       2,831
   2,500    Hertz Corp., Senior Note, 6.63%,
              5/15/08...........................       2,417
   5,000    Hilton Hotels Corp., 7.95%, 4/15/07
              (b)...............................       5,063
     300    Ingersoll Rand Corp., 7.20%,
              6/1/25............................         291
     300    Loews Corp., 7.63%, 6/1/23..........         290
     400    Loral Corp., 7.00% 9/15/23..........         374
   5,000    Motorola, Inc., 6.50%, 11/15/28
              (b)...............................       4,462
   5,000    Newell Co., 6.35%, 7/15/08..........       4,813
   4,435    Newmont Gold Co., 8.91%, 1/5/09.....       4,740
   1,500    Nine West Group, Inc., 8.38%,
              8/15/05...........................       1,553
   2,500    Northrop-Grumman Co., 7.00%,
              3/1/06............................       2,435
   7,000    NRG Energy Corp., 7.63%, 2/1/06.....       7,030
   4,407    Oslo Seismic Service, 8.28%,
              6/1/11............................       4,522
   2,500    Owens-Illinois, Inc., 7.15%,
              5/15/05...........................       2,387
   9,000    Penske Truck Leasing, 8.25%,
              11/1/99...........................       9,069

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Industrial Goods & Services, continued:
 $   250    Phillip Morris Co., Inc., 7.20%,
              2/1/07............................  $      250
     500    Sears Roebuck Acceptance Corp.,
              6.88%, 10/15/17...................         472
   5,000    Tele-Communications, Inc., 7.38%,
              2/15/00...........................       5,042
   1,500    Terra Industries, 10.50%, 6/15/05...       1,448
     500    Weyerhauser Co., 7.50%, 3/1/13......         509
   2,500    Williams Cos, Inc., 6.13%,
              2/15/02...........................       2,461
   1,000    Wyman-Gordon Co., 8.00%, 12/15/07...       1,078
   6,000    Xerox Corp., 6.25%, 11/15/26........       5,876
   2,275    Yanacocha, 8.40% , 6/15/04..........       2,067
                                                  ----------
                                                     106,373
                                                  ----------
Leasing (0.4%):
   5,000    Hertz Corp., 6.50%, 5/15/06.........       4,846
                                                  ----------
Real Estate (1.0%):
   5,000    Security Capital Pacific Trust,
              6.95%, 10/15/02...................       4,868
   5,000    Security Pacific Corp., 11.00%,
              3/1/01............................       5,331
   3,000    Wellsford Residential Property,
              7.25%, 8/15/00....................       3,010
                                                  ----------
                                                      13,209
                                                  ----------
Telecommunications (1.5%):
     250    AT&T Corp., 8.63%, 12/31/01.........         270
   4,000    Bell Telephone Co., Pennsylvania,
              8.35%, 12/15/30...................       4,496
   1,000    Bellsouth Telecommunications, 6.00%,
              6/15/02...........................         997
     400    GTE Corp., 7.90%, 2/1/27............         402
     400    MCI Communications Corp., 8.25%,
              1/20/23...........................         402
   5,000    New York Telephone, 5.63%,
              11/1/03...........................       4,865
     500    New York Telephone, 6.13%,
              1/15/10...........................         477
   5,000    Pacific Bell, 6.88%, 8/15/06........       5,032
     270    United Telephones of Florida, 8.38%,
              1/15/25...........................         296
   4,000    Worldcom, Inc., 6.13%, 8/15/01......       3,982
                                                  ----------
                                                      21,219
                                                  ----------
Transportation & Shipping (0.4%):
   5,000    Union Pacific Co., 9.63%,
              12/15/02..........................       5,453
                                                  ----------
Trucking & Leasing (0.4%):
   5,000    Enterprise Rent-A-Car, 6.38%,
              5/15/03...........................       4,897
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
CORPORATE BONDS, CONTINUED:
Utilities (0.6%):
 $ 5,000    Baltimore Gas & Electric Co.
              Mortgage, 6.50%, 2/15/03..........  $    5,006
   2,290    National Rural Utilities Cooperative
              Financial Corp., 6.75%, 9/1/01....       2,308
   1,295    Salton Sea Funding Corp., 6.69%,
              5/30/00...........................       1,293
                                                  ----------
                                                       8,607
                                                  ----------
Yankee & Eurodollar (1.7%):
   1,120    African Development Bank, 9.30%,
              7/1/00............................       1,156
     280    Canadian Pacific Ltd., 9.45%,
              8/1/21............................         326
   1,000    Kingdom of Belgium Put Euro, 9.20%,
              6/28/10...........................       1,180
   4,250    Ras Laffan Gas, 7.63%, 9/15/06
              (c)...............................       4,080
   5,000    Royal Caribbean Cruises, 6.75%,
              3/15/08...........................       4,711
   5,000    Scotland International Finance,
              8.80%, 1/27/04....................       5,389
   7,000    Scotland International Finance,
              7.00%, 11/29/49...................       6,692
                                                  ----------
                                                      23,534
                                                  ----------
  Total Corporate Bonds                              460,588
                                                  ----------
FOREIGN BONDS (0.3%):
Health Care (0.1%):
   1,500    Tenet Healthcare Corp, 8.00%,
              1/15/05...........................       1,478
                                                  ----------
Natural Gas Utility (0.1%):
   1,500    Pride Petroleum Services, Inc.,
              9.38%, 5/1/07 (b).................       1,493
                                                  ----------
Telecommunications (0.1%):
   1,500    Comcast Cellular Holdings, Inc.,
              Senior Note, Series B, 9.50%,
              5/1/07............................       1,685
                                                  ----------
  Total Foreign Bonds                                  4,656
                                                  ----------
PRIVATE PLACEMENT (1.9%):
Banking, Finance & Insurance (0.3%):
   3,650    Bombardier Capital, 6.00%,
              1/15/02...........................       3,592
                                                  ----------
Industrial Goods & Services (0.7%):
   5,000    Avon Products, Inc., 6.25%,
              5/1/03............................       4,942
   5,000    Waste Management, 6.88%, 5/15/09....       4,882
                                                  ----------
                                                       9,824
                                                  ----------
Manufacturing -- Capital Goods (0.4%):
   5,000    World Omni, 6.48%, 12/12/08.........       4,830
                                                  ----------
Yankee & Eurodollar (0.5%):
   8,055    Societe Generale Estate LLC, 7.64%,
              9/30/07...........................       7,479
                                                  ----------
  Total Private Placement                             25,725
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY (1.0%):
US Government Agency (1.0%):
 $ 1,230    Government Trust Certificate,
              Israel, 9.40%, 5/15/02............  $    1,281
     700    Student Loan Mortgage Association,
              7.20%, 6/17/02....................         720
   3,200    Tennessee Valley Authority, 8.63%,
              11/15/29..........................       3,313
                                                  ----------
  Total U.S. Government Agency                         5,314
                                                  ----------
U.S. GOVERNMENT AGENCY MORTGAGES (22.2%):
Fannie Mae (5.9%):
  10,000    5.63%, 3/15/01 (b)..................       9,982
      49    8.00%, 11/1/02, Pool #076220........          50
   3,196    7.00%, 4/1/03.......................       3,227
     205    6.90%, 12/25/03, Series 93-70, Class
              D.................................         207
     330    6.00%, 12/25/06, Series 93-212,
              Class PB..........................         328
     305    6.00%, 5/25/07, Series 93-209, Class
              G.................................         303
     725    7.50%, 9/25/07, Series 92-135, Class
              LC................................         740
     490    6.50%, 5/25/08, Series 93-55, Class
              K.................................         489
   2,000    6.50%, 9/25/08, Series 99-19, Class
              LA................................       2,006
     746    5.64%, 9/25/08, Series 93-175, Class
              FE................................         733
     615    6.00%, 12/25/08, Series 93-231,
              Class M...........................         602
   1,000    7.15%, 10/17/09, Series 97-M1, Class
              B.................................       1,014
     300    6.50%, 3/25/13, Series 93-140, Class
              H.................................         298
   8,686    6.50%, 5/1/13, Pool #251700.........       8,581
  14,658    6.00%, 1/1/14, Pool #440777.........      14,180
     626    12.50%, 1/1/16, Pool #303306........         711
   2,000    8.20%, 3/10/16 (b)..................       2,333
     130    5.70%, 6/25/17, Series X-225C, Class
              PD................................         130
   2,000    6.50%, 12/18/17, Series 98-17, Class
              TB................................       2,007
     349    9.30%, 5/25/18, Series 88-13, Class
              13-C..............................         367
      55    6.50%, 7/25/18, Series 93-8, Class
              PG................................          55
     739    5.50%, 2/25/19, Series 94-15, Class
              E.................................         736
      84    5.00%, 5/25/19, Series 93-19, Class
              G.................................          84
     297    6.50%, 12/18/17, Series 98-17, Class
              TB................................         331
     439    8.80%, 1/25/20, Series 90-1, Class
              D.................................         460
     280    6.00%, 2/25/20, Series 94-36, Class
              G.................................         277
     469    9.50%, 5/15/20, Series 38, Class
              38-D..............................         494
     346    8.75%, 9/25/20, Series 90-110, Class
              H.................................         359
     251    8.95%, 10/25/20, Series 90-117,
              Class E...........................         264
     311    6.00%, 10/25/20, Series 94-40, Class
              H.................................         308
     441    8.50%, 9/25/21, Series G-29, Class
              O.................................         457
   2,503    7.00%, 1/25/22, Series G92-15, Class
              Z.................................       2,500
   1,083    9.00%, 6/25/22, Series 92-79, Class
              Z.................................       1,186
     566    7.00%, 6/25/22, Series G92-30, Class
              Z.................................         566
   1,673    9.61%, 2/25/23, Series 1998-35,
              Class SV*.........................       1,509

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Fannie Mae, continued:
 $   168    7.50%, 3/25/23, Series 93-23, Class
              PZ................................  $      167
   1,638    6.50%, 4/25/23, Series 93-160, Class
              AJ................................       1,614
     482    7.00%, 5/25/23, Series 93-56, Class
              PZ................................         478
   2,000    0.00%, 6/25/23, Series 93-257, Class
              C.................................       1,193
     655    6.50%, 7/25/23, Series 96-59, Class
              K.................................         632
   3,500    7.00%, 7/18/24, Series 97-12, Class
              G.................................       3,514
   5,139    7.50%, 9/1/25, Pool #324179.........       5,212
     271    7.50%, 10/1/26, Pool #365997........         274
     262    7.50%, 2/1/27, Pool #250854.........         266
     975    7.50%, 4/18/27, Series 97-27, Class
              J.................................         994
     351    7.00%, 3/1/28, Pool #251569.........         348
   9,062    6.50%, 4/1/28, Pool #420165.........       8,783
                                                  ----------
                                                      81,349
                                                  ----------
Federal Home Loan Bank (0.3%):
   2,600    5.59%, 1/13/03......................       2,563
   1,500    5.09%, 10/7/08......................       1,356
                                                  ----------
                                                       3,919
                                                  ----------
Freddie Mac (12.3%):
   5,000    7.13%, 7/21/99......................       5,005
  18,000    0.00%, 8/15/02 (b)..................      14,993
      70    7.25%, 1/1/05, Pool #184093.........          70
     100    6.75%, 12/15/05, Series 1507, Class
              LC................................         101
     615    6.00%, 5/15/07, Series 1490, Class
              PJ................................         615
   2,000    6.25%, 9/15/07, Series 1701, Class
              PG................................       1,999
     129    8.75%, 4/1/08, Pool #160043.........         137
   1,631    0.00%, 5/15/08, Series 89 Class L...       1,342
     129    8.00%, 8/1/08, Pool #180531.........         133
     109    8.25%, 9/1/08, Pool #186743.........         112
   1,500    6.00%, 1/15/09, Series 1667, Class
              B.................................       1,428
   2,777    7.00%, 6/1/09, Pool #E00313.........       2,797
     158    8.00%, 8/1/09, Pool #256159.........         162
   4,344    7.50%, 5/1/11, Pool #E00438.........       4,423
   4,905    7.00%, 5/1/11, Pool #E00434.........       4,938
   4,379    7.00%, 6/1/11, Pool #E64220.........       4,408
   2,353    6.38%, 8/15/11, Series 1995, Class
              EM................................       2,358
   1,000    7.00%, 2/15/13, Series 1942, Class
              VD................................         986
     115    6.50%, 8/15/13, Series 1556, Class
              H.................................         111
  33,250    6.50%, 6/1/14.......................      32,844
     147    12.00%, 8/1/15, Pool #170269........         162
      54    7.50%, 11/1/16, Pool #280421........          54
      34    7.50%, 2/1/17, Pool #285128.........          35
      20    7.50%, 3/1/17, Pool #290818.........          21

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $    14    7.50%, 6/1/17, Pool #294569.........  $       14
     228    6.00%, 7/15/18, Series 1394, Class
              F.................................         228
     345    5.50%, 1/15/19, Series 1590, Class
              FA................................         339
   1,800    5.50%, 11/25/23, Series 24, Class
              G.................................       1,764
     174    12.00%, 7/1/19, Pool #555238........         191
   1,000    9.50%, 7/15/19, Series 11, Class
              D.................................       1,060
   1,150    6.00%, 12/15/19, Series 1666, Class
              E.................................       1,144
     735    6.00%, 6/15/20, Series 1614, Class
              H.................................         731
     543    9.20%, 10/15/20, Series 84, Class
              F.................................         572
     319    8.13%, 11/15/20, Series 81, Class
              A.................................         326
     500    9.10%, 1/15/21, Series 109, Class
              I.................................         520
     287    8.50%, 1/15/21, Series 1087, Class
              H.................................         289
     121    8.50%, 3/15/21, Series 131, Class
              D.................................         122
     289    6.50%, 12/15/21, Series 1552, Class
              GB................................         285
     250    6.25%, 3/15/22, Series 1671, Class
              F.................................         249
   3,635    8.00%, 6/15/22, Series 1316, Class
              Z.................................       3,757
   1,000    7.50%, 8/15/22, Series 1721, Class
              G.................................       1,022
     130    8.50%, 9/15/22, Series 198, Class
              Z.................................         134
     255    7.00%, 10/15/22, Series 1547, Class
              PK................................         257
   1,700    6.75%, 11/15/22, Series 1552, Class
              H.................................       1,682
     733    6.50%, 11/15/22, Series 1552, Class
              HB 3..............................         712
     802    6.00%, 5/15/23, Series 1630, Class
              PJ................................         761
  13,318    6.00%, 6/15/23, Series 1637, Class
              G.................................      12,962
     500    6.50%, 9/15/23, Series 1633, Class
              B.................................         491
   4,332    6.25%, 11/25/23, Series 24, Class
              J.................................       4,120
   8,056    6.50%, 1/1/24, Gold Pool #C80091....       7,866
     634    7.50%, 6/1/24, Pool #C80161.........         643
  10,004    7.00%, 9/1/24, Pool #G00271.........       9,944
   3,420    7.50%, 10/1/24, Pool #C80245........       3,471
   5,949    7.00%, 11/1/24, Pool #G00278........       5,913
     245    7.50%, 2/1/27, Pool #00496..........         248
     192    7.50%, 2/1/27, Pool #78499..........         195
   3,000    6.50%, 7/15/27, Series 2137, Class
              TG................................       2,876
   7,640    8.00%, 8/1/27, Gold Pool #G00747....       7,856
   2,855    7.00%, 8/1/27, Gold Pool #D81734....       2,835
     303    7.00%, 2/1/28, Pool #086005.........         301
   2,000    7.00%, 10/15/28, Series 2089, Class
              PJ................................         845
  10,000    6.00%, 11/15/28, Series 2091, Class
              PG................................       9,208
   5,001    6.50%, 6/1/29, Gold Pool #C00785....       4,846
                                                  ----------
                                                     170,013
                                                  ----------
Government National Mortgage Assoc. (3.3%):
     110    8.00%, 5/15/04, Pool #002597........         114
     255    7.50%, 6/15/07, Pool #017109........         262
      81    8.00%, 10/15/07, Pool #19860........          85
      20    8.00%, 10/15/07, Pool #20471........          21
     101    8.00%, 11/15/07, Pool #21064........         105
      34    8.00%, 1/15/08, Pool #21259.........          35

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $    86    8.00%, 5/15/08, Pool #23139.........  $       90
      62    9.00%, 4/15/16, Pool #159851........          66
      82    9.00%, 9/15/16, Pool #164740........          88
      26    9.00%, 11/15/16, Pool #193234.......          28
     106    9.00%, 12/15/16, Pool #190783.......         113
      46    9.00%, 12/15/16, Pool #151253.......          49
     510    9.00%, 12/15/16, Pool #190923.......         544
      89    9.00%, 12/15/16, Pool #183237.......          95
     166    9.00%, 1/15/17, Pool #180482........         177
       5    9.00%, 5/15/17, Pool #2003439.......           6
   1,977    7.50%, 10/15/22, Pool #297656.......       2,007
     257    7.00%, 1/15/23, Pool #339885........         255
     363    7.00%, 2/15/24, Pool #376855........         360
     682    7.00%, 4/15/24, Pool #359713........         675
      59    7.00%, 4/15/24, Pool #389850........          58
     114    7.00%, 4/15/24, Pool #380930........         113
   1,655    9.00%, 11/15/24, Pool #780029.......       1,764
   4,174    7.50%, 7/15/26, Pool #430999........       4,232
     377    8.00%, 8/20/26, Pool #2270..........         386
     304    7.75%, 2/15/27, Pool #438633........         312
     269    7.50%, 2/15/27, Pool #442422........         272
     232    8.00%, 3/20/27, Pool #2397..........         237
   1,500    7.50%, 5/16/27, Series 97-8, Class
              PN................................       1,525
   2,366    8.00%, 6/20/27, Pool #2445..........       2,418
   5,384    7.50%, 7/20/27, Pool #2457..........       5,425
     359    7.00%, 11/15/27, Pool #460982.......         356
   9,481    6.50%, 2/15/28, Pool #460759........       9,156
     346    8.00%, 4/20/28, Pool #002581........         353
     366    8.00%, 6/20/28, Pool #002606........         374
   1,242    8.00%, 7/20/28, Pool #2619..........       1,269
   2,279    8.00%, 8/20/28, Pool #2633..........       2,328
   9,874    6.00%, 11/15/28, Pool #486678.......       9,271
                                                  ----------
                                                      45,024
                                                  ----------
US Government Agency (0.4%):
   2,033    Federal Housing Administration,
              7.43%, 8/1/20.....................       2,053
   2,807    Federal Housing Administration,
              Greystone Series 96-2, 7.43%,
              11/1/22...........................       2,830
                                                  ----------
                                                       4,883
                                                  ----------
  Total U.S. Government Agency Mortgages             305,188
                                                  ----------
U.S. TREASURY OBLIGATIONS (26.2%):
U.S. Treasury Bonds (23.9%):
   8,500    6.63%, 6/30/01 (b)..................       8,675
   2,250    13.38%, 8/15/01 (b).................       2,597
  20,000    6.25%, 6/30/02 (b)..................      20,325
  39,500    6.25%, 2/15/03 (b)..................      40,179

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Bonds, continued:
 $ 9,600    11.88%, 11/15/03 (b)................  $   11,805
  10,500    7.88%, 11/15/04 (b).................      11,468
  33,500    10.75%, 8/15/05 (b).................      41,667
   6,800    6.25%, 2/15/07 (b)..................       6,930
  14,000    6.63%, 5/15/07 (b)..................      14,586
  38,815    12.75%, 11/15/10 (b)................      52,316
   3,385    10.38%, 11/15/12 (b)................       4,310
     750    7.25%, 5/15/16 (b)..................         823
   5,500    7.50%, 11/15/16 (b).................       6,184
     735    8.75%, 5/15/17 (b)..................         925
  19,925    8.88%, 8/15/17 (b)..................      25,386
  14,000    9.00%, 11/15/18.....................      18,165
   1,150    8.50%, 2/15/20 (b)..................       1,439
  13,085    8.13%, 5/15/21 (b)..................      15,894
  13,450    8.13%, 8/15/21 (b)..................      16,367
   7,125    8.00%, 11/15/21 (b).................       8,574
  17,600    7.13%, 2/15/23 (b)..................      19,448
     750    6.13%, 11/15/27 (b).................         743
                                                  ----------
                                                     328,806
                                                  ----------
U.S. Treasury Inflation Protected Bonds (0.3%):
   1,038    3.63%, 7/15/02......................       1,028
   2,727    3.38%, 1/15/07 (b)..................       2,615
   1,027    3.63%, 4/15/28......................         971
                                                  ----------
                                                       4,614
                                                  ----------
U.S. Treasury STRIPS (2.0%):
     308    5/15/13.............................         130
     230    5/15/17.............................          74
     800    8/15/17 (b).........................         255
  10,000    4/15/19.............................       2,788
  85,000    10/15/19............................      23,079
   5,000    10/15/19............................       1,352
                                                  ----------
                                                      27,678
                                                  ----------
  Total U.S. Treasury Obligations                    361,098
                                                  ----------
INVESTMENT COMPANIES (1.1%):
  14,826    One Group Prime Money Market Fund,
              Class I...........................      14,826
                                                  ----------
  Total Investment Companies                          14,826
                                                  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL (19.9%):
Master Notes (1.7%):
   6,997    Bear Stearns Mortgage Capital,
              6.27%, 7/6/99*....................       6,997
   6,997    Merrill Lynch, 6.20%, 7/1/99*.......       6,997
   3,779    NationsBanc Capital Markets, 6.20%,
              7/1/99*...........................       3,779

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Master Notes, continued:
 $ 2,519    PHH CFC Leasing, 5.10%, 8/11/99*....  $    2,519
   2,939    Willamette Industries, Inc., 5.07%,
              9/14/99*..........................       2,939
                                                  ----------
                                                      23,231
                                                  ----------
Put Bonds (10.7%):
  13,996    Amex Centurion, 5.10%, 5/5/00*......      13,996
   6,997    Bear Stearns, 6.23%, 1/7/00*........       6,997
   6,997    Branch Banking and Trust, 5.14%,
              5/25/00*..........................       6,994
   5,598    Caterpillar Finance, 5.20%,
              5/1/01*...........................       5,598
   6,997    Chase Manhattan, 5.26%, 5/6/02*.....       6,997
   6,997    Chase Manhattan, 5.17%, 5/4/01*.....       6,997
   6,997    Fleet National Bank, 5.07%,
              4/18/00*..........................       6,997
   6,997    Ford Motor Credit, 5.14%,
              11/27/00*.........................       7,070
   6,997    GMAC MTN, 5.23%, 4/30/01*...........       6,997
   6,997    GMAC MTN, 5.22%, 5/3/01*............       6,997
   4,198    Greenwich Capital Markets, 5.41%,
              7/9/01*...........................       4,198
   9,797    Jackson National, 6.37%, 5/15/00*...       9,797
   6,997    JP Morgan and Co., 5.16%, 5/4/01*...       6,997
   6,997    JP Morgan and Co., 5.10%, 5/4/00*...       6,997
   9,797    Liberty Lighthouse, 5.15%,
              5/5/00*...........................       9,797
   6,997    Merrill Lynch, 5.31%, 5/6/02*.......       6,997
   6,997    Salomon Smith Barney, 5.38%,
              4/12/01*..........................       6,997
   6,997    Sigma Finance, Inc., 5.14%,
              3/31/00*..........................       6,997
  12,596    SPARCC, 5.38%, 3/24/00*.............      12,596
                                                  ----------
                                                     147,013
                                                  ----------
Repurchase Agreements (7.5%):
  20,992    Goldman Sachs, 6.09%, 7/1/99
              (Collateralized by $22,263 various
              Corporate Bonds, 5.33% - 9.88%,
              10/1/99 - 10/30/45, market value
              $22,155)..........................      20,992
  12,683    Lehman Brothers, 5.85%, 7/1/99
              (Collateralized by $13,318 various
              Commercial Paper, 0.00% - 5.06%,
              9/20/99 - 10/4/99, market value
              $13,318)..........................      12,683
  41,985    Merrill Lynch, 6.10%, 7/1/99
              (Collateralized by $44,186 various
              Commercial Paper, 0.00% - 5.12%,
              7/8/99 - 8/2/99, market value
              $44,084)..........................      41,985

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Income Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Repurchase Agreements, continued:
 $27,989    Paine Webber, 6.00%, 7/1/99,
              (Collateralized by $29,768 various
              Corporate Bonds, 6.00% - 9.45%,
              6/15/00 - 11/15/46, market value
              $29,389)..........................  $   27,989
                                                  ----------
                                                     103,649
                                                  ----------
  Total Short-Term Securities Held as Collateral     273,893
                                                  ----------
Total (Cost $1,670,661) (a)                       $1,673,139
                                                  ==========

------------

Percentages indicated are based on net assets of $1,376,614.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $118. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................    $ 24,908
                   Unrealized depreciation......................     (22,548)
                                                                    --------
                   Net unrealized appreciation..................    $  2,360
                                                                    ========

(b) A portion of this security was loaned as of June 30, 1999.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $6,249 or .45% of net assets.

(d) The Fund invests in securities whose value is derived from an underlying pool of mortgages or consumer loans. Descriptions of certain collateralized mortgage obligations are as follows:

    Collateralized Mortgage Obligations (CMO) are debt securities issued by U.S. government agencies, or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture.

    Interest Only (IO) represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

    Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

* The interest rate for this variable rate note, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1999.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Government Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
 U.S. GOVERNMENT AGENCY MORTGAGES (68.0%):
 Fannie Mae (16.6%):
 $ 5,585    6.00%, 3/1/01, Pool #50783..........  $    5,563
      70    7.00%, 9/1/02, Pool #250355.........          70
   3,196    7.00%, 4/1/03, Pool #303876.........       3,227
      80    7.50%, 5/1/03, Pool #347175.........          81
     894    7.50%, 7/1/03, Pool #250656.........         906
      34    6.50%, 4/1/04, Pool #85019..........          34
     100    8.00%, 5/25/05, Series 1992-146 D...         103
   5,635    7.00%, 7/17/05, Series 97-26 GD.....       5,707
     150    6.25%, 2/25/07, Series 1993-129,
              Class E...........................         149
   2,000    7.35%, 6/25/07, Pool 1993-11 N......       2,042
   1,432    7.00%, 9/1/07, Pool #185265.........       1,442
   2,156    7.00%, 4/1/08, Pool #211750.........       2,172
   1,000    6.25%, 1/25/09, Series 1994-12 C,
              CMO...............................         978
   8,000    6.00%, 6/25/09, Series 1994-86 PJ,
              CMO...............................       7,587
   2,285    7.00%, 7/1/10, Pool #250326.........       2,299
   1,572    6.50%, 12/1/10, Pool #332301........       1,553
   9,819    6.00%, 3/1/11, Pool #340683.........       9,520
   9,394    6.00%, 1/17/13, Series 98-37 VB,
              CMO...............................       8,672
  10,000    6.50%, 6/25/13, Series 94-1 K.......       9,971
   3,596    6.35%, 8/25/13, Series 1993-225B VG,
              CMO...............................       3,551
   2,390    7.50%, 6/1/14, Pool #250081.........       2,428
   1,969    7.50%, 7/1/14, Pool #250082.........       2,000
      72    10.00%, 10/1/16, Pool #70110........          78
   4,162    10.00%, 9/1/17, Pool #303969........       4,524
   4,349    9.50%, 6/25/18, Series 1988-16 B,
              CMO...............................       4,659
     269    10.00%, 10/1/19, Pool #231675.......         292
   5,058    7.00%, 5/25/20, Series 1990-57......       5,093
     140    10.00%, 7/1/20, Pool #050318........         152
   5,584    6.50%, 5/25/21, Series 1992-205 K,
              CMO...............................       5,457
   5,000    7.00%, 9/25/21, Series G92-64 K,
              CMO...............................       5,035
     194    10.00%, 11/1/21, Pool #208372.......         211
     182    10.00%, 11/1/21, Pool #208374.......         198
   5,150    6.55%, 12/25/21, Pool #1993-137 PH,
              CMO...............................       5,118
   1,000    7.25%, 5/25/22, Series G93-9, Class
              K.................................         992
     800    7.50%, 7/25/22, Series G92-35,
              CMO...............................         814
  10,785    6.50%, 2/17/23, Series G94-12 C,
              CMO...............................      10,372
   5,000    6.50%, 5/25/23, Series 1994-110 H,
              CMO...............................       4,913
   7,400    7.00%, 9/25/23, Pool #1993-155 PJ...       7,454
   9,094    6.35%, 12/25/23, Series 1994-43 PJ,
              CMO...............................       8,590
   5,042    7.00%, 1/25/24, Series 1994-62 PJ,
              CMO...............................       5,078
   5,838    7.00%, 2/1/24, Pool #190257.........       5,798
  10,556    6.00%, 3/15/24, Pool #1994-51.......       9,443
   1,301    9.00%, 12/1/24, Pool #353898........       1,385
   2,853    7.00%, 8/1/25, Pool #315500.........       2,833
  18,011    6.50%, 3/1/28, Pool #251613.........      17,454
                                                  ----------
                                                     175,998
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac (30.7%):
 $     2    7.00%, 4/1/00, Pool #253036.........  $        2
   4,628    6.00%, 5/1/01, Pool #G50347.........       4,603
   2,634    7.50%, 11/15/01, Pool #1318-JB,
              CMO...............................       2,674
   1,012    6.70%, 5/15/05, Pool #1233-F, CMO...       1,016
     360    9.00%, 11/1/05, Pool #B0-0203.......         375
     382    9.00%, 5/1/06, Pool #B0-0282........         395
   1,000    7.00%, 10/15/06, Series 1150, Class
              I.................................       1,011
   3,425    7.00%, 9/15/07, Series 1457, Class
              PJ, CMO...........................       3,467
   4,850    6.50%, 4/15/08, Series 1489, Class
              I, CMO............................       4,765
   3,291    7.50%, 4/1/09, Gold Pool #E00315....       3,352
  16,500    6.50%, 9/15/09, Series 1838, Class
              G, CMO............................      16,493
   2,028    8.50%, 1/1/10, Gold Pool #G10305....       2,102
   4,305    6.00%, 4/1/14, Pool #E76438.........       4,168
  16,780    6.00%, 4/1/14, Pool #E76504.........      16,248
  39,000    6.50%, 6/1/14, Pool #E00678.........      38,556
       2    9.50%, 4/1/16, Pool #170161.........           2
     151    9.00%, 10/1/17, Gold Pool #A00756...         162
     123    9.00%, 4/1/18, Gold Pool #A01143....         130
      33    9.00%, 10/1/20, Gold Pool #A01134...          36
      39    9.00%, 1/1/21, Gold Pool #A00948....          41
     500    7.25%, 2/15/21, Series 1464, CMO....         507
   5,000    6.00%, 3/15/21, Series 2081, CMO....       4,952
      19    9.00%, 4/1/21, Gold Pool #D04193....          20
      52    9.00%, 6/1/21, Gold Pool #A01017....          56
      55    9.00%, 7/1/21, Gold Pool #A01093....          59
      28    9.00%, 9/1/21, Gold Pool #D32271....          30
      24    9.00%, 11/1/21, Gold Pool #C00078...          26
      57    9.00%, 11/1/21, Gold Pool #D11866...          60
      48    9.00%, 11/1/21, Gold Pool #D11191...          51
     158    9.00%, 5/1/22, Gold Pool #D19203....         168
     900    7.00%, 8/25/22, Series 13, Class
              PL................................         903
  10,000    5.50%, 9/15/22, Series 1367-K.......       8,816
   5,200    6.50%, 11/15/22, Pool #1152.........       5,058
   2,817    7.00%, 4/15/23, Pool #348645........       2,795
   5,098    10.00%, 10/15/23, Series 1591 E,
              CMO...............................       5,719
   8,837    6.00%, 10/15/23, Series 1785 A......       8,155

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Government Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Freddie Mac, continued:
 $17,851    5.00%, 11/15/23, Series 1686 PG,
              CMO...............................  $   17,357
   7,854    6.50%, 1/1/24, Gold Pool #C80091....       7,668
   2,230    8.50%, 5/1/24, Gold Pool #G00229....       2,341
   1,865    8.50%, 7/1/24, Gold Pool #C00354....       1,954
   1,898    7.50%, 9/1/24, Gold Pool #D56307....       1,926
   2,726    8.00%, 11/1/24, Gold Pool #C00376...       2,807
   1,811    7.50%, 8/1/25, Gold Pool #C00414....       1,837
   2,944    7.00%, 8/1/25, Gold Pool #C00418....       2,924
   2,322    8.00%, 9/1/25, Gold Pool #D63705....       2,389
   2,524    7.00%, 9/1/25, Gold Pool #D63303....       2,507
   8,621    7.00%, 4/1/26, Gold Pool #D69811
              (d)...............................       8,562
   3,777    6.50%, 6/1/26, Pool #250575.........       3,673
  10,000    6.50%, 10/17/26, Series 1985, Class
              PL................................       9,668
  10,500    6.00%, 2/15/27, CMO.................       9,829
  14,000    6.25%, 4/15/27, Series 2018 PE......      13,018
  30,000    6.00%, 2/15/28, CMO.................      28,082
  10,000    6.50%, 6/15/28, Series 2064 PD......       9,481
   3,898    8.50%, 7/1/28, Gold Pool #G00981....       4,079
   5,000    6.50%, 8/15/28, Series 2080 PJ......       4,732
   7,000    6.25%, 8/15/98, Series 2075 PM......       6,442
  14,000    6.50%, 10/25/28, Series 1998-64,
              Class TM..........................      13,100
   4,894    6.50%, 2/1/29, Pool #C22459.........       4,744
  28,865    6.50%, 4/1/29, Pool #C00742.........      27,973
   2,495    6.50%, 4/1/29, Gold Pool #C24553....       2,418
                                                  ----------
                                                     326,484
                                                  ----------
Government National Mortgage Assoc. (20.7%):
       5    10.00%, 9/15/00, Pool #138814.......           5
      11    8.50%, 6/15/01, Pool #166491........          11
       2    8.50%, 7/15/01, Pool #161997........           2
      28    9.50%, 9/15/01, Pool #180786........          30
       2    9.00%, 9/15/01, Pool #174330........           2
      18    9.00%, 9/15/01, Pool #166928........          19
      26    8.50%, 11/15/01, Pool #179383.......          27
      17    9.00%, 12/15/01, Pool #187723.......          17
      18    8.50%, 12/15/01, Pool #199837.......          19
      30    8.00%, 3/15/02, Pool #205933........          31
       5    9.00%, 7/15/02, Pool #227176........           6
      76    9.00%, 5/15/03, Pool #154134........          79
      81    9.00%, 6/15/05, Pool #283904........          85
      36    9.00%, 8/15/05, Pool #291836........          37
      26    9.00%, 9/15/05, Pool #292898........          28
      12    9.00%, 9/15/05, Pool #295227........          12
      32    8.00%, 7/15/06, Pool #11337.........          34
      20    7.50%, 7/15/07, Pool #17316.........          21
      51    8.00%, 8/15/07, Pool #18677.........          53
      30    8.00%, 8/15/07, Pool #18539.........          31
      81    7.50%, 12/15/07, Pool #338189.......          83

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $   765    6.50%, 7/15/08, Pool #349693........  $      765
      43    9.00%, 11/15/08, Pool #27932........          46
      90    6.50%, 3/15/09, Pool #367398........          90
      64    9.00%, 4/15/09, Pool #30352.........          68
      12    9.00%, 5/15/09, Pool #32214.........          12
   2,052    6.50%, 5/15/09, Pool #366779........       2,048
       2    9.50%, 7/15/09, Pool #34487.........           3
     100    9.50%, 9/15/09, Pool #34878.........         108
      22    9.50%, 10/15/09, Pool #36804........          24
      18    11.00%, 11/15/09, Pool #37615.......          20
       0    12.00%, 4/15/15, Pool #125262 (b)...           0
      12    11.00%, 6/15/15, Pool #130125.......          14
      38    9.00%, 5/15/16, Pool #149877........          41
      43    9.00%, 6/15/16, Pool #166130........          46
       8    9.00%, 6/15/16, Pool #157147........           9
       9    9.50%, 7/15/16, Pool #166772........          10
      74    9.00%, 7/15/16, Pool #144968........          79
      43    9.00%, 7/15/16, Pool #167475........          45
     100    9.00%, 7/15/16, Pool #151273........         106
      59    9.00%, 7/15/16, Pool #158921........          63
      72    9.50%, 8/15/16, Pool #177531........          78
      89    9.00%, 9/15/16, Pool #179044........          95
     199    9.00%, 9/15/16, Pool #169908........         212
      50    9.00%, 10/15/16, Pool #173089.......          54
      50    9.00%, 11/15/16, Pool #183868.......          53
      84    9.00%, 11/15/16, Pool #156478.......          90
      10    9.50%, 1/15/17, Pool #185619........          11
     196    9.00%, 2/15/17, Pool #195058........         209
      11    9.00%, 2/15/17, Pool #201757........          12
     175    9.00%, 6/15/17, Pool #219079........         187
     263    9.50%, 8/15/17, Pool #201217........         284
      26    9.50%, 8/15/17, Pool #224015........          28
      31    9.50%, 8/15/17, Pool #218841........          34
      11    9.00%, 8/15/17, Pool #225825........          12
      75    9.00%, 6/15/18, Pool #238161........          80
      39    9.50%, 8/15/18, Pool #248390........          42
       1    9.00%, 10/15/18, Pool #253188.......           1
      37    9.50%, 12/15/18, Pool #263400.......          40
      81    10.00%, 4/15/19, Pool #257047.......          88
      26    10.00%, 5/15/19, Pool #269607.......          29
       2    9.00%, 10/15/19, Pool #267676.......           2
      28    9.00%, 11/15/19, Pool #162768.......          30
     153    9.50%, 12/15/19, Pool #281696.......         165
      44    9.00%, 1/15/20, Pool #283138........          47
      21    9.00%, 2/15/20, Pool #276157........          23
      18    9.00%, 3/15/20, Pool #285283........          19
      33    9.50%, 9/15/20, Pool #292918........          36
      46    9.50%, 12/15/20, Pool #291865.......          50
   7,116    9.00%, 8/15/21, Pool #306081........       7,578

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Government Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $ 2,124    9.00%, 12/15/21, Pool #780284.......  $    2,263
      23    7.50%, 2/15/22, Pool #324025........          23
     255    8.00%, 7/15/22, Pool #321560........         263
     467    7.50%, 8/15/22, Pool #337141........         474
      26    7.00%, 10/15/22, Pool #337175.......          25
     147    7.00%, 11/15/22, Pool #323008.......         146
      24    7.00%, 12/15/22, Pool #339969.......          24
     280    7.00%, 1/15/23, Pool #342248........         277
     260    7.00%, 1/15/23, Pool #341536........         257
     378    7.00%, 1/15/23, Pool #332022........         375
     206    7.00%, 1/15/23, Pool #346214........         204
      34    7.00%, 1/15/23, Pool #321675........          34
      34    7.00%, 3/15/23, Pool #350110........          34
     602    7.00%, 5/15/23, Pool #221604........         597
      44    7.00%, 5/15/23, Pool #338005........          43
     593    7.00%, 5/15/23, Pool #346572........         589
     619    7.00%, 5/15/23, Pool #342348........         614
     622    7.00%, 5/15/23, Pool #351041........         617
     244    6.50%, 5/15/23, Pool #343208........         237
   4,039    7.50%, 6/15/23, Pool #359588........       4,098
   2,901    7.50%, 6/15/23, Pool #358801........       2,943
      74    6.50%, 6/15/23, Pool #346624........          72
      46    6.50%, 6/15/23, Pool #358250........          45
     320    6.50%, 6/15/23, Pool #348677........         311
      46    6.50%, 6/15/23, Pool #349788........          45
     659    7.00%, 7/15/23, Pool #346673........         654
      17    7.00%, 7/15/23, Pool #350709........          17
     435    7.00%, 7/15/23, Pool #360697........         431
     134    7.00%, 7/15/23, Pool #357782........         133
     242    7.00%, 7/15/23, Pool #358382........         240
     202    7.00%, 7/15/23, Pool #325977........         200
     640    7.00%, 7/15/23, Pool #362982........         635
     253    7.00%, 7/15/23, Pool #353569........         251
      25    7.00%, 7/15/23, Pool #354538........          24
     315    7.00%, 7/15/23, Pool #360889........         313
     261    6.50%, 7/15/23, Pool #322200........         253
     111    6.50%, 8/15/23, Pool #359027........         108
     476    6.50%, 8/15/23, Pool #356717........         463
     338    6.50%, 8/15/23, Pool #353137........         329
     121    6.50%, 8/15/23, Pool #360713........         117
     288    6.50%, 8/15/23, Pool #344505........         280
     223    6.50%, 8/15/23, Pool #360738........         217
      41    6.50%, 9/15/23, Pool #339041........          40
     567    6.50%, 9/15/23, Pool #345375........         551
   2,570    8.00%, 10/15/23, Pool #354681.......       2,648
     180    6.50%, 10/15/23, Pool #345391.......         175
     338    6.00%, 10/15/23, Pool #364717.......         320
     310    6.00%, 10/15/23, Pool #345389.......         293

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $    33    6.00%, 10/15/23, Pool #370006.......  $       31
     506    6.50%, 11/15/23, Pool #369356.......         492
      15    6.50%, 11/15/23, Pool #370927.......          15
      26    6.50%, 12/15/23, Pool #370289.......          25
     126    6.50%, 12/15/23, Pool #349944.......         122
     874    6.50%, 12/15/23, Pool #349265.......         850
      67    6.50%, 12/15/23, Pool #365740.......          66
     480    6.50%, 12/15/23, Pool #369830.......         466
     438    6.50%, 1/15/24, Pool #379127........         426
   1,142    6.50%, 2/15/24, Pool #362341........       1,110
     335    6.50%, 2/15/24, Pool #389200........         325
     338    6.50%, 2/15/24, Pool #371999........         328
     251    6.50%, 2/15/24, Pool #370338........         244
     134    6.50%, 2/15/24, Pool #380818........         130
  17,430    6.50%, 2/15/24, Pool #354747........      16,941
     933    7.00%, 2/16/24, Series 1996-21 D,
              CMO...............................         899
   1,144    7.00%, 3/15/24, Pool #379328........       1,133
     442    7.00%, 3/15/24, Pool #391552........         438
     780    7.00%, 4/15/24, Pool #355128........         773
   1,415    7.00%, 4/15/24, Pool #379001........       1,402
     290    7.50%, 6/15/24, Pool #388747........         294
      56    7.50%, 6/15/24, Pool #389827........          57
   1,820    8.00%, 9/15/24, Pool #403212........       1,874
     161    8.00%, 9/15/24, Pool #393908........         165
     514    8.50%, 10/15/24, Pool # 407073......         539
   4,729    9.00% 11/15/24, Pool #780029........       5,039
     102    8.00%, 6/15/25, Pool # 385370.......         105
     117    7.50%, 6/15/25, Pool #401860........         119
   1,091    8.00%, 7/15/25, Pool #377557........       1,123
     865    7.25%, 12/15/25, Pool #411361.......         870
      74    7.50%, 3/15/26, Pool #381163........          75
   3,158    7.50%, 3/15/26, Pool #422308........       3,202
   5,462    8.00%, 7/15/26, Pool #412644........       5,623
     115    8.00%, 8/15/26, Pool #436445........         118
   6,101    8.00%, 12/20/26, Pool #2344.........       6,235
   1,396    7.50%, 3/15/27, Pool #432398........       1,414
  14,500    6.50%, 6/20/27, Series 1997-19 PJ...      13,845
   5,125    6.00%, 7/20/27, Pool #80094.........       5,175
  15,000    6.25%, 8/20/27, Series 98-1 PD......      14,040
   6,654    7.50%, 1/15/28, Pool #461625........       6,739
  10,745    7.50%, 2/15/28, Pool #462562........      10,882
  28,179    6.50%, 4/15/28, Pool #410875........      27,212
      81    7.00%, 6/15/28, Pool #472679........          80
  11,887    7.50%, 7/15/28, Pool #780828........      12,052
   9,990    6.50%, 7/15/28, Pool #481819........       9,647
   5,000    6.50%, 9/20/28, Series 1998-22 PD...       4,756
   4,770    7.00%, 11/15/28, Pool #469699.......       4,720
  10,658    6.50%, 4/15/29, Pool #487601........      10,287

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Government Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY MORTGAGES, CONTINUED:
Government National Mortgage Assoc., continued:
 $ 9,794    8.00%, 11/20/29, Pool #2512.........  $   10,009
                                                  ----------
                                                     219,632
                                                  ----------
  Total U.S. Government Agency Mortgages             722,114
                                                  ----------
U.S. GOVERNMENT AGENCY SECURITIES (12.1%):
Fannie Mae (4.0%):
   3,000    8.90%, 6/12/00......................       3,090
  15,000    7.16%, 5/11/05......................      15,516
  15,000    5.00%, 2/2/06 (c)...................      14,688
  10,000    6.70%, 6/19/07 (c)..................      10,111
                                                  ----------
                                                      43,405
                                                  ----------
Federal Agricultural Mortgage Corp. (0.0%):
     500    7.56%, 5/28/02......................         519
                                                  ----------
Federal Farm Credit Bank (0.0%):
     255    8.65%, 10/1/99......................         257
                                                  ----------
Federal Home Loan Bank (1.0%):
  10,000    5.91%, 12/23/02 (c).................       9,961
     500    7.50%, 8/10/04......................         526
                                                  ----------
                                                      10,487
                                                  ----------
Financial Corporation STRIPS (0.2%):
     180    10/5/05.............................         121
     334    12/27/05............................         222
     500    10/6/06.............................         316
   1,000    11/11/06............................         628
     500    12/27/06............................         311
                                                  ----------
                                                       1,598
                                                  ----------
Freddie Mac (0.8%):
   2,000    6.44%, 1/28/00......................       2,011
   4,500    7.00%, 11/18/02 (c).................       4,650
     250    7.93%, 1/20/05......................         269
      21    7.25%, 5/1/07, Pool #185801.........          21
     375    9.00%, 8/1/09, Pool #279063.........         397
     653    9.00%, 12/1/09, Pool #256360........         687
                                                  ----------
                                                       8,035
                                                  ----------
Resolution Funding Corp. (3.4%):
  53,000    Principal STRIPS, 7/15/20 (c).......      13,799
  50,000    Principal STRIPS, 7/15/20 (c).......      12,911
  25,000    Principal STRIPS, 10/15/20..........       6,542
  15,000    Principal STRIPS, 4/15/28...........       2,432
   5,000    Principal STRIPS, 4/15/30 (c).......         752
                                                  ----------
                                                      36,436
                                                  ----------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY SECURITIES, CONTINUED:
Tennessee Valley Authority (2.7%):
 $ 3,000    8.38%, 10/1/99, Series 89-D.........  $    3,020
  25,000    6.24%, 7/15/45, Putable on 7/15/01 @
              100 (c)...........................      25,227
                                                  ----------
                                                      28,247
                                                  ----------
  Total U.S. Government Agency Securities            128,984
                                                  ----------
U.S. TREASURY OBLIGATIONS (16.7%):
U.S. Treasury Bonds (4.7%):
   1,000    9.38%, 2/15/06 (c)..................       1,188
  25,000    8.13%, 8/15/19 (c)..................      30,132
   2,500    7.13%, 2/15/23 (c)..................       2,763
  10,000    6.25%, 8/15/23 (c)..................      10,013
   6,000    6.13%, 11/15/27 (c).................       5,945
                                                  ----------
                                                      50,041
                                                  ----------
U.S. Treasury Inflation Protected Bonds (1.4%):
  15,428    3.63%, 1/15/08 (c)..................      14,999
                                                  ----------
U.S. Treasury Notes (9.2%):
     100    8.00%, 8/15/99......................         100
   3,000    7.13%, 9/30/99 (c)..................       3,017
   1,500    6.00%, 10/15/99.....................       1,505
   1,400    7.88%, 11/15/99 (c).................       1,415
     150    6.38%, 1/15/00......................         151
   2,850    8.50%, 2/15/00 (c)..................       2,909
     650    5.50%, 4/15/00 (c)..................         651
   4,500    6.13%, 7/31/00 (c)..................       4,535
   2,775    8.75%, 8/15/00 (c)..................       2,875
  32,800    6.25%, 4/30/01 (c)..................      33,210
   1,000    7.88%, 8/15/01 (c)..................       1,046
   5,425    6.38%, 8/15/02 (c)..................       5,530
  19,000    5.50%, 1/31/03 (c)..................      18,875
     150    6.25%, 2/15/03......................         153
   2,150    5.75%, 8/15/03 (c)..................       2,151
   1,500    5.88%, 2/15/04 (c)..................       1,508
   5,500    6.50%, 8/15/05 (c)..................       5,672
  14,000    5.50%, 8/15/28 (c)..................      12,788
                                                  ----------
                                                      98,091
                                                  ----------
U.S. Treasury STRIPS (1.4%):
   5,000    8/15/02.............................       4,195
  50,000    2/15/25 (c).........................      10,511
                                                  ----------
                                                      14,706
                                                  ----------
  Total U.S. Treasury Obligations                    177,837
                                                  ----------
INVESTMENT COMPANIES (2.8%):
  29,467    One Group Government Money Market
              Fund..............................      29,467
                                                  ----------
  Total Investment Companies                          29,467
                                                  ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Government Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
 SHORT-TERM SECURITIES HELD AS COLLATERAL (3.6%):
Repurchase Agreements (3.6%):
 $26,162    Bear Stearns, 5.00%, 7/1/99
              (Collateralized by $29,613 various
              U.S. Government Securities,
              6.00% - 7.50%, 8/15/07 - 4/16/29,
              market value $27,084).............  $   26,162

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   ------------------------------------  ----------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Repurchase Agreements, continued:
 $11,542    Lehman Brothers, 4.91%, 7/1/99
              (Collateralized by $11,846 various
              U.S. Government Securities,
              0.00% - 8.00%, 4/1/09 - 6/1/28,
              market value $11,846).............  $   11,542
                                                  ----------
  Total Short-Term Securities Held as Collateral      37,704
                                                  ----------
Total (Cost $1,100,815) (a)                       $1,096,106
                                                  ==========

------------
Percentages indicated are based on net assets of $1,061,881.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $234. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................    $ 14,032
                   Unrealized depreciation......................     (18,975)
                                                                    --------
                   Net unrealized appreciation (depreciation)...    $ (4,943)
                                                                    ========

(b) Amount less than $1,000.

(c) A portion of this security was loaned as of June 30, 1999.

(d) Serves as collateral for Futures Contracts.

 NUMBER                                               OPENING           CURRENT
   OF                                                POSITIONS        MARKET VALUE
CONTRACTS               CONTRACT TYPE                  (000)             (000)
---------               -------------                ---------        ------------
             Long Bond U.S. 20 Year, September
   100       1999 Futures                             $11,801           $11,591

(e) The Fund invests in securities whose value is derived from an underlying pool of mortgages or consumer loans. Descriptions of certain collateralized mortgage obligations are as follows:

    Collateralized Mortgage Obligations (CMO) are debt securities issued by U.S. government agencies, or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture.

* The interest rate for this variable rate note, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1999.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Treasury & Agency Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
U.S. GOVERNMENT AGENCY (34.5%):
 Federal Farm Credit Bank (9.0%):
 $ 3,000    5.90%, 10/21/05.......................  $  2,854
   7,000    7.16%, 5/15/06........................     7,207
   3,100    7.60%, 7/24/06........................     3,269
   3,000    5.38%, 2/11/08........................     2,864
   2,000    5.87%, 9/2/08.........................     1,910
   2,000    5.93%, 7/6/10.........................     1,899
                                                    --------
                                                      20,003
                                                    --------
Federal Home Loan Bank (9.6%):
   6,840    5.79%, 12/1/03........................     6,692
   5,000    5.51%, 12/29/03.......................     4,849
   4,000    8.22%, 11/17/04.......................     4,337
   1,000    5.94%, 12/1/05........................       970
   5,000    5.89%, 7/7/08.........................     4,803
                                                    --------
                                                      21,651
                                                    --------
FICO Strips (3.9%):
   2,425    0.00%, 8/8/01.........................     2,143
   3,675    0.00%, 6/27/02........................     3,075
   4,051    0.00%, 8/8/02.........................     3,365
                                                    --------
                                                       8,583
                                                    --------
Student Loan Marketing Association (5.4%):
   4,000    7.20%, 11/9/00........................     4,076
   8,000    5.20%, 3/2/01.........................     7,922
                                                    --------
                                                      11,998
                                                    --------
Tennessee Valley Authority (6.6%):
  10,000    6.13%, 7/15/03........................     9,900
   5,000    5.00%, 12/18/03.......................     4,757
                                                    --------
                                                      14,657
                                                    --------
  Total U.S. Government Agency                        76,892
                                                    --------
U.S. TREASURY OBLIGATIONS (63.9%):
U.S. Treasury Bonds (34.1%):
  26,000    11.63%, 11/15/02 (b)..................    30,599
  15,000    7.63%, 2/15/07 (b)....................    15,558
  22,000    12.75%, 11/15/10 (b)..................    29,652
                                                    --------
                                                      75,809
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Inflation Protected Bonds (3.6%):
 $ 8,390    3.38%, 1/15/07 (b)....................  $  8,049
                                                    --------
U.S. Treasury Notes (26.2%):
  10,000    7.75%, 11/30/99.......................    10,113
   2,000    6.63%, 6/30/01........................     2,041
  35,000    6.25%, 2/28/02........................    35,535
   5,000    6.63%, 4/30/02........................     5,127
   5,000    7.88%, 11/15/04.......................     5,461
                                                    --------
                                                      58,277
                                                    --------
  Total U.S. Treasury Obligations                    142,135
                                                    --------
INVESTMENT COMPANIES (0.4%):
     949    One Group Treasury Only Money Market
              Fund Class I........................       949
                                                    --------
  Total Investment Companies                             949
                                                    --------
SHORT-TERM SECURITIES HELD AS COLLATERAL (15.4%):
Repurchase Agreements (15.4%):
  23,838    Bear Stearns, 5.00%, 7/1/99
              (Collateralized by $26,982 various
              U.S. Government Securities,
              6.00% - 7.50%, 8/15/07 - 4/16/29,
              market value $24,677)...............    23,838
  10,516    Lehman Brothers, 4.91%, 7/1/99
              (Collateralized by $299,962 various
              Government Securities,
              0.00% - 8.00%, 4/1/09 - 6/1/28,
              market value $10,794)...............    10,516
                                                    --------
  Total Short-Term Securities Held as Collateral      34,354
                                                    --------
Total (Cost $259,078)(a)                            $254,330
                                                    ========

------------

Percentages indicated are based on net assets of $222,724.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax reporting of approximately $180. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................    $   292
                   Unrealized depreciation......................     (5,220)
                                                                    -------
                   Net unrealized appreciation (depreciation)...    $(4,928)
                                                                    =======

(b) A portion of this security was loaned as of June 30, 1999.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
High Yield Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
 COMMERCIAL PAPER (3.6%):
Financial Services (3.6%):
 $ 1,750    American Express Credit Corp., 5.20%,
              7/6/99..............................  $  1,749
   1,000    Ford Motor Credit Corp., 5.50%,
              7/6/99..............................       999
   1,750    General Electric Capital Corp., 5.20%,
              7/6/99..............................     1,749
1,000...    Prudential Funding, 5.23%, 7/6/99.....       999
                                                    --------
  Total Commercial Paper                               5,496
                                                    --------
COMMON STOCKS (0.1%):
Telecommunications/Mobile, Cellular (0.1%):
       2    Viatel, Inc. .........................        91
                                                    --------
  Total Common Stocks                                     91
                                                    --------
CONVERTIBLE BONDS (0.3%):
Publishing (0.3%):
     500    The Learning Company, 5.50%, 11/1/00,
              Convertible to 18.8679 Shares of
              Softkey Intl. Per 1,000 Shares
              Owned...............................       500
                                                    --------
  Total Convertible Bonds                                500
                                                    --------
CORPORATE BONDS (93.5%):
Automotive (4.1%):
     350    Accuride Corp., 9.25%, 2/1/08.........       348
     750    Collins & Aikman Products, 11.50%,
              4/15/06.............................       758
   1,250    Dura Operating Corp., 9.00%, 5/1/09
              (c).................................     1,200
     350    Eagle Picher Industries, Inc., 9.38%,
              3/1/08..............................       334
     750    Group 1 Automotive, Inc., 10.88%,
              3/1/09..............................       735
     825    Hayes Lemmerz International, Inc.,
              9.13%, 7/15/07......................       831
     150    HDA Parts System, Inc., 12.00%, 8/1/05
              (c).................................       152
   1,000    JL French Auto Casting, 11.50%, 6/1/09
              (c) (d).............................     1,025
     300    Lear Corp., 9.50%, 7/15/06............       312
     250    Lear Seating Corp., 8.25%, 2/1/02.....       254
     100    Oshkosh Truck Corp., 8.75%, 3/1/08....       100
     250    Oxford Automotive, Inc., 10.13%,
              6/15/07.............................       251
                                                    --------
                                                       6,300
                                                    --------
Beverages & Tobacco (0.7%):
     800    Cott Corp., 9.38%, 7/1/05.............       786
     275    Triarc Consumer/Beverage, 10.25%,
              2/15/09 (c).........................       271
                                                    --------
                                                       1,057
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Broadcast Radio & TV (5.9%):
 $   500    Ackerly Group, Inc., 9.00%, 1/15/09...  $    496
     150    Capstar Broadcasting, 9.25%, 7/1/07...       153
     100    Chancellor Media Corp., 10.50%,
              1/15/07.............................       106
     675    Chancellor Media Corp., 8.75%,
              6/15/07.............................       676
     600    Chancellor Media Corp., 8.13%,
              12/15/07............................       582
     875    Chancellor Media Corp., 9.00%,
              10/1/08.............................       895
     500    Citadel Broadcasting Co., 9.25%,
              11/15/08............................       518
   1,000    Cumulus Media, Inc., 10.38%, 7/1/08...     1,064
   1,000    Granite Broadcasting Corp., 10.38%,
              5/15/05.............................     1,015
     200    Lamar Advertising Co., 9.63%,
              12/1/06.............................       207
     500    Lin Television Corp., 8.38%, 3/1/08...       480
      75    Outdoor Systems, Inc., 9.38%,
              10/15/06............................        80
     600    Outdoor Systems, Inc., 8.88%,
              6/15/07.............................       629
     250    Salem Communication Corp., 9.50%,
              10/1/07.............................       264
     550    Spanish Broadcasting Systems,
              7.50%/12.50%, 6/15/02...............       608
     750    Tri-State Outdoor Media, 11.00%,
              5/15/08.............................       767
     250    Young Broadcasting, Inc., 10.13%,
              2/15/05.............................       258
     175    Young Broadcasting, Inc., 9.00%,
              1/15/06.............................       172
                                                    --------
                                                       8,970
                                                    --------
Building & Development (4.1%):
     100    American Architect, 11.75%, 12/1/07...        71
   1,250    American Builders & Contractors Supply
              Co., 10.63%, 5/15/07................     1,182
     500    Associated Materials, Inc., 9.25%,
              3/1/08..............................       503
     500    Collins & Aikman Floorcoverings,
              10.00%, 1/15/07.....................       498
     500    Falcon Building Products, Inc.,
              0.00%/10.50%, 6/15/07...............       343
     500    Fedders North America, 9.38%,
              8/15/07.............................       508
     200    Formica Corp., 10.88%, 3/1/09 (c).....       195
     750    MMI Products, Inc., 11.25%, 4/15/07...       772
     750    NCI Building Systems, Inc., 9.25%,
              5/1/09 (c)..........................       725
   1,000    Omega Cabinets, 10.50%, 6/15/07.......     1,009
     500    Williams Scotsman, Inc., 9.88%,
              6/1/07..............................       498
                                                    --------
                                                       6,304
                                                    --------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
High Yield Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
CORPORATE BONDS, CONTINUED:
 Business Equipment & Services (1.2%):
 $   100    Iron Mountain, Inc., 10.13%,
              10/1/06.............................  $    104
     500    Pierce Leahy Command Co., 8.13%,
              5/15/08.............................       475
     500    Pierce Leahy Corp., 11.13%, 7/15/06...       545
     425    U.S. Office Product Co., 9.75%,
              6/15/08.............................       285
     134    United Stationer Supply Co., 12.75%,
              5/1/05..............................       147
     300    United Stationer Supply Co., 8.38%,
              4/15/08.............................       287
                                                    --------
                                                       1,843
                                                    --------
Cable Television (6.0%):
     500    Avalon Cable Of Michigan, 9.38%,
              12/1/08 (c).........................       511
     450    Classic Cable, Inc., 9.88%, 8/1/08
              (c).................................       467
     250    Comcast Corp., 9.38%, 5/15/05.........       265
     450    CSC Holdings, Inc., 9.25%, 11/1/05....       467
     250    CSC Holdings, Inc., 7.88%, 12/15/07...       252
     225    CSC Holdings, Inc., 9.88%, 2/15/13....       241
     875    International Cabletel, Inc.,
              0.00%/11.50%, 2/1/06................       767
     300    Lenfest Communications, 8.38%,
              11/1/05.............................       313
     275    Lenfest Communications, 8.25%,
              2/15/08.............................       282
     500    Mediacom LLC, 8.50%, 4/15/08..........       473
     750    Mediacom LLC, 7.88%, 2/15/11 (c)......       673
   1,500    RCN Corp., 0.00%/9.80%, 2/15/08.......       952
     285    Rogers Cablesystems Ltd., 10.00%,
              3/15/05.............................       307
   1,500    Susquehanna Media Co., 8.50%, 5/15/09
              (c).................................     1,485
   1,250    TeleWest Communication PLC, Series B,
              0.00%/11.00%, 10/1/07...............     1,118
     300    UIH Australia/Pacific, Series B,
              0.00%/14.00%, 5/15/06...............       215
     525    United International Holdings, Inc.,
              0.00%/10.75%, 2/15/08...............       348
                                                    --------
                                                       9,136
                                                    --------
Chemicals/Plastics (5.1%):
   1,000    Berry Plastics Corp., 11.00%, 7/15/07
              (c).................................     1,000
     425    Buckeye Cellulose Corp., 8.50%,
              12/15/05............................       422
     400    Huntsman Corp., 9.50%, 7/1/07 (c).....       380
   1,500    Huntsman ICI Chemicals, 10.13%, 7/1/09
              (c).................................     1,522
     250    Indesco International, 9.75%,
              4/15/08.............................       184
     750    ISP Holdings, Inc., 9.00%, 10/15/03...       750
     450    ISP Holdings, Inc., Series B, 9.75%,
              2/15/02.............................       460

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Chemicals/Plastics, continued:
 $   750    Philipp Brothers, 9.88%, 6/1/08.......  $    686
   1,000    Polymer Group, Inc., 9.00%, 7/1/07....       975
     500    Polymer Group, Inc., 8.75%, 3/1/08....       483
     250    Portola Packaging, Inc., 10.75%,
              10/1/05.............................       256
     150    Scotts Co., 8.63%, 1/15/09 (c)........       149
     250    Sterling Chemicals Holdings, Inc.,
              0.00%/13.50%, 8/15/08...............        76
     475    Tekni-Plex, Inc., 9.25%, 3/1/08.......       466
                                                    --------
                                                       7,809
                                                    --------
Clothing/Textiles (1.9%):
     750    Coyne International Enterprises,
              11.25%, 6/1/08......................       701
   1,000    Delta Mills, Inc., 9.63%, 9/1/07......       965
     200    Dyersburg Corp., 9.75%, 9/1/07........       101
     200    GFSI, Inc., Series B, 9.63%, 3/1/07...       168
     500    Pillowtex Corp., 10.00%, 11/15/06.....       498
     450    Pillowtex Corp., Series B, 9.00%,
              12/15/07............................       425
                                                    --------
                                                       2,858
                                                    --------
Cosmetics/Toiletries (0.5%):
     325    Chattem, Inc., Series B, 8.88%,
              4/1/08..............................       317
     500    Playtex Products, Inc., Series B,
              8.88%, 7/15/04......................       509
                                                    --------
                                                         826
                                                    --------
Drugs (0.3%):
     500    King Pharmaceutical, Inc., 10.75%,
              2/15/09 (c).........................       518
                                                    --------
Ecological Services & Equipment (2.6%):
   2,075    Allied Waste of North America, 7.88%,
              1/1/09 (d)..........................     1,934
     500    American Eco Corp., 9.63%, 5/15/08....       293
     500    Marsulex, Inc., 9.63%, 7/1/08.........       504
   1,250    Safety-Kleen Corp., 9.25%, 5/15/09
              (c).................................     1,263
                                                    --------
                                                       3,994
                                                    --------
Electronics/Electric (4.0%):
     300    Amphenol Corp., 9.88%, 5/15/07........       308
   1,250    Communication Instruments, 10.00%,
              9/15/04.............................     1,131
   1,000    Dialog Corp., Series A, 11.00%,
              11/15/07............................       910
   1,000    Flextronics International Ltd., 8.75%,
              10/15/07............................     1,000
     550    Telecommunications Techniques Co.,
              9.75%, 5/15/08......................       558
   1,000    Viasystems, Inc., 9.75%, 6/1/07.......       880

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
High Yield Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Electronics/Electric, continued:
 $   175    Viasystems, Inc., Series B, 9.75%,
              6/1/07..............................  $    154
   1,175    Wesco Distribution, Inc., 9.13%,
              6/1/08..............................     1,143
                                                    --------
                                                       6,084
                                                    --------
Equipment Leasing (2.0%):
   1,000    Coinmach Corp., Series D, 11.75%,
              11/15/05............................     1,082
     500    National Equipment Services, 10.00%,
              11/30/04............................       508
     150    National Equipment Services, Series B,
              10.00%, 11/30/04....................       152
     400    Nationsrent, Inc., 10.38%, 12/15/08...       398
     500    United Rentals, Inc., 9.25%,
              1/15/09.............................       495
     500    United Rentals, Inc., 9.00%, 4/1/09
              (c) (d).............................       493
                                                    --------
                                                       3,128
                                                    --------
Food Service (4.0%):
   1,000    American Restaurant Group, Inc.,
              11.50%, 2/15/03.....................       915
     775    Ameriserve Food Distribution, Inc.,
              10.13%, 7/15/07.....................       663
     500    Apple South, Inc., 9.75%, 6/1/06......       490
   1,000    Avado Brands, Inc., 11.75%, 6/15/09
              (c).................................       990
     750    Dominos, Inc., 10.38%, 1/15/09........       763
     750    Fresh Foods, Inc., 10.75%, 6/1/06.....       748
     125    Nebco Evans Holding Co., 0.00%/12.38%,
              7/15/07.............................        62
   1,375    Volume Services, 11.25%, 3/1/09 (c)...     1,505
                                                    --------
                                                       6,136
                                                    --------
Food/Drug Retailers (1.4%):
     350    Agrilink Foods, Inc., 11.88%,
              11/1/08.............................       362
     225    Aurora Foods, Inc., Series B, 9.88%,
              2/15/07.............................       234
     100    Aurora Foods, Inc., Series D, 9.88%,
              2/15/07.............................       104
     150    Community Distributors, Inc., 10.25%,
              10/15/04............................       133
     600    Eagle Family Foods, Inc., 8.75%,
              1/15/08.............................       540
     725    International Home Foods, 10.38%,
              11/1/06.............................       765
                                                    --------
                                                       2,138
                                                    --------
Forest Products (1.3%):
   1,000    Ainsworth Lumber, 12.50%, 7/15/07.....     1,122
     750    Millar Western, 9.88%, 5/15/08........       727
     200    Stone Container Corp., 12.25%,
              4/1/02..............................       201
                                                    --------
                                                       2,050
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Health Care (5.0%):
 $   250    Alliance Imaging, 9.63%, 12/15/05.....  $    241
     350    Conmed Corp., 9.00%, 3/15/08..........       350
     450    Dade International, Inc., Series B,
              11.13%, 5/1/06......................       476
     200    Everest Healthcare Services, 9.75%,
              5/1/08..............................       193
     750    Fisher Scientific International, Inc.,
              9.00%, 2/1/08.......................       716
     375    Fisher Scientific International, Inc.,
              Add On, 9.00%, 2/1/08...............       358
   1,000    Genesis Health Ventures, 9.25%,
              10/1/06 (d).........................       805
   1,000    Hanger Orthopedic Group, 11.25%,
              6/15/09 (c) (d).....................     1,020
     275    Hudson Respiratory Care, Inc., 9.13%,
              4/15/08.............................       231
   1,250    Quorum Health, 8.75%, 11/1/05.........     1,225
     500    Rose Hill Co., 9.50%, 11/15/04........       454
   1,175    Tenet Healthcare Corp., 8.00%,
              1/15/05.............................     1,157
     225    Tenet Healthcare Corp., 8.63%,
              1/15/07.............................       222
     150    Tenet Healthcare Corp., 8.13%,
              12/1/08.............................       143
                                                    --------
                                                       7,591
                                                    --------
Hotels/Motels/Inns & Casinos (3.1%):
     150    Courtyard By Marriott, Series B,
              10.75%, 2/1/08......................       154
     500    Harrahs Operating Company, Inc.,
              7.88%, 12/15/05.....................       486
   1,150    HMH Properties, Inc., Series B, 7.88%,
              8/1/08..............................     1,066
     300    HMH Properties, Inc., Series C, 8.45%,
              12/1/08.............................       287
   1,000    Horseshoe Gaming Holding, 8.63%,
              5/15/09 (c) (d).....................       976
     250    Mohegan Tribal Gaming, 8.13%,
              1/1/06..............................       246
     650    Mohegan Tribal Gaming, 8.75%,
              1/1/09..............................       647
     750    Prime Hospitality Corp., 9.25%,
              1/15/06.............................       754
     125    Prime Hospitality Corp., 9.75%,
              4/1/07..............................       122
                                                    --------
                                                       4,738
                                                    --------
Industrial Equipment (3.9%):
     104    Alvey Systems, Inc., 11.38%,
              1/31/03.............................       106
     750    Anchor Lamina, Inc., 9.88%, 2/1/08....       694
     575    Columbus McKinnon Corp., 8.50%,
              4/1/08..............................       555
     375    Continental Global Group, Series B,
              11.00%, 4/1/07......................       315
     400    Hexcel Corp., 9.75%, 1/15/09 (c)......       398

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
High Yield Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Industrial Equipment, continued:
 $   500    International Knife & Saw, 11.38%,
              11/15/06............................  $    473
   1,000    Jackson Products, Inc., 9.50%,
              4/15/05.............................       965
     200    Neenah Corp., Series B, 11.13%,
              5/1/07..............................       197
     500    Precision Partners, Inc., 12.00%,
              3/15/09 (c).........................       480
   1,250    Simonds Industries, 10.25%, 7/1/08....     1,230
     500    Westinghouse Electric, 9.38%, 6/15/05
              (c).................................       510
                                                    --------
                                                       5,923
                                                    --------
Leisure (3.9%):
     337    AMF Bowling Worldwide, Series B,
              0.00%/12.25%, 3/15/06...............       207
   1,500    Bally Total Fitness Holding, 9.88%,
              10/15/07............................     1,462
     300    Leslie's Poolmart, 10.38%, 7/15/04....       302
      50    Premier Parks, Inc., 9.25%, 4/1/06....        50
     325    Premier Parks, Inc., 9.75%, 1/15/07...       349
     750    Premier Parks, Inc., 9.75%, 6/15/07...       761
     375    Premier Parks, Inc., 0.00%/10.00%,
              4/1/08..............................       251
   1,000    SFX Entertainment, Inc., 9.13%,
              12/1/08.............................       975
     450    Six Flags Theme Parks, Series A,
              12.25%, 6/15/05.....................       504
   1,000    Speedway Motorsports, Inc., 8.50%,
              8/15/07 (c).........................     1,015
                                                    --------
                                                       5,876
                                                    --------
Nonferrous Metals/Minerals (1.7%):
     350    AEI Resources, Inc., 10.50%, 12/15/05
              (c).................................       348
     400    AEI Resources, Inc., 11.50%, 12/15/06
              (c).................................       393
   1,250    Easco Corp., 10.00%, 3/15/01..........     1,263
     150    Euramax International, Inc., 11.25%,
              10/1/06.............................       152
     500    Oglebay Norton Co., 10.00%, 2/1/09....       480
                                                    --------
                                                       2,636
                                                    --------
Oil & Gas (2.4%):
     250    Chiles Offshore LLC, 10.00%, 5/1/08...       209
     450    Dailey International, Inc., Series B,
              9.50%, 2/15/08 (f)..................       286
     450    Forcenergy, Inc., 8.50%, 2/15/07 (d)
              (g).................................       317
     750    Giant Industries, Inc., 9.75%,
              11/15/03............................       725
     250    ISG Resources, Inc., 10.00%,
              4/15/08.............................       258
     100    KCS Energy, Inc., 8.88%, 1/15/08......        18

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Oil & Gas, continued:
 $   250    Pogo Producing Co., Series B, 8.75%,
              5/15/07.............................  $    238
     375    Pride Petroleum Services, Inc., 9.38%,
              5/1/07..............................       373
     150    Statia Terminals, 11.75%, 11/15/03....       159
     267    Transcontinental Refining Corp.,
              15.00%, 12/1/03 (c).................       254
     802    Transcontinental Refining Corp.,
              15.00%, 12/1/03 (c).................       760
                                                    --------
                                                       3,597
                                                    --------
Publishing (4.6%):
     500    American Lawyer Media, 9.75%,
              12/15/07............................       513
     650    Garden State Newspapers, Series B,
              8.75%, 10/1/09......................       640
     500    Hollinger International Publishing,
              8.63%, 3/15/05......................       509
     400    Hollinger International Publishing,
              9.25%, 2/1/06.......................       410
     250    Hollinger International Publishing,
              9.25%, 3/15/07......................       258
     275    K-III Communications Corp., 8.50%,
              2/1/06..............................       277
   1,300    Liberty Group Publishing, 9.38%,
              2/1/08..............................     1,228
     500    Liberty Group Publishing,
              0.00%/11.63%, 2/1/09................       273
   1,000    Perry-Judd, 10.63%, 12/15/07..........       995
     750    Phoenix Color Corp., 10.38%, 2/1/09...       739
   1,250    Primedia, Inc., 7.63%, 4/1/08.........     1,199
                                                    --------
                                                       7,041
                                                    --------
Rail Industries (0.1%):
     125    Johnstown America Industries, Inc.,
              Series C, 11.75%, 8/15/05...........       133
                                                    --------
Retailers (Other than Food & Drug) (3.4%):
     500    Albecca, Inc., 10.75%, 8/15/08........       410
   1,250    Central Tractor, 10.63%, 4/1/07.......     1,281
   1,250    Frank's Nursery & Crafts, 10.25%,
              3/1/08..............................     1,250
   1,250    G & G Retail, Inc., 11.00%, 5/15/06
              (c).................................     1,148
     750    Just For Feet, Inc., 11.00%, 5/1/09
              (c) (d).............................       488
     200    K-Mart Corp., 13.50%, 1/1/09..........       205
     400    Travelcenters of America, 10.25%,
              4/1/07..............................       400
                                                    --------
                                                       5,182
                                                    --------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
High Yield Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
CORPORATE BONDS, CONTINUED:
 Steel (1.3%):
 $   200    Metals USA, Inc., 8.63%, 2/15/08......  $    187
   1,500    NS Group, Inc., 13.50%, 7/15/03.......     1,537
     250    Ryerson Tull, Inc., 8.50%, 7/15/01....       256
                                                    --------
                                                       1,980
                                                    --------
Surface Transport (1.0%):
   1,000    Allied Holdings, Inc., Series B,
              8.63%, 10/1/07......................       945
     325    AmeriTruck Distribution, Series B,
              12.25%, 11/15/05 (e)................        21
     400    Gearbulk Holdings Ltd., 11.25%,
              12/1/04.............................       413
     150    Newport News Shipbuilding, 9.25%,
              12/1/06.............................       156
                                                    --------
                                                       1,535
                                                    --------
Telecommunications/Mobile, Cellular (17.4%):
   1,000    Alaska Communications, 9.38%, 5/15/09
              (c).................................       965
     350    American Cellular Corp., 10.50%,
              5/15/08.............................       357
     325    Arch Communication, Inc., 12.75%,
              7/1/07..............................       281
     725    Call-Net Enterprises, Inc.,
              0.00%/9.27%, 8/15/07................       464
     525    Call-Net Enterprises, Inc.,
              0.00%/8.94%, 8/15/08................       294
   1,000    CCPR Services, Inc., 10.00%, 2/1/07...     1,073
   1,000    Centennial Cellular Corp., 10.75%,
              12/15/08............................     1,038
     375    Comcast Cellular Holdings, Inc.,
              Series B, 9.50%, 5/1/07.............       421
   1,125    Convergent Communication, 13.00%,
              4/1/08..............................       985
   1,000    Crown Castle International Corp.,
              9.00%, 5/15/11 (c)..................       983
     500    Dobson/Sygnet, 12.25%, 12/15/08.......       528
   1,000    DTI Holdings, Inc., 0.00%/12.50%,
              3/1/08..............................       375
     225    E. Spire Communications, Inc.,
              0.00%/13.00%, 11/1/05...............       120
     200    E. Spire Communications, Inc.,
              0.00%/12.75%, 4/1/06................       109
     125    Facilicom International, 10.50%,
              1/15/08.............................        98
     750    GCI, Inc., 9.75%, 8/1/07..............       743
     550    Hermes Europe Railtel, 11.50%,
              8/15/07.............................       582
     225    Hermes Europe Railtel, 10.38%,
              1/15/09.............................       229
     450    ICG Holdings, Inc., 0.00%/12.50%,
              5/1/06..............................       353
     400    ICG Holdings, Inc., 0.00%/11.63%,
              3/15/07.............................       279

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Telecommunications/Mobile, Cellular, continued:
 $   525    Intermedia Communications,
              0.00%/12.25%, 3/1/09................  $    294
   1,100    Intermedia Communications, Series B,
              0.00%/11.25%, 7/15/07...............       789
     100    Intermedia Communications, Series B,
              8.88%, 11/1/07......................        94
     350    Intermedia Communications, Series B,
              8.60%, 6/1/08.......................       324
     625    IXC Communications, Inc., 9.00%,
              4/15/08.............................       600
   1,025    Level 3 Communications, Inc.,
              0.00%/10.50%, 12/1/08 (d)...........       636
     750    McLeod USA, Inc., 0.00%/10.50%,
              3/1/07..............................       578
     150    McLeod USA, Inc., 9.25%, 7/15/07......       150
     100    McLeod USA, Inc., 8.38%, 3/15/08......        94
     225    McLeod USA, Inc., 8.13%, 2/15/09
              (c).................................       209
     625    Metrocall, Inc., 10.38%, 10/1/07......       469
     250    Metromedia Fiber Network, 10.00%,
              11/15/08............................       258
     200    Metronet Communications, 12.00%,
              8/15/07.............................       229
   1,150    Metronet Communications, 0.00%/9.95%,
              6/15/08.............................       851
     225    Metronet Communications, 10.63%,
              11/1/08 (c).........................       255
     525    Millicom International Cellular,
              0.00%/13.50%, 6/1/06 (c)............       389
   1,050    Nextel Communications, 0.00%/10.65%,
              9/15/07 (d).........................       769
   1,125    Nextel Communications, 0.00%/9.95%,
              2/15/08.............................       776
     200    Nextel International, Inc.,
              0.00%/12.13%, 4/15/08...............       101
     225    Nextel Partners, Inc., 0.00%/14.00%,
              2/1/09 (c)..........................       133
     400    Nextlink Communications, 9.63%,
              10/1/07.............................       391
     375    Nextlink Communications, 9.45%,
              4/15/08.............................       225
     400    Orange PLC., 8.00%, 8/1/08 (d)........       384
     725    Paging Network, 10.00%, 10/15/08
              (d).................................       562
     275    Pathnet, Inc., 12.25%, 4/15/08........       155
     500    Price Communication Wire, 9.13%,
              12/15/06............................       508
     250    PSINET, Inc., 11.50%, 11/1/08 (d).....       265
     350    PSINET, Inc., Series B, 10.00%,
              2/15/05.............................       354

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
High Yield Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
CORPORATE BONDS, CONTINUED:
Telecommunications/Mobile, Cellular, continued:
 $ 1,075    Qwest Communications International,
              0.00%/9.47%, 10/15/07...............  $    844
     200    Qwest Communications International,
              7.50%, 11/1/08......................       195
   1,000    Rogers Cantel, Inc., 8.80%, 10/1/07...     1,001
     900    Rogers Communications, 8.88%,
              7/15/07.............................       909
     586    Rural Cellular, 9.63%, 5/15/08........       592
     275    Sitel Corp., 9.25%, 3/15/06...........       232
     500    Splitrock Services, Inc., 11.75%,
              7/15/08.............................       470
     400    Telesystem International Wireless,
              Inc., Series B, 0.00%/13.25%,
              6/30/07.............................       218
     350    Telesystem International Wireless,
              Inc., Series C, 0.00%/10.50%,
              11/1/07.............................       163
     175    US Xchange LLC, 15.00%, 7/1/08........       183
     250    USA Mobile Communications, 14.00%,
              11/1/04 (d).........................       233
     150    Verio, Inc., 11.25%, 12/1/08..........       156
     400    Viatel, Inc., 0.00%/12.50%, 4/15/08...       258
                                                    --------
                                                      26,573
                                                    --------
Utilities (0.6%):
     150    CMS Energy Corp, 7.50%, 1/15/09.......       140
     400    El Paso Electric Co., Series E, 9.40%,
              5/1/11..............................       443
     350    Niagara Mohawk Power Corp.,
              0.00%/8.50%, 7/1/10.................       264
                                                    --------
                                                         847
                                                    --------
  Total Corporate Bonds                              142,803
                                                    --------
PREFERRED STOCKS (1.2%):
Broadcast Radio & TV (0.7%):
       0    Benedek Communications, 11.50%, PIK
              (b).................................       159
       1    Capstar Broadcasting, Inc., 12.00%,
              PIK.................................       110
       2    Capstar Communications, 12.63%, PIK...       174
       0    Cumulus Media, Inc., Series A, 13.75%
              (b).................................       189
       4    Sinclair Capital, 11.63%,
              Cumulative..........................       377
                                                    --------
                                                       1,009
                                                    --------
Cable Television (0.0%):
       0    Pegasus Communications, 12.75%, PIK
              (b).................................         1
                                                    --------
Food Service (0.0%):
       1    Nebco Evans Holding Co., 11.25%,
              PIK.................................        46
                                                    --------
Health Care (0.0%):
       1    River Holding Corp., Series B, 11.50%,
              PIK.................................        37
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
PREFERRED STOCKS, CONTINUED:
Oil & Gas (0.0%):
 $    41    Transcontinental Refining Corp.,
            6.00%.................................  $     27
      21    Transcontinental Refining Corp., Class
              B...................................         1
      11    Transcontinental Refining Corp., Class
              C...................................         1
      62    Transcontinental Refining Corp., Class
              E...................................         4
      30    Transcontinental Refining Corp., Class
              D...................................         2
                                                    --------
                                                          35
                                                    --------
Publishing (0.4%):
       5    Primedia, Inc., Series F, 9.20%.......       516
       1    Primedia, Inc., Series H, 8.63%.......        95
                                                    --------
                                                         611
                                                    --------
Telecommunications/Mobile, Cellular (0.1%):
       0    Nextel Communications, 11.13%, PIK
              (b).................................       141
                                                    --------
  Total Preferred Stocks                               1,880
                                                    --------
WARRANTS (0.1%):
Cable Television (0.0%):
       0    Pegasus Communications (b)............        11
       0    UIH Australia/Pacific (b).............         0
                                                    --------
                                                          11
                                                    --------
Telecommunications/Mobile, Cellular (0.1%):
       5    Convergent Communications.............        33
       5    DTI Holdings, Inc. (c)................         1
       0    Metronet Communications, Inc. (b).....        22
       0    Pathnet, Inc. (b) (c).................         3
       1    Splitrock Services, Inc...............        10
                                                    --------
                                                          69
                                                    --------
  Total Warrants                                          80
                                                    --------
INVESTMENT COMPANIES (1.1%):
   1,678    One Group Prime Money Market Fund,
              Class I.............................     1,678
                                                    --------
  Total Investment Companies                           1,678
                                                    --------
SHORT-TERM SECURITIES HELD AS COLLATERAL (5.2%):
Master Notes (0.4%):
     202    Bear Stearns Mortgage Capital, 6.27%,
              7/6/99*.............................       202
     201    Merrill Lynch, 6.20%, 7/1/99*.........       201
     109    NationsBanc Capital Markets, 6.20%,
              7/1/99*.............................       109
      73    PHH CFC Leasing, 5.10%, 8/11/99*......        73
      85    Willamette Industries, Inc., 5.07%,
              9/14/99*............................        85
                                                    --------
                                                         670
                                                    --------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
High Yield Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Put Bonds (2.8%):
 $   402    Amex Centurion, 5.10%, 5/5/00*........  $    402
     202    Bear Stearns, 6.23%, 1/7/00*..........       202
     202    Branch Banking and Trust, 5.14%,
              5/25/00*............................       202
     161    Caterpillar Finance, 5.20%, 5/1/01*...       161
     202    Chase Manhattan, 5.17%, 5/4/01*.......       202
     202    Chase Manhattan, 5.26%, 5/6/02*.......       202
     202    Fleet National Bank, 5.07%,
              4/18/00*............................       202
     202    Ford Motor Credit, 5.14%, 11/27/00*...       202
     202    GMAC MTN, 5.23%, 4/30/01*.............       202
     202    GMAC MTN, 5.22%, 5/03/01*.............       202
     121    Greenwich Capital Markets, 5.41%,
              7/9/01*.............................       121
     282    Jackson National, 6.37%, 5/15/00*.....       282
     202    JP Morgan and Co., 5.10%, 5/4/00*.....       202
     202    JP Morgan and Co., 5.16%, 5/4/01*.....       202
     282    Liberty Lighthouse, 5.15%, 5/5/00*....       282
     202    Merrill Lynch, 5.31%, 5/6/02*.........       202
     202    Salomon Smith Barney, 5.38%,
              4/12/01*............................       202
     202    Sigma Finance, Inc., 5.14%,
              3/31/00*............................       202
     363    SPARCC, 5.38%, 3/24/00*...............       363
                                                    --------
                                                       4,237
                                                    --------

 SHARES
   OR
PRINCIPAL                                            MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  --------
SHORT-TERM SECURITIES HELD AS COLLATERAL, CONTINUED:
Repurchase Agreements (2.0%):
 $   605    Goldman Sachs, 6.09%, 7/1/99
              (Collateralized by $642 various
              Corporate Bonds, 5.33% - 9.88%,
              10/1/99 - 10/30/45, market value
              $639)...............................  $    605
     366    Lehman Brothers, 5.85%, 7/1/99
              (Collateralized by $384 various
              Commercial Papers, 0.00% - 5.06%,
              9/20/99 - 10/4/99, market value
              $384)...............................       366
   1,209    Merrill Lynch, 6.10%, 7/1/99
              (Collateralized by $1,274 various
              Commercial Papers, 0.00% - 5.12%,
              7/8/99 - 8/2/99, market value
              $1,271).............................     1,209
     807    Paine Webber, 6.00%, 7/1/99,
              (Collateralized by $858 various
              Corporate Bonds, 6.00% - 9.45%,
              6/15/00 - 11/15/46, market value
              $847)...............................       807
                                                    --------
                                                       2,987
                                                    --------
  Total Short-Term Securities Held as Collateral       7,894
                                                    --------
Total (Cost $166,012) (a)                           $160,422
                                                    ========

------------

Percentages indicated are based on net assets of $152,595.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 1,427
                   Unrealized depreciation......................   (7,017)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $(5,590)
                                                                  =======

(b) Amount is less than 1,000.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $25,251 or 16.6% of net assets.

(d) A portion of this security was loaned as of June 30, 1999.

(e) AmeriTruck Distribution, which filed for protection under Chapter 11 of the Federal Bankruptcy Code, has accrued interest of $19,906 and amortized cost of $345,312.

(f) Dailey International, Inc., which filed for protection under Chapter 11 of the Federal Bankruptcy Code, has accrued interest of $16,141 and amortized cost of $448,946.

(g) Forcenergy, Inc., which filed for protection under Chapter 11 of the Federal Bankruptcy Code, has $0 accrued interest (trades with accrued interest in market value) and amortized cost of $444,789.

* Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1999.

PIK  Payment-In-Kind

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 1999
(Amounts in thousands, except per share amounts)

                                                               ULTRA
                                                             SHORT-TERM   SHORT-TERM   INTERMEDIATE
                                                             BOND FUND    BOND FUND     BOND FUND     BOND FUND
                                                             ----------   ----------   ------------   ---------
ASSETS:
Investments, at value......................................   $290,114     $917,025     $1,692,319    $1,670,127
Repurchase agreements, at cost.............................         --       50,014        132,612       150,051
                                                              --------     --------     ----------    ----------
Total (cost $291,549; $966,905; $1,839,968; $1,807,375
  respectively)............................................    290,114      967,039      1,824,931     1,820,178
Cash.......................................................         --           --             22            11
Interest and dividends receivable..........................      1,470        9,417         14,385        11,503
Receivable for capital shares issued.......................         16           52          3,052           669
Receivable from brokers for investments sold...............        195          145            316           888
Prepaid expenses and other assets..........................          3           10              4             7
                                                              --------     --------     ----------    ----------
TOTAL ASSETS...............................................    291,798      976,663      1,842,710     1,833,256
                                                              --------     --------     ----------    ----------
LIABILITIES:
Dividends payable..........................................      1,274        3,935          7,797         8,649
Payable to brokers for investments purchased...............         --        8,558             --         2,404
Payable for capital shares redeemed........................         30            9             41           227
Net payable for variation margin on futures contracts......         15           --             --            --
Payable for return of collateral received for securities on
  loan.....................................................         --      132,163        268,510       296,096
Accrued expenses and other payables:
  Investment advisory fees.................................         71          238            474           495
  Administration fees......................................          5          115            201           164
  12b-1 fees...............................................         18           19            145            94
  Other....................................................         88          246            381           275
                                                              --------     --------     ----------    ----------
TOTAL LIABILITIES..........................................      1,501      145,283        277,549       308,404
                                                              --------     --------     ----------    ----------
NET ASSETS:
Capital....................................................    296,827      843,056      1,586,672     1,530,632
Undistributed (distributions in excess of) net investment
  income...................................................        140          (63)            53          (188)
Accumulated undistributed net realized gains (losses) from
  investment and futures transactions......................     (5,235)     (11,747)        (6,527)      (18,395)
Net unrealized appreciation (depreciation) from investments
  and futures..............................................     (1,435)         134        (15,037)       12,803
                                                              --------     --------     ----------    ----------
NET ASSETS.................................................   $290,297     $831,380     $1,565,161    $1,524,852
                                                              ========     ========     ==========    ==========
NET ASSETS:
  Class I..................................................   $259,873     $804,883     $1,385,890    $1,330,527
  Class A..................................................     24,300       21,450        124,940       180,058
  Class B..................................................      6,124        5,047         37,681        13,812
  Class C..................................................         --           --         16,650           455
                                                              --------     --------     ----------    ----------
Total......................................................   $290,297     $831,380     $1,565,161    $1,524,852
                                                              ========     ========     ==========    ==========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I..................................................     26,589       77,392        134,833       128,665
  Class A..................................................      2,487        2,064         12,154        17,415
  Class B..................................................        630          482          3,702         1,336
  Class C..................................................         --           --          1,635            44
                                                              --------     --------     ----------    ----------
Total......................................................     29,706       79,938        152,324       147,460
                                                              ========     ========     ==========    ==========
NET ASSET VALUE
  Class I Offering and redemption price per share..........   $   9.77     $  10.40     $    10.28    $    10.34
                                                              ========     ========     ==========    ==========
  Class A Redemption price per share.......................   $   9.77     $  10.39     $    10.28    $    10.34
                                                              ========     ========     ==========    ==========
      Maximum sales charge.................................       3.00%        3.00%          4.50%         4.50%
                                                              ========     ========     ==========    ==========
      Maximum offering price per share
        (100%/(100% -- maximum sales charge) of net asset
        value adjusted to nearest cent)....................   $  10.07     $  10.71     $    10.76    $    10.83
                                                              ========     ========     ==========    ==========
  Class B Offering price per share (a).....................   $   9.72     $  10.46     $    10.18    $    10.34
                                                              ========     ========     ==========    ==========
  Class C Offering price per share (a).....................                             $    10.18    $    10.38
                                                                                        ==========    ==========

---------------
(a) Redemption price per Class B and Class C share varies based on length of time shares are held.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 1999
(Amounts in thousands, except per share amounts)

                                                                                       TREASURY &
                                                               INCOME     GOVERNMENT     AGENCY     HIGH YIELD
                                                             BOND FUND    BOND FUND       FUND      BOND FUND
                                                             ----------   ----------   ----------   ----------
ASSETS:
Investments, at value......................................  $1,569,490   $1,058,402    $219,976     $157,435
Repurchase agreements, at cost.............................    103,649       37,704       34,354        2,987
                                                             ----------   ----------    --------     --------
Total (cost $1,670,661; $1,100,815; $259,078; $166,012
  respectively)............................................  1,673,139    1,096,106      254,330      160,422
Cash.......................................................          9           --           --           --
Interest and dividends receivable..........................     17,976        9,415        3,430        3,178
Receivable for capital shares issued.......................         17          164          620            8
Receivable from brokers for investments sold...............        121           36           --          146
Net receivable for variation margin on futures contracts...         --           87           --           --
Deferred organizational costs..............................          4           --           --           --
Prepaid expenses and other assets..........................          1           11            2           49
                                                             ----------   ----------    --------     --------
TOTAL ASSETS...............................................  1,691,267    1,105,819      258,382      163,803
                                                             ----------   ----------    --------     --------
LIABILITIES:
Dividends payable..........................................      6,790        5,284        1,033        1,068
Payable to brokers for investments purchased...............     32,845           --           --        2,047
Payable for capital shares redeemed........................         53          105           11           --
Payable for return of collateral received for securities on
  loan.....................................................    273,893       37,704       34,354        7,942
Accrued expenses and other payables:
  Investment advisory fees.................................        448          390           37           73
  Administration fees......................................        182          115           13           19
  12b-1 fees...............................................         47          100          119            9
  Other....................................................        395          240           91           50
                                                             ----------   ----------    --------     --------
TOTAL LIABILITIES..........................................    314,653       43,938       35,658       11,208
                                                             ----------   ----------    --------     --------
NET ASSETS:
Capital....................................................  1,446,575    1,081,731      227,271      159,387
Undistributed (distributions in excess of) net investment
  income...................................................        305         (100)          --           --
Accumulated undistributed net realized gains (losses) from
  investment and futures transactions......................    (72,744)     (14,831)         201       (1,202)
Net unrealized appreciation (depreciation) from investments
  and futures..............................................      2,478       (4,919)      (4,748)      (5,590)
                                                             ----------   ----------    --------     --------
NET ASSETS.................................................  $1,376,614   $1,061,881    $222,724     $152,595
                                                             ==========   ==========    ========     ========
NET ASSETS:
  Class I..................................................  $1,328,702   $ 964,576     $ 79,958     $137,433
  Class A..................................................     31,603       42,819       72,941       11,405
  Class B..................................................     16,309       53,384       69,825        3,748
  Class C..................................................         --        1,102           --            9
                                                             ----------   ----------    --------     --------
Total......................................................  $1,376,614   $1,061,881    $222,724     $152,595
                                                             ==========   ==========    ========     ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I..................................................    172,994       99,108        8,150       13,925
  Class A..................................................      4,116        4,399        7,434        1,156
  Class B..................................................      2,116        5,483        7,121          379
  Class C..................................................         --          113           --            1
                                                             ----------   ----------    --------     --------
Total......................................................    179,226      109,103       22,705       15,461
                                                             ==========   ==========    ========     ========
NET ASSET VALUE
  Class I Offering and redemption price per share..........  $    7.68    $    9.73     $   9.81     $   9.87
                                                             ==========   ==========    ========     ========
  Class A Redemption price per share.......................  $    7.68    $    9.73     $   9.81     $   9.86
                                                             ==========   ==========    ========     ========
      Maximum sales charge.................................       4.50%        4.50%        3.00%        4.50%
                                                             ==========   ==========    ========     ========
      Maximum offering price per share
        (100%/(100% -- maximum sales charge) of net asset
        value adjusted to nearest cent)....................  $    8.04    $   10.19     $  10.11     $  10.32
                                                             ==========   ==========    ========     ========
  Class B Offering price per share (a).....................  $    7.71    $    9.74     $   9.81     $   9.88
                                                             ==========   ==========    ========     ========
  Class C Offering price per share (a).....................               $    9.74                  $   9.87
                                                                          ==========                 ========

---------------
(a) Redemption price per Class B and Class C share varies based on length of time shares are held.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
(Amounts in thousands)

                                                                ULTRA
                                                              SHORT-TERM    SHORT-TERM
                                                              BOND FUND     BOND FUND       INTERMEDIATE BOND FUND
                                                              ----------    ----------    --------------------------
                                                                 YEAR          YEAR       SIX MONTHS        YEAR
                                                                ENDED         ENDED         ENDED          ENDED
                                                               JUNE 30,      JUNE 30,      JUNE 30,     DECEMBER 31,
                                                                 1999          1999          1999           1998
                                                               --------      --------     ----------    ------------
INVESTMENT INCOME:
Interest income.............................................   $14,559       $ 41,944      $ 37,980       $39,491
Dividend income.............................................       221            289           543            --
Income from securities lending..............................        --            255           168            --
                                                               -------       --------      --------       -------
Total Income................................................    14,780         42,488        38,691        39,491
                                                               -------       --------      --------       -------
EXPENSES:
Investment advisory fees....................................     1,366          4,152         3,097         2,349
Administration fees.........................................       404          1,123           912           881
12b-1 fees (Class A)........................................        81             64           155           212
12b-1 fees (Class B)........................................        56             51            99             6
12b-1 fees (Class C)........................................        --             --            37            --
Custodian and accounting fees...............................        38             72            65           124
Legal and audit fees........................................         7             19            29            60
Trustees' fees and expenses.................................         3              9            13             5
Transfer agent fees.........................................        51             92           157           279
Registration and filing fees................................        77             61            71            62
Printing costs..............................................        17             53            95            16
Other.......................................................         9             12             3           116
                                                               -------       --------      --------       -------
Total expenses before waivers...............................     2,109          5,708         4,733         4,110
Less waivers................................................    (1,225)        (1,968)         (942)           --
                                                               -------       --------      --------       -------
Net Expenses................................................       884          3,740         3,791         4,110
                                                               -------       --------      --------       -------
Net Investment Income.......................................    13,896         38,748        34,900        35,381
                                                               -------       --------      --------       -------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS AND
  FUTURES
Net realized gains (losses) from investment and futures
  transactions..............................................      (691)         1,942          (379)        2,568
Net change in unrealized appreciation (depreciation) from
  investments and futures...................................    (2,163)       (10,835)      (37,645)        4,718
                                                               -------       --------      --------       -------
Net realized/unrealized gains (losses) from investments and
  futures...................................................    (2,854)        (8,893)      (38,024)        7,286
                                                               -------       --------      --------       -------
Change in net assets resulting from operations..............   $11,042       $ 29,855      $ (3,124)      $42,667
                                                               =======       ========      ========       =======

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
(Amounts in thousands)

                                                                      BOND FUND                  INCOME BOND FUND
                                                              --------------------------    --------------------------
                                                              SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                                ENDED          ENDED          ENDED          ENDED
                                                               JUNE 30,     DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                                 1999           1998           1999           1998
                                                              ----------    ------------    ----------    ------------
INVESTMENT INCOME:
Interest income.............................................   $ 53,511       $ 95,272       $ 30,053       $13,348
Dividend income.............................................        681             --            580            --
Income from securities lending..............................        143             --            162            --
                                                               --------       --------       --------       -------
Total Income................................................     54,335         95,272         30,795        13,348
                                                               --------       --------       --------       -------
EXPENSES:
Investment advisory fees....................................      3,737          5,675          2,566           827
Administration fees.........................................      1,163          2,128            747           310
12b-1 fees (Class A)........................................        303            516             39            31
12b-1 fees (Class B)........................................         51             60             49             6
12b-1 fees (Class C)........................................          1             --             --            --
Custodian and accounting fees...............................         92            207             56            44
Legal and audit fees........................................         33             80             27            39
Organizational costs........................................         --             --              4            10
Trustees' fees and expenses.................................         23             12             11             3
Transfer agent fees.........................................        283            665             76            65
Registration and filing fees................................         83            155             54            36
Printing costs..............................................         82             39             99             5
Other.......................................................          1             50              4            23
                                                               --------       --------       --------       -------
Total expenses before waivers...............................      5,852          9,587          3,732         1,399
Less waivers................................................       (842)            --           (724)           --
                                                               --------       --------       --------       -------
Net Expenses................................................      5,010          9,587          3,008         1,399
                                                               --------       --------       --------       -------
Net Investment Income.......................................     49,325         85,685         27,787        11,949
                                                               --------       --------       --------       -------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS AND FUTURES
Net realized gains (losses) from investment and futures
  transactions..............................................        156          3,839          1,520         3,788
Net change in unrealized appreciation (depreciation) from
  investments and futures...................................    (63,408)        21,185        (46,355)       (2,293)
                                                               --------       --------       --------       -------
Net realized/unrealized gains (losses) from investments and
  futures...................................................    (63,252)        25,024        (44,835)        1,495
                                                               --------       --------       --------       -------
Change in net assets resulting from operations..............   $(13,927)      $110,709       $(17,048)      $13,444
                                                               ========       ========       ========       =======

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
(Amounts in thousands)

                                                              GOVERNMENT       TREASURY &         HIGH YIELD
                                                              BOND FUND        AGENCY FUND        BOND FUND
                                                              ----------       -----------       ------------
                                                                 YEAR             YEAR           NOVEMBER 13,
                                                                ENDED             ENDED            1998 TO
                                                               JUNE 30,         JUNE 30,           JUNE 30,
                                                                 1999             1999             1999(a)
                                                               --------         --------         ------------
INVESTMENT INCOME:
Interest income.............................................   $ 66,490          $11,785           $ 4,494
Dividend income.............................................        722              172                39
Income from securities lending..............................        173               20                11
                                                               --------          -------           -------
Total Income................................................     67,385           11,977             4,544
                                                               --------          -------           -------
EXPENSES:
Investment advisory fees....................................      4,745              809               364
Administration fees.........................................      1,712              328                78
12b-1 fees (Class A)........................................        134              238                 8
12b-1 fees (Class B)........................................        396              437                 6
12b-1 fees (Class C)........................................          1               --                --(b)
Custodian and accounting fees...............................        112               17                18
Legal and audit fees........................................         17                7                21
Organizational costs........................................         --                3                --
Trustees' fees and expenses.................................         13                2                --(b)
Transfer agent fees.........................................        101               49                19
Registration and filing fees................................         96               74                61
Printing costs..............................................         64               17                 6
Other.......................................................         58                3                --
                                                               --------          -------           -------
Total expenses before waivers...............................      7,449            1,984               581
Less waivers................................................       (420)            (768)             (138)
                                                               --------          -------           -------
Net Expenses................................................      7,029            1,216               443
                                                               --------          -------           -------
Net Investment Income.......................................     60,356           10,761             4,101
                                                               --------          -------           -------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS AND
  FUTURES
Net realized gains (losses) from investment and futures
  transactions..............................................        509            1,522              (724)
Net change in unrealized appreciation (depreciation) from
  investments and futures...................................    (41,455)          (7,604)           (2,977)
                                                               --------          -------           -------
Net realized/unrealized gains (losses) from investments and
  futures...................................................    (40,946)          (6,082)           (3,701)
                                                               --------          -------           -------
Change in net assets resulting from operations..............   $ 19,410          $ 4,679           $   400
                                                               ========          =======           =======

---------------
(a) Period from commencement of operations.
(b) Amount is less than $1,000.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                      ULTRA SHORT-TERM              SHORT-TERM                         INTERMEDIATE
                                         BOND FUND                   BOND FUND                          BOND FUND
                                   ----------------------     -----------------------    ----------------------------------------
                                     YEAR         YEAR          YEAR          YEAR       SIX MONTHS       YEAR           YEAR
                                    ENDED         ENDED         ENDED         ENDED        ENDED         ENDED          ENDED
                                   JUNE 30,     JUNE 30,      JUNE 30,      JUNE 30,      JUNE 30,    DECEMBER 31,   DECEMBER 31,
                                     1999         1998          1999          1998          1999          1998           1997
                                   --------     ---------     ---------     ---------    ----------   ------------   ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income (loss)....  $13,896      $  11,971     $  38,748     $  35,814    $  34,900     $  35,381      $  29,517
 Net realized gains (losses) from
   investment and futures
   transactions..................     (691)          (446)        1,942        (2,526)        (379)        2,568            453
 Net change in unrealized
   appreciation (depreciation)
   from investments and
   futures.......................   (2,163)           200       (10,835)        4,699      (37,645)        4,718          8,279
                                   --------     ---------     ---------     ---------    ----------    ---------      ---------
Change in net assets resulting
 from operations.................   11,042         11,725        29,855        37,987       (3,124)       42,667         38,249
                                   --------     ---------     ---------     ---------    ----------    ---------      ---------
DISTRIBUTIONS TO CLASS I
 SHAREHOLDERS:
 From net investment income......  (12,265)        (9,591)      (37,526)      (34,511)     (31,201)      (30,769)       (27,921)
DISTRIBUTIONS TO CLASS A
 SHAREHOLDERS:
 From net investment income......   (1,232)        (2,049)         (969)       (1,040)      (2,929)       (4,974)        (1,483)
DISTRIBUTIONS TO CLASS B
 SHAREHOLDERS:
 From net investment income......     (268)          (177)         (253)         (263)        (512)          (36)           (13)
DISTRIBUTIONS TO CLASS C
 SHAREHOLDERS:
 From net investment income......       --             --            --            --         (193)           --             --
                                   --------     ---------     ---------     ---------    ----------    ---------      ---------
Change in net assets from
 shareholder distributions.......  (13,765)       (11,817)      (38,748)      (35,814)     (34,835)      (35,779)       (29,417)
                                   --------     ---------     ---------     ---------    ----------    ---------      ---------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued.....  158,780        210,232       125,155       120,557      209,463       216,824        213,560
 Proceeds from shares issued in
   Pegasus acquisition...........       --             --       313,282            --      914,740            --             --
 Proceeds from shares issued in
   conversion....................       --          1,303            --        41,843           --        24,556             --
 Dividends reinvested............    1,367          1,953         1,737         2,149        8,279        18,448         17,878
 Cost of shares redeemed.........  (84,538)      (142,859)     (213,003)     (142,574)    (185,900)     (135,585)      (128,414)
                                   --------     ---------     ---------     ---------    ----------    ---------      ---------
Change in net assets from share
 transactions....................   75,609         70,629       227,171        21,975      946,582       124,243        103,024
                                   --------     ---------     ---------     ---------    ----------    ---------      ---------
Change in net assets.............   72,886         70,537       218,278        24,148      908,623       131,131        111,856
NET ASSETS:
 Beginning of period.............  217,411        146,874       613,102       588,954      656,538       525,407        413,551
                                   --------     ---------     ---------     ---------    ----------    ---------      ---------
 End of period...................  $290,297     $ 217,411     $ 831,380     $ 613,102    $1,565,161    $ 656,538      $ 525,407
                                   ========     =========     =========     =========    ==========    =========      =========
SHARE TRANSACTIONS:
 Issued..........................   16,151         21,267        11,887        11,459       20,119        20,524         20,655
 Issued in Pegasus acquisition...       --             --        29,835            --       87,346            --             --
 Issued in conversion............       --            132            --         3,970           --         2,318             --
 Reinvested......................      139            198           164           204          789         1,754          1,734
 Redeemed........................   (8,606)       (14,453)      (20,295)      (13,545)     (17,831)      (12,843)       (12,417)
                                   --------     ---------     ---------     ---------    ----------    ---------      ---------
Change in shares.................    7,684          7,144        21,591         2,088       90,423        11,753          9,972
                                   ========     =========     =========     =========    ==========    =========      =========

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                            BOND FUND                                INCOME BOND FUND
                                            -----------------------------------------    ----------------------------------------
                                            SIX MONTHS        YEAR           YEAR        SIX MONTHS       YEAR           YEAR
                                              ENDED          ENDED          ENDED          ENDED         ENDED          ENDED
                                             JUNE 30,     DECEMBER 31,   DECEMBER 31,     JUNE 30,    DECEMBER 31,   DECEMBER 31,
                                               1999           1998           1997           1999          1998           1997
                                            ----------    ------------   ------------    ----------   ------------   ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income (loss).............  $  49,325      $   85,685     $   65,310     $   27,787     $ 11,949      $   8,533
 Net realized gains (losses) from
   investment and futures transactions....        156           3,839            801          1,520        3,788            263
 Net change in unrealized appreciation
   (depreciation) from investments and
   futures................................    (63,408)         21,184         34,887        (46,355)      (2,293)         1,982
                                            ----------     ----------     ----------     ----------     --------      ---------
Change in net assets resulting from
 operations...............................    (13,927)        110,708        100,998        (17,048)      13,444         10,778
                                            ----------     ----------     ----------     ----------     --------      ---------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
 From net investment income...............    (42,447)        (73,570)       (60,755)       (27,011)     (11,104)        (8,031)
 From net realized gains from investment
   transactions...........................         --              --             --         (2,726)      (2,199)          (230)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
 From net investment income...............     (6,544)        (12,214)        (4,500)          (705)        (707)          (483)
 From net realized gains from investment
   transactions...........................         --              --             --           (114)         (85)           (19)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
 From net investment income...............       (290)           (313)           (74)          (247)         (26)           (23)
 From net realized gain from investment
   transactions...........................         --              --             --             (5)          (3)            (1)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
 From net investment income...............         (4)
                                            ----------     ----------     ----------     ----------     --------      ---------
Change in net assets from shareholder
 distributions............................    (49,285)        (86,097)       (65,329)       (30,808)     (14,124)        (8,787)
                                            ----------     ----------     ----------     ----------     --------      ---------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued..............    267,726         588,643        525,892         92,514       33,090         10,311
 Proceeds from shares issued in Pegasus
   acquisition............................         --              --             --      1,026,073           --             --
 Proceeds from shares issued in
   conversion.............................         --              --             --             --      330,845             --
 Dividends reinvested.....................     20,507          47,400         36,740          3,485        2,701            725
 Cost of shares redeemed..................   (212,749)       (378,877)      (172,382)       (99,697)     (66,770)      (106,530)
                                            ----------     ----------     ----------     ----------     --------      ---------
Change in net assets from share
 transactions.............................     75,484         257,166        390,250      1,022,375      299,866        (95,494)
                                            ----------     ----------     ----------     ----------     --------      ---------
Change in net assets......................     12,272         281,777        425,919        974,519      299,186        (93,503)
NET ASSETS:
 Beginning of period......................  1,512,580       1,230,803        804,884        402,095      102,909        196,412
                                            ----------     ----------     ----------     ----------     --------      ---------
 End of period............................  $1,524,852     $1,512,580     $1,230,803     $1,376,614     $402,095      $ 102,909
                                            ==========     ==========     ==========     ==========     ========      =========
SHARE TRANSACTIONS:
 Issued...................................     25,305          54,999         50,865         11,824        4,402          1,313
 Issued in Pegasus acquisition............         --              --             --        130,022           --             --
 Issued in conversion.....................         --              --             --             --       40,332             --
 Reinvested...............................      1,927           4,444          3,560            441          335             92
 Redeemed.................................    (20,108)        (35,287)       (16,599)       (12,726)      (8,258)       (13,570)
                                            ----------     ----------     ----------     ----------     --------      ---------
Change in shares..........................      7,124          24,156         37,826        129,561       36,811        (12,165)
                                            ==========     ==========     ==========     ==========     ========      =========

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                        GOVERNMENT          TREASURY & AGENCY     HIGH YIELD
                                                        BOND FUND                 FUND            BOND FUND
                                                  ----------------------   -------------------   ------------
                                                     YEAR        YEAR        YEAR       YEAR     NOVEMBER 13,
                                                    ENDED        ENDED      ENDED      ENDED       1998 TO
                                                   JUNE 30,    JUNE 30,    JUNE 30,   JUNE 30,     JUNE 30,
                                                     1999        1998        1999       1998       1999(a)
                                                  ----------   ---------   --------   --------   ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss)..................  $   60,356   $ 50,777    $10,761    $ 7,103      $  4,101
  Net realized gains (losses) from investment
    and futures transactions....................         509      6,626      1,522        430          (724)
  Net change in unrealized appreciation
    (depreciation) from investments and
    futures.....................................     (41,455)    27,673     (7,604)     1,288        (2,977)
                                                  ----------   ---------   --------   --------     --------
Change in net assets resulting from
  operations....................................      19,410     85,076      4,679      8,821           400
                                                  ----------   ---------   --------   --------     --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income....................     (56,313)   (48,072)    (5,060)    (6,265)       (3,864)
  From net realized gains from investment
    transactions................................          --         --       (654)      (474)           --
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income....................      (2,114)    (1,922)    (3,606)      (626)         (190)
  From net realized gains from investment
    transactions................................          --         --       (484)       (32)           --
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income....................      (1,922)      (783)    (2,095)      (212)          (47)
  From net realized gain from investment
    transactions................................          --         --       (273)       (12)           --
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income....................          (7)        --         --         --            --(b)
  From net realized gain from investment
    transactions................................          --         --         --         --            --
                                                  ----------   ---------   --------   --------     --------
Change in net assets from shareholder
  distributions.................................     (60,356)   (50,777)   (12,172)    (7,621)       (4,101)
                                                  ----------   ---------   --------   --------     --------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...................     278,810    252,076    161,303     54,786        77,432
  Proceeds from shares issued in Pegasus
    acquisition.................................          --         --         --         --        84,851
  Proceeds from shares issued in Marquis
    acquisition.................................     144,002         --         --         --            --
  Proceeds from shares issued in conversion.....          --     26,687         --         --            --
  Dividends reinvested..........................       3,305      2,675      5,268        897           498
  Cost of shares redeemed.......................    (227,277)  (182,629)   (79,123)   (24,372)       (6,485)
                                                  ----------   ---------   --------   --------     --------
Change in net assets from share transactions....     198,840     98,809     87,448     31,311       156,296
                                                  ----------   ---------   --------   --------     --------
Change in net assets............................     157,894    133,108     79,955     32,511       152,595
NET ASSETS:
  Beginning of period...........................     903,987    770,879    142,769    110,258            --
                                                  ----------   ---------   --------   --------     --------
  End of period.................................  $1,061,881   $903,987    $222,724   $142,769     $152,595
                                                  ==========   =========   ========   ========     ========
SHARE TRANSACTIONS:
  Issued........................................      27,606     25,308     15,916      5,441         7,631
  Issued in Pegasus acquisition.................          --                    --         --         8,376
  Issued in Marquis acquisition.................      14,230         --         --         --            --
  Issued in conversion..........................          --      2,663         --         --            --
  Reinvested....................................         327        268        520         89            49
  Redeemed......................................     (22,515)   (18,328)    (7,884)    (2,418)         (595)
                                                  ----------   ---------   --------   --------     --------
Change in shares................................      19,648      9,911      8,552      3,112        15,461
                                                  ==========   =========   ========   ========     ========

---------------
(a) Period from commencement of operations.

(b) Amount is less than $1,000.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CASH FLOWS
(Amounts in thousands)

                                                   SHORT-TERM     INTERMEDIATE                      INCOME
                                                    BOND FUND       BOND FUND       BOND FUND      BOND FUND
                                                   -----------    -------------    -----------    -----------
                                                      YEAR         SIX MONTHS      SIX MONTHS     SIX MONTHS
                                                      ENDED           ENDED           ENDED          ENDED
                                                    JUNE 30,        JUNE 30,        JUNE 30,       JUNE 30,
                                                      1999            1999            1999           1999
                                                   -----------    -------------    -----------    -----------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Total net investment income (loss).............  $    38,748     $    34,900     $    49,325    $    27,787
Adjustments to reconcile net investment income to
  net cash provided (used) by operating
  activities:
  Purchases of investments.......................   (3,560,814)     (4,868,207)     (2,462,374)    (2,404,962)
  Proceeds from disposition of investment
    securities...................................    3,337,410       3,933,958       2,402,481      1,395,630
  Decrease (increase) investments purchased with
    cash collateral from securities lending......      (77,112)       (268,510)       (296,096)      (273,893)
  Decrease (increase) in dividends and interest
    receivable...................................       (2,482)         (8,928)           (149)       (13,454)
  Increase (decrease) in payable for return of
    collateral received from securities
    lending......................................       77,112         268,510         296,096        273,893
  Increase (decrease) in accrued expenses........          268             785              (9)           904
  Net amortization/accretion from investments....         (731)            929             437            915
                                                   -----------     -----------     -----------    -----------
    Net cash provided (used) by operating
       activities................................     (187,601)       (906,563)        (10,289)      (993,180)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Proceeds from shares issued....................      438,422       1,122,687         271,370      1,118,768
  Cost of shares redeemed........................     (213,018)       (185,869)       (212,676)       (99,643)
  Cash distributions paid........................      (37,804)(a)      (30,233)(b)     (48,345)(c)     (25,900)(d)
                                                   -----------     -----------     -----------    -----------
    Net cash provided (used) by financing
       activities................................      187,600         906,585          10,349        993,225
                                                   -----------     -----------     -----------    -----------
Net increase (decrease) in cash..................           (1)             22              60             45
CASH:
  Beginning balance..............................            1              --             (49)           (36)
                                                   -----------     -----------     -----------    -----------
  Ending balance.................................  $        --     $        22     $        11    $         9
                                                   ===========     ===========     ===========    ===========

---------------

(a) Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $1,737.

(b) Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $8,279.

(c) Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $20,507.

(d) Non-cash financing activities not included herein consist of reinvestment of dividends and distributions of $3,485.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 1999

1. ORGANIZATION:

   The One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Ultra Short-Term Bond Fund (previously the Ultra Short-Term Income Fund), Short-Term Bond Fund (previously the Limited Volatility Bond Fund), Intermediate Bond Fund (previously the Pegasus Intermediate Bond Fund), Bond Fund (previously the Pegasus Bond Fund), Income Bond Fund (previously the Pegasus Multi Sector Bond Fund), Government Bond Fund, Treasury & Agency Fund, and High Yield Bond Fund (individually a "Fund," collectively the "Funds") only. Each Fund is a diversified mutual fund.

   The Trust entered into an Agreement and Plan of Reorganization (the "Marquis Agreement") with the Marquis Family of Funds ("Marquis"), a Massachusetts business trust. Pursuant to the Marquis Agreement, all of the assets and liabilities of each Marquis Fund transferred to a Fund of the One Group on August 10, 1998 in exchange for shares of the corresponding Fund of the One Group.

   The Trust entered into an Agreement and Plan of Reorganization (the "Pegasus Agreement") with the Pegasus Funds ("Pegasus"), a Massachusetts business trust. Pursuant to the Pegasus Agreement, all of the assets and liabilities of each Pegasus Fund transferred to a Fund of the One Group on March 22, 1999, in exchange for shares of the corresponding Fund of the One Group. For financial reporting purposes, the Pegasus Intermediate Bond Fund and Pegasus Multi Sector Bond Fund are considered the accounting survivors. Therefore, prior to March 22, 1999 all financial statement and performance information for the One Group Intermediate Bond Fund and One Group Income Bond Fund reflect that of the Pegasus Intermediate Bond Fund and Pegasus Multi Sector Bond Fund, respectively. Subsequent to the reorganization, the fiscal year end changed from December 31 to June 30 for the Intermediate Bond Fund, the Bond Fund and the Income Bond Fund. Therefore, the most recent period presented for the statements of operations, statements of changes in net assets and financial highlights for those Funds present the results for the six months ended June 30, 1999. All financial information for the periods prior to March 22, 1999 represent the predecessor fund.

   The Funds' investment objectives are as follows:

                    FUND                                              OBJECTIVE
                    ----                                              ---------
      Ultra Short-Term Bond Fund              Seeks a high level of current income consistent with low
                                               volatility of principal by investing in a diversified
                                               portfolio of short-term investment grade securities.

      Short -Term Bond Fund                   Seeks current income consistent with the preservation of
                                               capital through investment in high and medium-grade
                                               fixed income securities.

      Intermediate Bond Fund                  Seeks current income consistent with the preservation of
                                               capital by investing in high and medium-grade fixed
                                               income securities with intermediate maturities.

      Bond Fund                               Seeks to maximize total return by investing primarily in
                                               a diversified portfolio of intermediate and long-term
                                               debt securities.

      Income Bond Fund                        Seeks a high level of current income by investing
                                               primarily in a diversified portfolio of high, medium and
                                               low grade debt securities.

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999

                    FUND                                              OBJECTIVE
                    ----                                              ---------
      Government Bond Fund                    Seeks a high level of current income with liquidity and
                                               safety of principal.

      Treasury & Agency Fund                  Seeks a high level of current income by investing in U.S.
                                               Treasury and other U.S. agency obligations with a
                                               primary, but not exclusive, focus on issues that produce
                                               income exempt from state income taxes.

      High Yield Bond Fund                    Seeks a high level of current income by investing
                                               primarily in a diversified portfolio of debt securities
                                               which are rated below investment grade or unrated.
                                               Capital appreciation is a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Debt securities (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which there are no such quotations or valuations are carried at fair value as determined by the Fair Value Committee which is comprised of members from Banc One Investment Advisors Corporation (the "Advisor") and The One Group Services Company (the "Administrator") under the direction of the Board of Trustees.

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that are deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund under the 1940 Act.

     WRITTEN OPTIONS

     The Funds (except for the Treasury & Agency Fund) may write covered call or secured put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premi-

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999

     ums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

     FUTURES CONTRACTS

     The Funds (except for the Treasury & Agency Fund) may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

     INDEXED SECURITIES

     The Funds may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other referenced instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

     MORTGAGE ROLLS

     The Funds may enter into mortgage "dollar rolls" in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase.

     SECURITIES LENDING

     To generate additional income, the Funds may lend up to 33 1/3% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, letters of credit or any combination of cash, such securities, shares or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore,

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999

     not considered to be illiquid investments. As of June 30, 1999, the following Funds had securities with the following market values on loan (amounts in thousands):

                                                        MARKET        MARKET         MARKET
                                                        VALUE          VALUE         VALUE
                                                       OF CASH      OF NON-CASH    OF LOANED
                                                      COLLATERAL    COLLATERAL     SECURITIES
                                                      ----------    -----------    ----------
   Short-Term Bond Fund.............................   $132,163      $115,711       $242,248
   Intermediate Bond Fund...........................    268,510        84,469        350,758
   Bond Fund........................................    296,096        76,595        371,593
   Income Bond Fund.................................    273,893        85,000        356,327
   Government Bond Fund.............................     37,704       188,560        222,414
   Treasury & Agency Fund...........................     34,354         1,252         35,541
   High Yield Bond Fund.............................      7,942            --          7,909

     The loaned securities were fully collateralized by cash, U.S. Government securities, corporate bonds and commercial paper as of June 30, 1999.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared daily and paid monthly for the Funds. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses.

     Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

     ORGANIZATION COSTS

     Costs incurred by the Trust in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution have been deferred and are being amortized using the straight-line method over a period of five years beginning with the commencement of each Fund's operations. All such costs, which are attributable to more than one fund of the Trust, have been allocated among the respective

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999

     funds pro-rata, based on the relative net assets of each Fund. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

     FEDERAL INCOME TAXES

     Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer fifty-nine series and five classes of shares: Class I, Class A, Class B, Class C and Service Class (Prior to November 1, 1998, Class I was known as the Fiduciary Class). Currently, the Trust consists of forty-nine active funds. The funds are each authorized to issue Class I, Class A, Class B and Class C shares. Class A shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the funds' prospectus. Certain redemptions of Class B and Class C shares are subject to contingent deferred sales charges in accordance with the funds' prospectus. As of June 30, 1999, no shareholders were in Class C of the funds except for the Intermediate Bond Fund, the Bond Fund, the Government Bond Fund and the High Yield Bond Fund. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999
(Amounts in thousands)

the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in fund shares for the periods noted:

                                                ULTRA SHORT-TERM          SHORT-TERM
                                                   BOND FUND               BOND FUND
                                              --------------------   ---------------------
                                                YEAR       YEAR        YEAR        YEAR
                                               ENDED       ENDED       ENDED       ENDED
                                              JUNE 30,   JUNE 30,    JUNE 30,    JUNE 30,
                                                1999       1998        1999        1998
                                              --------   ---------   ---------   ---------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued..............    $134,162   $ 185,046   $ 116,291   $ 116,789
 Proceeds from shares issued in Pegasus
   acquisition............................         --           --     299,075          --
 Proceeds from shares issued in
   conversion.............................         --        1,303          --      41,843
 Dividends reinvested.....................        302           28         866       1,189
 Cost of shares redeemed..................    (60,288)    (112,580)   (195,425)   (133,214)
                                              --------   ---------   ---------   ---------
 Change in net assets from
   Class I Share transactions.............    $74,176    $  73,797   $ 220,807   $  26,607
                                              ========   =========   =========   =========
CLASS A SHARES:
 Proceeds from shares issued..............    $20,412    $  22,649   $   7,482   $   2,909
 Proceeds from shares issued in Pegasus
   acquisition............................         --           --      13,936          --
 Dividends reinvested.....................        868        1,798         645         722
 Cost of shares redeemed..................    (21,498)     (29,331)    (15,953)     (8,184)
                                              --------   ---------   ---------   ---------
 Change in net assets from
   Class A Share transactions.............    $  (218)   $  (4,884)  $   6,110   $  (4,553)
                                              ========   =========   =========   =========
CLASS B SHARES:
 Proceeds from shares issued..............    $ 4,206    $   2,537   $   1,382   $     859
 Proceeds from shares issued in Pegasus
   acquisition............................         --           --         271          --
 Dividends reinvested.....................        197          127         226         238
 Cost of shares redeemed..................     (2,752)        (948)     (1,625)     (1,176)
                                              --------   ---------   ---------   ---------
 Change in net assets from
   Class B Share transactions.............    $ 1,651    $   1,716   $     254   $     (79)
                                              ========   =========   =========   =========
CLASS C SHARES:
 Proceeds from shares issued..............
 Proceeds from shares issued in Pegasus
   acquisition............................
 Dividends reinvested.....................
 Cost of shares redeemed..................
 Change in net assets from Class C Share
   transactions...........................
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued...................................     13,642       18,717      11,046      11,101
 Issued in Pegasus acquisition............         --           --      28,482          --
 Issued in conversion.....................         --          132          --       3,970
 Reinvested...............................         31            3          82         113
 Redeemed.................................     (6,137)     (11,387)    (18,623)    (12,655)
                                              --------   ---------   ---------   ---------
 Change in Class I Shares.................      7,536        7,465      20,987       2,529
                                              ========   =========   =========   =========
CLASS A SHARES:
 Issued...................................      2,080        2,292         711         276
 Issued in Pegasus acquisition............         --           --       1,327          --
 Reinvested...............................         88          182          61          69
 Redeemed.................................     (2,188)      (2,970)     (1,519)       (779)
                                              --------   ---------   ---------   ---------
 Change in Class A Shares.................        (20)        (496)        580        (434)
                                              ========   =========   =========   =========
CLASS B SHARES:
 Issued...................................        429          258         130          82
 Issued in Pegasus acquisition............         --           --          26          --
 Reinvested...............................         20           13          21          22
 Redeemed.................................       (281)         (96)       (153)       (111)
                                              --------   ---------   ---------   ---------
 Change in Class B Shares.................        168          175          24          (7)
                                              ========   =========   =========   =========
CLASS C SHARES:
 Issued...................................
 Issued in Pegasus acquisition............
 Reinvested...............................
 Redeemed.................................
 Change in Class C Shares.................


                                                     INTERMEDIATE BOND FUND
                                            -----------------------------------------
                                            SIX MONTHS        YEAR           YEAR
                                               ENDED         ENDED          ENDED
                                             JUNE 30,     DECEMBER 31,   DECEMBER 31,
                                               1999           1998           1997
                                            -----------   ------------   ------------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued..............   $ 141,767     $ 148,957      $ 185,977
 Proceeds from shares issued in Pegasus
   acquisition............................     811,565            --             --
 Proceeds from shares issued in
   conversion.............................          --        24,556             --
 Dividends reinvested.....................       5,585        14,064         16,511
 Cost of shares redeemed..................    (107,046)     (108,667)      (123,283)
                                             ---------     ---------      ---------
 Change in net assets from
   Class I Share transactions.............   $ 851,871     $  78,910      $  79,205
                                             =========     =========      =========
CLASS A SHARES:
 Proceeds from shares issued..............   $  51,170     $  67,341      $  27,304
 Proceeds from shares issued in Pegasus
   acquisition............................      61,562            --             --
 Dividends reinvested.....................       2,289         4,355          1,358
 Cost of shares redeemed..................     (74,736)      (26,830)        (5,102)
                                             ---------     ---------      ---------
 Change in net assets from
   Class A Share transactions.............   $  40,285     $  44,866      $  23,560
                                             =========     =========      =========
CLASS B SHARES:
 Proceeds from shares issued..............   $   8,892     $     525      $     279
 Proceeds from shares issued in Pegasus
   acquisition............................      31,409            --             --
 Dividends reinvested.....................         283            29              8
 Cost of shares redeemed..................      (3,068)          (88)           (29)
                                             ---------     ---------      ---------
 Change in net assets from
   Class B Share transactions.............   $  37,516     $     466      $     258
                                             =========     =========      =========
CLASS C SHARES:
 Proceeds from shares issued..............   $   7,634
 Proceeds from shares issued in Pegasus
   acquisition............................      10,204
 Dividends reinvested.....................         122
 Cost of shares redeemed..................      (1,050)
                                             ---------
 Change in net assets from Class C Share
   transactions...........................   $  16,910
                                             =========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued...................................      13,591        14,087         18,004
 Issued in Pegasus acquisition............      77,461            --             --
 Issued in conversion.....................          --         2,318             --
 Reinvested...............................         531         1,337          1,601
 Redeemed.................................     (10,266)      (10,295)       (11,921)
                                             ---------     ---------      ---------
 Change in Class I Shares.................      81,317         7,447          7,684
                                             =========     =========      =========
CLASS A SHARES:
 Issued...................................       4,921         6,387          2,625
 Issued in Pegasus acquisition............       5,875            --             --
 Reinvested...............................         219           414            131
 Redeemed.................................      (7,164)       (2,541)          (493)
                                             ---------     ---------      ---------
 Change in Class A Shares.................       3,851         4,260          2,263
                                             =========     =========      =========
CLASS B SHARES:
 Issued...................................         865            50             27
 Issued in Pegasus acquisition............       3,027            --             --
 Reinvested...............................          27             3              1
 Redeemed.................................        (299)           (8)            (3)
                                             ---------     ---------      ---------
 Change in Class B Shares.................       3,620            45             25
                                             =========     =========      =========
CLASS C SHARES:
 Issued...................................         742
 Issued in Pegasus acquisition............         983
 Reinvested...............................          12
 Redeemed.................................        (102)
                                             ---------
 Change in Class C Shares.................       1,635
                                             =========

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999
(Amounts in thousands)

                                                            BOND FUND                               INCOME BOND FUND
                                             ----------------------------------------   ----------------------------------------
                                             SIX MONTHS       YEAR           YEAR       SIX MONTHS       YEAR           YEAR
                                               ENDED         ENDED          ENDED         ENDED         ENDED          ENDED
                                              JUNE 30,    DECEMBER 31,   DECEMBER 31,    JUNE 30,    DECEMBER 31,   DECEMBER 31,
                                                1999          1998           1997          1999          1998           1997
                                             ----------   ------------   ------------   ----------   ------------   ------------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued..............   $ 229,160     $ 413,142      $ 435,649     $  82,599      $ 21,736      $   7,730
 Proceeds from shares issued in Pegasus
   acquisition............................          --            --             --       987,407            --             --
 Proceeds from shares issued in
   conversion.............................          --            --             --            --       330,845             --
 Dividends reinvested.....................      14,637        36,842         32,769         2,781         1,979            224
 Cost of shares redeemed..................    (136,395)     (295,732)      (157,152)      (83,617)      (62,714)      (102,380)
                                             ---------     ---------      ---------     ----------     --------      ---------
 Change in net assets from
   Class I Share transactions.............   $ 107,402     $ 154,252      $ 311,266     $ 989,170      $291,846      $ (94,426)
                                             =========     =========      =========     ==========     ========      =========
CLASS A SHARES:
 Proceeds from shares issued..............   $  31,835     $ 169,562      $  87,086     $   8,944      $ 11,205      $   2,346
 Proceeds from shares issued in Pegasus
   acquisition............................          --            --             --        21,297            --             --
 Dividends reinvested.....................       5,639        10,307          3,911           560           698            482
 Cost of shares redeemed..................     (75,039)      (82,545)       (15,064)      (13,742)       (3,980)        (3,920)
                                             ---------     ---------      ---------     ----------     --------      ---------
 Change in net assets from
   Class A Share transactions.............   $ (37,565)    $  97,324      $  75,933     $  17,059      $  7,923      $  (1,092)
                                             =========     =========      =========     ==========     ========      =========
CLASS B SHARES:
 Proceeds from shares issued..............   $   6,139     $   5,939      $   3,156     $     971      $    148      $     235
 Proceeds from shares issued in Pegasus
   acquisition............................          --            --             --        17,369            --             --
 Dividends reinvested.....................         230           251             60           144            24             19
 Cost of shares redeemed..................      (1,184)         (600)          (164)       (2,338)          (76)          (231)
                                             ---------     ---------      ---------     ----------     --------      ---------
 Change in net assets from
   Class B Share transactions.............   $   5,185     $   5,590      $   3,052     $  16,146      $     96      $      23
                                             =========     =========      =========     ==========     ========      =========
CLASS C SHARES:
 Proceeds from shares issued..............   $     592
 Dividends reinvested.....................           1
 Cost of shares redeemed..................        (131)
                                             ---------
 Change in net assets from
   Class C Share transactions.............   $     462
                                             =========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued...................................      21,673        38,580         42,208        10,561         3,006            984
 Issued in Pegasus acquisition............          --            --             --       125,129            --             --
 Issued in conversion.....................          --            --             --            --        40,333             --
 Reinvested...............................       1,373         3,454          3,176           352           245             28
 Redeemed.................................     (12,881)      (27,545)       (15,127)      (10,683)       (7,756)       (13,037)
                                             ---------     ---------      ---------     ----------     --------      ---------
 Change in Class I Shares.................      10,165        14,489         30,257       125,359        35,828        (12,025)
                                             =========     =========      =========     ==========     ========      =========
CLASS A SHARES:
 Issued...................................       2,992        15,864          8,353         1,140         1,377            299
 Issued in Pegasus acquisition............          --            --             --         2,701            --             --
 Reinvested...............................         532           966            378            71            87             61
 Redeemed.................................      (7,103)       (7,686)        (1,456)       (1,747)         (493)          (503)
                                             ---------     ---------      ---------     ----------     --------      ---------
 Change in Class A Shares.................      (3,579)        9,144          7,275         2,165           971           (143)
                                             =========     =========      =========     ==========     ========      =========
CLASS B SHARES:
 Issued...................................         584           554            303           123            18             30
 Issued in Pegasus acquisition............          --            --             --         2,192            --             --
 Reinvested...............................          22            24              6            18             3              2
 Redeemed.................................        (112)          (56)           (16)         (296)           (9)           (30)
                                             ---------     ---------      ---------     ----------     --------      ---------
 Change in Class B Shares.................         494           522            293         2,037            12              2
                                             =========     =========      =========     ==========     ========      =========
CLASS C SHARES:
 Issued...................................          56
 Reinvested...............................          --(a)
 Redeemed.................................         (12)
                                             ---------
 Change in Class C Shares.................          44
                                             =========

------------

(a) Amount less than 1,000.

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999
(Amounts in thousands)

                                                                                                                  HIGH YIELD
                                                                                                                  BOND FUND
                                                    GOVERNMENT BOND FUND           TREASURY & AGENCY FUND    --------------------
                                                 --------------------------        -----------------------      FOR THE PERIOD
                                                   YEAR             YEAR             YEAR           YEAR         NOVEMBER 13,
                                                   ENDED            ENDED           ENDED          ENDED           1998 TO
                                                 JUNE 30,         JUNE 30,         JUNE 30,       JUNE 30,         JUNE 30,
                                                   1999             1998             1999           1998           1999(a)
                                                 ---------        ---------        --------       --------   --------------------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued.................    $ 212,763        $ 234,966        $ 14,674       $  7,487         $ 63,280
 Proceeds from shares issued in Pegasus
   acquisition...............................           --               --              --             --           82,230
 Proceeds from shares issued in Marquis
   acquisition...............................      139,784               --              --             --               --
 Proceeds from shares issued in conversion...           --           26,687              --             --               --
 Dividends reinvested........................          349              720              71            373              391
 Cost of shares redeemed.....................     (202,815)        (167,601)        (27,558)       (23,978)          (5,216)
                                                 ---------        ---------        --------       --------         --------
 Change in net assets from
   Class I Share transactions................    $ 150,081        $  94,772        $(12,813)      $(16,118)        $140,685
                                                 =========        =========        ========       ========         ========
CLASS A SHARES:
 Proceeds from shares issued.................    $  22,234        $   6,410        $ 76,947       $ 34,752         $ 10,697
 Proceeds from shares issued in Pegasus
   acquisition...............................           --               --              --             --            2,221
 Proceeds from shares issued in Marquis
   acquisition...............................        3,008               --              --             --               --
 Dividends reinvested........................        1,502            1,363           3,561            417               86
 Cost of shares redeemed.....................      (13,769)         (12,344)        (39,994)          (121)          (1,242)
                                                 ---------        ---------        --------       --------         --------
 Change in net assets from
   Class A Share transactions................    $  12,975        $  (4,571)       $ 40,514       $ 35,048         $ 11,762
                                                 =========        =========        ========       ========         ========
CLASS B SHARES:
 Proceeds from shares issued.................    $  42,690        $  10,700        $ 69,682       $ 12,547         $  3,445
 Proceeds from shares issued in Pegasus
   acquisition...............................           --               --              --             --              400
 Proceeds from shares issued in Marquis
   acquisition...............................        1,211               --              --             --               --
 Dividends reinvested........................        1,451              592           1,636            107               21
 Cost of shares redeemed.....................      (10,693)          (2,684)        (11,571)          (273)             (27)
                                                 ---------        ---------        --------       --------         --------
 Change in net assets from
   Class B Share transactions................    $  34,659        $   8,608        $ 59,747       $ 12,381         $  3,839
                                                 =========        =========        ========       ========         ========
CLASS C SHARES:
 Proceeds from shares issued.................    $   1,122                                                         $     10
 Dividends reinvested........................            3                                                               --(b)
                                                 ---------                                                         --------
 Change in net assets from Class C Share
   transactions..............................    $   1,125                                                         $     10
                                                 =========                                                         ========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued......................................       21,078           23,598           1,451            743            6,241
 Issued in Pegasus acquisition...............           --               --              --             --            8,117
 Issued in Marquis acquisition...............       13,813               --              --             --               --
 Issued in conversion........................           --            2,663              --             --               --
 Reinvested..................................           35               72               7             37               38
 Redeemed....................................      (20,081)         (16,821)         (2,733)        (2,379)            (471)
                                                 ---------        ---------        --------       --------         --------
 Change in Class I Shares....................       14,845            9,512          (1,275)        (1,599)          13,925
                                                 =========        =========        ========       ========         ========
CLASS A SHARES:
 Issued......................................        2,199              640           7,587          3,452            1,050
 Issued in Pegasus acquisition...............           --               --              --             --              219
 Issued in Marquis acquisition...............          297               --              --             --               --
 Reinvested..................................          148              137             351             41                9
 Redeemed....................................       (1,367)          (1,238)         (3,994)           (12)            (122)
                                                 ---------        ---------        --------       --------         --------
 Change in Class A Shares....................        1,277             (461)          3,944          3,481            1,156
                                                 =========        =========        ========       ========         ========
CLASS B SHARES:
 Issued......................................        4,216            1,070           6,878          1,246              339
 Issued in Pegasus acquisition...............           --               --              --             --               40
 Issued in Marquis acquisition...............          120               --              --             --               --
 Reinvested..................................          144               59             162             11                2
 Redeemed....................................       (1,067)            (269)         (1,157)           (27)              (2)
                                                 ---------        ---------        --------       --------         --------
 Change in Class B Shares....................        3,413              860           5,883          1,230              379
                                                 =========        =========        ========       ========         ========
CLASS C SHARES:
 Issued......................................          113                                                                1
 Reinvested..................................           --(b)                                                            --(b)
                                                 ---------                                                         --------
   Change in Class C Shares..................          113                                                                1
                                                 =========                                                         ========

------------

(a) Period from commencement of operations.
(b) Amount is less than 1,000.

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999

4. INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to the following percentages of the Funds' average net assets: 0.55% of the Ultra Short-Term Bond Fund, 0.60% of the Short-Term Bond Fund, the Intermediate Bond Fund, the Income Bond Fund and the Bond Fund; 0.45% of the Government Bond Fund; 0.40% of the Treasury & Agency Fund; and 0.75% of the High Yield Bond Fund.

   Prior to March 22, 1999, the Trust and First Chicago NBD Investment Management Company ("FCNIMCO") were parties to an investment advisory agreement under which the Advisor was entitled to a fee, computed daily and paid monthly, at an annual rate of 0.40% of the average net assets of the Intermediate Bond Fund, the Bond Fund and the Income Bond Fund.

   The Trust and the Administrator, a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust net assets (excluding the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund and the Investor Balanced Fund (the "Investor Funds") and the Treasury Only Money Market Fund, the Government Money Market Fund and Institutional Prime Money Market Fund (the "Institutional Money Market Funds"); 0.18% on the next $0.5 billion of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion. The Advisor also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

   Prior to March 22, 1999 FCNIMCO and BISYS Fund Service (the
   "Co-Administrators") were parties to a Co-Administration Agreement under which the Co-Administrators were entitled to a fee, computed daily and paid monthly, at an annual rate of 0.15% of the average net assets of the Intermediate Bond Fund, the Bond Fund and the Income Bond Fund.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B, and Class C shares are subject to a distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the Funds and 1.00% of the average daily net assets of the Class B and Class C shares of each of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A shares of each Fund, 0.75% of average daily net assets of the Class B shares of the Ultra Short-Term Bond Fund, the Short-Term Bond Fund and the Treasury & Agency Fund, 0.90% of average daily net assets of the Class B shares of the Intermediate Bond Fund, the Bond Fund, the Income Bond Fund, the Government Bond Fund and the High Yield Bond Fund and 0.90% of the average daily net assets of the Class C shares of the Intermediate Bond Fund, the Bond Fund, the Government Bond Fund and the High Yield Bond Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Class I shares of each Fund are offered without distribution fees. For the year ended June 30, 1999, the Distributor received $1,051,751 from commissions earned on

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999

sales of Class A shares and redemptions of Class B and Class C shares, of which the Distributor re-allowed $1,014,988 to affiliated broker-dealers of the Funds.

Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

The Advisor, the Administrator and the Distributor voluntarily agreed to waive a portion of their fees. For the year ended June 30, 1999, fees in the following amounts were waived (amounts in thousands):

                                       INVESTMENT                               12b-1 FEES
                                        ADVISORY                                  WAIVED
                                          FEES       ADMINISTRATION    -----------------------------
                                         WAIVED       FEES WAIVED      CLASS A    CLASS B    CLASS C
                                       ----------    --------------    -------    -------    -------
Ultra Short-Term Bond Fund...........    $  789           $399           $23       $ 14        $--
Short-Term Bond Fund.................     1,938             --            18         12        --
Intermediate Bond Fund*..............       900             --            29         10         3
Bond Fund *..........................       749             43            47          3        --(a)
Income Bond Fund*....................       710             --             9          5        --
Government Bond Fund.................        --            342            38         40        --(a)
Treasury & Agency Fund...............       404            187            68        109        --
High Yield Bond Fund.................       135             --             2          1        --(a)

   *   Amounts are for six months ended June 30, 1999.
   (a) Amount is less than $1,000.

5. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) for the year ended June 30, 1999 were as follows (amounts in thousands):

                                                              PURCHASES     SALES
                                                              ---------    --------
Ultra Short-Term Bond Fund..................................  $166,142     $ 94,138
Short-Term Bond Fund........................................   252,032      345,987
Intermediate Bond Fund*.....................................   103,313      125,589
Bond Fund*..................................................   183,028      157,311
Income Bond Fund*...........................................   245,733      192,264
Government Bond Fund........................................   867,795      840,533
Treasury & Agency Fund......................................   237,311      148,897
High Yield Bond Fund........................................    91,349       22,415

   * Amounts are for six months ended June 30, 1999.

6. FINANCIAL INSTRUMENTS:

   Investing in financial instruments such as written options, futures, structured notes and indexed securities involves risks in excess of the amounts reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract. The Funds enter into these

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999

contracts primarily as a means to hedge against adverse fluctuations in securities held or planned to be purchased by the funds.

7. CONVERSION OF COMMON TRUST FUNDS:

   The net assets of certain common trust funds managed by FCNIMCO were exchanged in a tax-free conversion for shares of the corresponding Funds (Class I). The transactions were accounted for by a method followed for tax purposes in a tax-free business combination. The following is a summary of dates, shares issued, net asset value per share issued and unrealized appreciation of assets acquires as of the conversion date:

                                                               NET ASSET
                                                                 VALUE
                                                                  PER
                                       SHARES    NET ASSETS      SHARE       UNREALIZED
                                       ISSUED    CONVERTED      ISSUED      APPRECIATION
                                       ------    ----------    ---------    ------------
January 16, 1998
------------------
Income Bond Fund.....................   5,726     $ 46,377       $8.10        $ 1,314
June 5, 1998
-------------
Intermediate Bond Fund...............     658        6,897       10.49            212
August 21, 1998
-----------------
Intermediate Bond Fund...............     424        4,465       10.52            123
September 25, 1998
---------------------
Intermediate Bond Fund...............   1,236       13,194       10.67            499
Income Bond Fund.....................  34,607      284,468        8.22         17,961

   On December 19, 1997, the net assets of certain common trust funds managed by the Advisor were exchanged in a tax-free conversion for shares of the corresponding One Group Mutual Funds. The transaction was accounted for by a method followed for tax purposes in a tax-free business combination. The following is a summary of shares issued, net assets converted, net asset value per share issued and unrealized appreciation of assets acquired as of the conversion date (amounts in thousands except per share amounts):

                                                                NET ASSET
                                                                  VALUE
                                                                   PER
                                        SHARES    NET ASSETS      SHARE       UNREALIZED
                                        ISSUED    CONVERTED      ISSUED      APPRECIATION
                                        ------    ----------    ---------    ------------
Ultra Short-Term Bond Fund............    132       $1,303        $9.89          $ --
Short-Term Bond Fund..................  3,970       41,843        10.54           254
Government Bond Fund..................  2,663       26,687        10.02           127

8. MARQUIS REORGANIZATION:

   The Trust entered an agreement and plan of reorganization and liquidation ("the Marquis Reorganization") with the Marquis Family of Funds (the "Marquis Funds") pursuant to which all of the assets and liabilities of each Marquis Fund transferred to a fund of the One Group in exchange for shares of the corresponding fund of the One Group. The Marquis Reorganization, which qualified as a tax-free exchange for Federal income tax

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999

   purposes, was completed on August 10, 1998 following approval by shareholders of the Marquis Funds at a special Shareholder Meeting. The following is a summary of shares outstanding, net assets, net asset value per share issued and unrealized appreciation immediately before and after the Marquis Reorganization (amounts in thousands except per share amounts):

                                                                                AFTER
                                             BEFORE REORGANIZATION          REORGANIZATION
                                        --------------------------------    --------------
                                        MARQUIS GOVERNMENT    GOVERNMENT      GOVERNMENT
                                         SECURITIES FUND      BOND FUND       BOND FUND
                                        ------------------    ----------    --------------
Shares................................         14,222            90,163          104,393
Net assets............................       $144,002          $912,669       $1,056,671
Net asset value:
  Class I.............................             --             10.12            10.12
  Class A.............................          10.13             10.12            10.12
  Class B.............................          10.18             10.12            10.12
Unrealized appreciation...............          2,739            35,291           38,030

9. PEGASUS REORGANIZATION:

   The Trust entered an agreement and plan of reorganization and liquidation ("the Pegasus Reorganization") with the Pegasus Funds pursuant to which all of the assets and liabilities of each Pegasus Fund transferred to a fund of the One Group in exchange for shares of the corresponding fund of the One Group. The Pegasus Reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was completed on March 22, 1999 following approval by shareholders of the Pegasus Funds at a special Shareholder Meeting. All of the One Group Funds were accounting survivors except the Intermediate Bond Fund and the Income Bond Fund where the Pegasus Fund was the accounting survivor. All accounting and performance information reflect the prior Pegasus Fund. The following is a summary of shares outstanding, net assets, net asset value per share issued and unrealized appreciation immediately before and after the Pegasus Reorganization (amounts in thousands except per share amounts):

                                                                                    AFTER
                                                BEFORE REORGANIZATION           REORGANIZATION
                                         -----------------------------------    --------------
                                         PEGASUS SHORT    LIMITED VOLATILITY      SHORT-TERM
                                           BOND FUND             FUND             BOND FUND
                                         -------------    ------------------    --------------
Shares.................................      30,860              58,460              88,295
Net assets.............................    $313,282            $613,984            $927,266
Net asset value:
  Class................................       10.15               10.50               10.50
  Class A..............................       10.16               10.50               10.50
  Class B..............................       10.06               10.57               10.57
Unrealized appreciation................       1,569               7,001               8,570

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999

                                                                                   AFTER
                                              BEFORE REORGANIZATION            REORGANIZATION
                                       ------------------------------------    --------------
                                       PEGASUS INTERMEDIATE    INTERMEDIATE     INTERMEDIATE
                                            BOND FUND           BOND FUND        BOND FUND
                                       --------------------    ------------    --------------
Shares...............................          62,063              87,346           149,434
Net assets...........................        $650,147            $914,740        $1,564,887
Net asset value:
  Class I............................           10.48               10.48             10.48
  Class A............................           10.48               10.48             10.48
  Class B............................           10.37               10.38             10.38
  Class C............................               0               10.38             10.38
Unrealized appreciation..............          10,495               3,899            14,394

                                              BEFORE REORGANIZATION             AFTER
                                         -------------------------------    REORGANIZATION
                                              PEGASUS                       --------------
                                             BOND FUND        BOND FUND       BOND FUND
                                         -----------------    ----------    --------------
Shares.................................        143,101                --         143,101
Net assets.............................     $1,515,388                --      $1,515,388
Net asset value:
  Class I..............................          10.59                --           10.59
  Class A..............................          10.59                --           10.59
  Class B..............................          10.59                --           10.59
Unrealized appreciation................         48,460                --          48,460

                                                                                  AFTER
                                              BEFORE REORGANIZATION           REORGANIZATION
                                       -----------------------------------    --------------
                                       PEGASUS MULTI SECTOR    INCOME BOND     INCOME BOND
                                            BOND FUND             FUND             FUND
                                       --------------------    -----------    --------------
Shares...............................          48,669             130,022          178,659
Net assets...........................        $383,772          $1,026,073       $1,409,845
Net asset value:
  Class I............................            7.89                7.89             7.89
  Class A............................            7.88                7.89             7.89
  Class B............................            7.92                7.92             7.92
Unrealized appreciation..............          12,187              28,006           40,193

                                                                                  AFTER
                                               BEFORE REORGANIZATION          REORGANIZATION
                                          --------------------------------    --------------
                                          PEGASUS HIGH YIELD    HIGH YIELD      HIGH YIELD
                                              BOND FUND         BOND FUND       BOND FUND
                                          ------------------    ----------    --------------
Shares..................................         8,666             3,769           12,145
Net assets..............................       $84,851           $38,195         $123,045
Net asset value:
  Class I...............................          9.79             10.13            10.13
  Class A...............................          9.71             10.13            10.13
  Class B...............................          9.73             10.14            10.14
Unrealized appreciation.................        (2,613)              343           (2,270)

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999

10. SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED):

    A Special Meeting of Shareholders of the One Group Mutual Funds was held on May 17, 1999. At the meeting, shareholders voted on the approval of the following proposals:

    1. To elect the Board of Trustees of the One Group Mutual Funds.

                                                                                    BROKER
FUND NAME                                         FOR        AGAINST    ABSTAIN    NON-VOTE
---------                                     -----------    -------    -------    --------
Ultra Short-Term Bond Fund..................   22,762,909      --        6,279        --
Short-Term Bond Fund........................   55,869,832      --       38,399        --
Intermediate Bond Fund......................   84,889,088      --       71,848        --
Income Bond Fund............................  105,185,940      --       33,020        --
Government Bond Fund........................  101,481,942      --       49,328        --
Treasury & Agency Fund......................   22,552,063      --       69,370        --
High Yield Bond Fund........................    3,340,339      --        3,647        --

    2. To ratify the selection of independent accountants.

                                                                                    BROKER
FUND NAME                                         FOR        AGAINST    ABSTAIN    NON-VOTE
---------                                     -----------    -------    -------    --------
Ultra Short-Term Bond Fund..................   22,576,345    66,893     125,949       --
Short-Term Bond Fund........................   55,876,205     2,611      29,414       --
Intermediate Bond Fund......................   84,839,037     8,247     113,651       --
Income Bond Fund............................  105,177,425     6,116      35,418       --
Government Bond Fund........................  101,405,667    35,124      90,478       --
Treasury & Agency Fund......................   22,494,589    36,114      90,730       --
High Yield Bond Fund........................    3,342,629        --       1,357       --

    3. To approve a change to a fundamental investment restriction by eliminating language which prohibits One Group Mutual Funds from participating on a joint or a joint and several basis in any trading account in securities.

                                                                                  BROKER
FUND NAME                                      FOR        AGAINST    ABSTAIN     NON-VOTE
---------                                  -----------    -------    -------    ----------
Ultra Short-Term Bond Fund...............   20,781,948      5,461    125,889     1,855,890
Short-Term Bond Fund.....................   54,752,404     17,208     15,670     1,122,949
Intermediate Bond Fund...................   78,978,775     87,697    114,870     5,779,594
Income Bond Fund.........................  102,955,460     25,926     52,858     2,184,716
Government Bond Fund.....................   97,036,224     47,881    105,232     4,341,933
Treasury & Agency Fund...................   11,774,724    156,119     98,014    10,592,576
High Yield Bond Fund.....................    3,331,893         --      1,357        10,736

11. FEDERAL TAX INFORMATION (UNAUDITED):

    The accompanying table below details distributions from long-term capital gains for the following funds for the fiscal year ended June 30, 1999 (amounts in thousands):

FUND                                                          AMOUNT
----                                                          ------
Treasury & Agency Bond Fund.................................  $1,229

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999

    On June 30, 1999 the following funds have capital loss carryforwards which are available to offset future capital gains, if any (amounts in thousands):

         FUND                            2000   2001    2002      2003      2004    2005    2006     2007      TOTAL
         ----                            ----   ----   -------   -------   ------   ----   ------   -------   -------
         Ultra Short-Term Bond Fund....  $ --   $ --   $    --   $ 2,283   $1,065   $682   $  139   $   602   $ 4,771
         Short-Term Bond Fund..........   197    165       443     2,720    3,301    651    2,646     1,623    11,746
         Intermediate Bond Fund........    --     --     1,756     2,148      530     --      184        --     4,618
         Bond Fund.....................    --     --    11,488     1,042       --     --       --        --    12,530
         Income Bond Fund..............    --     --        --    50,654    1,963     --    2,229    17,780    76,626
         Government Bond Fund..........    --     --        --     3,425    5,967     --       --        --     9,392
         High Yield Bond Fund..........    --     --        --        --       --     --      478        --       478

    Capital losses incurred after October 31 within the Fund's fiscal year may be deferred and treated as occurring on the first day of the following fiscal year. The following deferred losses will be treated as arising on the first day of the fiscal year ended June 30, 2000 (amounts in thousands):

FUND                                                          AMOUNT
----                                                          ------
Ultra Short-Term Bond Fund..................................  $  464
Bond Fund...................................................   1,370
Government Bond Fund........................................   5,416
High Yield Bond Fund........................................     724

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    ULTRA SHORT-TERM BOND FUND
                                                        --------------------------------------------------
                                                                          CLASS I SHARES
                                                        --------------------------------------------------
                                                                       YEAR ENDED JUNE 30,
                                                        --------------------------------------------------
                                                          1999       1998       1997      1996      1995
                                                        --------   --------   --------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD..................  $   9.87   $   9.87   $   9.79   $  9.84   $  9.85
                                                        --------   --------   --------   -------   -------
Investment Activities:
  Net investment income...............................      0.56       0.59       0.62      0.62      0.55
  Net realized and unrealized gains (losses) from
    investments and futures...........................     (0.11)     (0.01)      0.05     (0.07)    (0.05)
                                                        --------   --------   --------   -------   -------
    Total from Investment Activities..................      0.45       0.58       0.67      0.55      0.50
                                                        --------   --------   --------   -------   -------
Distributions:
  Net investment income...............................     (0.55)     (0.58)     (0.59)    (0.60)    (0.48)
  In excess of net investment income..................        --         --         --        --     (0.03)
                                                        --------   --------   --------   -------   -------
    Total Distributions...............................     (0.55)     (0.58)     (0.59)    (0.60)    (0.51)
                                                        --------   --------   --------   -------   -------
NET ASSET VALUE, END OF PERIOD........................  $   9.77   $   9.87   $   9.87   $  9.79   $  9.84
                                                        ========   ========   ========   =======   =======
Total Return..........................................      4.66%      6.00%      7.14%     5.71%     5.14%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................  $259,873   $188,133   $114,413   $57,276   $51,050
  Ratio of expenses to average net assets.............      0.32%      0.30%      0.35%     0.45%     0.61%
  Ratio of net investment income to average net
    assets............................................      5.63%      5.92%      6.02%     6.20%     5.18%
  Ratio of expenses to average net assets*............      0.79%      0.81%      0.81%     1.06%     1.01%
  Ratio of net investment income average net
    assets*...........................................      5.16%      5.41%      5.56%     5.59%     4.78%
  Portfolio Turnover (a)..............................     38.70%     41.15%     70.36%    67.65%     2.91%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      ULTRA SHORT-TERM BOND FUND
                                                             ---------------------------------------------
                                                                            CLASS A SHARES
                                                             ---------------------------------------------
                                                                          YEAR ENDED JUNE 30,
                                                             ---------------------------------------------
                                                              1999      1998      1997      1996     1995
                                                             -------   -------   -------   ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD.......................  $  9.87   $  9.87   $  9.78   $ 9.83   $ 9.84
                                                             -------   -------   -------   ------   ------
Investment Activities:
  Net investment income....................................     0.52      0.56      0.58     0.58     0.52
  Net realized and unrealized gains (losses) from
    investments............................................    (0.10)    (0.01)     0.09    (0.06)   (0.06)
                                                             -------   -------   -------   ------   ------
    Total from Investment Activities.......................     0.42      0.55      0.67     0.52     0.46
                                                             -------   -------   -------   ------   ------
Distributions:
  Net investment income....................................    (0.52)    (0.55)    (0.58)   (0.57)   (0.46)
  In excess of net investment income.......................       --        --        --       --    (0.01)
                                                             -------   -------   -------   ------   ------
    Total Distributions....................................    (0.52)    (0.55)    (0.58)   (0.57)   (0.47)
                                                             -------   -------   -------   ------   ------
NET ASSET VALUE, END OF PERIOD.............................  $  9.77   $  9.87   $  9.87   $ 9.78   $ 9.83
                                                             =======   =======   =======   ======   ======
Total Return (Excludes Sales Charge).......................     4.40%     5.75%     7.00%    5.42%    4.84%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)........................  $24,300   $24,747   $29,643   $3,969   $4,631
  Ratio of expenses to average net assets..................     0.57%     0.54%     0.61%    0.70%    0.86%
  Ratio of net investment income to average net assets.....     5.37%     5.66%     5.78%    5.95%    4.88%
  Ratio of expenses to average net assets*.................     1.14%     1.15%     1.17%    1.41%    1.36%
  Ratio of net investment income to average net assets*....     4.80%     5.05%     5.22%    5.24%    4.38%
  Portfolio Turnover (a)...................................    38.70%    41.15%    70.36%   67.65%    2.91%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      ULTRA SHORT-TERM BOND FUND
                                                              ------------------------------------------
                                                                            CLASS B SHARES
                                                              ------------------------------------------
                                                                         YEAR ENDED JUNE 30,
                                                              ------------------------------------------
                                                               1999     1998     1997     1996     1995
                                                              ------   ------   ------   ------   ------
NET ASSET VALUE, BEGINNING OF PERIOD........................  $ 9.81   $ 9.81   $ 9.76   $ 9.84   $ 9.86
                                                              ------   ------   ------   ------   ------
Investment Activities:
  Net investment income.....................................    0.48     0.52     0.54     0.52     0.47
  Net realized and unrealized gains (losses) from
    investments.............................................   (0.10)   (0.01)    0.05    (0.07)   (0.04)
                                                              ------   ------   ------   ------   ------
    Total from Investment Activities........................    0.38     0.51     0.59     0.45     0.43
                                                              ------   ------   ------   ------   ------
Distributions:
  Net investment income.....................................   (0.47)   (0.51)   (0.54)   (0.53)   (0.45)
                                                              ------   ------   ------   ------   ------
    Total Distributions.....................................   (0.47)   (0.51)   (0.54)   (0.53)   (0.45)
                                                              ------   ------   ------   ------   ------
NET ASSET VALUE, END OF PERIOD..............................  $ 9.72   $ 9.81   $ 9.81   $ 9.76   $ 9.84
                                                              ======   ======   ======   ======   ======
Total Return (Excludes Sales Charge)........................    3.99%    5.32%    6.22%    4.63%    4.77%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................  $6,124   $4,531   $2,818   $1,144   $  160
  Ratio of expenses to average net assets...................    1.03%    0.99%    1.07%    1.20%    1.31%
  Ratio of net investment income to average net assets......    4.93%    5.23%    5.18%    5.45%    4.91%
  Ratio of expenses to average net assets*..................    1.76%    1.75%    1.81%    2.06%    1.96%
  Ratio of net investment income to average net assets*.....    4.20%    4.47%    4.44%    4.59%    4.26%
  Portfolio Turnover (a)....................................   38.70%   41.15%   70.36%   67.65%    2.91%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     SHORT-TERM BOND FUND
                                                   --------------------------------------------------------
                                                                        CLASS I SHARES
                                                   --------------------------------------------------------
                                                                     YEAR ENDED JUNE 30,
                                                   --------------------------------------------------------
                                                     1999        1998        1997        1996        1995
                                                   --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD.............  $  10.51    $  10.47    $  10.42    $  10.53    $  10.33
                                                   --------    --------    --------    --------    --------
Investment Activities:
  Net investment income..........................      0.59        0.63        0.63        0.64        0.60
  Net realized and unrealized gains (losses) from
    investments..................................     (0.11)       0.04        0.05       (0.11)       0.19
                                                   --------    --------    --------    --------    --------
    Total from Investment Activities.............      0.48        0.67        0.68        0.53        0.79
                                                   --------    --------    --------    --------    --------
Distributions:
  Net investment income..........................     (0.59)      (0.63)      (0.63)      (0.64)      (0.59)
                                                   --------    --------    --------    --------    --------
    Total Distributions..........................     (0.59)      (0.63)      (0.63)      (0.64)      (0.59)
                                                   --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD...................  $  10.40    $  10.51    $  10.47    $  10.42    $  10.53
                                                   ========    ========    ========    ========    ========
Total Return.....................................      4.67%       6.59%       6.75%       5.13%       7.96%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..............  $804,883    $592,669    $563,979    $604,916    $410,746
  Ratio of expenses to average net assets........      0.53%       0.53%       0.51%       0.51%       0.52%
  Ratio of net investment income to average net
    assets.......................................      5.61%       6.01%       6.06%       6.06%       5.82%
  Ratio of expenses to average net assets*.......      0.81%       0.82%       0.81%       0.82%       0.85%
  Ratio of net investment income to average net
    assets*......................................      5.33%       5.72%       5.76%       5.75%       5.49%
  Portfolio Turnover (a).........................     37.22%      56.99%      66.61%      75.20%      76.43%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       SHORT-TERM BOND FUND
                                                        ---------------------------------------------------
                                                                          CLASS A SHARES
                                                        ---------------------------------------------------
                                                                        YEAR ENDED JUNE 30,
                                                        ---------------------------------------------------
                                                         1999       1998       1997       1996       1995
                                                        -------    -------    -------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD..................  $ 10.50    $ 10.46    $ 10.41    $ 10.52    $ 10.32
                                                        -------    -------    -------    -------    -------
Investment Activities:
  Net investment income...............................     0.57       0.61       0.61       0.63       0.56
  Net realized and unrealized gains (losses) from
    investments.......................................    (0.11)      0.04       0.05      (0.13)      0.21
                                                        -------    -------    -------    -------    -------
    Total from Investment Activities..................     0.46       0.65       0.66       0.50       0.77
                                                        -------    -------    -------    -------    -------
Distributions:
  Net investment income...............................    (0.57)     (0.61)     (0.61)     (0.61)     (0.56)
  In excess of net investment income..................       --         --         --         --      (0.01)
                                                        -------    -------    -------    -------    -------
    Total Distributions...............................    (0.57)     (0.61)     (0.61)     (0.61)     (0.57)
                                                        -------    -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD........................  $ 10.39    $ 10.50    $ 10.46    $ 10.41    $ 10.52
                                                        =======    =======    =======    =======    =======
Total Return (Excludes Sales Charge)..................     4.41%      6.32%      6.47%      4.86%      7.67%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................  $21,450    $15,582    $20,055    $21,343    $12,516
  Ratio of expenses to average net assets.............     0.78%      0.78%      0.76%      0.76%      0.77%
  Ratio of net investment income to average net
    assets............................................     5.30%      5.77%      5.81%      5.81%      5.57%
  Ratio of expenses to average net assets*............     1.16%      1.17%      1.16%      1.17%      1.20%
  Ratio of net investment income to average net
    assets*...........................................     4.92%      5.38%      5.41%      5.40%      5.14%
  Portfolio Turnover (a)..............................    37.22%     56.99%     66.61%     75.20%     76.43%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                             SHORT TERM BOND FUND
                                                          ----------------------------------------------------------
                                                                                CLASS B SHARES
                                                          ----------------------------------------------------------
                                                                             YEAR ENDED JUNE 30,
                                                          ----------------------------------------------------------
                                                           1999         1998         1997         1996         1995
                                                          ------       ------       ------       ------       ------
NET ASSET VALUE, BEGINNING OF PERIOD...............       $10.57       $10.53       $10.49       $10.60       $10.40
                                                          ------       ------       ------       ------       ------
Investment Activities:
  Net investment income............................         0.53         0.58         0.55         0.55         0.53
  Net realized and unrealized gains (losses) from
    investments....................................        (0.11)        0.04         0.04        (0.10)        0.19
                                                          ------       ------       ------       ------       ------
    Total from Investment Activities...............         0.42         0.62         0.59         0.45         0.72
                                                          ------       ------       ------       ------       ------
Distributions:
  Net investment income............................        (0.53)       (0.58)       (0.55)       (0.56)       (0.52)
                                                          ------       ------       ------       ------       ------
    Total Distributions............................        (0.53)       (0.58)       (0.55)       (0.56)       (0.52)
                                                          ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD.....................       $10.46       $10.57       $10.53       $10.49       $10.60
                                                          ======       ======       ======       ======       ======
Total Return (Excludes Sales Charge)...............         4.02%        5.98%        5.74%        4.28%        7.18%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)................       $5,047       $4,851       $4,920       $4,923       $2,906
  Ratio of expenses to average net assets..........         1.14%        1.11%        1.20%        1.26%        1.28%
  Ratio of net investment income to average net
    assets.........................................         4.96%        5.44%        5.21%        5.31%        5.10%
  Ratio of expenses to average net assets*.........         1.65%        1.64%        1.81%        1.82%        1.86%
  Ratio of net investment income to average net
    assets*........................................         4.45%        4.91%        4.60%        4.75%        4.52%
  Portfolio Turnover (a)...........................        37.22%       56.99%       66.61%       75.20%       76.43%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                INTERMEDIATE BOND FUND
                                         ---------------------------------------------------------------------
                                                                    CLASS I SHARES
                                         ---------------------------------------------------------------------
                                         SIX MONTHS
                                           ENDED                        YEAR ENDED DECEMBER 31,
                                          JUNE 30,        ----------------------------------------------------
                                            1999            1998       1997       1996       1995       1994
                                         ----------       --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD...  $    10.61       $  10.48   $  10.29   $  10.37   $   9.21   $  10.41
                                         ----------       --------   --------   --------   --------   --------
Investment Activities:
  Net investment income (loss).........        0.32           0.63       0.65       0.64       0.59       0.56
  Net realized and unrealized gains
    (losses) from investments..........       (0.33)          0.14       0.18      (0.07)      1.16      (1.20)
                                         ----------       --------   --------   --------   --------   --------
    Total from Investment Activities...       (0.01)          0.77       0.83       0.57       1.75      (0.64)
                                         ----------       --------   --------   --------   --------   --------
Distributions:
  Net investment income................       (0.32)         (0.64)     (0.64)     (0.65)     (0.59)     (0.55)
  Net realized gains...................          --             --         --         --         --      (0.01)
                                         ----------       --------   --------   --------   --------   --------
    Total Distributions................       (0.32)         (0.64)     (0.64)     (0.65)     (0.59)     (0.56)
                                         ----------       --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD.........  $    10.28       $  10.61   $  10.48   $  10.29   $  10.37   $   9.21
                                         ==========       ========   ========   ========   ========   ========
Total Return...........................       (0.08)%(a)      7.62%      8.37%      5.78%     19.48%     (6.31)%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)....  $1,385,890       $567,609   $482,679   $395,105   $393,656   $381,036
  Ratio of expenses to average net
    assets.............................        0.62%(b)       0.66%      0.61%      0.67%      0.73%      0.74%
  Ratio of net investment income to
    average net assets.................        6.27%(b)       6.02%      6.26%      6.29%      5.98%      5.73%
  Ratio of expenses to average net
    assets*............................        0.77%(b)       0.66%      0.61%      0.67%      0.73%      0.74%
  Ratio of net investment income to
    average net assets*................        6.12%(b)       6.02%      6.26%      6.29%      5.98%      5.73%
  Portfolio Turnover (c)...............        9.24%         50.32%     31.66%     31.62%     36.47%     54.60%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 INTERMEDIATE BOND FUND
                                              -------------------------------------------------------------
                                                                     CLASS A SHARES
                                              -------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                   YEAR ENDED DECEMBER 31,
                                               JUNE 30,     -----------------------------------------------
                                                 1999        1998      1997      1996      1995      1994
                                              ----------    -------   -------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD.......    $  10.61     $ 10.47   $ 10.29   $ 10.37   $  9.21   $ 10.41
                                               --------     -------   -------   -------   -------   -------
Investment Activities:
  Net investment income....................        0.30        0.61      0.62      0.64      0.59      0.56
  Net realized and unrealized gains
    (losses) from investments..............       (0.33)       0.14      0.18     (0.07)     1.16     (1.20)
                                               --------     -------   -------   -------   -------   -------
    Total from Investment Activities.......       (0.03)       0.75      0.80      0.57      1.75     (0.64)
                                               --------     -------   -------   -------   -------   -------
Distributions:
  Net investment income....................       (0.30)      (0.61)    (0.62)    (0.65)    (0.59)    (0.55)
  Net realized gains.......................          --          --        --        --        --     (0.01)
                                               --------     -------   -------   -------   -------   -------
    Total Distributions....................       (0.30)      (0.61)    (0.62)    (0.65)    (0.59)    (0.56)
                                               --------     -------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD.............    $  10.28     $ 10.61   $ 10.47   $ 10.29   $ 10.37   $  9.21
                                               ========     =======   =======   =======   =======   =======
Total Return (Excludes Sales Charge).......       (0.27)%(a)    7.37%    8.04%     5.65%    19.48%    (6.31)%
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)........    $124,940     $88,072   $42,343   $18,324   $11,654   $11,983
  Ratio of expenses to average net
    assets.................................        0.84%(b)    0.91%     0.86%     0.79%     0.73%     0.74%
  Ratio of net investment income to average
    net assets.............................        5.87%(b)    5.77%     6.01%     6.17%     5.98%     5.73%
  Ratio of expenses to average net
    assets*................................        1.02%(b)    0.91%     0.86%     0.79%     0.73%     0.74%
  Ratio of net investment income to average
    net assets*............................        5.69%(b)    5.77%     6.01%     6.17%     5.98%     5.73%
  Portfolio Turnover (c)...................        9.24%      50.32%    31.66%    31.62%    36.47%    54.60%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                             INTERMEDIATE BOND FUND
                                                              -----------------------------------------------------
                                                                                 CLASS B SHARES
                                                              -----------------------------------------------------
                                                              SIX MONTHS           YEAR ENDED         SEPTEMBER 23,
                                                                ENDED             DECEMBER 31,           1996 TO
                                                               JUNE 30,        -------------------    DECEMBER 31,
                                                                 1999           1998         1997        1996(a)
                                                              ----------       ------       ------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD......................     $ 10.50         $10.38       $10.20       $10.00
                                                               -------         ------       ------       ------
Investment Activities:
  Net investment income...................................        0.27           0.47         0.55         0.15
  Net realized and unrealized gains (losses) from
    investments...........................................       (0.32)          0.18         0.17         0.20
                                                               -------         ------       ------       ------
    Total from Investment Activities......................       (0.05)          0.65         0.72         0.35
                                                               -------         ------       ------       ------
Distributions:
  Net investment income...................................       (0.27)         (0.53)       (0.54)       (0.15)
                                                               -------         ------       ------       ------
    Total Distributions...................................       (0.27)         (0.53)       (0.54)       (0.15)
                                                               -------         ------       ------       ------
NET ASSET VALUE, END OF PERIOD............................     $ 10.18         $10.50       $10.38       $10.20
                                                               =======         ======       ======       ======
Total Return (Excludes Sales Charge)......................       (0.46)%(b)      6.44%        7.32%        3.50%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).......................     $37,681         $  857       $  385       $  122
  Ratio of expenses to average net assets.................        1.50%(c)       1.66%        1.61%        1.60%(b)
  Ratio of net investment income to average net assets....        5.15%(c)       5.02%        5.26%        1.52%(b)
  Ratio of expenses to average net assets*................        1.91%(c)       1.66%        1.61%        1.60%(b)
  Ratio of net investment income to average net assets*...        4.74%(c)       5.02%        5.26%        1.52%(b)
  Portfolio Turnover (d)..................................        9.24%         50.32%       31.66%       31.62%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                INTERMEDIATE BOND FUND
                                                                ----------------------
                                                                       CLASS C
                                                                ----------------------
                                                                  MARCH 22, 1999 TO
                                                                   JUNE 30, 1999(a)
                                                                ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................           $ 10.38
                                                                       -------
Investment Activities:
  Net investment income.....................................              0.15
  Net realized and unrealized gains (losses) from
    investments.............................................              (.20)
                                                                       -------
    Total from Investment Activities........................             (0.05)
                                                                       -------
Distributions:
  Net investment income (loss)..............................             (0.15)
                                                                       -------
    Total Distributions.....................................             (0.15)
                                                                       -------
NET ASSET VALUE, END OF PERIOD..............................           $ 10.18
                                                                       =======
Total Return (Excludes Sales Charge)........................             (0.51)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................           $16,650
  Ratio of expenses to average net assets...................              1.50%(c)
  Ratio of net investment income to average net assets......              5.18%(c)
  Ratio of expenses to average net assets*..................              2.13%(c)
  Ratio of net investment income to average net assets*.....              4.55%(c)
  Portfolio Turnover (d)....................................              9.24%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   BOND FUND
                                    -----------------------------------------------------------------------
                                                                CLASS I SHARES
                                    -----------------------------------------------------------------------
                                    SIX MONTHS
                                      ENDED                        YEAR ENDED DECEMBER 31,
                                     JUNE 30,      --------------------------------------------------------
                                       1999           1998         1997        1996       1995       1994
                                    ----------     ----------   ----------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................  $    10.78     $    10.59   $    10.27   $  10.45   $   9.01   $  10.32
                                    ----------     ----------   ----------   --------   --------   --------
Investment Activities:
  Net investment income...........        0.35           0.65         0.66       0.68       0.63       0.61
  Net realized and unrealized
    gains (losses) from
    investments...................       (0.44)          0.19         0.32      (0.18)      1.45      (1.31)
                                    ----------     ----------   ----------   --------   --------   --------
    Total from Investment
       Activities.................       (0.09)          0.84         0.98       0.50       2.08      (0.70)
                                    ----------     ----------   ----------   --------   --------   --------
Distributions:
  Net investment income...........       (0.35)         (0.65)       (0.66)     (0.68)     (0.64)     (0.59)
  Net realized gains..............          --             --           --         --         --      (0.02)
                                    ----------     ----------   ----------   --------   --------   --------
    Total Distributions...........       (0.35)         (0.65)       (0.66)     (0.68)     (0.64)     (0.61)
                                    ----------     ----------   ----------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD....  $    10.34     $    10.78   $    10.59   $  10.27   $  10.45   $   9.01
                                    ==========     ==========   ==========   ========   ========   ========
Total Return......................       (0.87)%(a)       8.17%       9.97%      5.08%     23.75%     (6.99)%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000).........................  $1,330,527     $1,277,246   $1,101,894   $757,627   $485,851   $395,116
  Ratio of expenses to average net
    assets........................        0.64%(b)       0.64%        0.61%      0.66%      0.74%      0.74%
  Ratio of net investment income
    to average net assets.........        6.65%(b)       6.10%        6.41%      6.71%      6.39%      6.36%
  Ratio of expenses to average net
    assets*.......................        0.75%(b)       0.64%        0.61%      0.66%      0.74%      0.74%
  Ratio of net investment income
    to average net assets*........        6.54%(b)       6.10%        6.41%      6.71%      6.39%      6.36%
  Portfolio Turnover (c)..........       10.89%         34.69%       17.60%     24.92%     41.91%     75.67%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     BOND FUND
                                          ----------------------------------------------------------------
                                                                   CLASS A SHARES
                                          ----------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                     YEAR ENDED DECEMBER 31,
                                           JUNE 30,      -------------------------------------------------
                                             1999          1998       1997      1996      1995      1994
                                          ----------     --------   --------   -------   -------   -------
NET ASSET VALUE, BEGINNING OF PERIOD...    $  10.78      $  10.59   $  10.27   $ 10.45   $  9.01   $ 10.32
                                           --------      --------   --------   -------   -------   -------
Investment Activities:
  Net investment income................        0.34          0.61       0.63      0.67      0.63      0.61
  Net realized and unrealized gains
    (losses) from investments..........       (0.44)         0.21       0.32     (0.18)     1.45     (1.31)
                                           --------      --------   --------   -------   -------   -------
    Total from Investment Activities...       (0.10)         0.82       0.95      0.49      2.08     (0.70)
                                           --------      --------   --------   -------   -------   -------
Distributions:
  Net investment income................       (0.34)        (0.63)     (0.63)    (0.67)    (0.64)    (0.59)
  Net realized gains...................          --            --         --        --        --     (0.02)
                                           --------      --------   --------   -------   -------   -------
    Total Distributions................       (0.34)        (0.63)     (0.63)    (0.67)    (0.64)    (0.61)
                                           --------      --------   --------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD.........    $  10.34      $  10.78   $  10.59   $ 10.27   $ 10.45   $  9.01
                                           ========      ========   ========   =======   =======   =======
Total Return (Excludes Sales Charge)...       (0.98)%(a)     7.92%      9.65%     4.98%    23.75%    (6.99)%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)....    $180,058      $226,261   $125,515   $46,977   $31,714   $32,053
  Ratio of expenses to average net
    assets.............................        0.86%(b)      0.89%      0.86%     0.78%     0.74%     0.74%
  Ratio of net investment income to
    average net assets.................        6.39%(b)      5.85%      6.16%     6.59%     6.39%     6.36%
  Ratio of expenses to average net
    assets*............................        0.97%(b)      0.89%      0.86%     0.78%     0.74%     0.74%
  Ratio of net investment income to
    average net assets*................        6.28%(b)      5.85%      6.16%     6.59%     6.39%     6.36%
  Portfolio Turnover (c)...............       10.89%        34.69%     17.60%    24.92%    41.91%    75.67%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                             BOND FUND
                                                           ----------------------------------------------
                                                                           CLASS B SHARES
                                                           ----------------------------------------------
                                                           SIX MONTHS        YEAR ENDED       AUGUST 24,
                                                             ENDED          DECEMBER 31,       1996 TO
                                                            JUNE 30,      ----------------   DECEMBER 31,
                                                              1999         1998      1997      1996(a)
                                                           ----------     ------    ------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD....................    $ 10.78       $10.59    $10.27      $10.00
                                                            -------       ------    ------      ------
Investment Activities:
  Net investment income.................................       0.30         0.47      0.56        0.21
  Net realized and unrealized gains (losses) from
    investments.........................................      (0.44)        0.27      0.32        0.27
                                                            -------       ------    ------      ------
    Total from Investment Activities....................      (0.14)        0.74      0.88        0.48
                                                            -------       ------    ------      ------
Distributions:
  Net investment income.................................      (0.30)       (0.55)    (0.56)      (0.21)
                                                            -------       ------    ------      ------
    Total Distributions.................................      (0.30)       (0.55)    (0.56)      (0.21)
                                                            -------       ------    ------      ------
NET ASSET VALUE, END OF PERIOD..........................    $ 10.34       $10.78    $10.59      $10.27
                                                            =======       ======    ======      ======
Total Return (Excludes Sales Charge)....................       (1.35)%(b)   7.16%     8.91%       4.81%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).....................    $13,812       $9,074    $3,394      $  280
  Ratio of expenses to average net assets...............       1.57%(c)     1.64%     1.61%       1.59%(c)
  Ratio of net investment income to average net
    assets..............................................       5.69%(c)     5.10%     5.41%       3.01%(c)
  Ratio of expenses to average net assets*..............       1.70%(c)     1.64%     1.61%       1.59%(c)
  Ratio of net investment income to average net
    assets*.............................................       5.56%(c)     5.10%     5.41%       3.01%(c)
  Portfolio Turnover (d)................................      10.89%       34.69%    17.60%      24.92%(c)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  BOND FUND
                                                                --------------
                                                                CLASS C SHARES
                                                                --------------
                                                                  MARCH 22,
                                                                   1999 TO
                                                                   JUNE 30,
                                                                   1999(a)
                                                                --------------
NET ASSET VALUE, BEGINNING OF PERIOD........................        $10.59
                                                                    ------
Investment Activities:
  Net investment income.....................................          0.17
  Net realized and unrealized gains (losses) from
     investments............................................         (0.21)
                                                                    ------
     Total from Investment Activities.......................         (0.04)
                                                                    ------
Distributions:
  Net investment income.....................................         (0.17)
                                                                    ------
     Total Distributions....................................         (0.17)
                                                                    ------
NET ASSET VALUE, END OF PERIOD..............................        $10.38
                                                                    ======
Total Return (Excludes Sales Charge)........................          (0.35)%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................        $  455
  Ratio of expenses to average net assets...................          1.47%(c)
  Ratio of net investment income to average net assets......          5.66%(c)
  Ratio of expenses to average net assets*..................          1.69%(c)
  Ratio of net investment income to average net assets*.....          5.44%(c)
  Portfolio Turnover (d)....................................         10.89%

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 INCOME BOND FUND
                                      -----------------------------------------------------------------------
                                                                  CLASS I SHARES
                                      -----------------------------------------------------------------------
                                      SIX MONTHS                                       FEBRUARY 1,       YEAR
                                        ENDED         YEAR ENDED DECEMBER 31,            1995 TO         ENDED
                                       JUNE 30,        -----------------------------   DECEMBER 31,   JANUARY 31,
                                         1999            1998      1997       1996       1995(a)         1995
                                      ----------       --------   -------   --------   ------------   -----------
NET ASSET VALUE, BEGINNING OF
  PERIOD............................  $     8.10       $   8.01   $  7.85   $   8.18     $   7.68       $ 8.25
                                      ----------       --------   -------   --------     --------       ------
Investment Activities:
  Net investment income.............        0.22           0.47      0.50       0.46         0.47         0.52
  Net realized and unrealized gains
    (losses) from investments.......       (0.35)          0.14      0.17      (0.24)        0.72        (0.57)
                                      ----------       --------   -------   --------     --------       ------
    Total from Investment
       Activities...................       (0.13)          0.61      0.67       0.22         1.19        (0.05)
                                      ----------       --------   -------   --------     --------       ------
Distributions:
  Net investment income.............       (0.23)         (0.47)    (0.49)     (0.45)       (0.47)       (0.52)
  Net realized gains................       (0.06)         (0.05)    (0.02)     (0.10)       (0.22)          --
                                      ----------       --------   -------   --------     --------       ------
    Total Distributions.............       (0.29)         (0.52)    (0.51)     (0.55)       (0.69)       (0.52)
                                      ----------       --------   -------   --------     --------       ------
NET ASSET VALUE, END OF PERIOD......  $     7.68       $   8.10   $  8.01   $   7.85     $   8.18       $ 7.68
                                      ==========       ========   =======   ========     ========       ======
Total Return........................       (1.68)%(b)      7.82%     8.86%      3.14%       15.90%(b)    (0.48)%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period
    (000)...........................  $1,328,702       $385,672   $94,544   $187,112     $191,930       $7,101
  Ratio of expenses to average net
    assets..........................        0.62%(c)      0.65%      0.62%     0.57%         0.55%(c)     0.04%
  Ratio of net investment income to
    average net assets..............        5.92%(c)      5.79%      6.08%     6.02%         6.34%(c)     6.70%
  Ratio of expenses to average net
    assets*.........................        0.76%(c)      0.65%      0.62%     0.66%         0.67%(c)     2.78%
  Ratio of net investment income to
    average net assets*.............        5.78%(c)      5.79%      6.08%     5.93%         6.22%(c)     3.96%
  Portfolio Turnover (d)............       20.55%        41.69%     38.70%   103.93%       173.26%       71.65%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective February 1, 1995 the Fund changed its fiscal year end from January 31, to December 31.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   INCOME BOND FUND
                                         ---------------------------------------------------------------------
                                                                    CLASS A SHARES
                                         ---------------------------------------------------------------------
                                         SIX MONTHS                                 FEBRUARY 1,       YEAR
                                           ENDED         YEAR ENDED DECEMBER 31,      1995 TO         ENDED
                                          JUNE 30,      -------------------------   DECEMBER 31,   JANUARY 31,
                                            1999         1998      1997     1996      1995(a)         1995
                                         ----------     -------   ------   ------   ------------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD...   $  8.09       $  8.00   $ 7.84   $ 8.18      $ 7.68        $ 8.25
                                          -------       -------   ------   ------      ------        ------
Investment Activities:
  Net investment income................      0.21          0.44     0.48     0.41        0.44          0.52
  Net realized and unrealized gains
    (losses) from investments..........     (0.34)         0.14     0.17    (0.25)       0.72         (0.57)
                                          -------       -------   ------   ------      ------        ------
    Total from Investment Activities...     (0.13)         0.58     0.65     0.16        1.16         (0.05)
                                          -------       -------   ------   ------      ------        ------
Distributions:
  Net investment income................     (0.22)        (0.44)   (0.47)   (0.40)      (0.44)        (0.52)
  Net realized gains...................     (0.06)        (0.05)   (0.02)   (0.10)      (0.22)           --
                                          -------       -------   ------   ------      ------        ------
    Total Distributions................     (0.28)        (0.49)   (0.49)   (0.50)      (0.66)        (0.52)
                                          -------       -------   ------   ------      ------        ------
NET ASSET VALUE, END OF PERIOD.........   $  7.68       $  8.09   $ 8.00   $ 7.84      $ 8.18        $ 7.68
                                          =======       =======   ======   ======      ======        ======
Total Return (Excludes Sales Charge)...      (1.62)%(b)    7.44%    8.58%    2.75%      15.55%(b)     (0.45)%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)....   $31,603       $15,785   $7,832   $8,798      $6,095        $   69
  Ratio of expenses to average net
    assets.............................      0.87%(c)      0.90%    0.87%    0.84%       0.94%(c)      0.04%
  Ratio of net investment income to
    average net assets.................      5.37%(c)      5.57%    5.83%    5.75%       5.72%(c)      6.70%
  Ratio of expenses to average net
    assets*............................      1.16%(c)      0.90%    0.87%    0.90%       1.15%(c)      2.78%
  Ratio of net investment income to
    average net assets*................      5.08%(c)      5.57%    5.83%    5.69%       5.51%(c)      3.96%
  Portfolio Turnover (d)...............     20.55%        41.69%   38.70%  103.93%     173.26%        71.65%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Effective February 1, 1995 the Fund changed its fiscal year end from January 31, to December 31.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 INCOME BOND FUND
                                        -------------------------------------------------------------------
                                                                  CLASS B SHARES
                                        -------------------------------------------------------------------
                                        SIX MONTHS                                 MAY 31,      FEBRUARY 8,
                                          ENDED       YEAR ENDED DECEMBER 31,      1995 TO        1994 TO
                                         JUNE 30,     ------------------------   DECEMBER 31,   DECEMBER 2,
                                           1999        1998     1997     1996     1995(a)(b)    1994(c)(d)
                                        ----------    ------   ------   ------   ------------   -----------
NET ASSET VALUE, BEGINNING OF
  PERIOD..............................   $  8.13      $ 8.00   $ 7.85   $ 8.18     $  8.13        $ 8.16
                                         -------      ------   ------   ------     -------        ------
Investment Activities:
  Net investment income...............      0.18        0.39     0.42     0.45        0.24          0.40
  Net realized and unrealized gains
    (losses) from investments.........     (0.34)       0.14     0.17    (0.23)       0.27         (0.55)
                                         -------      ------   ------   ------     -------        ------
    Total from Investment
       Activities.....................     (0.16)       0.53     0.59     0.22        0.51         (0.15)
                                         -------      ------   ------   ------     -------        ------
Distributions:
  Net investment income...............     (0.20)      (0.35)   (0.42)   (0.45)      (0.24)        (0.40)
  Net realized gains..................     (0.06)      (0.05)   (0.02)   (0.10)      (0.22)           --
                                         -------      ------   ------   ------     -------        ------
    Total Distributions...............     (0.26)      (0.40)   (0.44)   (0.55)      (0.46)        (0.40)
                                         -------      ------   ------   ------     -------        ------
Conversion to Class A Shares..........                                                             (7.61)
NET ASSET VALUE, END OF PERIOD........   $  7.71      $ 8.13   $ 8.00   $ 7.85     $  8.18        $   --
                                         =======      ======   ======   ======     =======        ======
Total Return (Excludes Sales
  Charge).............................      (2.07)%(e)   6.74%   7.75%    2.09%       6.41%(e)     (1.82)%(e)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...   $16,309      $  638   $  533   $  502     $   259        $   --
  Ratio of expenses to average net
    assets............................      1.52%(f)    1.65%    1.62%    1.58%       1.60%(f)        --%(f)
  Ratio of net investment income to
    average net assets................      5.05%(f)    4.80%    5.08%    5.01%       5.00%(f)      6.48%(f)
  Ratio of expenses to average net
    assets*...........................      2.01%(f)    1.65%    1.62%    1.67%       1.78%(f)      2.58%(f)
  Ratio of net investment income to
    average net assets*...............      4.56%(f)    4.80%    5.08%    4.92%       4.82%(f)      3.90%(f)
  Portfolio Turnover (g)..............     20.55%      41.69%   38.70%  103.93%     173.26%        71.65%(e)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Re-offering date of Class B shares was May 31, 1995.
(b) Effective February 1, 1995 the Fund changed its fiscal year end from January 31, to December 31.
(c) Period from commencement of operations.
(d) On December 2, 1994 the Fund terminated its offering of Class B Shares and such shares converted to Class A shares.
(e) Not annualized.
(f) Annualized.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     GOVERNMENT BOND FUND
                                                   --------------------------------------------------------
                                                                        CLASS I SHARES
                                                   --------------------------------------------------------
                                                                     YEAR ENDED JUNE 30,
                                                   --------------------------------------------------------
                                                     1999        1998        1997        1996        1995
                                                   --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD.............  $  10.11    $   9.69    $   9.56    $   9.81    $   9.35
                                                   --------    --------    --------    --------    --------
Investment Activities:
  Net investment income..........................      0.58        0.60        0.62        0.62        0.62
  Net realized and unrealized gains (losses) from
    investments..................................     (0.38)       0.42        0.13       (0.25)       0.46
                                                   --------    --------    --------    --------    --------
    Total from Investment Activities.............      0.20        1.02        0.75        0.37        1.08
                                                   --------    --------    --------    --------    --------
Distributions:
  Net investment income..........................     (0.58)      (0.60)      (0.62)      (0.62)      (0.61)
  In excess of net investment income.............        --          --          --          --       (0.01)
                                                   --------    --------    --------    --------    --------
    Total Distributions..........................     (0.58)      (0.60)      (0.62)      (0.62)      (0.62)
                                                   --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD...................  $   9.73    $  10.11    $   9.69    $   9.56    $   9.81
                                                   ========    ========    ========    ========    ========
Total Return.....................................      1.94%      10.81%       8.10%       3.81%      12.04%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)..............  $964,576    $851,517    $724,423    $677,326    $379,826
  Ratio of expenses to average net assets........      0.62%       0.62%       0.62%       0.68%       0.71%
  Ratio of net investment income to average net
    assets.......................................      5.77%       6.05%       6.45%       6.34%       6.65%
  Ratio of expenses to average net assets*.......      0.66%       0.67%       0.68%       0.69%       0.73%
  Ratio of net investment income to average net
    assets*......................................      5.73%       6.00%       6.39%       6.33%       6.63%
  Portfolio Turnover (a).........................     80.86%      91.49%      60.53%      62.70%     106.14%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       GOVERNMENT BOND FUND
                                                        ---------------------------------------------------
                                                                          CLASS A SHARES
                                                        ---------------------------------------------------
                                                                        YEAR ENDED JUNE 30,
                                                        ---------------------------------------------------
                                                         1999       1998       1997       1996       1995
                                                        -------    -------    -------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD..................  $ 10.11    $  9.69    $  9.56    $  9.81    $  9.35
                                                        -------    -------    -------    -------    -------
Investment Activities:
  Net investment income...............................     0.56       0.58       0.60       0.60       0.61
  Net realized and unrealized gains (losses) from
    investments.......................................    (0.38)      0.42       0.13      (0.25)      0.45
                                                        -------    -------    -------    -------    -------
    Total from Investment Activities..................     0.18       1.00       0.73       0.35       1.06
                                                        -------    -------    -------    -------    -------
Distributions:
  Net investment income...............................    (0.56)     (0.58)     (0.60)     (0.60)     (0.59)
  In excess of net investment income..................       --         --         --         --      (0.01)
                                                        -------    -------    -------    -------    -------
    Total Distributions...............................    (0.56)     (0.58)     (0.60)     (0.60)     (0.60)
                                                        -------    -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD........................  $  9.73    $ 10.11    $  9.69    $  9.56    $  9.81
                                                        =======    =======    =======    =======    =======
Total Return (Excludes Sales Charge)..................     1.69%     10.54%      7.83%      3.58%     11.84%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................  $42,819    $31,548    $34,727    $38,800    $ 8,130
  Ratio of expenses to average net assets.............     0.87%      0.87%      0.87%      0.93%      0.97%
  Ratio of net investment income to average net
    assets............................................     5.52%      5.80%      6.20%      6.09%      6.46%
  Ratio of expenses to average net assets*............     1.00%      1.02%      1.03%      1.04%      1.09%
  Ratio of net investment income to average net
    assets*...........................................     5.39%      5.65%      6.04%      5.98%      6.34%
  Portfolio Turnover (a)..............................    80.86%     91.49%     60.53%     62.70%    106.14%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       GOVERNMENT BOND FUND
                                                        ---------------------------------------------------
                                                                          CLASS B SHARES
                                                        ---------------------------------------------------
                                                                        YEAR ENDED JUNE 30,
                                                        ---------------------------------------------------
                                                         1999       1998       1997       1996       1995
                                                        -------    -------    -------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD..................  $ 10.11    $  9.69    $  9.56    $  9.81    $  9.35
                                                        -------    -------    -------    -------    -------
Investment Activities:
  Net investment income...............................     0.49       0.52       0.54       0.54       0.55
  Net realized and unrealized gains (losses) from
    investments.......................................    (0.37)      0.42       0.13      (0.25)      0.46
                                                        -------    -------    -------    -------    -------
    Total from Investment Activities..................     0.12       0.94       0.67       0.29       1.01
                                                        -------    -------    -------    -------    -------
Distributions:
  Net investment income...............................    (0.49)     (0.52)     (0.54)     (0.54)     (0.55)
                                                        -------    -------    -------    -------    -------
    Total Distributions...............................    (0.49)     (0.52)     (0.54)     (0.54)     (0.55)
                                                        -------    -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD........................  $  9.74    $ 10.11    $  9.69    $  9.56    $  9.81
                                                        =======    =======    =======    =======    =======
Total Return (Excludes Sales Charge)..................     1.14%      9.86%      7.14%      2.95%     11.20%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000)...................  $53,384    $20,922    $11,729    $10,782    $ 2,513
  Ratio of expenses to average net assets.............     1.52%      1.52%      1.52%      1.58%      1.62%
  Ratio of net investment income to average net
    assets............................................     4.86%      5.14%      5.55%      5.44%      5.76%
  Ratio of expenses to average net assets*............     1.65%      1.67%      1.68%      1.69%      1.74%
  Ratio of net investment income to average net
    assets*...........................................     4.73%      4.99%      5.39%      5.33%      5.64%
  Portfolio Turnover (a)..............................    80.86%     91.49%     60.53%     62.70%    106.14%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  GOVERNMENT
                                                                  BOND FUND
                                                                --------------
                                                                   CLASS C
                                                                    SHARES
                                                                --------------
                                                                  MARCH 22,
                                                                   1999 TO
                                                                   JUNE 30,
                                                                   1999(a)
                                                                --------------
NET ASSET VALUE, BEGINNING OF PERIOD........................        $10.03
                                                                    ------
Investment Activities:
  Net investment income.....................................          0.14
  Net realized and unrealized gains (losses) from
    investments.............................................         (0.29)
                                                                    ------
    Total from Investment Activities........................         (0.15)
                                                                    ------
Distributions:
  Net investment income.....................................         (0.14)
                                                                    ------
    Total Distributions.....................................         (0.14)
                                                                    ------
NET ASSET VALUE, END OF PERIOD..............................        $ 9.74
                                                                    ======
Total Return (Excludes Sales Charge)........................         (1.54)%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................        $1,102
  Ratio of expenses to average net assets...................          1.52%(c)
  Ratio of net investment income to average net assets......          5.06%(c)
  Ratio of expenses to average net assets*..................          1.65%(c)
  Ratio of net investment income to average net assets*.....          4.93%(c)
  Portfolio Turnover (d)....................................         80.86%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      TREASURY & AGENCY FUND
                                                                -----------------------------------
                                                                          CLASS I SHARES
                                                                -----------------------------------
                                                                YEAR ENDED JUNE 30,     JANUARY 20,
                                                                --------------------    TO JUNE 30,
                                                                  1999        1998        1997(a)
                                                                --------    --------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $ 10.09     $  9.99      $  10.00
                                                                -------     -------      --------
Investment Activities:
  Net investment income.....................................       0.57        0.62          0.28
  Net realized and unrealized gains (losses) from
    investments.............................................      (0.21)       0.15         (0.01)
                                                                -------     -------      --------
    Total from Investment Activities........................       0.36        0.77          0.27
                                                                -------     -------      --------
Distributions:
  Net investment income.....................................      (0.57)      (0.62)        (0.28)
  Net realized gains........................................      (0.07)      (0.05)           --
                                                                -------     -------      --------
    Total Distributions.....................................      (0.64)      (0.67)        (0.28)
                                                                -------     -------      --------
NET ASSET VALUE, END OF PERIOD..............................    $  9.81     $ 10.09      $   9.99
                                                                =======     =======      ========
Total Return................................................       3.54%       7.91%         2.78%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $79,958     $95,073      $110,084
  Ratio of expenses to average net assets...................       0.36%       0.35%         0.45%(c)
  Ratio of net investment income to average net assets......       5.60%       6.16%         6.44%(c)
  Ratio of expenses to average net assets*..................       0.65%       0.65%         0.78%(c)
  Ratio of net investment income to average net assets*.....       5.31%       5.86%         6.11%(c)
  Portfolio Turnover (d)....................................      76.73%      41.60%        54.44%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      TREASURY & AGENCY FUND
                                                                -----------------------------------
                                                                          CLASS A SHARES
                                                                -----------------------------------
                                                                YEAR ENDED JUNE 30,     JANUARY 20,
                                                                --------------------    TO JUNE 30,
                                                                  1999        1998        1997(a)
                                                                --------    --------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $ 10.09     $  9.98       $10.00
                                                                -------     -------       ------
Investment Activities:
  Net investment income.....................................       0.54        0.63         0.29
  Net realized and unrealized gains (losses) from
    investments.............................................      (0.21)       0.16        (0.02)
                                                                -------     -------       ------
    Total from Investment Activities........................       0.33        0.79         0.27
                                                                -------     -------       ------
Distributions:
  Net investment income.....................................      (0.54)      (0.63)       (0.29)
  Net realized gains........................................      (0.07)      (0.05)          --
                                                                -------     -------       ------
    Total Distributions.....................................      (0.61)      (0.68)       (0.29)
                                                                -------     -------       ------
NET ASSET VALUE, END OF PERIOD..............................    $  9.81     $ 10.09       $ 9.98
                                                                =======     =======       ======
Total Return (Excludes Sales Charge)........................       3.30%       8.10%        2.78%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $72,941     $35,213       $   94
  Ratio of expenses to average net assets...................       0.60%       0.58%        0.71%(c)
  Ratio of net investment income to average net assets......       5.30%       5.87%        6.47%(c)
  Ratio of expenses to average net assets*..................       1.00%       0.98%        1.15%(c)
  Ratio of net investment income to average net assets*.....       4.90%       5.47%        6.03%(c)
  Portfolio Turnover (d)....................................      76.73%      41.60%       54.44%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      TREASURY & AGENCY FUND
                                                                -----------------------------------
                                                                          CLASS B SHARES
                                                                -----------------------------------
                                                                YEAR ENDED JUNE 30,     JANUARY 20,
                                                                --------------------    TO JUNE 30,
                                                                  1999        1998        1997(a)
                                                                --------    --------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $ 10.08     $  9.99       $10.00
                                                                -------     -------       ------
Investment Activities:
  Net investment income.....................................       0.49        0.58         0.26
  Net realized and unrealized gains (losses) from
     investments............................................      (0.20)       0.14        (0.01)
                                                                -------     -------       ------
     Total from Investment Activities.......................       0.29        0.72         0.25
                                                                -------     -------       ------
Distributions:
  Net investment income.....................................      (0.49)      (0.58)       (0.26)
  Net realized gains........................................      (0.07)      (0.05)          --
                                                                -------     -------       ------
     Total Distributions....................................      (0.56)      (0.63)       (0.26)
                                                                -------     -------       ------
NET ASSET VALUE, END OF PERIOD..............................    $  9.81     $ 10.08       $ 9.99
                                                                =======     =======       ======
Total Return (Excludes Sales Charge)........................       2.89%       7.33%        2.58%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................    $69,825     $12,483       $   80
  Ratio of expenses to average net assets...................       1.10%       1.08%        1.23%(c)
  Ratio of net investment income to average net assets......       4.79%       5.39%        6.30%(c)
  Ratio of expenses to average net assets*..................       1.64%       1.63%        1.81%(c)
  Ratio of net investment income to average net assets*.....       4.25%       4.84%        5.72%(c)
  Portfolio Turnover (d)....................................      76.73%      41.60%       54.44%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  HIGH YIELD
                                                                  BOND FUND
                                                                --------------
                                                                CLASS I SHARES
                                                                --------------
                                                                 NOVEMBER 13,
                                                                   1998 TO
                                                                   JUNE 30,
                                                                   1999(a)
                                                                --------------
NET ASSET VALUE, BEGINNING OF PERIOD........................       $  10.00
                                                                   --------
Investment Activities:
  Net investment income.....................................           0.51
  Net realized and unrealized gains (losses) from
     investments............................................          (0.13)
                                                                   --------
     Total from Investment Activities.......................           0.38
                                                                   --------
Distributions:
  Net investment income.....................................          (0.51)
                                                                   --------
     Total Distributions....................................          (0.51)
                                                                   --------
NET ASSET VALUE, END OF PERIOD..............................       $   9.87
                                                                   ========
Total Return................................................           3.80%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................       $137,433
  Ratio of expenses to average net assets...................           0.89%(c)
  Ratio of net investment income to average net assets......           8.48%(c)
  Ratio of expenses to average net assets*..................           1.18%(c)
  Ratio of net investment income to average net assets*.....           8.19%(c)
  Portfolio Turnover (d)....................................          28.02%

------------
 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  HIGH YIELD
                                                                  BOND FUND
                                                                --------------
                                                                CLASS A SHARES
                                                                --------------
                                                                 NOVEMBER 13,
                                                                   1998 TO
                                                                   JUNE 30,
                                                                   1999 (a)
                                                                --------------
NET ASSET VALUE, BEGINNING OF PERIOD........................       $ 10.00
                                                                   -------
Investment Activities:
  Net investment income.....................................          0.49
  Net realized and unrealized gains (losses) from
    investments.............................................         (0.14)
                                                                   -------
    Total from Investment Activities........................          0.35
                                                                   -------
Distributions:
  Net investment income.....................................         (0.49)
                                                                   -------
    Total Distributions.....................................         (0.49)
                                                                   -------
NET ASSET VALUE, END OF PERIOD..............................       $  9.86
                                                                   =======
Total Return (Excludes Sales Charge)........................          3.53%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................       $11,405
  Ratio of expenses to average net assets...................          1.13%(c)
  Ratio of net investment income to average net assets......          8.46%(c)
  Ratio of expenses to average net assets*..................          1.43%(c)
  Ratio of net investment income to average net assets*.....          8.16%(c)
  Portfolio Turnover (d)....................................         28.02%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  HIGH YIELD
                                                                  BOND FUND
                                                                --------------
                                                                CLASS B SHARES
                                                                --------------
                                                                 NOVEMBER 13,
                                                                   1998 TO
                                                                   JUNE 30,
                                                                   1999 (a)
                                                                --------------
NET ASSET VALUE, BEGINNING OF PERIOD........................        $10.00
                                                                    ------
Investment Activities:
  Net investment income.....................................          0.45
  Net realized and unrealized gains (losses) from
    investments.............................................         (0.12)
                                                                    ------
    Total from Investment Activities........................          0.33
                                                                    ------
Distributions:
  Net investment income.....................................         (0.45)
                                                                    ------
    Total Distributions.....................................         (0.45)
                                                                    ------
NET ASSET VALUE, END OF PERIOD..............................        $ 9.88
                                                                    ======
Total Return (Excludes Sales Charge)........................          3.30%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................        $3,748
  Ratio of expenses to average net assets...................          1.77%(c)
  Ratio of net investment income to average net assets......          7.69%(c)
  Ratio of expenses to average net assets*..................          2.06%(c)
  Ratio of net investment income to average net assets*.....          7.40%(c)
  Portfolio Turnover (d)....................................         28.02%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  HIGH YIELD
                                                                  BOND FUND
                                                                --------------
                                                                CLASS C SHARES
                                                                --------------
                                                                   MARCH 22
                                                                   1999 TO
                                                                   JUNE 30,
                                                                   1999 (a)
                                                                --------------
NET ASSET VALUE, BEGINNING OF PERIOD........................        $10.14
                                                                    ------
Investment Activities:
  Net investment income.....................................          0.22
  Net realized and unrealized gains from investments........         (0.27)
                                                                    ------
    Total from Investment Activities........................         (0.05)
                                                                    ------
Distributions:
  Net investment income.....................................         (0.22)
                                                                    ------
    Total Distributions.....................................         (0.22)
                                                                    ------
NET ASSET VALUE, END OF PERIOD..............................        $ 9.87
                                                                    ======
Total Return (Excludes Sales Charge)........................          (0.56)%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000).........................        $    9
  Ratio of expenses to average net assets...................          1.76%(c)
  Ratio of net investment income to average net assets......          7.84%(c)
  Ratio of expenses to average net assets*..................          2.08%(c)
  Ratio of net investment income to average net assets*.....          7.52%(c)
  Portfolio Turnover (d)....................................         28.02%

------------

 * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

To the Shareholders and Board of Trustees of One Group Mutual Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of the Ultra Short-Term Bond Fund, the Short-Term Bond Fund (formerly the Limited Volatility Bond Fund), the Intermediate Bond Fund, the Bond Fund (formerly the Pegasus Bond Fund), the Income Bond Fund, the Government Bond Fund, the Treasury & Agency Fund, and the High Yield Bond Fund (eight series of One Group Mutual Funds, hereafter referred to as the "Funds") at June 30, 1999, the results of each of their operations for each of the periods presented, the changes in each of their net assets for each of the periods presented, and the cash flows of the Short-Term Bond Fund, the Intermediate Bond Fund, the Bond Fund and the Income Bond Fund for each of the periods then ended and the financial highlights for each of the periods presented (other than those statements of operations, statements of changes in net assets and financial highlights that have been audited by other independent accountants), in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The financial statements of the Intermediate Bond Fund, the Bond Fund and the Income Bond Fund for all periods ended on or before December 31, 1998 were audited by other independent accountants whose report dated February 12, 1999, expressed an unqualified opinion on those statements and financial highlights.

PricewaterhouseCoopers LLP
Columbus, Ohio
August 20, 1999

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

Important Customer Information.
Please Read:

Shares of One Group:
- are not deposits or obligations
  of, or guaranteed by, BANK ONE
  CORPORATION or its affiliates
- are not insured or guaranteed by the
  FDIC or by any other governmental
  agency or government-sponsored
  agency of the federal government
  or any state
- are subject to investment risks,
  including possible loss of the
  principal amount invested.

Banc One Investment Advisors
Corporation, a registered investment
advisor and an indirect subsidiary of
BANK ONE CORPORATION, serves as an
investment advisor to One Group, for
which it receives advisory fees. One
Group is distributed by The One Group
Services Company, 3435 Stelzer Road,
Columbus, Ohio 43219, which is not
affiliated with BANK ONE CORPORATION and is not a bank. Contact us at our web site address: www.onegroup.com or e-mail us at onegroup@onegroup.com.

For more complete information on
any of One Group Funds, includ-
ing management fees and expenses,
you may obtain a prospectus from
The One Group Services Company.
Read the prospectus carefully
before investing.



BANC ONE
INVESTMENT
ADVISORS
CORPORATION
[BANK ONE LOGO]                                              TOG-F-037-AN (8/99)